UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund, Goldman Sachs International Equity Income Fund, Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund, and Goldman Sachs International Small Cap Insights Fund is filed herewith.

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class A: GERAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$154	1.35%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection in the consumer staples, industrials and materials sectors helped the Fund’s performance relative to the MSCI Emerging Markets Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes added to relative performance. Our Market Themes & Trends investment theme contributed most positively followed at a distance by our Sentiment Analysis investment theme.

  Regarding individual stock positions, the Fund benefited from overweights versus the Index in HD Korea Shipbuilding & Offshore Engineering and Charoen Pokphand Foods. An underweight in BYD was also advantageous.

  The Fund’s overweight in HD Korea Shipbuilding & Offshore Engineering, based in South Korea, was based on all four of our investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Charoen Pokphand Foods, a Thailand-based agro-industrial and food conglomerate.

  All four of our investment themes resulted in the Fund’s underweight in BYD, a China-based manufacturer of electric vehicles, batteries and renewable energy solutions.

  Country positioning bolstered the Fund’s returns. Specifically, the Fund was aided by its overweights versus the Index in South Korea, Thailand and China.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, information technology and health care sectors had a negative impact on performance.

  Our Fundamental Mispricings and High-Quality Business Models investment themes detracted from the Fund’s relative returns.

  As for individual stock positions, overweights compared to the Index in Infosys and Meituan and an underweight in Delta Electronics detracted from relative results.

  The Fund was overweight Infosys, an India-based technology company, mainly due to our Fundamental Mispricings, High-Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Meituan, a China-based technology-driven retail company, was mostly because of our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes.

  The underweight in Taiwanese electronics manufacturing company Delta Electronics was largely based on our Market Themes & Trends, High-Quality Business Models and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by a relatively neutral position in India, an overweight in Turkey and an underweight in Greece.

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$10,881	$10,283	$10,927
10/17	$14,162	$13,383	$13,817
10/18	$12,163	$11,494	$12,087
10/19	$12,862	$12,154	$13,521
10/20	$14,352	$13,563	$14,636
10/21	$16,735	$15,814	$17,119
10/22	$11,743	$11,097	$11,807
10/23	$13,256	$12,527	$13,082
10/24	$16,313	$15,416	$16,394
10/25	$20,886	$19,737	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	28.03%	7.78%	7.63%
Class A Including sale charges	21.04%	6.57%	7.03%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N585-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class C: GERCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.10%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection in the consumer staples, industrials and materials sectors helped the Fund’s performance relative to the MSCI Emerging Markets Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes added to relative performance. Our Market Themes & Trends investment theme contributed most positively followed at a distance by our Sentiment Analysis investment theme.

  Regarding individual stock positions, the Fund benefited from overweights versus the Index in HD Korea Shipbuilding & Offshore Engineering and Charoen Pokphand Foods. An underweight in BYD was also advantageous.

  The Fund’s overweight in HD Korea Shipbuilding & Offshore Engineering, based in South Korea, was based on all four of our investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Charoen Pokphand Foods, a Thailand-based agro-industrial and food conglomerate.

  All four of our investment themes resulted in the Fund’s underweight in BYD, a China-based manufacturer of electric vehicles, batteries and renewable energy solutions.

  Country positioning bolstered the Fund’s returns. Specifically, the Fund was aided by its overweights versus the Index in South Korea, Thailand and China.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, information technology and health care sectors had a negative impact on performance.

  Our Fundamental Mispricings and High-Quality Business Models investment themes detracted from the Fund’s relative returns.

  As for individual stock positions, overweights compared to the Index in Infosys and Meituan and an underweight in Delta Electronics detracted from relative results.

  The Fund was overweight Infosys, an India-based technology company, mainly due to our Fundamental Mispricings, High-Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Meituan, a China-based technology-driven retail company, was mostly because of our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes.

  The underweight in Taiwanese electronics manufacturing company Delta Electronics was largely based on our Market Themes & Trends, High-Quality Business Models and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by a relatively neutral position in India, an overweight in Turkey and an underweight in Greece.

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,799	$10,691	$10,927
10/17	$13,952	$13,813	$13,817
10/18	$11,887	$11,768	$12,087
10/19	$12,492	$12,368	$13,521
10/20	$13,827	$13,688	$14,636
10/21	$16,003	$15,843	$17,119
10/22	$11,144	$11,033	$11,807
10/23	$12,485	$12,360	$13,082
10/24	$15,247	$15,094	$16,394
10/25	$19,377	$19,183	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	27.09%	6.98%	6.83%
Class C Including sale charges	26.09%	6.98%	6.83%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N577-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class: GERIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.00%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection in the consumer staples, industrials and materials sectors helped the Fund’s performance relative to the MSCI Emerging Markets Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes added to relative performance. Our Market Themes & Trends investment theme contributed most positively followed at a distance by our Sentiment Analysis investment theme.

  Regarding individual stock positions, the Fund benefited from overweights versus the Index in HD Korea Shipbuilding & Offshore Engineering and Charoen Pokphand Foods. An underweight in BYD was also advantageous.

  The Fund’s overweight in HD Korea Shipbuilding & Offshore Engineering, based in South Korea, was based on all four of our investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Charoen Pokphand Foods, a Thailand-based agro-industrial and food conglomerate.

  All four of our investment themes resulted in the Fund’s underweight in BYD, a China-based manufacturer of electric vehicles, batteries and renewable energy solutions.

  Country positioning bolstered the Fund’s returns. Specifically, the Fund was aided by its overweights versus the Index in South Korea, Thailand and China.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, information technology and health care sectors had a negative impact on performance.

  Our Fundamental Mispricings and High-Quality Business Models investment themes detracted from the Fund’s relative returns.

  As for individual stock positions, overweights compared to the Index in Infosys and Meituan and an underweight in Delta Electronics detracted from relative results.

  The Fund was overweight Infosys, an India-based technology company, mainly due to our Fundamental Mispricings, High-Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Meituan, a China-based technology-driven retail company, was mostly because of our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes.

  The underweight in Taiwanese electronics manufacturing company Delta Electronics was largely based on our Market Themes & Trends, High-Quality Business Models and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by a relatively neutral position in India, an overweight in Turkey and an underweight in Greece.

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,093,800	$1,092,700
10/17	$1,429,268	$1,381,719
10/18	$1,231,601	$1,208,728
10/19	$1,307,714	$1,352,083
10/20	$1,463,724	$1,463,630
10/21	$1,713,581	$1,711,862
10/22	$1,205,676	$1,180,671
10/23	$1,365,669	$1,308,183
10/24	$1,687,830	$1,639,415
10/25	$2,168,356	$2,096,976

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	28.47%	8.17%	8.04%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N569-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class: GIRPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$126	1.10%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection in the consumer staples, industrials and materials sectors helped the Fund’s performance relative to the MSCI Emerging Markets Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes added to relative performance. Our Market Themes & Trends investment theme contributed most positively followed at a distance by our Sentiment Analysis investment theme.

  Regarding individual stock positions, the Fund benefited from overweights versus the Index in HD Korea Shipbuilding & Offshore Engineering and Charoen Pokphand Foods. An underweight in BYD was also advantageous.

  The Fund’s overweight in HD Korea Shipbuilding & Offshore Engineering, based in South Korea, was based on all four of our investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Charoen Pokphand Foods, a Thailand-based agro-industrial and food conglomerate.

  All four of our investment themes resulted in the Fund’s underweight in BYD, a China-based manufacturer of electric vehicles, batteries and renewable energy solutions.

  Country positioning bolstered the Fund’s returns. Specifically, the Fund was aided by its overweights versus the Index in South Korea, Thailand and China.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, information technology and health care sectors had a negative impact on performance.

  Our Fundamental Mispricings and High-Quality Business Models investment themes detracted from the Fund’s relative returns.

  As for individual stock positions, overweights compared to the Index in Infosys and Meituan and an underweight in Delta Electronics detracted from relative results.

  The Fund was overweight Infosys, an India-based technology company, mainly due to our Fundamental Mispricings, High-Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Meituan, a China-based technology-driven retail company, was mostly because of our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes.

  The underweight in Taiwanese electronics manufacturing company Delta Electronics was largely based on our Market Themes & Trends, High-Quality Business Models and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by a relatively neutral position in India, an overweight in Turkey and an underweight in Greece.

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,915	$10,927
10/17	$14,241	$13,817
10/18	$12,261	$12,087
10/19	$13,004	$13,521
10/20	$14,538	$14,636
10/21	$17,003	$17,119
10/22	$11,955	$11,807
10/23	$13,528	$13,082
10/24	$16,690	$16,394
10/25	$21,421	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	28.35%	8.06%	7.91%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145C562-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6: GERUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$113	0.99%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection in the consumer staples, industrials and materials sectors helped the Fund’s performance relative to the MSCI Emerging Markets Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes added to relative performance. Our Market Themes & Trends investment theme contributed most positively followed at a distance by our Sentiment Analysis investment theme.

  Regarding individual stock positions, the Fund benefited from overweights versus the Index in HD Korea Shipbuilding & Offshore Engineering and Charoen Pokphand Foods. An underweight in BYD was also advantageous.

  The Fund’s overweight in HD Korea Shipbuilding & Offshore Engineering, based in South Korea, was based on all four of our investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Charoen Pokphand Foods, a Thailand-based agro-industrial and food conglomerate.

  All four of our investment themes resulted in the Fund’s underweight in BYD, a China-based manufacturer of electric vehicles, batteries and renewable energy solutions.

  Country positioning bolstered the Fund’s returns. Specifically, the Fund was aided by its overweights versus the Index in South Korea, Thailand and China.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, information technology and health care sectors had a negative impact on performance.

  Our Fundamental Mispricings and High-Quality Business Models investment themes detracted from the Fund’s relative returns.

  As for individual stock positions, overweights compared to the Index in Infosys and Meituan and an underweight in Delta Electronics detracted from relative results.

  The Fund was overweight Infosys, an India-based technology company, mainly due to our Fundamental Mispricings, High-Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Meituan, a China-based technology-driven retail company, was mostly because of our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes.

  The underweight in Taiwanese electronics manufacturing company Delta Electronics was largely based on our Market Themes & Trends, High-Quality Business Models and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by a relatively neutral position in India, an overweight in Turkey and an underweight in Greece.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,930	$10,927
10/17	$14,290	$13,817
10/18	$12,312	$12,087
10/19	$13,090	$13,521
10/20	$14,640	$14,636
10/21	$17,144	$17,119
10/22	$12,078	$11,807
10/23	$13,683	$13,082
10/24	$16,893	$16,394
10/25	$21,692	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	28.41%	8.18%	8.04%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38147X259-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class R: GRRPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$182	1.60%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection in the consumer staples, industrials and materials sectors helped the Fund’s performance relative to the MSCI Emerging Markets Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes added to relative performance. Our Market Themes & Trends investment theme contributed most positively followed at a distance by our Sentiment Analysis investment theme.

  Regarding individual stock positions, the Fund benefited from overweights versus the Index in HD Korea Shipbuilding & Offshore Engineering and Charoen Pokphand Foods. An underweight in BYD was also advantageous.

  The Fund’s overweight in HD Korea Shipbuilding & Offshore Engineering, based in South Korea, was based on all four of our investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Charoen Pokphand Foods, a Thailand-based agro-industrial and food conglomerate.

  All four of our investment themes resulted in the Fund’s underweight in BYD, a China-based manufacturer of electric vehicles, batteries and renewable energy solutions.

  Country positioning bolstered the Fund’s returns. Specifically, the Fund was aided by its overweights versus the Index in South Korea, Thailand and China.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, information technology and health care sectors had a negative impact on performance.

  Our Fundamental Mispricings and High-Quality Business Models investment themes detracted from the Fund’s relative returns.

  As for individual stock positions, overweights compared to the Index in Infosys and Meituan and an underweight in Delta Electronics detracted from relative results.

  The Fund was overweight Infosys, an India-based technology company, mainly due to our Fundamental Mispricings, High-Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Meituan, a China-based technology-driven retail company, was mostly because of our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes.

  The underweight in Taiwanese electronics manufacturing company Delta Electronics was largely based on our Market Themes & Trends, High-Quality Business Models and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by a relatively neutral position in India, an overweight in Turkey and an underweight in Greece.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,860	$10,927
10/17	$14,103	$13,817
10/18	$12,080	$12,087
10/19	$12,747	$13,521
10/20	$14,178	$14,636
10/21	$16,507	$17,119
10/22	$11,542	$11,807
10/23	$12,997	$13,082
10/24	$15,960	$16,394
10/25	$20,378	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	27.68%	7.52%	7.37%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145L224-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Insights Fund

Class P: GAGPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$113	0.99%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection in the consumer staples, industrials and materials sectors helped the Fund’s performance relative to the MSCI Emerging Markets Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes added to relative performance. Our Market Themes & Trends investment theme contributed most positively followed at a distance by our Sentiment Analysis investment theme.

  Regarding individual stock positions, the Fund benefited from overweights versus the Index in HD Korea Shipbuilding & Offshore Engineering and Charoen Pokphand Foods. An underweight in BYD was also advantageous.

  The Fund’s overweight in HD Korea Shipbuilding & Offshore Engineering, based in South Korea, was based on all four of our investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes drove the Fund’s overweight in Charoen Pokphand Foods, a Thailand-based agro-industrial and food conglomerate.

  All four of our investment themes resulted in the Fund’s underweight in BYD, a China-based manufacturer of electric vehicles, batteries and renewable energy solutions.

  Country positioning bolstered the Fund’s returns. Specifically, the Fund was aided by its overweights versus the Index in South Korea, Thailand and China.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, information technology and health care sectors had a negative impact on performance.

  Our Fundamental Mispricings and High-Quality Business Models investment themes detracted from the Fund’s relative returns.

  As for individual stock positions, overweights compared to the Index in Infosys and Meituan and an underweight in Delta Electronics detracted from relative results.

  The Fund was overweight Infosys, an India-based technology company, mainly due to our Fundamental Mispricings, High-Quality Business Models and Sentiment Analysis investment themes.

  The Fund’s overweight in Meituan, a China-based technology-driven retail company, was mostly because of our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes.

  The underweight in Taiwanese electronics manufacturing company Delta Electronics was largely based on our Market Themes & Trends, High-Quality Business Models and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by a relatively neutral position in India, an overweight in Turkey and an underweight in Greece.

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$0	$10,000
10/18	$8,284	$8,360
10/19	$8,808	$9,352
10/20	$9,851	$10,123
10/21	$11,536	$11,840
10/22	$8,127	$8,166
10/23	$9,206	$9,048
10/24	$11,366	$11,339
10/25	$14,594	$14,503

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	28.40%	8.17%	5.13%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.05%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$2,694,359,036
# of Portfolio Holdings as of Period End	336
Portfolio Turnover Rate for the Period	158%
Total Net Advisory Fees Paid for the Period	$21,832,656

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.8%
Financials	19.1%
Consumer Discretionary	10.4%
Industrials	10.3%
Communication Services	10.1%
Materials	8.7%
Health Care	4.5%
Energy	2.6%
Utilities	1.6%
Other	0.9%

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38150B848-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Class A: GCIAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$133	1.16%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$10,098	$9,543	$9,677
10/17	$12,933	$12,221	$11,945
10/18	$11,806	$11,157	$11,127
10/19	$12,583	$11,891	$12,355
10/20	$11,770	$11,123	$11,508
10/21	$15,478	$14,626	$15,441
10/22	$11,986	$11,327	$11,890
10/23	$14,044	$13,271	$13,602
10/24	$17,385	$16,429	$16,726
10/25	$22,585	$21,343	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	29.91%	13.91%	8.48%
Class A Including sale charges	22.79%	12.64%	7.87%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V878-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Class C: GCICX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$219	1.91%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,022	$9,922	$9,677
10/17	$12,739	$12,612	$11,945
10/18	$11,535	$11,420	$11,127
10/19	$12,203	$12,081	$12,355
10/20	$11,337	$11,223	$11,508
10/21	$14,798	$14,650	$15,441
10/22	$11,371	$11,257	$11,890
10/23	$13,219	$13,087	$13,602
10/24	$16,240	$16,078	$16,726
10/25	$20,953	$20,743	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	29.02%	13.06%	7.67%
Class C Including sale charges	27.97%	13.06%	7.67%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V852-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Institutional Class: GCIIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.79%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,013,400	$967,700
10/17	$1,302,928	$1,194,529
10/18	$1,192,440	$1,112,704
10/19	$1,276,746	$1,235,546
10/20	$1,199,119	$1,150,788
10/21	$1,581,998	$1,544,127
10/22	$1,229,687	$1,188,978
10/23	$1,446,235	$1,360,191
10/24	$1,796,803	$1,672,626
10/25	$2,343,390	$2,057,832

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	30.42%	14.33%	8.88%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V845-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Service Class: GCISX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$149	1.30%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,087	$9,677
10/17	$12,900	$11,945
10/18	$11,750	$11,127
10/19	$12,507	$12,355
10/20	$11,693	$11,508
10/21	$15,347	$15,441
10/22	$11,865	$11,890
10/23	$13,886	$13,602
10/24	$17,171	$16,726
10/25	$22,279	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	29.75%	13.75%	8.33%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V837-AR-1025     Service Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Investor Class: GCITX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$104	0.90%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,122	$9,677
10/17	$13,001	$11,945
10/18	$11,893	$11,127
10/19	$12,714	$12,355
10/20	$11,922	$11,508
10/21	$15,725	$15,441
10/22	$12,204	$11,890
10/23	$14,336	$13,602
10/24	$17,791	$16,726
10/25	$23,173	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	30.25%	14.21%	8.76%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N519-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Class R6: GCIUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.78%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,138	$9,677
10/17	$13,028	$11,945
10/18	$11,924	$11,127
10/19	$12,770	$12,355
10/20	$11,995	$11,508
10/21	$15,830	$15,441
10/22	$12,303	$11,890
10/23	$14,462	$13,602
10/24	$17,984	$16,726
10/25	$23,449	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	30.39%	14.34%	8.89%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38147X242-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Class R: GCIRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$162	1.41%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,067	$9,677
10/17	$12,867	$11,945
10/18	$11,707	$11,127
10/19	$12,452	$12,355
10/20	$11,616	$11,508
10/21	$15,240	$15,441
10/22	$11,766	$11,890
10/23	$13,759	$13,602
10/24	$16,986	$16,726
10/25	$22,023	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	29.65%	13.64%	8.21%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N527-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Insights Fund

Class P: GGFPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$90	0.78%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, information technology and materials sectors added to the Fund’s performance versus the MSCI EAFE Standard Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns, with Market Themes & Trends our best-performing theme. The Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes also bolstered relative performance.

  In terms of individual stock positions, the Fund was aided by its overweights compared to the Index in Sumitomo Electric Industries, Banco BPM and E.ON.

  The overweight in Sumitomo Electric Industries, a Japanese manufacturer of electric wire and optical fiber cables, was largely due to our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Market Themes & Trends, Fundamental Mispricings and High-Quality Business Models investment themes led to the Fund’s overweight in Italian banking group Banco BPM.

  The Fund was overweight Germany-based energy company E.ON mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund benefited from its country positioning, with overweights in Japan, Germany and France contributing positively.

Top Detractors from Performance:

  Stock selection in only one sector—communication services—detracted from relative results.

  Regarding individual stock positions, the Fund was hampered by an overweight versus the Index in SoftBank Group. Underweights in Sony Group and Banco Santander also limited returns.

  The Fund’s overweight in SoftBank Group, a Japan-based telecommunications and technology company, was mostly because of our Market Themes & Trends, High-Quality Business Models and Sentiment Analysis investment themes.

  Our High-Quality Business Models, Market Themes & Trends and Sentiment Analysis investment themes resulted in the Fund’s overweight in Japan-based Sony Group, a provider of electronics, gaming, entertainment and financial services.

  The overweight in Spanish retail bank Banco Santander was largely due to our Market Themes & Trends and Fundamental Mispricings investment themes.

  Within country positioning, the Fund was hampered by underweights in Spain and Sweden and by a lack of exposure to Israel.

Goldman Sachs International Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,854	$9,027
10/19	$9,476	$10,024
10/20	$8,900	$9,336
10/21	$11,748	$12,527
10/22	$9,130	$9,646
10/23	$10,733	$11,035
10/24	$13,341	$13,569
10/25	$17,399	$16,695

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	30.42%	14.34%	7.61%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.02%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$4,630,168,125
# of Portfolio Holdings as of Period End	356
Portfolio Turnover Rate for the Period	156%
Total Net Advisory Fees Paid for the Period	$20,649,606

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.6%
Industrials	18.9%
Health Care	12.3%
Information Technology	10.2%
Consumer Discretionary	9.1%
Materials	6.8%
Consumer Staples	6.0%
Communication Services	3.3%
Energy	3.1%
Other	5.0%

Goldman Sachs International Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38150B590-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Small Cap Insights Fund

Class A: GICAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$141	1.22%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, financials and materials sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns. Market Themes & Trends was our best-performing theme followed at a distance by our Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Modec, Mitsui E&S and Johnson Electric Holdings.

  The overweight in Japan-based general contractor Modec was mainly due to our Market Themes & Trends, Sentiment Analysis and High-Quality Business Models investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Mitsui E&S, a Japanese heavy industries company.

  The Fund was overweight Johnson Electric Holdings, a Hong Kong-based manufacturer of motion systems, primarily because of our Market Themes & Trends and Sentiment Analysis investment themes.

  The Fund was helped by its country positioning, highlighted by its overweights in Japan, Australia and Switzerland.

Top Detractors from Performance:

  Stock selection in only two sectors—utilities and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of individual stock positions, the Fund was hindered by overweights versus the Index in Resolute Mining, Arcadis and Yue Yuen Industrial Holdings.

  Our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Australia-based Resolute Mining.

  The overweight in Arcadis, a Netherlands-based design, engineering and management consulting firm, was largely due to our Sentiment Analysis, Market Themes & Trends and Fundamental Mispricings investment themes.

  The Fund was overweight Yue Yuen Industrial Holdings, a Taiwanese footwear manufacturer, mainly because of our Market Themes & Trends and Sentiment Analysis investment themes.

  Among countries, the Fund was hampered by underweight positions in Singapore and Norway and by an overweight position in the Netherlands.

Goldman Sachs International Small Cap Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,419	$9,846	$10,298	$9,759
10/17	$13,337	$12,604	$13,131	$12,103
10/18	$12,020	$11,359	$12,105	$11,256
10/19	$12,823	$12,117	$13,173	$12,463
10/20	$12,311	$11,634	$12,994	$11,704
10/21	$16,330	$15,432	$17,642	$15,733
10/22	$11,910	$11,255	$12,300	$11,934
10/23	$13,166	$12,442	$13,096	$13,515
10/24	$16,409	$15,507	$16,103	$16,619
10/25	$21,627	$20,438	$20,048	$20,485

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	31.80%	11.92%	8.01%
Class A Including sale charges	24.56%	10.66%	7.40%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Small Cap Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Goldman Sachs International Small Cap Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N627-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Small Cap Insights Fund

Class C: GICCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$227	1.97%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, financials and materials sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns. Market Themes & Trends was our best-performing theme followed at a distance by our Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Modec, Mitsui E&S and Johnson Electric Holdings.

  The overweight in Japan-based general contractor Modec was mainly due to our Market Themes & Trends, Sentiment Analysis and High-Quality Business Models investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Mitsui E&S, a Japanese heavy industries company.

  The Fund was overweight Johnson Electric Holdings, a Hong Kong-based manufacturer of motion systems, primarily because of our Market Themes & Trends and Sentiment Analysis investment themes.

  The Fund was helped by its country positioning, highlighted by its overweights in Japan, Australia and Switzerland.

Top Detractors from Performance:

  Stock selection in only two sectors—utilities and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of individual stock positions, the Fund was hindered by overweights versus the Index in Resolute Mining, Arcadis and Yue Yuen Industrial Holdings.

  Our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Australia-based Resolute Mining.

  The overweight in Arcadis, a Netherlands-based design, engineering and management consulting firm, was largely due to our Sentiment Analysis, Market Themes & Trends and Fundamental Mispricings investment themes.

  The Fund was overweight Yue Yuen Industrial Holdings, a Taiwanese footwear manufacturer, mainly because of our Market Themes & Trends and Sentiment Analysis investment themes.

  Among countries, the Fund was hampered by underweight positions in Singapore and Norway and by an overweight position in the Netherlands.

Goldman Sachs International Small Cap Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,328	$10,225	$10,298	$9,759
10/17	$13,137	$13,006	$13,131	$12,103
10/18	$11,746	$11,629	$12,105	$11,256
10/19	$12,444	$12,319	$13,173	$12,463
10/20	$11,856	$11,738	$12,994	$11,704
10/21	$15,611	$15,455	$17,642	$15,733
10/22	$11,295	$11,182	$12,300	$11,934
10/23	$12,398	$12,274	$13,096	$13,515
10/24	$15,335	$15,182	$16,103	$16,619
10/25	$20,060	$19,860	$20,048	$20,485

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	30.81%	11.08%	7.20%
Class C Including sale charges	29.78%	11.08%	7.20%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Small Cap Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Goldman Sachs International Small Cap Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N619-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Small Cap Insights Fund

Institutional Class: GICIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.86%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, financials and materials sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns. Market Themes & Trends was our best-performing theme followed at a distance by our Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Modec, Mitsui E&S and Johnson Electric Holdings.

  The overweight in Japan-based general contractor Modec was mainly due to our Market Themes & Trends, Sentiment Analysis and High-Quality Business Models investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Mitsui E&S, a Japanese heavy industries company.

  The Fund was overweight Johnson Electric Holdings, a Hong Kong-based manufacturer of motion systems, primarily because of our Market Themes & Trends and Sentiment Analysis investment themes.

  The Fund was helped by its country positioning, highlighted by its overweights in Japan, Australia and Switzerland.

Top Detractors from Performance:

  Stock selection in only two sectors—utilities and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of individual stock positions, the Fund was hindered by overweights versus the Index in Resolute Mining, Arcadis and Yue Yuen Industrial Holdings.

  Our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Australia-based Resolute Mining.

  The overweight in Arcadis, a Netherlands-based design, engineering and management consulting firm, was largely due to our Sentiment Analysis, Market Themes & Trends and Fundamental Mispricings investment themes.

  The Fund was overweight Yue Yuen Industrial Holdings, a Taiwanese footwear manufacturer, mainly because of our Market Themes & Trends and Sentiment Analysis investment themes.

  Among countries, the Fund was hampered by underweight positions in Singapore and Norway and by an overweight position in the Netherlands.

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,045,100	$1,029,800	$975,900
10/17	$1,343,894	$1,313,098	$1,210,311
10/18	$1,215,821	$1,210,545	$1,125,589
10/19	$1,302,144	$1,317,315	$1,246,253
10/20	$1,255,007	$1,299,400	$1,170,356
10/21	$1,670,539	$1,764,195	$1,573,309
10/22	$1,222,835	$1,229,997	$1,193,355
10/23	$1,356,858	$1,309,577	$1,351,475
10/24	$1,698,379	$1,610,256	$1,661,908
10/25	$2,244,407	$2,004,769	$2,048,468

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	32.15%	12.32%	8.41%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N593-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Small Cap Insights Fund

Investor Class: GIRLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	0.97%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, financials and materials sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns. Market Themes & Trends was our best-performing theme followed at a distance by our Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Modec, Mitsui E&S and Johnson Electric Holdings.

  The overweight in Japan-based general contractor Modec was mainly due to our Market Themes & Trends, Sentiment Analysis and High-Quality Business Models investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Mitsui E&S, a Japanese heavy industries company.

  The Fund was overweight Johnson Electric Holdings, a Hong Kong-based manufacturer of motion systems, primarily because of our Market Themes & Trends and Sentiment Analysis investment themes.

  The Fund was helped by its country positioning, highlighted by its overweights in Japan, Australia and Switzerland.

Top Detractors from Performance:

  Stock selection in only two sectors—utilities and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of individual stock positions, the Fund was hindered by overweights versus the Index in Resolute Mining, Arcadis and Yue Yuen Industrial Holdings.

  Our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Australia-based Resolute Mining.

  The overweight in Arcadis, a Netherlands-based design, engineering and management consulting firm, was largely due to our Sentiment Analysis, Market Themes & Trends and Fundamental Mispricings investment themes.

  The Fund was overweight Yue Yuen Industrial Holdings, a Taiwanese footwear manufacturer, mainly because of our Market Themes & Trends and Sentiment Analysis investment themes.

  Among countries, the Fund was hampered by underweight positions in Singapore and Norway and by an overweight position in the Netherlands.

Goldman Sachs International Small Cap Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000	$10,000
10/16	$10,434	$10,298	$9,759
10/17	$13,406	$13,131	$12,103
10/18	$12,103	$12,105	$11,256
10/19	$12,951	$13,173	$12,463
10/20	$12,468	$12,994	$11,704
10/21	$16,567	$17,642	$15,733
10/22	$12,111	$12,300	$11,934
10/23	$13,422	$13,096	$13,515
10/24	$16,782	$16,103	$16,619
10/25	$22,166	$20,048	$20,485

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	32.08%	12.19%	8.28%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Small Cap Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Goldman Sachs International Small Cap Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38145C554-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Small Cap Insights Fund

Class R6: GICUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$99	0.85%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, financials and materials sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns. Market Themes & Trends was our best-performing theme followed at a distance by our Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Modec, Mitsui E&S and Johnson Electric Holdings.

  The overweight in Japan-based general contractor Modec was mainly due to our Market Themes & Trends, Sentiment Analysis and High-Quality Business Models investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Mitsui E&S, a Japanese heavy industries company.

  The Fund was overweight Johnson Electric Holdings, a Hong Kong-based manufacturer of motion systems, primarily because of our Market Themes & Trends and Sentiment Analysis investment themes.

  The Fund was helped by its country positioning, highlighted by its overweights in Japan, Australia and Switzerland.

Top Detractors from Performance:

  Stock selection in only two sectors—utilities and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of individual stock positions, the Fund was hindered by overweights versus the Index in Resolute Mining, Arcadis and Yue Yuen Industrial Holdings.

  Our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Australia-based Resolute Mining.

  The overweight in Arcadis, a Netherlands-based design, engineering and management consulting firm, was largely due to our Sentiment Analysis, Market Themes & Trends and Fundamental Mispricings investment themes.

  The Fund was overweight Yue Yuen Industrial Holdings, a Taiwanese footwear manufacturer, mainly because of our Market Themes & Trends and Sentiment Analysis investment themes.

  Among countries, the Fund was hampered by underweight positions in Singapore and Norway and by an overweight position in the Netherlands.

Goldman Sachs International Small Cap Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000	$10,000
10/16	$10,474	$10,298	$9,759
10/17	$13,477	$13,131	$12,103
10/18	$12,187	$12,105	$11,256
10/19	$13,054	$13,173	$12,463
10/20	$12,582	$12,994	$11,704
10/21	$16,750	$17,642	$15,733
10/22	$12,259	$12,300	$11,934
10/23	$13,613	$13,096	$13,515
10/24	$17,029	$16,103	$16,619
10/25	$22,516	$20,048	$20,485

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	32.22%	12.34%	8.45%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	7.20%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	7.43%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Small Cap Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Goldman Sachs International Small Cap Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38147X234-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Small Cap Insights Fund

Class P: GGDPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$99	0.85%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the U.S. November 2024 Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Stock selection in the industrials, financials and materials sectors added to the Fund’s performance versus the MSCI EAFE Small Cap Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes contributed positively to relative returns. Market Themes & Trends was our best-performing theme followed at a distance by our Fundamental Mispricings, Sentiment Analysis and High-Quality Business Models investment themes.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Modec, Mitsui E&S and Johnson Electric Holdings.

  The overweight in Japan-based general contractor Modec was mainly due to our Market Themes & Trends, Sentiment Analysis and High-Quality Business Models investment themes.

  Our Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Mitsui E&S, a Japanese heavy industries company.

  The Fund was overweight Johnson Electric Holdings, a Hong Kong-based manufacturer of motion systems, primarily because of our Market Themes & Trends and Sentiment Analysis investment themes.

  The Fund was helped by its country positioning, highlighted by its overweights in Japan, Australia and Switzerland.

Top Detractors from Performance:

  Stock selection in only two sectors—utilities and consumer discretionary—detracted from the Fund’s relative returns.

  In terms of individual stock positions, the Fund was hindered by overweights versus the Index in Resolute Mining, Arcadis and Yue Yuen Industrial Holdings.

  Our Market Themes & Trends, Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Australia-based Resolute Mining.

  The overweight in Arcadis, a Netherlands-based design, engineering and management consulting firm, was largely due to our Sentiment Analysis, Market Themes & Trends and Fundamental Mispricings investment themes.

  The Fund was overweight Yue Yuen Industrial Holdings, a Taiwanese footwear manufacturer, mainly because of our Market Themes & Trends and Sentiment Analysis investment themes.

  Among countries, the Fund was hampered by underweight positions in Singapore and Norway and by an overweight position in the Netherlands.

Goldman Sachs International Small Cap Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000	$10,000
10/18	$8,570	$8,656	$8,971
10/19	$9,179	$9,420	$9,933
10/20	$8,848	$9,291	$9,328
10/21	$11,781	$12,615	$12,539
10/22	$8,623	$8,795	$9,511
10/23	$9,575	$9,364	$10,771
10/24	$11,978	$11,514	$13,245
10/25	$15,839	$14,335	$16,326

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	32.24%	12.34%	6.28%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	24.50%	9.06%	4.88%
MSCI EAFE IMI Index (Net, USD, Unhedged)	23.26%	11.84%	6.71%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Small Cap Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$5,705,310,806
# of Portfolio Holdings as of Period End	424
Portfolio Turnover Rate for the Period	165%
Total Net Advisory Fees Paid for the Period	$37,400,536

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	24.8%
Materials	12.5%
Financials	11.9%
Information Technology	11.2%
Real Estate	10.4%
Consumer Discretionary	10.1%
Energy	4.9%
Health Care	4.4%
Consumer Staples	3.1%
Other	4.1%

Goldman Sachs International Small Cap Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38150B574-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs China Equity Fund

Class A: GSAGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$167	1.45%

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative performance. Sector allocation as a whole also helped, albeit more modestly.

  Security selection in the industrials, health care and consumer discretionary sectors added the most value. Having overweights to industrials and health care further boosted relative results.

  An out-of-MSCI China All Shares Index position in Wuxi Lead Intelligent Equipment, a manufacturer of equipment for lithium-ion batteries, capacitors, photovoltaics and the computer, communications and consumer electronics industries, was the Fund’s top relative contributor. Its share price rose as markets became enthusiastic about the prospects of a breakthrough in new technologies in solid state batteries as well as on strong fundamental demand for lithium batteries.

  An overweight in Zijin Mining Group, the largest mining conglomerate in China, added value. The firm built a sizable resource reserve in gold and copper and was seen by many as among the few companies globally that could see steady growth in gold and copper mining output in the medium term. With the secular growth of new energy vehicles and renewables in China, the consumption of copper and green metals was expected to stay elevated, supporting prices.

  An average overweight in Xiaomi, a smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales.

Top Detractors from Performance:

  Security selection in the information technology, financials and consumer staples sectors detracted most. Having an underweight to financials also hurt.

  The Fund’s top detractor was Sungrow Power Supply, a manufacturer of new energy power equipment. The company enjoyed strong performance due to robust revenue growth driven by expanded sales volume, especially in its energy storage systems segment. The company also benefited from increased overseas market revenue, innovation in product offerings and economies of scale. The position proved a detractor given our untimely sale of the holding.

  An average overweight in technology-driven retail company Meituan detracted. It performed poorly due to a fierce price war with competitors like Alibaba Group Holding, which caused Meituan’s profit margins to shrink despite revenue growth. Increased costs and regulatory changes added to margin pressures.

  An average overweight in BYD Electronics, which manufactures handset components and provides assembly services, hurt. Its stock was weak amid U.S. tariff concerns and soft earnings. We sold the Fund’s position in BYD Electronics given the company’s miss on consensus earnings expectations due to weaker margins and market share loss in the smartphone casing business.

Goldman Sachs China Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$10,394	$9,822	$9,451
10/17	$13,654	$12,903	$12,513
10/18	$11,562	$10,926	$9,787
10/19	$13,821	$13,061	$11,449
10/20	$19,877	$18,784	$15,387
10/21	$20,267	$19,152	$15,296
10/22	$10,026	$9,475	$8,783
10/23	$10,919	$10,319	$9,804
10/24	$12,372	$11,691	$11,616
10/25	$16,122	$15,235	$14,991

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	30.31%	-4.10%	4.89%
Class A Including sale charges	23.15%	-5.17%	4.30%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Goldman Sachs China Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W570-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs China Equity Fund

Class C: GSACX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$252	2.20%

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative performance. Sector allocation as a whole also helped, albeit more modestly.

  Security selection in the industrials, health care and consumer discretionary sectors added the most value. Having overweights to industrials and health care further boosted relative results.

  An out-of-MSCI China All Shares Index position in Wuxi Lead Intelligent Equipment, a manufacturer of equipment for lithium-ion batteries, capacitors, photovoltaics and the computer, communications and consumer electronics industries, was the Fund’s top relative contributor. Its share price rose as markets became enthusiastic about the prospects of a breakthrough in new technologies in solid state batteries as well as on strong fundamental demand for lithium batteries.

  An overweight in Zijin Mining Group, the largest mining conglomerate in China, added value. The firm built a sizable resource reserve in gold and copper and was seen by many as among the few companies globally that could see steady growth in gold and copper mining output in the medium term. With the secular growth of new energy vehicles and renewables in China, the consumption of copper and green metals was expected to stay elevated, supporting prices.

  An average overweight in Xiaomi, a smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales.

Top Detractors from Performance:

  Security selection in the information technology, financials and consumer staples sectors detracted most. Having an underweight to financials also hurt.

  The Fund’s top detractor was Sungrow Power Supply, a manufacturer of new energy power equipment. The company enjoyed strong performance due to robust revenue growth driven by expanded sales volume, especially in its energy storage systems segment. The company also benefited from increased overseas market revenue, innovation in product offerings and economies of scale. The position proved a detractor given our untimely sale of the holding.

  An average overweight in technology-driven retail company Meituan detracted. It performed poorly due to a fierce price war with competitors like Alibaba Group Holding, which caused Meituan’s profit margins to shrink despite revenue growth. Increased costs and regulatory changes added to margin pressures.

  An average overweight in BYD Electronics, which manufactures handset components and provides assembly services, hurt. Its stock was weak amid U.S. tariff concerns and soft earnings. We sold the Fund’s position in BYD Electronics given the company’s miss on consensus earnings expectations due to weaker margins and market share loss in the smartphone casing business.

Goldman Sachs China Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,319	$10,216	$9,451
10/17	$13,451	$13,316	$12,513
10/18	$11,307	$11,194	$9,787
10/19	$13,417	$13,282	$11,449
10/20	$19,151	$18,959	$15,387
10/21	$19,384	$19,191	$15,296
10/22	$9,520	$9,425	$8,783
10/23	$10,287	$10,184	$9,804
10/24	$11,563	$11,447	$11,616
10/25	$14,956	$14,807	$14,991

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	29.35%	-4.82%	4.10%
Class C Including sale charges	28.35%	-4.82%	4.10%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Goldman Sachs China Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38142B294-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs China Equity Fund

Institutional Class: GSAIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$126	1.09%

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative performance. Sector allocation as a whole also helped, albeit more modestly.

  Security selection in the industrials, health care and consumer discretionary sectors added the most value. Having overweights to industrials and health care further boosted relative results.

  An out-of-MSCI China All Shares Index position in Wuxi Lead Intelligent Equipment, a manufacturer of equipment for lithium-ion batteries, capacitors, photovoltaics and the computer, communications and consumer electronics industries, was the Fund’s top relative contributor. Its share price rose as markets became enthusiastic about the prospects of a breakthrough in new technologies in solid state batteries as well as on strong fundamental demand for lithium batteries.

  An overweight in Zijin Mining Group, the largest mining conglomerate in China, added value. The firm built a sizable resource reserve in gold and copper and was seen by many as among the few companies globally that could see steady growth in gold and copper mining output in the medium term. With the secular growth of new energy vehicles and renewables in China, the consumption of copper and green metals was expected to stay elevated, supporting prices.

  An average overweight in Xiaomi, a smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales.

Top Detractors from Performance:

  Security selection in the information technology, financials and consumer staples sectors detracted most. Having an underweight to financials also hurt.

  The Fund’s top detractor was Sungrow Power Supply, a manufacturer of new energy power equipment. The company enjoyed strong performance due to robust revenue growth driven by expanded sales volume, especially in its energy storage systems segment. The company also benefited from increased overseas market revenue, innovation in product offerings and economies of scale. The position proved a detractor given our untimely sale of the holding.

  An average overweight in technology-driven retail company Meituan detracted. It performed poorly due to a fierce price war with competitors like Alibaba Group Holding, which caused Meituan’s profit margins to shrink despite revenue growth. Increased costs and regulatory changes added to margin pressures.

  An average overweight in BYD Electronics, which manufactures handset components and provides assembly services, hurt. Its stock was weak amid U.S. tariff concerns and soft earnings. We sold the Fund’s position in BYD Electronics given the company’s miss on consensus earnings expectations due to weaker margins and market share loss in the smartphone casing business.

Goldman Sachs China Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,043,300	$945,100
10/17	$1,376,217	$1,251,312
10/18	$1,170,060	$978,651
10/19	$1,403,838	$1,144,924
10/20	$2,025,457	$1,538,664
10/21	$2,071,637	$1,529,586
10/22	$1,028,568	$878,288
10/23	$1,123,608	$980,433
10/24	$1,277,317	$1,161,617
10/25	$1,670,220	$1,499,067

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	30.76%	-3.78%	5.26%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Goldman Sachs China Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W455-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs China Equity Fund

Investor Class: GSAEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.20%

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative performance. Sector allocation as a whole also helped, albeit more modestly.

  Security selection in the industrials, health care and consumer discretionary sectors added the most value. Having overweights to industrials and health care further boosted relative results.

  An out-of-MSCI China All Shares Index position in Wuxi Lead Intelligent Equipment, a manufacturer of equipment for lithium-ion batteries, capacitors, photovoltaics and the computer, communications and consumer electronics industries, was the Fund’s top relative contributor. Its share price rose as markets became enthusiastic about the prospects of a breakthrough in new technologies in solid state batteries as well as on strong fundamental demand for lithium batteries.

  An overweight in Zijin Mining Group, the largest mining conglomerate in China, added value. The firm built a sizable resource reserve in gold and copper and was seen by many as among the few companies globally that could see steady growth in gold and copper mining output in the medium term. With the secular growth of new energy vehicles and renewables in China, the consumption of copper and green metals was expected to stay elevated, supporting prices.

  An average overweight in Xiaomi, a smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales.

Top Detractors from Performance:

  Security selection in the information technology, financials and consumer staples sectors detracted most. Having an underweight to financials also hurt.

  The Fund’s top detractor was Sungrow Power Supply, a manufacturer of new energy power equipment. The company enjoyed strong performance due to robust revenue growth driven by expanded sales volume, especially in its energy storage systems segment. The company also benefited from increased overseas market revenue, innovation in product offerings and economies of scale. The position proved a detractor given our untimely sale of the holding.

  An average overweight in technology-driven retail company Meituan detracted. It performed poorly due to a fierce price war with competitors like Alibaba Group Holding, which caused Meituan’s profit margins to shrink despite revenue growth. Increased costs and regulatory changes added to margin pressures.

  An average overweight in BYD Electronics, which manufactures handset components and provides assembly services, hurt. Its stock was weak amid U.S. tariff concerns and soft earnings. We sold the Fund’s position in BYD Electronics given the company’s miss on consensus earnings expectations due to weaker margins and market share loss in the smartphone casing business.

Goldman Sachs China Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,419	$9,451
10/17	$13,726	$12,513
10/18	$11,652	$9,787
10/19	$13,966	$11,449
10/20	$20,132	$15,387
10/21	$20,579	$15,296
10/22	$10,207	$8,783
10/23	$11,145	$9,804
10/24	$12,661	$11,616
10/25	$16,543	$14,991

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	30.66%	-3.85%	5.16%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	4.13%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Goldman Sachs China Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38147X804-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs China Equity Fund

Class R6: GSAFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$125	1.08%

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative performance. Sector allocation as a whole also helped, albeit more modestly.

  Security selection in the industrials, health care and consumer discretionary sectors added the most value. Having overweights to industrials and health care further boosted relative results.

  An out-of-MSCI China All Shares Index position in Wuxi Lead Intelligent Equipment, a manufacturer of equipment for lithium-ion batteries, capacitors, photovoltaics and the computer, communications and consumer electronics industries, was the Fund’s top relative contributor. Its share price rose as markets became enthusiastic about the prospects of a breakthrough in new technologies in solid state batteries as well as on strong fundamental demand for lithium batteries.

  An overweight in Zijin Mining Group, the largest mining conglomerate in China, added value. The firm built a sizable resource reserve in gold and copper and was seen by many as among the few companies globally that could see steady growth in gold and copper mining output in the medium term. With the secular growth of new energy vehicles and renewables in China, the consumption of copper and green metals was expected to stay elevated, supporting prices.

  An average overweight in Xiaomi, a smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales.

Top Detractors from Performance:

  Security selection in the information technology, financials and consumer staples sectors detracted most. Having an underweight to financials also hurt.

  The Fund’s top detractor was Sungrow Power Supply, a manufacturer of new energy power equipment. The company enjoyed strong performance due to robust revenue growth driven by expanded sales volume, especially in its energy storage systems segment. The company also benefited from increased overseas market revenue, innovation in product offerings and economies of scale. The position proved a detractor given our untimely sale of the holding.

  An average overweight in technology-driven retail company Meituan detracted. It performed poorly due to a fierce price war with competitors like Alibaba Group Holding, which caused Meituan’s profit margins to shrink despite revenue growth. Increased costs and regulatory changes added to margin pressures.

  An average overweight in BYD Electronics, which manufactures handset components and provides assembly services, hurt. Its stock was weak amid U.S. tariff concerns and soft earnings. We sold the Fund’s position in BYD Electronics given the company’s miss on consensus earnings expectations due to weaker margins and market share loss in the smartphone casing business.

Goldman Sachs China Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI China All Shares Index (Net, USD, Unhedged)
2/28/18	$10,000	$10,000
10/18	$7,966	$7,405
10/19	$9,556	$8,663
10/20	$13,789	$11,642
10/21	$14,105	$11,574
10/22	$7,000	$6,646
10/23	$7,653	$7,419
10/24	$8,696	$8,789
10/25	$11,375	$11,343

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	30.81%	-3.77%	1.69%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	1.66%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Goldman Sachs China Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38148U130-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs China Equity Fund

Class P: GMEPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$125	1.08%

How did the Fund perform and what affected its performance?

The broad China equity market gained strongly overall. The early months of the Period were pressured by a strong U.S. dollar and concerns regarding potential U.S.-China trade tariff increases and semiconductor chip restrictions given the results of the November 2024 U.S. elections. Beginning in mid-January 2025, China equities staged a recovery, albeit uneven, led by a rally in technology stocks. Tailwinds included AI-related optimism, improved corporate earnings, resilient exports, increased domestic flows into its equity market, targeted Chinese government policy initiatives and an easing of select tariffs between the U.S. and China. China equities slid in October 2025 driven by renewed trade tensions with the U.S., mixed economic data, policy shifts and profit-taking after reaching a decade high early in the month.

Top Contributors to Performance:

  Stock selection overall contributed most positively to the Fund’s relative performance. Sector allocation as a whole also helped, albeit more modestly.

  Security selection in the industrials, health care and consumer discretionary sectors added the most value. Having overweights to industrials and health care further boosted relative results.

  An out-of-MSCI China All Shares Index position in Wuxi Lead Intelligent Equipment, a manufacturer of equipment for lithium-ion batteries, capacitors, photovoltaics and the computer, communications and consumer electronics industries, was the Fund’s top relative contributor. Its share price rose as markets became enthusiastic about the prospects of a breakthrough in new technologies in solid state batteries as well as on strong fundamental demand for lithium batteries.

  An overweight in Zijin Mining Group, the largest mining conglomerate in China, added value. The firm built a sizable resource reserve in gold and copper and was seen by many as among the few companies globally that could see steady growth in gold and copper mining output in the medium term. With the secular growth of new energy vehicles and renewables in China, the consumption of copper and green metals was expected to stay elevated, supporting prices.

  An average overweight in Xiaomi, a smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales.

Top Detractors from Performance:

  Security selection in the information technology, financials and consumer staples sectors detracted most. Having an underweight to financials also hurt.

  The Fund’s top detractor was Sungrow Power Supply, a manufacturer of new energy power equipment. The company enjoyed strong performance due to robust revenue growth driven by expanded sales volume, especially in its energy storage systems segment. The company also benefited from increased overseas market revenue, innovation in product offerings and economies of scale. The position proved a detractor given our untimely sale of the holding.

  An average overweight in technology-driven retail company Meituan detracted. It performed poorly due to a fierce price war with competitors like Alibaba Group Holding, which caused Meituan’s profit margins to shrink despite revenue growth. Increased costs and regulatory changes added to margin pressures.

  An average overweight in BYD Electronics, which manufactures handset components and provides assembly services, hurt. Its stock was weak amid U.S. tariff concerns and soft earnings. We sold the Fund’s position in BYD Electronics given the company’s miss on consensus earnings expectations due to weaker margins and market share loss in the smartphone casing business.

Goldman Sachs China Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI China All Shares Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,027	$7,722
10/19	$9,631	$9,034
10/20	$13,899	$12,141
10/21	$14,213	$12,069
10/22	$7,057	$6,930
10/23	$7,714	$7,736
10/24	$8,765	$9,166
10/25	$11,464	$11,828

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	30.79%	-3.78%	1.82%
MSCI China All Shares Index (Net, USD, Unhedged)	29.05%	-0.52%	2.25%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs China Equity Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$40,926,808
# of Portfolio Holdings as of Period End	74
Portfolio Turnover Rate for the Period	63%
Total Net Advisory Fees Paid for the Period	$356,520

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	19.9%
Financials	18.8%
Communication Services	16.0%
Information Technology	13.0%
Industrials	10.4%
Materials	8.4%
Health Care	5.2%
Consumer Staples	4.5%
Utilities	1.4%
Other	2.1%

Goldman Sachs China Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38150B400-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Fund

Class A: GEMAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$152	1.34%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection and sector allocation as a whole added value to the Fund’s relative results.

  Security selection in information technology and materials contributed most positively to relative results. An overweight to information technology and an underweight to energy further boosted performance.

  From a country perspective, an overweight to Greece and stock selection in China and South Korea contributed positively to the Fund’s relative results.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance.

  Security selection in consumer discretionary, health care and real estate detracted. Overweights to consumer discretionary and health care also dampened performance.

  Stock selection in Indonesia, South Africa and the Philippines detracted. Overweights to Indonesia and the Philippines and an underweight in South Africa also hurt.

  The Fund’s top detractor was Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  China’s e-commerce retail, cloud computing and digital media giant Alibaba Group Holding detracted. Its shares fell early in 2025 amid concerns around geopolitical tensions. However, it reported strong June quarter results, which then drove a strong price rally. The Fund held a rather neutral position in the stock for much of the Period, only adding to the position in October 2025.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$11,003	$10,398	$10,927
10/17	$14,280	$13,494	$13,817
10/18	$11,806	$11,157	$12,087
10/19	$14,053	$13,280	$13,521
10/20	$16,559	$15,648	$14,636
10/21	$19,889	$18,795	$17,119
10/22	$11,792	$11,144	$11,807
10/23	$12,895	$12,185	$13,082
10/24	$15,946	$15,069	$16,394
10/25	$20,272	$19,157	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	27.13%	4.13%	7.32%
Class A Including sale charges	20.13%	2.96%	6.71%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Goldman Sachs Emerging Markets Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B450-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Fund

Class C: GEMCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$236	2.09%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection and sector allocation as a whole added value to the Fund’s relative results.

  Security selection in information technology and materials contributed most positively to relative results. An overweight to information technology and an underweight to energy further boosted performance.

  From a country perspective, an overweight to Greece and stock selection in China and South Korea contributed positively to the Fund’s relative results.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance.

  Security selection in consumer discretionary, health care and real estate detracted. Overweights to consumer discretionary and health care also dampened performance.

  Stock selection in Indonesia, South Africa and the Philippines detracted. Overweights to Indonesia and the Philippines and an underweight in South Africa also hurt.

  The Fund’s top detractor was Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  China’s e-commerce retail, cloud computing and digital media giant Alibaba Group Holding detracted. Its shares fell early in 2025 amid concerns around geopolitical tensions. However, it reported strong June quarter results, which then drove a strong price rally. The Fund held a rather neutral position in the stock for much of the Period, only adding to the position in October 2025.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$10,917	$10,808	$10,927
10/17	$14,065	$13,925	$13,817
10/18	$11,546	$11,431	$12,087
10/19	$13,639	$13,502	$13,521
10/20	$15,943	$15,784	$14,636
10/21	$19,009	$18,819	$17,119
10/22	$11,189	$11,077	$11,807
10/23	$12,141	$12,020	$13,082
10/24	$14,904	$14,755	$16,394
10/25	$18,805	$18,617	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	26.17%	3.36%	6.51%
Class C Including sale charges	25.17%	3.36%	6.51%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Goldman Sachs Emerging Markets Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B252-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Fund

Institutional Class: GEMIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.04%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection and sector allocation as a whole added value to the Fund’s relative results.

  Security selection in information technology and materials contributed most positively to relative results. An overweight to information technology and an underweight to energy further boosted performance.

  From a country perspective, an overweight to Greece and stock selection in China and South Korea contributed positively to the Fund’s relative results.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance.

  Security selection in consumer discretionary, health care and real estate detracted. Overweights to consumer discretionary and health care also dampened performance.

  Stock selection in Indonesia, South Africa and the Philippines detracted. Overweights to Indonesia and the Philippines and an underweight in South Africa also hurt.

  The Fund’s top detractor was Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  China’s e-commerce retail, cloud computing and digital media giant Alibaba Group Holding detracted. Its shares fell early in 2025 amid concerns around geopolitical tensions. However, it reported strong June quarter results, which then drove a strong price rally. The Fund held a rather neutral position in the stock for much of the Period, only adding to the position in October 2025.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$1,104,600	$1,092,700
10/17	$1,439,404	$1,381,719
10/18	$1,194,849	$1,208,728
10/19	$1,427,965	$1,352,083
10/20	$1,687,426	$1,463,630
10/21	$2,033,517	$1,711,862
10/22	$1,209,536	$1,180,671
10/23	$1,326,256	$1,308,183
10/24	$1,645,751	$1,639,415
10/25	$2,097,345	$2,096,976

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	27.44%	4.44%	7.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B369-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Fund

Service Class: GEMSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$175	1.54%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection and sector allocation as a whole added value to the Fund’s relative results.

  Security selection in information technology and materials contributed most positively to relative results. An overweight to information technology and an underweight to energy further boosted performance.

  From a country perspective, an overweight to Greece and stock selection in China and South Korea contributed positively to the Fund’s relative results.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance.

  Security selection in consumer discretionary, health care and real estate detracted. Overweights to consumer discretionary and health care also dampened performance.

  Stock selection in Indonesia, South Africa and the Philippines detracted. Overweights to Indonesia and the Philippines and an underweight in South Africa also hurt.

  The Fund’s top detractor was Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  China’s e-commerce retail, cloud computing and digital media giant Alibaba Group Holding detracted. Its shares fell early in 2025 amid concerns around geopolitical tensions. However, it reported strong June quarter results, which then drove a strong price rally. The Fund held a rather neutral position in the stock for much of the Period, only adding to the position in October 2025.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$10,994	$10,927
10/17	$14,254	$13,817
10/18	$11,776	$12,087
10/19	$13,996	$13,521
10/20	$16,460	$14,636
10/21	$19,735	$17,119
10/22	$11,683	$11,807
10/23	$12,745	$13,082
10/24	$15,731	$16,394
10/25	$19,958	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	26.87%	3.93%	7.15%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Goldman Sachs Emerging Markets Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B351-AR-1025     Service Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Fund

Investor Class: GIRMX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	1.09%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection and sector allocation as a whole added value to the Fund’s relative results.

  Security selection in information technology and materials contributed most positively to relative results. An overweight to information technology and an underweight to energy further boosted performance.

  From a country perspective, an overweight to Greece and stock selection in China and South Korea contributed positively to the Fund’s relative results.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance.

  Security selection in consumer discretionary, health care and real estate detracted. Overweights to consumer discretionary and health care also dampened performance.

  Stock selection in Indonesia, South Africa and the Philippines detracted. Overweights to Indonesia and the Philippines and an underweight in South Africa also hurt.

  The Fund’s top detractor was Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  China’s e-commerce retail, cloud computing and digital media giant Alibaba Group Holding detracted. Its shares fell early in 2025 amid concerns around geopolitical tensions. However, it reported strong June quarter results, which then drove a strong price rally. The Fund held a rather neutral position in the stock for much of the Period, only adding to the position in October 2025.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$11,029	$10,927
10/17	$14,350	$13,817
10/18	$11,900	$12,087
10/19	$14,198	$13,521
10/20	$16,765	$14,636
10/21	$20,190	$17,119
10/22	$12,001	$11,807
10/23	$13,153	$13,082
10/24	$16,313	$16,394
10/25	$20,789	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	27.44%	4.39%	7.59%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38145C596-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Fund

Class R6: GEMUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.03%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection and sector allocation as a whole added value to the Fund’s relative results.

  Security selection in information technology and materials contributed most positively to relative results. An overweight to information technology and an underweight to energy further boosted performance.

  From a country perspective, an overweight to Greece and stock selection in China and South Korea contributed positively to the Fund’s relative results.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance.

  Security selection in consumer discretionary, health care and real estate detracted. Overweights to consumer discretionary and health care also dampened performance.

  Stock selection in Indonesia, South Africa and the Philippines detracted. Overweights to Indonesia and the Philippines and an underweight in South Africa also hurt.

  The Fund’s top detractor was Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  China’s e-commerce retail, cloud computing and digital media giant Alibaba Group Holding detracted. Its shares fell early in 2025 amid concerns around geopolitical tensions. However, it reported strong June quarter results, which then drove a strong price rally. The Fund held a rather neutral position in the stock for much of the Period, only adding to the position in October 2025.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$11,055	$10,927
10/17	$14,410	$13,817
10/18	$11,966	$12,087
10/19	$14,302	$13,521
10/20	$16,904	$14,636
10/21	$20,370	$17,119
10/22	$12,118	$11,807
10/23	$13,287	$13,082
10/24	$16,489	$16,394
10/25	$21,023	$20,970

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	27.50%	4.46%	7.71%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	7.68%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Goldman Sachs Emerging Markets Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38147X226-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity Fund

Class P: GAHPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$117	1.03%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Stock selection and sector allocation as a whole added value to the Fund’s relative results.

  Security selection in information technology and materials contributed most positively to relative results. An overweight to information technology and an underweight to energy further boosted performance.

  From a country perspective, an overweight to Greece and stock selection in China and South Korea contributed positively to the Fund’s relative results.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation overall detracted from the Fund’s relative performance.

  Security selection in consumer discretionary, health care and real estate detracted. Overweights to consumer discretionary and health care also dampened performance.

  Stock selection in Indonesia, South Africa and the Philippines detracted. Overweights to Indonesia and the Philippines and an underweight in South Africa also hurt.

  The Fund’s top detractor was Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  China’s e-commerce retail, cloud computing and digital media giant Alibaba Group Holding detracted. Its shares fell early in 2025 amid concerns around geopolitical tensions. However, it reported strong June quarter results, which then drove a strong price rally. The Fund held a rather neutral position in the stock for much of the Period, only adding to the position in October 2025.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$7,894	$8,360
10/19	$9,431	$9,352
10/20	$11,146	$10,123
10/21	$13,431	$11,840
10/22	$7,990	$8,166
10/23	$8,763	$9,048
10/24	$10,875	$11,339
10/25	$13,864	$14,503

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	27.49%	4.46%	4.42%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.05%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$3,017,556,216
# of Portfolio Holdings as of Period End	129
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$25,276,439

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	24.0%
Consumer Discretionary	14.6%
Communication Services	10.3%
Industrials	5.2%
Consumer Staples	4.6%
Materials	4.5%
Health Care	4.3%
Real Estate	1.8%
Other	0.0%

Goldman Sachs Emerging Markets Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38150B855-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A: GEMHX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$154	1.38%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in the information technology and energy sectors contributed most positively to the Fund’s relative results. An overweight to information technology and underweights to energy and utilities also added value.

  From a country perspective, stock selection in Taiwan and Brazil contributed most positively to relative results. An overweight to Greece and an underweight to Brazil also buoyed results.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An overweight to National Bank of Greece, which offers retail and corporate banking services, added value. Its shares rose after the bank reported strong profitability in the first quarter of 2025.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was a top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

Top Detractors from Performance:

  Country allocation and sector allocation overall detracted from the Fund’s relative results. Individual stock selection had a rather neutral effect during the Period.

  Security selection in consumer discretionary and real estate detracted. So, too, did overweights to consumer discretionary and consumer staples.

  Stock selection in Indonesia, South Africa and the United Arab Emirates detracted from the Fund’s results. An overweight to Indonesia and an underweight to South Africa also hurt.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,450	$10,000
10/23	$10,017	$9,466	$9,999
10/24	$12,480	$11,794	$12,718
10/25	$15,416	$14,568	$16,005

Average Annual Total Returns (%)

	1 Year	Since Inception
Class A Excluding sale charges (Commenced December 6, 2022)	23.52%	16.07%
Class A Including sale charges (Commenced on December 6, 2022)	16.72%	13.84%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C440-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C: GEMLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$237	2.13%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in the information technology and energy sectors contributed most positively to the Fund’s relative results. An overweight to information technology and underweights to energy and utilities also added value.

  From a country perspective, stock selection in Taiwan and Brazil contributed most positively to relative results. An overweight to Greece and an underweight to Brazil also buoyed results.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An overweight to National Bank of Greece, which offers retail and corporate banking services, added value. Its shares rose after the bank reported strong profitability in the first quarter of 2025.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was a top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

Top Detractors from Performance:

  Country allocation and sector allocation overall detracted from the Fund’s relative results. Individual stock selection had a rather neutral effect during the Period.

  Security selection in consumer discretionary and real estate detracted. So, too, did overweights to consumer discretionary and consumer staples.

  Stock selection in Indonesia, South Africa and the United Arab Emirates detracted from the Fund’s results. An overweight to Indonesia and an underweight to South Africa also hurt.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,900	$10,000
10/23	$9,946	$9,847	$9,999
10/24	$12,302	$12,179	$12,718
10/25	$15,080	$14,929	$16,005

Average Annual Total Returns (%)

	1 Year	Since Inception
Class C Excluding sale charges (Commenced December 6, 2022)	22.58%	15.19%
Class C Including sale charges (Commenced on December 6, 2022)	21.58%	15.19%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C432-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class: GEMJX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.04%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in the information technology and energy sectors contributed most positively to the Fund’s relative results. An overweight to information technology and underweights to energy and utilities also added value.

  From a country perspective, stock selection in Taiwan and Brazil contributed most positively to relative results. An overweight to Greece and an underweight to Brazil also buoyed results.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An overweight to National Bank of Greece, which offers retail and corporate banking services, added value. Its shares rose after the bank reported strong profitability in the first quarter of 2025.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was a top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

Top Detractors from Performance:

  Country allocation and sector allocation overall detracted from the Fund’s relative results. Individual stock selection had a rather neutral effect during the Period.

  Security selection in consumer discretionary and real estate detracted. So, too, did overweights to consumer discretionary and consumer staples.

  Stock selection in Indonesia, South Africa and the United Arab Emirates detracted from the Fund’s results. An overweight to Indonesia and an underweight to South Africa also hurt.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$1,000,000	$1,000,000
10/23	$1,004,600	$999,900
10/24	$1,256,152	$1,271,773
10/25	$1,556,498	$1,600,526

Average Annual Total Returns (%)

	1 Year	Since Inception
Institutional (Commenced December 6, 2022)	23.91%	16.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Goldman Sachs Emerging Markets Equity ex. China Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C424-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class: GEMOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$126	1.13%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in the information technology and energy sectors contributed most positively to the Fund’s relative results. An overweight to information technology and underweights to energy and utilities also added value.

  From a country perspective, stock selection in Taiwan and Brazil contributed most positively to relative results. An overweight to Greece and an underweight to Brazil also buoyed results.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An overweight to National Bank of Greece, which offers retail and corporate banking services, added value. Its shares rose after the bank reported strong profitability in the first quarter of 2025.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was a top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

Top Detractors from Performance:

  Country allocation and sector allocation overall detracted from the Fund’s relative results. Individual stock selection had a rather neutral effect during the Period.

  Security selection in consumer discretionary and real estate detracted. So, too, did overweights to consumer discretionary and consumer staples.

  Stock selection in Indonesia, South Africa and the United Arab Emirates detracted from the Fund’s results. An overweight to Indonesia and an underweight to South Africa also hurt.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,033	$9,999
10/24	$12,532	$12,718
10/25	$15,515	$16,005

Average Annual Total Returns (%)

	1 Year	Since Inception
Investor (Commenced December 6, 2022)	23.80%	16.33%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Goldman Sachs Emerging Markets Equity ex. China Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C416-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6: GEMWX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$115	1.03%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in the information technology and energy sectors contributed most positively to the Fund’s relative results. An overweight to information technology and underweights to energy and utilities also added value.

  From a country perspective, stock selection in Taiwan and Brazil contributed most positively to relative results. An overweight to Greece and an underweight to Brazil also buoyed results.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An overweight to National Bank of Greece, which offers retail and corporate banking services, added value. Its shares rose after the bank reported strong profitability in the first quarter of 2025.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was a top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

Top Detractors from Performance:

  Country allocation and sector allocation overall detracted from the Fund’s relative results. Individual stock selection had a rather neutral effect during the Period.

  Security selection in consumer discretionary and real estate detracted. So, too, did overweights to consumer discretionary and consumer staples.

  Stock selection in Indonesia, South Africa and the United Arab Emirates detracted from the Fund’s results. An overweight to Indonesia and an underweight to South Africa also hurt.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,564	$12,718
10/25	$15,569	$16,005

Average Annual Total Returns (%)

	1 Year	Since Inception
Class R6 (Commenced December 6, 2022)	23.92%	16.47%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C382-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R: GEMQX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$182	1.63%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in the information technology and energy sectors contributed most positively to the Fund’s relative results. An overweight to information technology and underweights to energy and utilities also added value.

  From a country perspective, stock selection in Taiwan and Brazil contributed most positively to relative results. An overweight to Greece and an underweight to Brazil also buoyed results.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An overweight to National Bank of Greece, which offers retail and corporate banking services, added value. Its shares rose after the bank reported strong profitability in the first quarter of 2025.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was a top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

Top Detractors from Performance:

  Country allocation and sector allocation overall detracted from the Fund’s relative results. Individual stock selection had a rather neutral effect during the Period.

  Security selection in consumer discretionary and real estate detracted. So, too, did overweights to consumer discretionary and consumer staples.

  Stock selection in Indonesia, South Africa and the United Arab Emirates detracted from the Fund’s results. An overweight to Indonesia and an underweight to South Africa also hurt.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$9,997	$9,999
10/24	$12,425	$12,718
10/25	$15,297	$16,005

Average Annual Total Returns (%)

	1 Year	Since Inception
Class R (Commenced December 6, 2022)	23.11%	15.76%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C390-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P: GEMPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$115	1.03%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, trade negotiations, regional reforms, targeted stimulus measures, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in the information technology and energy sectors contributed most positively to the Fund’s relative results. An overweight to information technology and underweights to energy and utilities also added value.

  From a country perspective, stock selection in Taiwan and Brazil contributed most positively to relative results. An overweight to Greece and an underweight to Brazil also buoyed results.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An overweight to National Bank of Greece, which offers retail and corporate banking services, added value. Its shares rose after the bank reported strong profitability in the first quarter of 2025.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was a top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

Top Detractors from Performance:

  Country allocation and sector allocation overall detracted from the Fund’s relative results. Individual stock selection had a rather neutral effect during the Period.

  Security selection in consumer discretionary and real estate detracted. So, too, did overweights to consumer discretionary and consumer staples.

  Stock selection in Indonesia, South Africa and the United Arab Emirates detracted from the Fund’s results. An overweight to Indonesia and an underweight to South Africa also hurt.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight in India-based real estate development company Godrej Properties hurt. Its share price declined amid concerns around high valuations and muted sales momentum.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,555	$12,718
10/25	$15,561	$16,005

Average Annual Total Returns (%)

	1 Year	Since Inception
Class P (Commenced December 6, 2022)	23.94%	16.45%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	25.85%	17.58%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$13,691,129
# of Portfolio Holdings as of Period End	110
Portfolio Turnover Rate for the Period	39%
Total Net Advisory Fees Paid for the Period	$104,658

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Taiwan was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	42.1%
Financials	25.4%
Consumer Discretionary	10.0%
Consumer Staples	5.7%
Health Care	4.3%
Materials	4.0%
Industrials	3.3%
Communication Services	2.9%
Real Estate	1.8%
Other	1.0%

Goldman Sachs Emerging Markets Equity ex. China Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity ex. China Fund

38150C374-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class A: GEBAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$155	1.38%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in and overweights to the information technology and communication services sectors contributed most positively to the Fund’s relative results. Having no exposure to the energy sector, which lagged the MSCI Emerging Markets Index during the Period, also buoyed results.

  From a country perspective, stock selection in China and Taiwan and an overweight to Greece contributed most positively.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation, sector allocation and individual stock selection overall detracted from the Fund’s relative results.

  Security selection in and overweights to consumer discretionary, health care and consumer staples detracted.

  Stock selection in South Africa, Indonesia and the Philippines detracted. So, too, did an underweight to South Africa and overweights to Indonesia and the Philippines.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight to ICICI Bank, an India-based financial institution, detracted. The bank was affected primarily by the broad brush of India’s weak performance within the MSCI Emerging Markets Index during the Period.

Goldman Sachs ESG Emerging Markets Equity Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,450	$10,000
10/18	$8,400	$7,938	$8,654
10/19	$9,974	$9,426	$9,680
10/20	$11,820	$11,170	$10,479
10/21	$14,128	$13,351	$12,256
10/22	$8,492	$8,025	$8,453
10/23	$9,154	$8,650	$9,366
10/24	$11,394	$10,767	$11,738
10/25	$14,186	$13,406	$15,013

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced May 31, 2018)	24.51%	3.72%	4.82%
Class A Including sale charges (Commenced on May 31, 2018)	17.70%	2.55%	4.03%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Goldman Sachs ESG Emerging Markets Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C861-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class C: GEBCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.13%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in and overweights to the information technology and communication services sectors contributed most positively to the Fund’s relative results. Having no exposure to the energy sector, which lagged the MSCI Emerging Markets Index during the Period, also buoyed results.

  From a country perspective, stock selection in China and Taiwan and an overweight to Greece contributed most positively.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation, sector allocation and individual stock selection overall detracted from the Fund’s relative results.

  Security selection in and overweights to consumer discretionary, health care and consumer staples detracted.

  Stock selection in South Africa, Indonesia and the Philippines detracted. So, too, did an underweight to South Africa and overweights to Indonesia and the Philippines.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight to ICICI Bank, an India-based financial institution, detracted. The bank was affected primarily by the broad brush of India’s weak performance within the MSCI Emerging Markets Index during the Period.

Goldman Sachs ESG Emerging Markets Equity Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,900	$10,000
10/18	$8,370	$8,286	$8,654
10/19	$9,870	$9,771	$9,680
10/20	$11,610	$11,494	$10,479
10/21	$13,769	$13,632	$12,256
10/22	$8,222	$8,140	$8,453
10/23	$8,791	$8,703	$9,366
10/24	$10,852	$10,744	$11,738
10/25	$13,426	$13,292	$15,013

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced May 31, 2018)	23.72%	2.95%	4.05%
Class C Including sale charges (Commenced on May 31, 2018)	22.72%	2.95%	4.05%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Goldman Sachs ESG Emerging Markets Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C853-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class: GEBIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.04%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in and overweights to the information technology and communication services sectors contributed most positively to the Fund’s relative results. Having no exposure to the energy sector, which lagged the MSCI Emerging Markets Index during the Period, also buoyed results.

  From a country perspective, stock selection in China and Taiwan and an overweight to Greece contributed most positively.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation, sector allocation and individual stock selection overall detracted from the Fund’s relative results.

  Security selection in and overweights to consumer discretionary, health care and consumer staples detracted.

  Stock selection in South Africa, Indonesia and the Philippines detracted. So, too, did an underweight to South Africa and overweights to Indonesia and the Philippines.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight to ICICI Bank, an India-based financial institution, detracted. The bank was affected primarily by the broad brush of India’s weak performance within the MSCI Emerging Markets Index during the Period.

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$1,000,000	$1,000,000
10/18	$841,000	$865,400
10/19	$1,002,977	$968,036
10/20	$1,193,241	$1,047,899
10/21	$1,429,622	$1,225,623
10/22	$862,634	$845,312
10/23	$933,284	$936,606
10/24	$1,163,992	$1,173,755
10/25	$1,454,873	$1,501,350

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Institutional (Commenced May 31, 2018)	24.99%	4.04%	5.18%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Goldman Sachs ESG Emerging Markets Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C846-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class: GEBNX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$127	1.13%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in and overweights to the information technology and communication services sectors contributed most positively to the Fund’s relative results. Having no exposure to the energy sector, which lagged the MSCI Emerging Markets Index during the Period, also buoyed results.

  From a country perspective, stock selection in China and Taiwan and an overweight to Greece contributed most positively.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation, sector allocation and individual stock selection overall detracted from the Fund’s relative results.

  Security selection in and overweights to consumer discretionary, health care and consumer staples detracted.

  Stock selection in South Africa, Indonesia and the Philippines detracted. So, too, did an underweight to South Africa and overweights to Indonesia and the Philippines.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight to ICICI Bank, an India-based financial institution, detracted. The bank was affected primarily by the broad brush of India’s weak performance within the MSCI Emerging Markets Index during the Period.

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,010	$9,680
10/20	$11,896	$10,479
10/21	$14,254	$12,256
10/22	$8,595	$8,453
10/23	$9,283	$9,366
10/24	$11,572	$11,738
10/25	$14,452	$15,013

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Investor (Commenced May 31, 2018)	24.89%	3.97%	5.08%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Goldman Sachs ESG Emerging Markets Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C838-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6: GEBSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$116	1.03%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in and overweights to the information technology and communication services sectors contributed most positively to the Fund’s relative results. Having no exposure to the energy sector, which lagged the MSCI Emerging Markets Index during the Period, also buoyed results.

  From a country perspective, stock selection in China and Taiwan and an overweight to Greece contributed most positively.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation, sector allocation and individual stock selection overall detracted from the Fund’s relative results.

  Security selection in and overweights to consumer discretionary, health care and consumer staples detracted.

  Stock selection in South Africa, Indonesia and the Philippines detracted. So, too, did an underweight to South Africa and overweights to Indonesia and the Philippines.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight to ICICI Bank, an India-based financial institution, detracted. The bank was affected primarily by the broad brush of India’s weak performance within the MSCI Emerging Markets Index during the Period.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,030	$9,680
10/20	$11,933	$10,479
10/21	$14,308	$12,256
10/22	$8,629	$8,453
10/23	$9,336	$9,366
10/24	$11,640	$11,738
10/25	$14,559	$15,013

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced May 31, 2018)	25.08%	4.06%	5.19%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Goldman Sachs ESG Emerging Markets Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C812-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class R: GEBRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$183	1.63%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in and overweights to the information technology and communication services sectors contributed most positively to the Fund’s relative results. Having no exposure to the energy sector, which lagged the MSCI Emerging Markets Index during the Period, also buoyed results.

  From a country perspective, stock selection in China and Taiwan and an overweight to Greece contributed most positively.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation, sector allocation and individual stock selection overall detracted from the Fund’s relative results.

  Security selection in and overweights to consumer discretionary, health care and consumer staples detracted.

  Stock selection in South Africa, Indonesia and the Philippines detracted. So, too, did an underweight to South Africa and overweights to Indonesia and the Philippines.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight to ICICI Bank, an India-based financial institution, detracted. The bank was affected primarily by the broad brush of India’s weak performance within the MSCI Emerging Markets Index during the Period.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,390	$8,654
10/19	$9,948	$9,680
10/20	$11,755	$10,479
10/21	$14,009	$12,256
10/22	$8,401	$8,453
10/23	$9,038	$9,366
10/24	$11,209	$11,738
10/25	$13,932	$15,013

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R (Commenced May 31, 2018)	24.29%	3.45%	4.57%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	5.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Goldman Sachs ESG Emerging Markets Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C820-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs ESG Emerging Markets Equity Fund

Class P: GEPPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$116	1.03%

How did the Fund perform and what affected its performance?

The broad emerging markets equity market fell in the first months of the Period amid foreign equity outflows, a strengthening U.S. dollar, trade tariff risks and a domestic consumption slowdown. However, emerging markets equities performed strongly overall in year-to-date 2025 with 10 consecutive monthly gains, supported by a China tech sector rally, a sharp rotation toward under-positioned cyclical and laggard pockets in Europe and Latin America, an easing of trade tariffs between the U.S. and China, robust economic growth in major emerging economies, a weakening U.S. dollar, higher commodity prices, a reversal of foreign investor flows following the selloffs of late 2024 and the U.S. Federal Reserve’s interest rate cuts toward the end of the Period.

Top Contributors to Performance:

  Security selection in and overweights to the information technology and communication services sectors contributed most positively to the Fund’s relative results. Having no exposure to the energy sector, which lagged the MSCI Emerging Markets Index during the Period, also buoyed results.

  From a country perspective, stock selection in China and Taiwan and an overweight to Greece contributed most positively.

  An overweight to SK Hynix, a South Korean provider of products and services for the electronic components industries, including semiconductors, was the Fund’s top contributor. Its stock’s strong performance was driven by select commodity semiconductor spot price increases across major suppliers.

  An overweight to Delta Electronics, a Taiwan-based provider of power and thermal management solutions, electronic components and smart energy-saving systems, added value. The company’s revenue results improved with its margins consistently beating consensus expectations given an increasing proportion of AI-related products, such as cooling modules and power supply units.

  An average overweight in Xiaomi, a Chinese smartphone manufacturer, boosted results. In addition to its smartphone business, the company has been developing its Internet of Things and Internet service businesses and expanding into the new energy vehicle space. Its shares rallied on better than consensus expected third quarter earnings as well as on strong energy vehicle sales. We sold the position by the end of the Period.

Top Detractors from Performance:

  Country allocation, sector allocation and individual stock selection overall detracted from the Fund’s relative results.

  Security selection in and overweights to consumer discretionary, health care and consumer staples detracted.

  Stock selection in South Africa, Indonesia and the Philippines detracted. So, too, did an underweight to South Africa and overweights to Indonesia and the Philippines.

  The Fund’s top detractor was an overweight in Bank Central Asia, based in Indonesia. The bank’s share price performed poorly amid U.S. tariff-related uncertainties during the Period.

  Hon Hai Precision, a Taiwan-based electronics manufacturer and technology solutions provider, detracted significantly. The Fund’s underweight position hurt because the company’s stock rose as investors favored Taiwan technology names following a reversal of U.S. Liberation Day tariffs. We sold the position by the end of the Period.

  An overweight to ICICI Bank, an India-based financial institution, detracted. The bank was affected primarily by the broad brush of India’s weak performance within the MSCI Emerging Markets Index during the Period.

Goldman Sachs ESG Emerging Markets Equity Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
1/21/20	$10,000	$10,000
10/20	$10,828	$9,976
10/21	$12,985	$11,668
10/22	$7,831	$8,047
10/23	$8,473	$8,917
10/24	$10,567	$11,174
10/25	$13,218	$14,293

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced January 21, 2020)	25.09%	4.07%	4.94%
MSCI Emerging Markets Index (Net, USD, Unhedged)	27.91%	7.45%	6.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs ESG Emerging Markets Equity Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$25,629,985
# of Portfolio Holdings as of Period End	99
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$208,573

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund for the Period. For more complete information, you may review the Fund's prospectus, as supplemented to date, which is available at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 28, 2025, investments related to Greater China was added as a principal risk of the Fund.

At a meeting held on December 9-10, 2025, the Board of Trustees of Goldman Sachs Trust approved the liquidation of the Fund (the “Liquidation”). The Liquidation is anticipated to occur on or about February 13, 2026.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.4%
Financials	25.2%
Consumer Discretionary	15.2%
Communication Services	12.0%
Health Care	5.0%
Consumer Staples	4.7%
Industrials	3.6%
Materials	1.9%
Real Estate	1.7%
Other	1.0%

Goldman Sachs ESG Emerging Markets Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ESG Emerging Markets Equity Fund

38150C796-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity ESG Fund

Class A: GSIFX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$126	1.17%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  Security selection in the consumer discretionary, utilities and consumer staples sectors contributed most positively. Underweights to consumer discretionary and consumer staples and an overweight to utilities also helped.

  From a country perspective, having no exposure to Australia, an out-of-MSCI EAFE Index allocation to Taiwan and stock selection in Sweden contributed most positively.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was the Fund’s top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was a top contributor, benefiting from robust quarterly revenue and earnings results on the back of increased demand for its chips for AI applications. The company’s leadership in node technology and ongoing global expansion further boosted its stock.

  An overweight to Iberdrola, a Spain-based energy company that focuses on renewable energy, smart grids and energy storage, added value. The company delivered strong financial results, with a solid net profit increase in the first nine months of 2025 and an upward revision of its full-year profit guidance, achieved through record investments in expanding networks and renewable capacity in key international markets, reducing net debt and raising its dividend.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Security selection in industrials, financials and communication services detracted most from the Fund’s relative results. An underweight to financials also hurt.

  Stock selection in the U.K., Japan and France detracted from the Fund’s relative results.

  The Fund’s top detractor was Spain-based wireless telecommunications infrastructure operator Cellnex Telecom. Despite revenue growth, the company reported in the fourth quarter of 2024 a significant net loss for 2024 through September. Also, investor concern grew around the company’s elevated debt levels.

  Capgemini, a French information technology services and engineering company, detracted. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to Ashtead Group, a U.K.-based equipment rental company, hurt. The company’s revenue fell short of consensus estimates as did its rental revenue growth. The company also suffered from challenging U.S. residential markets due to high interest rates, repriced rate cut expectations and weak housing data points.

Goldman Sachs International Equity ESG Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$9,344	$8,830	$9,677
10/17	$11,520	$10,887	$11,945
10/18	$10,471	$9,895	$11,127
10/19	$12,285	$11,610	$12,355
10/20	$12,692	$11,994	$11,508
10/21	$18,295	$17,289	$15,441
10/22	$13,813	$13,053	$11,890
10/23	$15,335	$14,492	$13,602
10/24	$18,424	$17,410	$16,726
10/25	$21,388	$20,212	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	16.09%	10.99%	7.89%
Class A Including sale charges	9.70%	9.75%	7.28%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Goldman Sachs International Equity ESG Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W596-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity ESG Fund

Class C: GSICX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$207	1.92%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  Security selection in the consumer discretionary, utilities and consumer staples sectors contributed most positively. Underweights to consumer discretionary and consumer staples and an overweight to utilities also helped.

  From a country perspective, having no exposure to Australia, an out-of-MSCI EAFE Index allocation to Taiwan and stock selection in Sweden contributed most positively.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was the Fund’s top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was a top contributor, benefiting from robust quarterly revenue and earnings results on the back of increased demand for its chips for AI applications. The company’s leadership in node technology and ongoing global expansion further boosted its stock.

  An overweight to Iberdrola, a Spain-based energy company that focuses on renewable energy, smart grids and energy storage, added value. The company delivered strong financial results, with a solid net profit increase in the first nine months of 2025 and an upward revision of its full-year profit guidance, achieved through record investments in expanding networks and renewable capacity in key international markets, reducing net debt and raising its dividend.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Security selection in industrials, financials and communication services detracted most from the Fund’s relative results. An underweight to financials also hurt.

  Stock selection in the U.K., Japan and France detracted from the Fund’s relative results.

  The Fund’s top detractor was Spain-based wireless telecommunications infrastructure operator Cellnex Telecom. Despite revenue growth, the company reported in the fourth quarter of 2024 a significant net loss for 2024 through September. Also, investor concern grew around the company’s elevated debt levels.

  Capgemini, a French information technology services and engineering company, detracted. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to Ashtead Group, a U.K.-based equipment rental company, hurt. The company’s revenue fell short of consensus estimates as did its rental revenue growth. The company also suffered from challenging U.S. residential markets due to high interest rates, repriced rate cut expectations and weak housing data points.

Goldman Sachs International Equity ESG Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$9,271	$9,178	$9,677
10/17	$11,348	$11,234	$11,945
10/18	$10,237	$10,134	$11,127
10/19	$11,925	$11,806	$12,355
10/20	$12,227	$12,104	$11,508
10/21	$17,494	$17,319	$15,441
10/22	$13,106	$12,975	$11,890
10/23	$14,448	$14,304	$13,602
10/24	$17,222	$17,050	$16,726
10/25	$19,845	$19,647	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	15.23%	10.16%	7.09%
Class C Including sale charges	14.21%	10.16%	7.09%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Goldman Sachs International Equity ESG Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38142B328-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity ESG Fund

Institutional Class: GSIEX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.86%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  Security selection in the consumer discretionary, utilities and consumer staples sectors contributed most positively. Underweights to consumer discretionary and consumer staples and an overweight to utilities also helped.

  From a country perspective, having no exposure to Australia, an out-of-MSCI EAFE Index allocation to Taiwan and stock selection in Sweden contributed most positively.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was the Fund’s top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was a top contributor, benefiting from robust quarterly revenue and earnings results on the back of increased demand for its chips for AI applications. The company’s leadership in node technology and ongoing global expansion further boosted its stock.

  An overweight to Iberdrola, a Spain-based energy company that focuses on renewable energy, smart grids and energy storage, added value. The company delivered strong financial results, with a solid net profit increase in the first nine months of 2025 and an upward revision of its full-year profit guidance, achieved through record investments in expanding networks and renewable capacity in key international markets, reducing net debt and raising its dividend.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Security selection in industrials, financials and communication services detracted most from the Fund’s relative results. An underweight to financials also hurt.

  Stock selection in the U.K., Japan and France detracted from the Fund’s relative results.

  The Fund’s top detractor was Spain-based wireless telecommunications infrastructure operator Cellnex Telecom. Despite revenue growth, the company reported in the fourth quarter of 2024 a significant net loss for 2024 through September. Also, investor concern grew around the company’s elevated debt levels.

  Capgemini, a French information technology services and engineering company, detracted. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to Ashtead Group, a U.K.-based equipment rental company, hurt. The company’s revenue fell short of consensus estimates as did its rental revenue growth. The company also suffered from challenging U.S. residential markets due to high interest rates, repriced rate cut expectations and weak housing data points.

Goldman Sachs International Equity ESG Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$937,700	$967,700
10/17	$1,160,685	$1,194,529
10/18	$1,059,009	$1,112,704
10/19	$1,247,089	$1,235,546
10/20	$1,292,358	$1,150,788
10/21	$1,869,009	$1,544,127
10/22	$1,415,400	$1,188,978
10/23	$1,577,181	$1,360,191
10/24	$1,900,503	$1,672,626
10/25	$2,212,945	$2,057,832

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	16.44%	11.35%	8.26%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Goldman Sachs International Equity ESG Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W448-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity ESG Fund

Service Class: GSISX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$147	1.36%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  Security selection in the consumer discretionary, utilities and consumer staples sectors contributed most positively. Underweights to consumer discretionary and consumer staples and an overweight to utilities also helped.

  From a country perspective, having no exposure to Australia, an out-of-MSCI EAFE Index allocation to Taiwan and stock selection in Sweden contributed most positively.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was the Fund’s top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was a top contributor, benefiting from robust quarterly revenue and earnings results on the back of increased demand for its chips for AI applications. The company’s leadership in node technology and ongoing global expansion further boosted its stock.

  An overweight to Iberdrola, a Spain-based energy company that focuses on renewable energy, smart grids and energy storage, added value. The company delivered strong financial results, with a solid net profit increase in the first nine months of 2025 and an upward revision of its full-year profit guidance, achieved through record investments in expanding networks and renewable capacity in key international markets, reducing net debt and raising its dividend.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Security selection in industrials, financials and communication services detracted most from the Fund’s relative results. An underweight to financials also hurt.

  Stock selection in the U.K., Japan and France detracted from the Fund’s relative results.

  The Fund’s top detractor was Spain-based wireless telecommunications infrastructure operator Cellnex Telecom. Despite revenue growth, the company reported in the fourth quarter of 2024 a significant net loss for 2024 through September. Also, investor concern grew around the company’s elevated debt levels.

  Capgemini, a French information technology services and engineering company, detracted. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to Ashtead Group, a U.K.-based equipment rental company, hurt. The company’s revenue fell short of consensus estimates as did its rental revenue growth. The company also suffered from challenging U.S. residential markets due to high interest rates, repriced rate cut expectations and weak housing data points.

Goldman Sachs International Equity ESG Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,332	$9,677
10/17	$11,494	$11,945
10/18	$10,444	$11,127
10/19	$12,240	$12,355
10/20	$12,628	$11,508
10/21	$18,172	$15,441
10/22	$13,694	$11,890
10/23	$15,177	$13,602
10/24	$18,199	$16,726
10/25	$21,089	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	15.88%	10.79%	7.74%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Goldman Sachs International Equity ESG Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W430-AR-1025     Service Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity ESG Fund

Investor Class: GIRNX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$100	0.92%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  Security selection in the consumer discretionary, utilities and consumer staples sectors contributed most positively. Underweights to consumer discretionary and consumer staples and an overweight to utilities also helped.

  From a country perspective, having no exposure to Australia, an out-of-MSCI EAFE Index allocation to Taiwan and stock selection in Sweden contributed most positively.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was the Fund’s top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was a top contributor, benefiting from robust quarterly revenue and earnings results on the back of increased demand for its chips for AI applications. The company’s leadership in node technology and ongoing global expansion further boosted its stock.

  An overweight to Iberdrola, a Spain-based energy company that focuses on renewable energy, smart grids and energy storage, added value. The company delivered strong financial results, with a solid net profit increase in the first nine months of 2025 and an upward revision of its full-year profit guidance, achieved through record investments in expanding networks and renewable capacity in key international markets, reducing net debt and raising its dividend.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Security selection in industrials, financials and communication services detracted most from the Fund’s relative results. An underweight to financials also hurt.

  Stock selection in the U.K., Japan and France detracted from the Fund’s relative results.

  The Fund’s top detractor was Spain-based wireless telecommunications infrastructure operator Cellnex Telecom. Despite revenue growth, the company reported in the fourth quarter of 2024 a significant net loss for 2024 through September. Also, investor concern grew around the company’s elevated debt levels.

  Capgemini, a French information technology services and engineering company, detracted. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to Ashtead Group, a U.K.-based equipment rental company, hurt. The company’s revenue fell short of consensus estimates as did its rental revenue growth. The company also suffered from challenging U.S. residential markets due to high interest rates, repriced rate cut expectations and weak housing data points.

Goldman Sachs International Equity ESG Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,364	$9,677
10/17	$11,577	$11,945
10/18	$10,544	$11,127
10/19	$12,404	$12,355
10/20	$12,847	$11,508
10/21	$18,566	$15,441
10/22	$14,055	$11,890
10/23	$15,644	$13,602
10/24	$18,842	$16,726
10/25	$21,923	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	16.35%	11.27%	8.16%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Goldman Sachs International Equity ESG Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38145C588-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity ESG Fund

Class R6: GSIWX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.85%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  Security selection in the consumer discretionary, utilities and consumer staples sectors contributed most positively. Underweights to consumer discretionary and consumer staples and an overweight to utilities also helped.

  From a country perspective, having no exposure to Australia, an out-of-MSCI EAFE Index allocation to Taiwan and stock selection in Sweden contributed most positively.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was the Fund’s top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was a top contributor, benefiting from robust quarterly revenue and earnings results on the back of increased demand for its chips for AI applications. The company’s leadership in node technology and ongoing global expansion further boosted its stock.

  An overweight to Iberdrola, a Spain-based energy company that focuses on renewable energy, smart grids and energy storage, added value. The company delivered strong financial results, with a solid net profit increase in the first nine months of 2025 and an upward revision of its full-year profit guidance, achieved through record investments in expanding networks and renewable capacity in key international markets, reducing net debt and raising its dividend.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Security selection in industrials, financials and communication services detracted most from the Fund’s relative results. An underweight to financials also hurt.

  Stock selection in the U.K., Japan and France detracted from the Fund’s relative results.

  The Fund’s top detractor was Spain-based wireless telecommunications infrastructure operator Cellnex Telecom. Despite revenue growth, the company reported in the fourth quarter of 2024 a significant net loss for 2024 through September. Also, investor concern grew around the company’s elevated debt levels.

  Capgemini, a French information technology services and engineering company, detracted. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to Ashtead Group, a U.K.-based equipment rental company, hurt. The company’s revenue fell short of consensus estimates as did its rental revenue growth. The company also suffered from challenging U.S. residential markets due to high interest rates, repriced rate cut expectations and weak housing data points.

Goldman Sachs International Equity ESG Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,668	$10,944
10/17	$13,207	$13,509
10/18	$12,053	$12,584
10/19	$14,193	$13,973
10/20	$14,710	$13,015
10/21	$21,278	$17,463
10/22	$16,114	$13,446
10/23	$17,954	$15,383
10/24	$21,643	$18,916
10/25	$25,204	$23,273

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	16.45%	11.36%	10.01%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	9.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Goldman Sachs International Equity ESG Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38148U486-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity ESG Fund

Class P: GTFPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.85%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation contributed positively to the Fund’s relative results.

  Security selection in the consumer discretionary, utilities and consumer staples sectors contributed most positively. Underweights to consumer discretionary and consumer staples and an overweight to utilities also helped.

  From a country perspective, having no exposure to Australia, an out-of-MSCI EAFE Index allocation to Taiwan and stock selection in Sweden contributed most positively.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was the Fund’s top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

  An out-of-Index position in Taiwan’s semiconductor foundry Taiwan Semiconductor Manufacturing was a top contributor, benefiting from robust quarterly revenue and earnings results on the back of increased demand for its chips for AI applications. The company’s leadership in node technology and ongoing global expansion further boosted its stock.

  An overweight to Iberdrola, a Spain-based energy company that focuses on renewable energy, smart grids and energy storage, added value. The company delivered strong financial results, with a solid net profit increase in the first nine months of 2025 and an upward revision of its full-year profit guidance, achieved through record investments in expanding networks and renewable capacity in key international markets, reducing net debt and raising its dividend.

Top Detractors from Performance:

  Individual stock selection detracted from the Fund’s relative results.

  Security selection in industrials, financials and communication services detracted most from the Fund’s relative results. An underweight to financials also hurt.

  Stock selection in the U.K., Japan and France detracted from the Fund’s relative results.

  The Fund’s top detractor was Spain-based wireless telecommunications infrastructure operator Cellnex Telecom. Despite revenue growth, the company reported in the fourth quarter of 2024 a significant net loss for 2024 through September. Also, investor concern grew around the company’s elevated debt levels.

  Capgemini, a French information technology services and engineering company, detracted. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to Ashtead Group, a U.K.-based equipment rental company, hurt. The company’s revenue fell short of consensus estimates as did its rental revenue growth. The company also suffered from challenging U.S. residential markets due to high interest rates, repriced rate cut expectations and weak housing data points.

Goldman Sachs International Equity ESG Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,748	$9,027
10/19	$10,299	$10,024
10/20	$10,678	$9,336
10/21	$15,445	$12,527
10/22	$11,699	$9,646
10/23	$13,032	$11,035
10/24	$15,709	$13,569
10/25	$18,291	$16,695

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	16.44%	11.36%	8.33%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.02%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity ESG Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,011,212,580
# of Portfolio Holdings as of Period End	42
Portfolio Turnover Rate for the Period	40%
Total Net Advisory Fees Paid for the Period	$8,249,698

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.6%
Industrials	22.7%
Information Technology	13.4%
Health Care	11.1%
Consumer Discretionary	9.4%
Utilities	6.7%
Communication Services	4.8%
Consumer Staples	4.5%
Materials	1.9%
Other	1.8%

Goldman Sachs International Equity ESG Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38150B152-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Income Fund

Class A: GSAKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.13%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation overall contributed positively to the Fund’s relative results. So, too, did a value bias when growth stocks underperformed.

  Security selection in the financials, consumer staples and materials sectors contributed positively. An overweight to financials and an underweight to materials also helped.

  From a country perspective, stock selection in and overweights to the U.K. and Spain contributed most positively. An underweight to Australia, with exposure eliminated by the end of the Period, also buoyed results.

  An overweight to Societe Generale, a French bank, was the Fund’s top relative contributor, benefiting primarily from quarterly results that surpassed consensus estimates.

  An overweight to HSBC Holdings, a U.K.-based banking and financial services firm, added value. The firm posted strong quarterly results and also announced a $2 billion share buyback and divisional restructuring, which was well received by investors.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was a top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

Top Detractors from Performance:

  Stock selection as a whole detracted from the Fund’s relative results, albeit modestly.

  Security selection in industrials, communication services and energy detracted. An underweight to industrials and an overweight to energy also hurt.

  Stock selection in France, Germany and Japan detracted. An overweight to France and underweights to Germany and Japan also dampened results.

  The Fund’s top detractor was Capgemini, a French information technology services and engineering company, a newly initiated position for the Fund during the Period. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to LVMH Moët Hennessy Louis Vuitton (“LVMH”), a French luxury goods conglomerate, detracted. The company missed consensus expectations across all segments in the second quarter of 2025 and saw small sequential deceleration in European Union and mainland China but significant deceleration in the U.S. and Japan. We sold the Fund’s position as holdings in the luxury sector, including LVMH, have been a drag on performance given a global slowdown in consumer trends.

  An overweight in Total Energies, a French integrated energy company, detracted. Broadly, lower oil prices affected oil companies’ profits and margins. Further, the company suffered from production disruptions in Libya and Australia.

Goldman Sachs International Equity Income Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,450	$10,000
10/16	$9,330	$8,817	$9,677
10/17	$11,511	$10,878	$11,945
10/18	$10,708	$10,119	$11,127
10/19	$12,523	$11,834	$12,355
10/20	$11,113	$10,502	$11,508
10/21	$14,899	$14,079	$15,441
10/22	$12,640	$11,945	$11,890
10/23	$14,963	$14,141	$13,602
10/24	$18,303	$17,297	$16,726
10/25	$22,694	$21,446	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.99%	15.34%	8.53%
Class A Including sale charges	17.19%	14.05%	7.92%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Goldman Sachs International Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N502-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Income Fund

Class C: GSCKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.88%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation overall contributed positively to the Fund’s relative results. So, too, did a value bias when growth stocks underperformed.

  Security selection in the financials, consumer staples and materials sectors contributed positively. An overweight to financials and an underweight to materials also helped.

  From a country perspective, stock selection in and overweights to the U.K. and Spain contributed most positively. An underweight to Australia, with exposure eliminated by the end of the Period, also buoyed results.

  An overweight to Societe Generale, a French bank, was the Fund’s top relative contributor, benefiting primarily from quarterly results that surpassed consensus estimates.

  An overweight to HSBC Holdings, a U.K.-based banking and financial services firm, added value. The firm posted strong quarterly results and also announced a $2 billion share buyback and divisional restructuring, which was well received by investors.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was a top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

Top Detractors from Performance:

  Stock selection as a whole detracted from the Fund’s relative results, albeit modestly.

  Security selection in industrials, communication services and energy detracted. An underweight to industrials and an overweight to energy also hurt.

  Stock selection in France, Germany and Japan detracted. An overweight to France and underweights to Germany and Japan also dampened results.

  The Fund’s top detractor was Capgemini, a French information technology services and engineering company, a newly initiated position for the Fund during the Period. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to LVMH Moët Hennessy Louis Vuitton (“LVMH”), a French luxury goods conglomerate, detracted. The company missed consensus expectations across all segments in the second quarter of 2025 and saw small sequential deceleration in European Union and mainland China but significant deceleration in the U.S. and Japan. We sold the Fund’s position as holdings in the luxury sector, including LVMH, have been a drag on performance given a global slowdown in consumer trends.

  An overweight in Total Energies, a French integrated energy company, detracted. Broadly, lower oil prices affected oil companies’ profits and margins. Further, the company suffered from production disruptions in Libya and Australia.

Goldman Sachs International Equity Income Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$9,900	$10,000
10/16	$9,262	$9,169	$9,677
10/17	$11,340	$11,227	$11,945
10/18	$10,480	$10,375	$11,127
10/19	$12,157	$12,036	$12,355
10/20	$10,709	$10,602	$11,508
10/21	$14,246	$14,103	$15,441
10/22	$12,001	$11,881	$11,890
10/23	$14,103	$13,962	$13,602
10/24	$17,111	$16,940	$16,726
10/25	$21,067	$20,857	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.12%	14.48%	7.73%
Class C Including sale charges	22.10%	14.48%	7.73%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Goldman Sachs International Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N700-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Income Fund

Institutional Class: GSIKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.80%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation overall contributed positively to the Fund’s relative results. So, too, did a value bias when growth stocks underperformed.

  Security selection in the financials, consumer staples and materials sectors contributed positively. An overweight to financials and an underweight to materials also helped.

  From a country perspective, stock selection in and overweights to the U.K. and Spain contributed most positively. An underweight to Australia, with exposure eliminated by the end of the Period, also buoyed results.

  An overweight to Societe Generale, a French bank, was the Fund’s top relative contributor, benefiting primarily from quarterly results that surpassed consensus estimates.

  An overweight to HSBC Holdings, a U.K.-based banking and financial services firm, added value. The firm posted strong quarterly results and also announced a $2 billion share buyback and divisional restructuring, which was well received by investors.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was a top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

Top Detractors from Performance:

  Stock selection as a whole detracted from the Fund’s relative results, albeit modestly.

  Security selection in industrials, communication services and energy detracted. An underweight to industrials and an overweight to energy also hurt.

  Stock selection in France, Germany and Japan detracted. An overweight to France and underweights to Germany and Japan also dampened results.

  The Fund’s top detractor was Capgemini, a French information technology services and engineering company, a newly initiated position for the Fund during the Period. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to LVMH Moët Hennessy Louis Vuitton (“LVMH”), a French luxury goods conglomerate, detracted. The company missed consensus expectations across all segments in the second quarter of 2025 and saw small sequential deceleration in European Union and mainland China but significant deceleration in the U.S. and Japan. We sold the Fund’s position as holdings in the luxury sector, including LVMH, have been a drag on performance given a global slowdown in consumer trends.

  An overweight in Total Energies, a French integrated energy company, detracted. Broadly, lower oil prices affected oil companies’ profits and margins. Further, the company suffered from production disruptions in Libya and Australia.

Goldman Sachs International Equity Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$936,700	$967,700
10/17	$1,160,384	$1,194,529
10/18	$1,083,915	$1,112,704
10/19	$1,271,324	$1,235,546
10/20	$1,132,876	$1,150,788
10/21	$1,523,152	$1,544,127
10/22	$1,296,660	$1,188,978
10/23	$1,540,432	$1,360,191
10/24	$1,890,880	$1,672,626
10/25	$2,352,443	$2,057,832

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	24.41%	15.72%	8.92%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Goldman Sachs International Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N809-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Income Fund

Investor Class: GSTKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$99	0.88%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation overall contributed positively to the Fund’s relative results. So, too, did a value bias when growth stocks underperformed.

  Security selection in the financials, consumer staples and materials sectors contributed positively. An overweight to financials and an underweight to materials also helped.

  From a country perspective, stock selection in and overweights to the U.K. and Spain contributed most positively. An underweight to Australia, with exposure eliminated by the end of the Period, also buoyed results.

  An overweight to Societe Generale, a French bank, was the Fund’s top relative contributor, benefiting primarily from quarterly results that surpassed consensus estimates.

  An overweight to HSBC Holdings, a U.K.-based banking and financial services firm, added value. The firm posted strong quarterly results and also announced a $2 billion share buyback and divisional restructuring, which was well received by investors.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was a top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

Top Detractors from Performance:

  Stock selection as a whole detracted from the Fund’s relative results, albeit modestly.

  Security selection in industrials, communication services and energy detracted. An underweight to industrials and an overweight to energy also hurt.

  Stock selection in France, Germany and Japan detracted. An overweight to France and underweights to Germany and Japan also dampened results.

  The Fund’s top detractor was Capgemini, a French information technology services and engineering company, a newly initiated position for the Fund during the Period. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to LVMH Moët Hennessy Louis Vuitton (“LVMH”), a French luxury goods conglomerate, detracted. The company missed consensus expectations across all segments in the second quarter of 2025 and saw small sequential deceleration in European Union and mainland China but significant deceleration in the U.S. and Japan. We sold the Fund’s position as holdings in the luxury sector, including LVMH, have been a drag on performance given a global slowdown in consumer trends.

  An overweight in Total Energies, a French integrated energy company, detracted. Broadly, lower oil prices affected oil companies’ profits and margins. Further, the company suffered from production disruptions in Libya and Australia.

Goldman Sachs International Equity Income Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,355	$9,677
10/17	$11,577	$11,945
10/18	$10,797	$11,127
10/19	$12,655	$12,355
10/20	$11,260	$11,508
10/21	$15,117	$15,441
10/22	$12,863	$11,890
10/23	$15,268	$13,602
10/24	$18,719	$16,726
10/25	$23,277	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	24.35%	15.62%	8.81%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Goldman Sachs International Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N444-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Income Fund

Class R6: GSUKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.79%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation overall contributed positively to the Fund’s relative results. So, too, did a value bias when growth stocks underperformed.

  Security selection in the financials, consumer staples and materials sectors contributed positively. An overweight to financials and an underweight to materials also helped.

  From a country perspective, stock selection in and overweights to the U.K. and Spain contributed most positively. An underweight to Australia, with exposure eliminated by the end of the Period, also buoyed results.

  An overweight to Societe Generale, a French bank, was the Fund’s top relative contributor, benefiting primarily from quarterly results that surpassed consensus estimates.

  An overweight to HSBC Holdings, a U.K.-based banking and financial services firm, added value. The firm posted strong quarterly results and also announced a $2 billion share buyback and divisional restructuring, which was well received by investors.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was a top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

Top Detractors from Performance:

  Stock selection as a whole detracted from the Fund’s relative results, albeit modestly.

  Security selection in industrials, communication services and energy detracted. An underweight to industrials and an overweight to energy also hurt.

  Stock selection in France, Germany and Japan detracted. An overweight to France and underweights to Germany and Japan also dampened results.

  The Fund’s top detractor was Capgemini, a French information technology services and engineering company, a newly initiated position for the Fund during the Period. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to LVMH Moët Hennessy Louis Vuitton (“LVMH”), a French luxury goods conglomerate, detracted. The company missed consensus expectations across all segments in the second quarter of 2025 and saw small sequential deceleration in European Union and mainland China but significant deceleration in the U.S. and Japan. We sold the Fund’s position as holdings in the luxury sector, including LVMH, have been a drag on performance given a global slowdown in consumer trends.

  An overweight in Total Energies, a French integrated energy company, detracted. Broadly, lower oil prices affected oil companies’ profits and margins. Further, the company suffered from production disruptions in Libya and Australia.

Goldman Sachs International Equity Income Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,599	$10,944
10/17	$13,133	$13,509
10/18	$12,264	$12,584
10/19	$14,399	$13,973
10/20	$12,822	$13,015
10/21	$17,248	$17,463
10/22	$14,680	$13,446
10/23	$17,444	$15,383
10/24	$21,408	$18,916
10/25	$26,646	$23,273

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	24.47%	15.75%	10.65%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	9.11%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Goldman Sachs International Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38148U478-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Income Fund

Class R: GSRKX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$154	1.38%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation overall contributed positively to the Fund’s relative results. So, too, did a value bias when growth stocks underperformed.

  Security selection in the financials, consumer staples and materials sectors contributed positively. An overweight to financials and an underweight to materials also helped.

  From a country perspective, stock selection in and overweights to the U.K. and Spain contributed most positively. An underweight to Australia, with exposure eliminated by the end of the Period, also buoyed results.

  An overweight to Societe Generale, a French bank, was the Fund’s top relative contributor, benefiting primarily from quarterly results that surpassed consensus estimates.

  An overweight to HSBC Holdings, a U.K.-based banking and financial services firm, added value. The firm posted strong quarterly results and also announced a $2 billion share buyback and divisional restructuring, which was well received by investors.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was a top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

Top Detractors from Performance:

  Stock selection as a whole detracted from the Fund’s relative results, albeit modestly.

  Security selection in industrials, communication services and energy detracted. An underweight to industrials and an overweight to energy also hurt.

  Stock selection in France, Germany and Japan detracted. An overweight to France and underweights to Germany and Japan also dampened results.

  The Fund’s top detractor was Capgemini, a French information technology services and engineering company, a newly initiated position for the Fund during the Period. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to LVMH Moët Hennessy Louis Vuitton (“LVMH”), a French luxury goods conglomerate, detracted. The company missed consensus expectations across all segments in the second quarter of 2025 and saw small sequential deceleration in European Union and mainland China but significant deceleration in the U.S. and Japan. We sold the Fund’s position as holdings in the luxury sector, including LVMH, have been a drag on performance given a global slowdown in consumer trends.

  An overweight in Total Energies, a French integrated energy company, detracted. Broadly, lower oil prices affected oil companies’ profits and margins. Further, the company suffered from production disruptions in Libya and Australia.

Goldman Sachs International Equity Income Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$10,000	$10,000
10/16	$9,311	$9,677
10/17	$11,452	$11,945
10/18	$10,628	$11,127
10/19	$12,396	$12,355
10/20	$10,974	$11,508
10/21	$14,663	$15,441
10/22	$12,411	$11,890
10/23	$14,662	$13,602
10/24	$17,890	$16,726
10/25	$22,133	$20,578

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	23.72%	15.05%	8.26%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Goldman Sachs International Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N451-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs International Equity Income Fund

Class P: GSNPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$89	0.79%

How did the Fund perform and what affected its performance?

The broad international equity market fell in the first months of the Period amid trade tariff uncertainty given the results of the November 2024 U.S. Presidential election, recession concerns and political instability, particularly in France and Germany. However, international equities performed strongly overall in year-to-date 2025, supported by an improving economic outlook in Europe, European Central Bank and Bank of England interest rate cuts, steadiness maintained by the Bank of Japan, increased defense spending, favorable currency movements and stabilizing global demand—all despite the volatility and sector-specific impacts caused by the persistent overhangs of shifting U.S. tariff and trade policy and geopolitical tensions in the Middle East.

Top Contributors to Performance:

  Sector allocation and country allocation overall contributed positively to the Fund’s relative results. So, too, did a value bias when growth stocks underperformed.

  Security selection in the financials, consumer staples and materials sectors contributed positively. An overweight to financials and an underweight to materials also helped.

  From a country perspective, stock selection in and overweights to the U.K. and Spain contributed most positively. An underweight to Australia, with exposure eliminated by the end of the Period, also buoyed results.

  An overweight to Societe Generale, a French bank, was the Fund’s top relative contributor, benefiting primarily from quarterly results that surpassed consensus estimates.

  An overweight to HSBC Holdings, a U.K.-based banking and financial services firm, added value. The firm posted strong quarterly results and also announced a $2 billion share buyback and divisional restructuring, which was well received by investors.

  An overweight to Banco Bilbao Vizcaya Argentaria, a Spain-based financial services company, was a top relative contributor. Its stock rose on the company’s strong earnings and earnings momentum, supported by growth in recurring revenues and net interest income. It also benefited from supportive tailwinds in the European banking industry.

Top Detractors from Performance:

  Stock selection as a whole detracted from the Fund’s relative results, albeit modestly.

  Security selection in industrials, communication services and energy detracted. An underweight to industrials and an overweight to energy also hurt.

  Stock selection in France, Germany and Japan detracted. An overweight to France and underweights to Germany and Japan also dampened results.

  The Fund’s top detractor was Capgemini, a French information technology services and engineering company, a newly initiated position for the Fund during the Period. The company cut its guidance amid a persistent slowdown in construction and demand for its services, particularly in the auto industry. Its stock price further declined as investors feared its services may be disrupted by AI and following an unexpected reduction in its annual revenue forecast.

  An overweight to LVMH Moët Hennessy Louis Vuitton (“LVMH”), a French luxury goods conglomerate, detracted. The company missed consensus expectations across all segments in the second quarter of 2025 and saw small sequential deceleration in European Union and mainland China but significant deceleration in the U.S. and Japan. We sold the Fund’s position as holdings in the luxury sector, including LVMH, have been a drag on performance given a global slowdown in consumer trends.

  An overweight in Total Energies, a French integrated energy company, detracted. Broadly, lower oil prices affected oil companies’ profits and margins. Further, the company suffered from production disruptions in Libya and Australia.

Goldman Sachs International Equity Income Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,924	$9,027
10/19	$10,471	$10,024
10/20	$9,328	$9,336
10/21	$12,551	$12,527
10/22	$10,681	$9,646
10/23	$12,693	$11,035
10/24	$15,579	$13,569
10/25	$19,392	$16,695

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	24.47%	15.75%	9.17%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.02%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs International Equity Income Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$3,104,823,467
# of Portfolio Holdings as of Period End	40
Portfolio Turnover Rate for the Period	49%
Total Net Advisory Fees Paid for the Period	$17,591,777

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	31.7%
Industrials	12.7%
Consumer Discretionary	9.9%
Utilities	9.0%
Health Care	7.5%
Information Technology	7.0%
Energy	5.9%
Consumer Staples	5.7%
Communication Services	4.2%
Other	6.0%

Goldman Sachs International Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38150B269-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class A: GLCGX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$103	0.91%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,193	$9,632	$10,228	$10,426
10/17	$13,262	$12,533	$13,267	$12,894
10/18	$14,184	$13,404	$14,688	$13,794
10/19	$15,784	$14,916	$17,199	$15,746
10/20	$19,559	$18,483	$22,225	$17,457
10/21	$27,909	$26,374	$31,828	$25,053
10/22	$21,136	$19,973	$23,998	$20,949
10/23	$23,906	$22,592	$28,546	$22,935
10/24	$34,664	$32,758	$41,041	$31,667
10/25	$43,885	$41,471	$53,566	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	26.60%	17.53%	15.93%
Class A Including sale charges	19.62%	16.21%	15.27%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B435-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class C: GLCCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$187	1.66%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,119	$10,018	$10,228	$10,426
10/17	$13,070	$12,939	$13,267	$12,894
10/18	$13,877	$13,739	$14,688	$13,794
10/19	$15,323	$15,170	$17,199	$15,746
10/20	$18,854	$18,665	$22,225	$17,457
10/21	$26,695	$26,428	$31,828	$25,053
10/22	$20,064	$19,864	$23,998	$20,949
10/23	$22,528	$22,303	$28,546	$22,935
10/24	$32,422	$32,098	$41,041	$31,667
10/25	$40,732	$40,325	$53,566	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	25.63%	16.65%	15.06%
Class C Including sale charges	24.45%	16.65%	15.06%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B260-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class: GCGIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,023,600	$1,022,800	$1,042,600
10/17	$1,337,129	$1,326,674	$1,289,383
10/18	$1,435,809	$1,468,761	$1,379,382
10/19	$1,603,798	$1,719,919	$1,574,565
10/20	$1,995,286	$2,222,479	$1,745,720
10/21	$2,856,850	$3,182,812	$2,505,283
10/22	$2,171,206	$2,399,840	$2,094,918
10/23	$2,464,536	$2,854,610	$2,293,516
10/24	$3,587,378	$4,104,073	$3,166,657
10/25	$4,558,482	$5,356,636	$3,836,089

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	27.07%	17.96%	16.37%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B385-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Service Class: GSCLX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$119	1.05%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,183	$10,228	$10,426
10/17	$13,242	$13,267	$12,894
10/18	$14,145	$14,688	$13,794
10/19	$15,722	$17,199	$15,746
10/20	$19,456	$22,225	$17,457
10/21	$27,725	$31,828	$25,053
10/22	$20,971	$23,998	$20,949
10/23	$23,679	$28,546	$22,935
10/24	$34,301	$41,041	$31,667
10/25	$43,363	$53,566	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	26.42%	17.37%	15.79%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B377-AR-1025     Service Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Investor Class: GLCTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$75	0.66%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,218	$10,228	$10,426
10/17	$13,327	$13,267	$12,894
10/18	$14,291	$14,688	$13,794
10/19	$15,943	$17,199	$15,746
10/20	$19,807	$22,225	$17,457
10/21	$28,331	$31,828	$25,053
10/22	$21,503	$23,998	$20,949
10/23	$24,387	$28,546	$22,935
10/24	$35,453	$41,041	$31,667
10/25	$45,001	$53,566	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	26.93%	17.82%	16.22%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N592-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class R6: GLCUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.54%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,238	$10,228	$10,426
10/17	$13,375	$13,267	$12,894
10/18	$14,361	$14,688	$13,794
10/19	$16,044	$17,199	$15,746
10/20	$19,965	$22,225	$17,457
10/21	$28,588	$31,828	$25,053
10/22	$21,735	$23,998	$20,949
10/23	$24,669	$28,546	$22,935
10/24	$35,909	$41,041	$31,667
10/25	$45,629	$53,566	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	27.07%	17.97%	16.38%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38147X523-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class R: GLCRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$131	1.16%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Growth Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,166	$10,228	$10,426
10/17	$13,196	$13,267	$12,894
10/18	$14,079	$14,688	$13,794
10/19	$15,625	$17,199	$15,746
10/20	$19,316	$22,225	$17,457
10/21	$27,492	$31,828	$25,053
10/22	$20,768	$23,998	$20,949
10/23	$23,426	$28,546	$22,935
10/24	$33,895	$41,041	$31,667
10/25	$42,803	$53,566	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	26.28%	17.24%	15.64%
Russell 1000® Growth Index	30.52%	19.23%	18.26%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N618-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Growth Insights Fund

Class P: GMZPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$61	0.54%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the industrials sector and, to a smaller degree, the financials and materials sectors added to the Fund’s performance versus the Russell 1000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  In terms of individual stock positions, the Fund was helped by overweight positions versus the Index in Broadcom, Comfort Systems USA and Fiserv.

  The overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products, was largely due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings, Market Themes & Trends and Sentiment Analysis investment themes led to the Fund’s overweight in Comfort Systems USA, a provider of mechanical and electrical contracting services.

  The Fund was overweight financial technology company Fiserv based primarily on our Fundamental Mispricings investment theme.

Top Detractors from Performance:

  All four of our investment themes detracted from the Fund’s relative performance. High-Quality Business Models was our worst-performing investment theme followed by Sentiment Analysis, Fundamental Mispricings and Market Themes & Trends.

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and communications services sectors detracted from relative returns.

  Among individual stock positions, an underweight position versus the Index in Palantir Technologies and overweight positions in Zoetis and Sprouts Farmers Market hurt relative performance.

  The Fund’s underweight in Palantir Technologies, a software company specializing in data analytics and artificial intelligence, was established mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Sentiment Analysis and Fundamental Mispricings investment themes drove the Fund’s overweight in Zoetis, an animal health company.

  The overweight in specialty grocer Sprouts Farmers Market was mostly due to our Sentiment Analysis investment theme.

Goldman Sachs Large Cap Growth Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$10,025	$10,366	$10,193
10/19	$11,199	$12,139	$11,635
10/20	$13,934	$15,685	$12,900
10/21	$19,954	$22,463	$18,513
10/22	$15,165	$16,937	$15,480
10/23	$17,220	$20,147	$16,948
10/24	$25,064	$28,965	$23,400
10/25	$31,854	$37,805	$28,347

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	27.09%	17.97%	16.58%
Russell 1000® Growth Index	30.52%	19.23%	19.26%
Russell 1000® Index	21.14%	17.04%	14.80%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Growth Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,656,218,347
# of Portfolio Holdings as of Period End	85
Portfolio Turnover Rate for the Period	209%
Total Net Advisory Fees Paid for the Period	$7,449,942

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	55.2%
Consumer Discretionary	13.6%
Communication Services	10.1%
Health Care	8.4%
Industrials	7.0%
Financials	2.9%
Consumer Staples	1.3%
Real Estate	0.8%
Materials	0.3%

Goldman Sachs Large Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38150B541-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Class A: GCVAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$97	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,336	$9,768	$10,637	$10,426
10/17	$12,766	$12,064	$12,528	$12,894
10/18	$13,254	$12,525	$12,908	$13,794
10/19	$13,956	$13,189	$14,355	$15,746
10/20	$12,789	$12,086	$13,268	$17,457
10/21	$18,272	$17,267	$19,074	$25,053
10/22	$17,282	$16,331	$17,739	$20,949
10/23	$17,201	$16,255	$17,762	$22,935
10/24	$22,457	$21,222	$23,265	$31,667
10/25	$25,024	$23,648	$25,859	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	11.43%	14.36%	9.60%
Class A Including sale charges	5.31%	13.07%	8.98%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V225-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Class C: GCVCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$176	1.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,257	$10,154	$10,637	$10,426
10/17	$12,574	$12,448	$12,528	$12,894
10/18	$12,951	$12,822	$12,908	$13,794
10/19	$13,538	$13,403	$14,355	$15,746
10/20	$12,313	$12,190	$13,268	$17,457
10/21	$17,466	$17,291	$19,074	$25,053
10/22	$16,393	$16,229	$17,739	$20,949
10/23	$16,197	$16,035	$17,762	$22,935
10/24	$20,986	$20,776	$23,265	$31,667
10/25	$23,210	$22,978	$25,859	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	10.60%	13.51%	8.78%
Class C Including sale charges	9.49%	13.51%	8.78%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V191-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Institutional Class: GCVIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,037,000	$1,063,700	$1,042,600
10/17	$1,286,087	$1,252,826	$1,289,383
10/18	$1,340,360	$1,290,786	$1,379,382
10/19	$1,416,493	$1,435,484	$1,574,565
10/20	$1,303,173	$1,326,818	$1,745,720
10/21	$1,868,751	$1,907,433	$2,505,283
10/22	$1,773,818	$1,773,913	$2,094,918
10/23	$1,772,044	$1,776,219	$2,293,516
10/24	$2,322,618	$2,326,491	$3,166,657
10/25	$2,596,920	$2,585,895	$3,836,089

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	11.81%	14.78%	10.01%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V183-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Service Class: GCLSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$112	1.06%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,323	$10,637	$10,426
10/17	$12,735	$12,528	$12,894
10/18	$13,207	$12,908	$13,794
10/19	$13,892	$14,355	$15,746
10/20	$12,717	$13,268	$17,457
10/21	$18,144	$19,074	$25,053
10/22	$17,137	$17,739	$20,949
10/23	$17,031	$17,762	$22,935
10/24	$22,207	$23,265	$31,667
10/25	$24,703	$25,859	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	11.24%	14.19%	9.46%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V175-AR-1025     Service Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Investor Class: GCVTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$71	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,358	$10,637	$10,426
10/17	$12,822	$12,528	$12,894
10/18	$13,344	$12,908	$13,794
10/19	$14,085	$14,355	$15,746
10/20	$12,942	$13,268	$17,457
10/21	$18,539	$19,074	$25,053
10/22	$17,580	$17,739	$20,949
10/23	$17,542	$17,762	$22,935
10/24	$22,958	$23,265	$31,667
10/25	$25,640	$25,859	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	11.68%	14.64%	9.87%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N626-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Class R6: GCVUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,377	$10,637	$10,426
10/17	$12,873	$12,528	$12,894
10/18	$13,412	$12,908	$13,794
10/19	$14,181	$14,355	$15,746
10/20	$13,048	$13,268	$17,457
10/21	$18,713	$19,074	$25,053
10/22	$17,764	$17,739	$20,949
10/23	$17,748	$17,762	$22,935
10/24	$23,259	$23,265	$31,667
10/25	$26,010	$25,859	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	11.83%	14.78%	10.02%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38147X515-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Class R: GCVRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$124	1.17%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 1000® Value Index	Russell 1000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,308	$10,637	$10,426
10/17	$12,698	$12,528	$12,894
10/18	$13,150	$12,908	$13,794
10/19	$13,809	$14,355	$15,746
10/20	$12,622	$13,268	$17,457
10/21	$17,995	$19,074	$25,053
10/22	$16,976	$17,739	$20,949
10/23	$16,852	$17,762	$22,935
10/24	$21,952	$23,265	$31,667
10/25	$24,395	$25,859	$38,361

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	11.13%	14.08%	9.32%
Russell 1000® Value Index	11.15%	14.27%	9.96%
Russell 1000® Index	21.14%	17.04%	14.38%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N634-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Large Cap Value Insights Fund

Class P: GMXPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$58	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials sector and, to a smaller extent, the materials and information technology sectors added to the Fund’s performance versus the Russell 1000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Two of our four investment themes—Sentiment Analysis and Market Themes & Trends—contributed positively to the Fund’s relative returns. The performance of our Fundamental Mispricings investment theme was rather flat.

  Among individual stock positions, the Fund was helped by overweights relative to the Index in UnitedHealth Group, Invesco and Southern Copper.

  Our Sentiment Analysis investment theme drove the Fund’s overweight in UnitedHealth Group, a health insurance and services company.

  The overweight in investment management firm Invesco was mainly due to our Sentiment Analysis investment theme.

  The Fund was overweight Southern Copper, which owns copper mines, smelters and refineries, largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  The Fund was hampered by stock selection in the consumer staples, consumer discretionary and utilities sectors.

  Our High-Quality Business Models investment theme detracted slightly from relative performance.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in United Parcel Service and Target and by an underweight in Wells Fargo & Company.

  The Fund’s overweight in shipping and logistics company United Parcel Service was based on our Fundamental Mispricings and Sentiment Analysis investment themes.

  The overweight position in retailer Target was due in large part to our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Sentiment Analysis investment theme led to the Fund’s underweight in financial services company Wells Fargo & Company.

Goldman Sachs Large Cap Value Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 1000® Value Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,923	$9,999	$10,193
10/19	$10,493	$11,120	$11,635
10/20	$9,654	$10,278	$12,900
10/21	$13,848	$14,776	$18,513
10/22	$13,146	$13,742	$15,480
10/23	$13,134	$13,759	$16,948
10/24	$17,214	$18,022	$23,400
10/25	$19,250	$20,031	$28,347

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	11.83%	14.79%	9.06%
Russell 1000® Value Index	11.15%	14.27%	9.64%
Russell 1000® Index	21.14%	17.04%	14.80%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Large Cap Value Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$569,356,461
# of Portfolio Holdings as of Period End	153
Portfolio Turnover Rate for the Period	213%
Total Net Advisory Fees Paid for the Period	$2,720,603

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	21.9%
Industrials	15.8%
Health Care	12.1%
Information Technology	9.6%
Consumer Staples	7.3%
Consumer Discretionary	7.0%
Materials	6.7%
Real Estate	6.5%
Communication Services	5.9%
Other	5.5%

Goldman Sachs Large Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38150B525-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class A: GCSAX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.20%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,345	$9,776	$10,411	$10,424
10/17	$13,021	$12,305	$13,310	$12,924
10/18	$13,532	$12,787	$13,557	$13,777
10/19	$14,295	$13,509	$14,221	$15,635
10/20	$12,835	$12,129	$14,201	$17,222
10/21	$19,796	$18,707	$21,415	$24,783
10/22	$16,304	$15,407	$17,445	$20,688
10/23	$15,547	$14,692	$15,952	$22,422
10/24	$21,771	$20,574	$21,386	$30,911
10/25	$25,091	$23,711	$24,468	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	15.25%	14.34%	9.63%
Class A Including sale charges	8.92%	13.05%	9.01%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V506-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class C: GCSCX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	1.95%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,262	$10,159	$10,411	$10,424
10/17	$12,820	$12,692	$13,310	$12,924
10/18	$13,225	$13,093	$13,557	$13,777
10/19	$13,868	$13,730	$14,221	$15,635
10/20	$12,363	$12,240	$14,201	$17,222
10/21	$18,919	$18,729	$21,415	$24,783
10/22	$15,468	$15,313	$17,445	$20,688
10/23	$14,643	$14,497	$15,952	$22,422
10/24	$20,349	$20,145	$21,386	$30,911
10/25	$23,273	$23,040	$24,468	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	14.37%	13.48%	8.80%
Class C Including sale charges	13.22%	13.48%	8.80%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V704-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class: GCSIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Index	Russell 3000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,037,800	$1,041,100	$1,042,400
10/17	$1,312,194	$1,331,046	$1,292,368
10/18	$1,368,881	$1,355,671	$1,377,664
10/19	$1,451,425	$1,422,099	$1,563,511
10/20	$1,308,604	$1,420,108	$1,722,207
10/21	$2,024,804	$2,141,522	$2,478,256
10/22	$1,674,310	$1,744,484	$2,068,848
10/23	$1,602,650	$1,595,156	$2,242,217
10/24	$2,251,883	$2,138,626	$3,091,121
10/25	$2,603,852	$2,446,802	$3,734,383

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	15.63%	14.74%	10.03%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V803-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Service Class: GCSSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$144	1.34%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,329	$10,411	$10,424
10/17	$12,991	$13,310	$12,924
10/18	$13,486	$13,557	$13,777
10/19	$14,230	$14,221	$15,635
10/20	$12,762	$14,201	$17,222
10/21	$19,661	$21,415	$24,783
10/22	$16,175	$17,445	$20,688
10/23	$15,405	$15,952	$22,422
10/24	$21,531	$21,386	$30,911
10/25	$24,778	$24,468	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	15.08%	14.18%	9.49%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V886-AR-1025     Service Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Investor Class: GDSTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$102	0.95%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,364	$10,411	$10,424
10/17	$13,081	$13,310	$12,924
10/18	$13,630	$13,557	$13,777
10/19	$14,434	$14,221	$15,635
10/20	$12,993	$14,201	$17,222
10/21	$20,089	$21,415	$24,783
10/22	$16,589	$17,445	$20,688
10/23	$15,863	$15,952	$22,422
10/24	$22,262	$21,386	$30,911
10/25	$25,719	$24,468	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	15.53%	14.62%	9.90%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N576-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class R6: GCSUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$90	0.83%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,382	$10,411	$10,424
10/17	$13,128	$13,310	$12,924
10/18	$13,699	$13,557	$13,777
10/19	$14,528	$14,221	$15,635
10/20	$13,098	$14,201	$17,222
10/21	$20,279	$21,415	$24,783
10/22	$16,771	$17,445	$20,688
10/23	$16,049	$15,952	$22,422
10/24	$22,556	$21,386	$30,911
10/25	$26,090	$24,468	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	15.67%	14.77%	10.06%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38147X499-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class R: GDSRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.45%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,312	$10,411	$10,424
10/17	$12,952	$13,310	$12,924
10/18	$13,426	$13,557	$13,777
10/19	$14,144	$14,221	$15,635
10/20	$12,670	$14,201	$17,222
10/21	$19,491	$21,415	$24,783
10/22	$16,016	$17,445	$20,688
10/23	$15,240	$15,952	$22,422
10/24	$21,276	$21,386	$30,911
10/25	$24,459	$24,468	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	14.96%	14.05%	9.35%
Russell 2000® Index	14.41%	11.49%	9.35%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N584-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Equity Insights Fund

Class P: GMAPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$89	0.83%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer staples and financials sectors added to the Fund’s performance versus the Russell 2000® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Three of our four investment themes contributed positively to the Fund’s relative returns. Our best-performing investment theme was Market Themes & Trends followed by Sentiment Analysis and Fundamental Mispricings.

  Regarding individual stock positions, the Fund benefited from its underweight versus the Index in Praxis Precision Medicines and its overweights in Rocket Lab USA and Adaptive Biotechnologies.

  The Fund was underweight Praxis Precision Medicines, a clinical-stage biopharmaceutical company, mainly because of our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes led to the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was overweight Adaptive Biotechnologies largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

Top Detractors from Performance:

  Our High-Quality Business Models investment theme detracted from the Fund’s relative returns.

  The Fund was hampered by stock selection in the energy, real estate and information technology sectors.

  In terms of individual stock positions, the Fund was hurt by overweights compared to the Index in Alight, LGI Homes and Keros Therapeutics.

  Our Fundamental Mispricings and Sentiment Analysis investment themes were mostly responsible for the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The overweight in homebuilder LGI Homes was mainly the result of our Sentiment Analysis and Fundamental Mispricings investment themes.

  The Fund was overweight biotechnology company Keros Therapeutics primarily because of our Sentiment Analysis investment theme.

Goldman Sachs Small Cap Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,838	$9,732	$10,159
10/19	$10,434	$10,209	$11,529
10/20	$9,408	$10,195	$12,700
10/21	$14,561	$15,373	$18,275
10/22	$12,040	$12,523	$15,256
10/23	$11,527	$11,451	$16,534
10/24	$16,195	$15,353	$22,794
10/25	$18,728	$17,565	$27,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	15.64%	14.76%	8.67%
Russell 2000® Index	14.41%	11.49%	7.75%
Russell 3000® Index	20.81%	16.73%	14.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Equity Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$521,568,277
# of Portfolio Holdings as of Period End	509
Portfolio Turnover Rate for the Period	162%
Total Net Advisory Fees Paid for the Period	$3,564,721

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.2%
Health Care	16.7%
Financials	15.8%
Information Technology	14.4%
Consumer Discretionary	11.8%
Real Estate	6.3%
Materials	4.3%
Energy	4.0%
Utilities	2.7%
Other	4.2%

Goldman Sachs Small Cap Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38150B368-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class A: GSAOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.20%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer discretionary and materials sectors contributed positively to the Fund’s returns versus the Russell 2000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes added to the Fund’s relative performance. Market Themes & Trends was our best-performing investment theme followed at a distance by Sentiment Analysis, High-Quality Business Models and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights compared to the Index in American Superconductor and Rocket Lab USA. An underweight position in Vaxcyte was also advantageous.

  The overweight in American Superconductor, a provider of megawatt-scale power resiliency solutions, was driven by our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes were mainly responsible for the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was underweight clinical stage vaccine company Vaxcyte largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the communication services, health care and energy sectors detracted from the Fund’s relative returns.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in Amphastar Pharmaceuticals and Alight and by an underweight in Kratos Defense & Security Solutions.

  The Fund’s overweight in biotechnology company Amphastar Pharmaceuticals was based primarily on our Fundamental Mispricings and Market Themes & Trends investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The underweight in technology firm Kratos Defense & Security Solutions was mainly the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$9,963	$9,415	$9,951	$10,424
10/17	$12,905	$12,195	$13,036	$12,924
10/18	$13,663	$12,911	$13,574	$13,777
10/19	$14,435	$13,641	$14,443	$15,635
10/20	$14,297	$13,511	$16,374	$17,222
10/21	$20,375	$19,255	$22,670	$24,783
10/22	$15,133	$14,300	$16,771	$20,688
10/23	$14,505	$13,707	$15,491	$22,422
10/24	$20,526	$19,397	$21,144	$30,911
10/25	$24,721	$23,361	$25,122	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.44%	11.56%	9.46%
Class A Including sale charges	13.82%	10.31%	8.85%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Goldman Sachs Small Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H225-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class C: GSCOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$214	1.95%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer discretionary and materials sectors contributed positively to the Fund’s returns versus the Russell 2000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes added to the Fund’s relative performance. Market Themes & Trends was our best-performing investment theme followed at a distance by Sentiment Analysis, High-Quality Business Models and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights compared to the Index in American Superconductor and Rocket Lab USA. An underweight position in Vaxcyte was also advantageous.

  The overweight in American Superconductor, a provider of megawatt-scale power resiliency solutions, was driven by our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes were mainly responsible for the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was underweight clinical stage vaccine company Vaxcyte largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the communication services, health care and energy sectors detracted from the Fund’s relative returns.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in Amphastar Pharmaceuticals and Alight and by an underweight in Kratos Defense & Security Solutions.

  The Fund’s overweight in biotechnology company Amphastar Pharmaceuticals was based primarily on our Fundamental Mispricings and Market Themes & Trends investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The underweight in technology firm Kratos Defense & Security Solutions was mainly the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$9,886	$9,787	$9,951	$10,424
10/17	$12,715	$12,588	$13,036	$12,924
10/18	$13,355	$13,221	$13,574	$13,777
10/19	$14,012	$13,872	$14,443	$15,635
10/20	$13,774	$13,636	$16,374	$17,222
10/21	$19,486	$19,291	$22,670	$24,783
10/22	$14,324	$14,181	$16,771	$20,688
10/23	$13,636	$13,500	$15,491	$22,422
10/24	$19,140	$18,949	$21,144	$30,911
10/25	$22,894	$22,665	$25,122	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	19.61%	10.69%	8.63%
Class C Including sale charges	18.61%	10.69%	8.63%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Goldman Sachs Small Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H191-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class: GSIOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.84%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer discretionary and materials sectors contributed positively to the Fund’s returns versus the Russell 2000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes added to the Fund’s relative performance. Market Themes & Trends was our best-performing investment theme followed at a distance by Sentiment Analysis, High-Quality Business Models and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights compared to the Index in American Superconductor and Rocket Lab USA. An underweight position in Vaxcyte was also advantageous.

  The overweight in American Superconductor, a provider of megawatt-scale power resiliency solutions, was driven by our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes were mainly responsible for the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was underweight clinical stage vaccine company Vaxcyte largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the communication services, health care and energy sectors detracted from the Fund’s relative returns.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in Amphastar Pharmaceuticals and Alight and by an underweight in Kratos Defense & Security Solutions.

  The Fund’s overweight in biotechnology company Amphastar Pharmaceuticals was based primarily on our Fundamental Mispricings and Market Themes & Trends investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The underweight in technology firm Kratos Defense & Security Solutions was mainly the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,000,100	$995,100	$1,042,400
10/17	$1,300,530	$1,303,581	$1,292,368
10/18	$1,381,943	$1,357,419	$1,377,664
10/19	$1,465,965	$1,444,294	$1,563,511
10/20	$1,457,463	$1,637,396	$1,722,207
10/21	$2,084,755	$2,266,974	$2,478,256
10/22	$1,553,559	$1,677,108	$2,068,848
10/23	$1,494,835	$1,549,144	$2,242,217
10/24	$2,122,366	$2,114,427	$3,091,121
10/25	$2,566,153	$2,512,151	$3,734,383

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	20.91%	11.97%	9.88%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H183-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Growth Insights Fund

Investor Class: GSTOX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$105	0.95%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer discretionary and materials sectors contributed positively to the Fund’s returns versus the Russell 2000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes added to the Fund’s relative performance. Market Themes & Trends was our best-performing investment theme followed at a distance by Sentiment Analysis, High-Quality Business Models and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights compared to the Index in American Superconductor and Rocket Lab USA. An underweight position in Vaxcyte was also advantageous.

  The overweight in American Superconductor, a provider of megawatt-scale power resiliency solutions, was driven by our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes were mainly responsible for the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was underweight clinical stage vaccine company Vaxcyte largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the communication services, health care and energy sectors detracted from the Fund’s relative returns.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in Amphastar Pharmaceuticals and Alight and by an underweight in Kratos Defense & Security Solutions.

  The Fund’s overweight in biotechnology company Amphastar Pharmaceuticals was based primarily on our Fundamental Mispricings and Market Themes & Trends investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The underweight in technology firm Kratos Defense & Security Solutions was mainly the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$9,985	$9,951	$10,424
10/17	$12,968	$13,036	$12,924
10/18	$13,762	$13,574	$13,777
10/19	$14,579	$14,443	$15,635
10/20	$14,474	$16,374	$17,222
10/21	$20,681	$22,670	$24,783
10/22	$15,389	$16,771	$20,688
10/23	$14,796	$15,491	$22,422
10/24	$20,980	$21,144	$30,911
10/25	$25,346	$25,122	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	20.81%	11.85%	9.74%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N535-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class R6: GINUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.83%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer discretionary and materials sectors contributed positively to the Fund’s returns versus the Russell 2000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes added to the Fund’s relative performance. Market Themes & Trends was our best-performing investment theme followed at a distance by Sentiment Analysis, High-Quality Business Models and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights compared to the Index in American Superconductor and Rocket Lab USA. An underweight position in Vaxcyte was also advantageous.

  The overweight in American Superconductor, a provider of megawatt-scale power resiliency solutions, was driven by our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes were mainly responsible for the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was underweight clinical stage vaccine company Vaxcyte largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the communication services, health care and energy sectors detracted from the Fund’s relative returns.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in Amphastar Pharmaceuticals and Alight and by an underweight in Kratos Defense & Security Solutions.

  The Fund’s overweight in biotechnology company Amphastar Pharmaceuticals was based primarily on our Fundamental Mispricings and Market Themes & Trends investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The underweight in technology firm Kratos Defense & Security Solutions was mainly the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,007	$9,951	$10,424
10/17	$13,014	$13,036	$12,924
10/18	$13,827	$13,574	$13,777
10/19	$14,668	$14,443	$15,635
10/20	$14,585	$16,374	$17,222
10/21	$20,866	$22,670	$24,783
10/22	$15,556	$16,771	$20,688
10/23	$14,968	$15,491	$22,422
10/24	$21,254	$21,144	$30,911
10/25	$25,698	$25,122	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	20.91%	11.99%	9.89%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38147X481-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class R: GSROX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$160	1.45%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer discretionary and materials sectors contributed positively to the Fund’s returns versus the Russell 2000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes added to the Fund’s relative performance. Market Themes & Trends was our best-performing investment theme followed at a distance by Sentiment Analysis, High-Quality Business Models and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights compared to the Index in American Superconductor and Rocket Lab USA. An underweight position in Vaxcyte was also advantageous.

  The overweight in American Superconductor, a provider of megawatt-scale power resiliency solutions, was driven by our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes were mainly responsible for the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was underweight clinical stage vaccine company Vaxcyte largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the communication services, health care and energy sectors detracted from the Fund’s relative returns.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in Amphastar Pharmaceuticals and Alight and by an underweight in Kratos Defense & Security Solutions.

  The Fund’s overweight in biotechnology company Amphastar Pharmaceuticals was based primarily on our Fundamental Mispricings and Market Themes & Trends investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The underweight in technology firm Kratos Defense & Security Solutions was mainly the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Growth Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$9,937	$9,951	$10,424
10/17	$12,844	$13,036	$12,924
10/18	$13,560	$13,574	$13,777
10/19	$14,295	$14,443	$15,635
10/20	$14,119	$16,374	$17,222
10/21	$20,078	$22,670	$24,783
10/22	$14,874	$16,771	$20,688
10/23	$14,215	$15,491	$22,422
10/24	$20,070	$21,144	$30,911
10/25	$24,122	$25,122	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	20.19%	11.30%	9.20%
Russell 2000® Growth Index	18.81%	8.93%	9.64%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Goldman Sachs Small Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N543-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Growth Insights Fund

Class P: GSZPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$92	0.83%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, consumer discretionary and materials sectors contributed positively to the Fund’s returns versus the Russell 2000® Growth Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  All four of our investment themes added to the Fund’s relative performance. Market Themes & Trends was our best-performing investment theme followed at a distance by Sentiment Analysis, High-Quality Business Models and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights compared to the Index in American Superconductor and Rocket Lab USA. An underweight position in Vaxcyte was also advantageous.

  The overweight in American Superconductor, a provider of megawatt-scale power resiliency solutions, was driven by our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our High-Quality Business Models and Sentiment Analysis investment themes were mainly responsible for the Fund’s overweight in Rocket Lab USA, a space company specializing in launch services and spacecraft systems.

  The Fund was underweight clinical stage vaccine company Vaxcyte largely because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the communication services, health care and energy sectors detracted from the Fund’s relative returns.

  Regarding individual stock positions, the Fund was hurt by overweights versus the Index in Amphastar Pharmaceuticals and Alight and by an underweight in Kratos Defense & Security Solutions.

  The Fund’s overweight in biotechnology company Amphastar Pharmaceuticals was based primarily on our Fundamental Mispricings and Market Themes & Trends investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Alight, a cloud-based human capital management solutions provider.

  The underweight in technology firm Kratos Defense & Security Solutions was mainly the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

Goldman Sachs Small Cap Growth Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Growth Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,831	$9,680	$10,159
10/19	$10,429	$10,300	$11,529
10/20	$10,369	$11,677	$12,700
10/21	$14,835	$16,166	$18,275
10/22	$11,055	$11,960	$15,256
10/23	$10,642	$11,047	$16,534
10/24	$15,107	$15,078	$22,794
10/25	$18,275	$17,915	$27,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	20.97%	11.99%	8.31%
Russell 2000® Growth Index	18.81%	8.93%	8.03%
Russell 3000® Index	20.81%	16.73%	14.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Growth Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$173,269,424
# of Portfolio Holdings as of Period End	388
Portfolio Turnover Rate for the Period	167%
Total Net Advisory Fees Paid for the Period	$1,138,163

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	23.0%
Industrials	22.2%
Information Technology	20.6%
Consumer Discretionary	11.1%
Financials	9.0%
Materials	3.4%
Consumer Staples	2.5%
Communication Services	2.0%
Energy	2.0%
Other	2.6%

Goldman Sachs Small Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38150B350-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Value Insights Fund

Class A: GSATX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$125	1.20%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, financials and consumer staples sectors contributed positively to the Fund’s returns versus the Russell 2000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Market Themes & Trends—added to the Fund’s relative returns.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Praxis Precision Medicines, Tutor Perini and CommScope Holding.

  Our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends were mainly responsible for the Fund’s overweight in Praxis Precision Medicines, a clinical-stage biopharmaceutical company.

  The Fund’s overweight in construction company Tutor Perini was largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme drove the Fund’s overweight in network infrastructure provider CommScope Holding.

Top Detractors from Performance:

  Stock selection in the energy, real estate and materials sectors hurt relative performance.

  Our High-Quality Business Models investment theme and, to a lesser extent, our Sentiment Analysis and Fundamental Mispricings investment themes detracted from relative returns.

  In terms of stock positions, the Fund was hampered by overweights compared to the Index in Alight and LGI Homes and by an underweight in EchoStar.

  The Fund’s overweight in Alight, a cloud-based human capital management solutions provider, was mostly due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  The Fund was overweight homebuilder LGI Homes primarily because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in EchoStar, a communications and content delivery provider.

Goldman Sachs Small Cap Value Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$9,450	$10,000	$10,000
10/16	$10,801	$10,207	$10,881	$10,424
10/17	$13,391	$12,655	$13,581	$12,924
10/18	$13,670	$12,918	$13,500	$13,777
10/19	$14,271	$13,486	$13,935	$15,635
10/20	$11,912	$11,257	$11,995	$17,222
10/21	$19,625	$18,546	$19,708	$24,783
10/22	$17,727	$16,752	$17,594	$20,688
10/23	$16,430	$15,526	$15,847	$22,422
10/24	$22,307	$21,080	$20,881	$30,911
10/25	$24,209	$22,878	$22,942	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	8.53%	15.23%	9.24%
Class A Including sale charges	2.56%	13.93%	8.62%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Goldman Sachs Small Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H282-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Value Insights Fund

Class C: GSCTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$202	1.95%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, financials and consumer staples sectors contributed positively to the Fund’s returns versus the Russell 2000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Market Themes & Trends—added to the Fund’s relative returns.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Praxis Precision Medicines, Tutor Perini and CommScope Holding.

  Our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends were mainly responsible for the Fund’s overweight in Praxis Precision Medicines, a clinical-stage biopharmaceutical company.

  The Fund’s overweight in construction company Tutor Perini was largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme drove the Fund’s overweight in network infrastructure provider CommScope Holding.

Top Detractors from Performance:

  Stock selection in the energy, real estate and materials sectors hurt relative performance.

  Our High-Quality Business Models investment theme and, to a lesser extent, our Sentiment Analysis and Fundamental Mispricings investment themes detracted from relative returns.

  In terms of stock positions, the Fund was hampered by overweights compared to the Index in Alight and LGI Homes and by an underweight in EchoStar.

  The Fund’s overweight in Alight, a cloud-based human capital management solutions provider, was mostly due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  The Fund was overweight homebuilder LGI Homes primarily because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in EchoStar, a communications and content delivery provider.

Goldman Sachs Small Cap Value Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$9,900	$10,000	$10,000
10/16	$10,717	$10,610	$10,881	$10,424
10/17	$13,192	$13,060	$13,581	$12,924
10/18	$13,364	$13,231	$13,500	$13,777
10/19	$13,855	$13,716	$13,935	$15,635
10/20	$11,479	$11,364	$11,995	$17,222
10/21	$18,767	$18,579	$19,708	$24,783
10/22	$16,828	$16,660	$17,594	$20,688
10/23	$15,480	$15,325	$15,847	$22,422
10/24	$20,864	$20,655	$20,881	$30,911
10/25	$22,466	$22,242	$22,942	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	7.68%	14.36%	8.42%
Class C Including sale charges	6.61%	14.36%	8.42%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Goldman Sachs Small Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H266-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Value Insights Fund

Institutional Class: GSITX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.84%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, financials and consumer staples sectors contributed positively to the Fund’s returns versus the Russell 2000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Market Themes & Trends—added to the Fund’s relative returns.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Praxis Precision Medicines, Tutor Perini and CommScope Holding.

  Our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends were mainly responsible for the Fund’s overweight in Praxis Precision Medicines, a clinical-stage biopharmaceutical company.

  The Fund’s overweight in construction company Tutor Perini was largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme drove the Fund’s overweight in network infrastructure provider CommScope Holding.

Top Detractors from Performance:

  Stock selection in the energy, real estate and materials sectors hurt relative performance.

  Our High-Quality Business Models investment theme and, to a lesser extent, our Sentiment Analysis and Fundamental Mispricings investment themes detracted from relative returns.

  In terms of stock positions, the Fund was hampered by overweights compared to the Index in Alight and LGI Homes and by an underweight in EchoStar.

  The Fund’s overweight in Alight, a cloud-based human capital management solutions provider, was mostly due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  The Fund was overweight homebuilder LGI Homes primarily because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in EchoStar, a communications and content delivery provider.

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,084,400	$1,088,100	$1,042,400
10/17	$1,349,970	$1,358,058	$1,292,368
10/18	$1,383,179	$1,350,045	$1,377,664
10/19	$1,449,710	$1,393,517	$1,563,511
10/20	$1,214,422	$1,199,539	$1,722,207
10/21	$2,008,289	$1,970,843	$2,478,256
10/22	$1,821,117	$1,759,371	$2,068,848
10/23	$1,694,003	$1,584,666	$2,242,217
10/24	$2,308,079	$2,088,114	$3,091,121
10/25	$2,513,960	$2,294,211	$3,734,383

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	8.92%	15.65%	9.65%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H241-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Value Insights Fund

Investor Class: GTTTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$99	0.95%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, financials and consumer staples sectors contributed positively to the Fund’s returns versus the Russell 2000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Market Themes & Trends—added to the Fund’s relative returns.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Praxis Precision Medicines, Tutor Perini and CommScope Holding.

  Our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends were mainly responsible for the Fund’s overweight in Praxis Precision Medicines, a clinical-stage biopharmaceutical company.

  The Fund’s overweight in construction company Tutor Perini was largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme drove the Fund’s overweight in network infrastructure provider CommScope Holding.

Top Detractors from Performance:

  Stock selection in the energy, real estate and materials sectors hurt relative performance.

  Our High-Quality Business Models investment theme and, to a lesser extent, our Sentiment Analysis and Fundamental Mispricings investment themes detracted from relative returns.

  In terms of stock positions, the Fund was hampered by overweights compared to the Index in Alight and LGI Homes and by an underweight in EchoStar.

  The Fund’s overweight in Alight, a cloud-based human capital management solutions provider, was mostly due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  The Fund was overweight homebuilder LGI Homes primarily because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in EchoStar, a communications and content delivery provider.

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,829	$10,881	$10,424
10/17	$13,460	$13,581	$12,924
10/18	$13,774	$13,500	$13,777
10/19	$14,420	$13,935	$15,635
10/20	$12,061	$11,995	$17,222
10/21	$19,921	$19,708	$24,783
10/22	$18,041	$17,594	$20,688
10/23	$16,765	$15,847	$22,422
10/24	$22,822	$20,881	$30,911
10/25	$24,831	$22,942	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	8.80%	15.53%	9.51%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N550-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Value Insights Fund

Class R6: GTTUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, financials and consumer staples sectors contributed positively to the Fund’s returns versus the Russell 2000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Market Themes & Trends—added to the Fund’s relative returns.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Praxis Precision Medicines, Tutor Perini and CommScope Holding.

  Our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends were mainly responsible for the Fund’s overweight in Praxis Precision Medicines, a clinical-stage biopharmaceutical company.

  The Fund’s overweight in construction company Tutor Perini was largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme drove the Fund’s overweight in network infrastructure provider CommScope Holding.

Top Detractors from Performance:

  Stock selection in the energy, real estate and materials sectors hurt relative performance.

  Our High-Quality Business Models investment theme and, to a lesser extent, our Sentiment Analysis and Fundamental Mispricings investment themes detracted from relative returns.

  In terms of stock positions, the Fund was hampered by overweights compared to the Index in Alight and LGI Homes and by an underweight in EchoStar.

  The Fund’s overweight in Alight, a cloud-based human capital management solutions provider, was mostly due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  The Fund was overweight homebuilder LGI Homes primarily because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in EchoStar, a communications and content delivery provider.

Goldman Sachs Small Cap Value Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,844	$10,881	$10,424
10/17	$13,500	$13,581	$12,924
10/18	$13,836	$13,500	$13,777
10/19	$14,504	$13,935	$15,635
10/20	$12,153	$11,995	$17,222
10/21	$20,096	$19,708	$24,783
10/22	$18,225	$17,594	$20,688
10/23	$16,955	$15,847	$22,422
10/24	$23,104	$20,881	$30,911
10/25	$25,168	$22,942	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	8.93%	15.66%	9.66%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Goldman Sachs Small Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38147X473-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Value Insights Fund

Class R: GTTRX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$151	1.45%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, financials and consumer staples sectors contributed positively to the Fund’s returns versus the Russell 2000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Market Themes & Trends—added to the Fund’s relative returns.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Praxis Precision Medicines, Tutor Perini and CommScope Holding.

  Our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends were mainly responsible for the Fund’s overweight in Praxis Precision Medicines, a clinical-stage biopharmaceutical company.

  The Fund’s overweight in construction company Tutor Perini was largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme drove the Fund’s overweight in network infrastructure provider CommScope Holding.

Top Detractors from Performance:

  Stock selection in the energy, real estate and materials sectors hurt relative performance.

  Our High-Quality Business Models investment theme and, to a lesser extent, our Sentiment Analysis and Fundamental Mispricings investment themes detracted from relative returns.

  In terms of stock positions, the Fund was hampered by overweights compared to the Index in Alight and LGI Homes and by an underweight in EchoStar.

  The Fund’s overweight in Alight, a cloud-based human capital management solutions provider, was mostly due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  The Fund was overweight homebuilder LGI Homes primarily because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in EchoStar, a communications and content delivery provider.

Goldman Sachs Small Cap Value Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	Russell 2000® Value Index	Russell 3000® Index
11/1/15	$10,000	$10,000	$10,000
10/16	$10,774	$10,881	$10,424
10/17	$13,324	$13,581	$12,924
10/18	$13,568	$13,500	$13,777
10/19	$14,130	$13,935	$15,635
10/20	$11,764	$11,995	$17,222
10/21	$19,330	$19,708	$24,783
10/22	$17,420	$17,594	$20,688
10/23	$16,103	$15,847	$22,422
10/24	$21,814	$20,881	$30,911
10/25	$23,611	$22,942	$37,344

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	8.24%	14.94%	8.96%
Russell 2000® Value Index	9.87%	13.84%	8.65%
Russell 3000® Index	20.81%	16.73%	14.07%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Goldman Sachs Small Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N568-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs Small Cap Value Insights Fund

Class P: GSXPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$87	0.83%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. Investor sentiment shifted rapidly, driven by speculative behavior. Sector dispersion was notable amid changing interest rate expectations, ongoing tariff developments, narrow market leadership and trends related to AI and commodities. Rallies were generally led by higher-risk stocks and companies tied to AI, while fundamentals took a back seat to momentum and macro trends.

Top Contributors to Performance:

  Stock selection in the industrials, financials and consumer staples sectors contributed positively to the Fund’s returns versus the Russell 2000® Value Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Market Themes & Trends—added to the Fund’s relative returns.

  Regarding individual stock positions, the Fund benefited from its overweights relative to the Index in Praxis Precision Medicines, Tutor Perini and CommScope Holding.

  Our Fundamental Mispricings, Sentiment Analysis and Market Themes & Trends were mainly responsible for the Fund’s overweight in Praxis Precision Medicines, a clinical-stage biopharmaceutical company.

  The Fund’s overweight in construction company Tutor Perini was largely due to our Sentiment Analysis and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme drove the Fund’s overweight in network infrastructure provider CommScope Holding.

Top Detractors from Performance:

  Stock selection in the energy, real estate and materials sectors hurt relative performance.

  Our High-Quality Business Models investment theme and, to a lesser extent, our Sentiment Analysis and Fundamental Mispricings investment themes detracted from relative returns.

  In terms of stock positions, the Fund was hampered by overweights compared to the Index in Alight and LGI Homes and by an underweight in EchoStar.

  The Fund’s overweight in Alight, a cloud-based human capital management solutions provider, was mostly due to our Fundamental Mispricings and Sentiment Analysis investment themes.

  The Fund was overweight homebuilder LGI Homes primarily because of our Sentiment Analysis and Fundamental Mispricings investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in EchoStar, a communications and content delivery provider.

Goldman Sachs Small Cap Value Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Value Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,763	$9,787	$10,159
10/19	$10,234	$10,102	$11,529
10/20	$8,574	$8,696	$12,700
10/21	$14,177	$14,287	$18,275
10/22	$12,856	$12,754	$15,256
10/23	$11,960	$11,488	$16,534
10/24	$16,300	$15,138	$22,794
10/25	$17,756	$16,632	$27,538

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	8.93%	15.67%	7.90%
Russell 2000® Value Index	9.87%	13.84%	6.97%
Russell 3000® Index	20.81%	16.73%	14.36%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Small Cap Value Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$845,352,876
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	139%
Total Net Advisory Fees Paid for the Period	$6,869,366

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.8%
Consumer Discretionary	12.7%
Industrials	12.6%
Real Estate	10.7%
Health Care	9.9%
Information Technology	9.6%
Energy	6.5%
Utilities	5.2%
Materials	5.2%
Other	3.0%

Goldman Sachs Small Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38150B335-AR-1025     Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Class A: GSSQX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	0.92%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
11/1/15	$10,000	$9,450	$10,000
10/16	$10,225	$9,663	$10,451
10/17	$12,975	$12,261	$12,921
10/18	$13,744	$12,988	$13,870
10/19	$14,841	$14,024	$15,858
10/20	$16,335	$15,437	$17,398
10/21	$23,075	$21,806	$24,863
10/22	$19,644	$18,563	$21,230
10/23	$20,895	$19,746	$23,383
10/24	$29,017	$27,421	$32,274
10/25	$34,716	$32,806	$39,196

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A Excluding sale charges	19.64%	16.26%	13.24%
Class A Including sale charges	13.05%	14.96%	12.61%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class A

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W620-AR-1025     Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Class C: GSUSX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
11/1/15	$10,000	$9,900	$10,000
10/16	$10,148	$10,047	$10,451
10/17	$12,779	$12,652	$12,921
10/18	$13,438	$13,303	$13,870
10/19	$14,405	$14,261	$15,858
10/20	$15,740	$15,583	$17,398
10/21	$22,071	$21,850	$24,863
10/22	$18,650	$18,464	$21,230
10/23	$19,687	$19,490	$23,383
10/24	$27,137	$26,865	$32,274
10/25	$32,222	$31,900	$39,196

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C Excluding sale charges	18.74%	15.40%	12.40%
Class C Including sale charges	17.55%	15.40%	12.40%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class C

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38142B278-AR-1025     Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Institutional Class: GSELX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	S&P 500® Index
11/1/15	$1,000,000	$1,000,000
10/16	$1,026,600	$1,045,100
10/17	$1,307,888	$1,292,057
10/18	$1,390,809	$1,387,023
10/19	$1,507,497	$1,585,784
10/20	$1,665,785	$1,739,763
10/21	$2,361,916	$2,486,296
10/22	$2,018,257	$2,123,048
10/23	$2,154,490	$2,338,325
10/24	$3,002,712	$3,227,356
10/25	$3,605,356	$3,919,624

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	20.07%	16.69%	13.67%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W372-AR-1025     Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Service Class: GSESX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$116	1.06%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,215	$10,451
10/17	$12,949	$12,921
10/18	$13,701	$13,870
10/19	$14,778	$15,858
10/20	$16,250	$17,398
10/21	$22,925	$24,863
10/22	$19,491	$21,230
10/23	$20,699	$23,383
10/24	$28,706	$32,274
10/25	$34,298	$39,196

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	19.48%	16.10%	13.11%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Service Class

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W463-AR-1025     Service Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Investor Class: GSUTX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	0.67%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,249	$10,451
10/17	$13,038	$12,921
10/18	$13,846	$13,870
10/19	$14,988	$15,858
10/20	$16,541	$17,398
10/21	$23,424	$24,863
10/22	$19,992	$21,230
10/23	$21,316	$23,383
10/24	$29,672	$32,274
10/25	$35,594	$39,196

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor	19.96%	16.55%	13.53%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N642-AR-1025     Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Class R6: GSEUX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,267	$10,451
10/17	$13,081	$12,921
10/18	$13,914	$13,870
10/19	$15,080	$15,858
10/20	$16,667	$17,398
10/21	$23,630	$24,863
10/22	$20,195	$21,230
10/23	$21,558	$23,383
10/24	$30,051	$32,274
10/25	$36,092	$39,196

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R6	20.10%	16.70%	13.68%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class R6

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38147X465-AR-1025     Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Class R: GSURX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$128	1.17%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class R

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$10,199	$10,451
10/17	$12,910	$12,921
10/18	$13,639	$13,870
10/19	$14,692	$15,858
10/20	$16,135	$17,398
10/21	$22,736	$24,863
10/22	$19,307	$21,230
10/23	$20,485	$23,383
10/24	$28,376	$32,274
10/25	$33,867	$39,196

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R	19.35%	15.98%	12.96%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class R

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N659-AR-1025     Class R

Annual Shareholder Report

October 31, 2025

Goldman Sachs U.S. Equity Insights Fund

Class P: GSEPX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$61	0.55%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, softer economic data and concern over elevated valuations but generated strong positive returns for the Period overall. The market’s advance was supported by trade negotiations progress, robust corporate earnings results, better than consensus anticipated inflation data and resumption of the Federal Reserve’s easing cycle. Optimism about the AI growth theme was persistent, as the earnings of AI companies exceeded expectations and consumer spending remained strong, underscoring the potential longevity of the theme.

Top Contributors to Performance:

  Stock selection in the financials, energy and materials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index (“Index”). To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  One of our four investment themes—Sentiment Analysis—added to the Fund’s relative returns.

  In terms of individual stock positions, the Fund benefited from overweights versus the Index in Broadcom, UnitedHealth Group and Southern Copper.

  Our Fundamental Mispricings and Sentiment Analysis investment themes drove the Fund’s overweight in Broadcom, a designer and manufacturer of semiconductor and infrastructure software products.

  The Fund was overweight UnitedHealth Group, a health insurance and services company, primarily due to our Sentiment Analysis investment theme.

  The overweight in Southern Copper, which owns copper mines, smelters and refineries, was mostly because of our Fundamental Mispricings and Sentiment Analysis investment themes.

Top Detractors from Performance:

  Stock selection in the information technology sector and, to a lesser extent, the consumer discretionary and health care sectors weighed on the Fund’s relative performance.

  Our High-Quality Business Models investment theme and, to smaller degree, our Fundamental Mispricings and Market Themes & Trends investment themes detracted from relative returns.

  Among individual stock positions, the Fund was hurt by overweights compared to the Index in Oracle and Zoetis. An underweight in Visa also detracted from performance.

  The Fund’s overweight in Oracle, a database software and cloud computing company, was largely the result of our Fundamental Mispricings and Sentiment Analysis investment themes.

  Our Fundamental Mispricings and Sentiment Analysis investment themes led to the Fund’s overweight in Zoetis, an animal health company.

  The Fund was underweight global payments technology company Visa mainly because of our Sentiment Analysis and Fundamental Mispricings investment themes.

Goldman Sachs U.S. Equity Insights Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	S&P 500® Index
4/16/18	$0	$10,000
10/18	$10,039	$10,228
10/19	$10,882	$11,694
10/20	$12,027	$12,829
10/21	$17,054	$18,334
10/22	$14,575	$15,655
10/23	$15,558	$17,243
10/24	$21,689	$23,799
10/25	$26,046	$28,904

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	20.09%	16.70%	13.51%
S&P 500® Index	21.45%	17.63%	15.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs U.S. Equity Insights Fund

Class P

Key Fund Statistics

Total Net Assets as of Period End	$1,195,503,377
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	204%
Total Net Advisory Fees Paid for the Period	$5,687,740

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	34.6%
Consumer Discretionary	11.3%
Communication Services	10.1%
Financials	9.8%
Health Care	9.8%
Industrials	9.6%
Consumer Staples	5.2%
Materials	4.2%
Real Estate	2.8%
Other	1.7%

Goldman Sachs U.S. Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38150B186-AR-1025     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$3,962,977	$3,874,810	Financial Statement audits.

Audit-Related Fees:

• PwC	$460,728	$466,200	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the twelve months ended October 31, 2025 and October 31, 2024 were approximately $460,728 and $466,200, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds
Annual Financial Statements
October 31, 2025
Goldman Sachs Domestic Equity
Insights Funds
Goldman Sachs Large Cap Growth Insights Fund
Goldman Sachs Large Cap Value Insights Fund
Goldman Sachs Small Cap Equity Insights Fund
Goldman Sachs Small Cap Growth Insights Fund
Goldman Sachs Small Cap Value Insights Fund
Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Domestic Equity Insights Funds

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 99.5%

Aerospace & Defense – 2.9%
108,568	General Electric Co.	$33,542,084
27,706	HEICO Corp.	8,804,136
30,533	Howmet Aerospace, Inc.	6,288,271

		48,634,491

Automobiles – 4.0%
145,827	Tesla, Inc.*	66,578,775

Beverages – 0.7%
37,432	Coca-Cola Co. (The)	2,579,065
106,298	Monster Beverage Corp.*	7,103,895
70,969	Primo Brands Corp., Class A	1,559,189

		11,242,149

Biotechnology – 3.9%
166,279	AbbVie, Inc.	36,255,473
18,515	Alnylam Pharmaceuticals, Inc.*	8,443,581
242,929	Exelixis, Inc.*	9,394,064
15,680	Regeneron Pharmaceuticals, Inc.	10,220,224

		64,313,342

Broadline Retail – 3.5%
240,175	Amazon.com, Inc.*	58,655,538

Chemicals – 0.3%
10,068	Linde PLC	4,211,444

Commercial Services & Supplies – 0.6%
186,199	Rollins, Inc.	10,726,924

Communications Equipment – 0.6%
63,779	Arista Networks, Inc.*	10,057,310

Construction & Engineering – 0.7%
12,601	Comfort Systems USA, Inc.	12,167,274

Consumer Finance – 0.1%
27,314	Synchrony Financial	2,031,615

Consumer Staples Distribution & Retail – 0.6%
11,591	Costco Wholesale Corp.	10,564,617

Diversified Consumer Services – 1.3%
93,015	Bright Horizons Family Solutions, Inc.*	10,160,029
15,891	Duolingo, Inc.*	4,300,740
37,890	Grand Canyon Education, Inc.*	7,134,687

		21,595,456

Electrical Equipment – 0.1%
1,669	GE Vernova, Inc.	976,599

Electronic Equipment, Instruments & Components – 1.6%
184,117	Amphenol Corp., Class A	25,654,863

Entertainment – 2.2%
29,556	Netflix, Inc.*	33,069,026
28,430	ROBLOX Corp., Class A*	3,233,060

		36,302,086

Financial Services – 2.3%
49,051	Corpay, Inc.*	12,770,428
13,701	Mastercard, Inc., Class A	7,562,815
26,955	Shift4 Payments, Inc., Class A*	1,862,591
51,529	Visa, Inc., Class A	17,557,991

		39,753,825

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – 1.0%
115,558	Lyft, Inc., Class A*	$2,364,317
146,414	Uber Technologies, Inc.*	14,128,951

		16,493,268

Health Care Equipment & Supplies – 1.6%
35,920	Inspire Medical Systems, Inc.*	2,589,114
47,183	Insulet Corp.*	14,768,751
34,524	Penumbra, Inc.*	7,849,722

		25,207,587

Health Care Providers & Services – 0.2%
13,600	DaVita, Inc.*	1,618,672
5,181	Tenet Healthcare Corp.*	1,069,825

		2,688,497

Health Care REITs – 0.0%
12,214	Alexandria Real Estate Equities, Inc. REIT	711,099

Hotels, Restaurants & Leisure – 3.9%
3,715	DoorDash, Inc., Class A*	944,984
84,765	Dutch Bros, Inc., Class A*	4,707,848
74,386	Expedia Group, Inc.	16,364,920
67,605	Las Vegas Sands Corp.	4,012,357
549,142	Norwegian Cruise Line Holdings Ltd.*	12,311,764
45,763	Planet Fitness, Inc., Class A*	4,150,246
62,793	Royal Caribbean Cruises Ltd.	18,010,916
4,197	Travel + Leisure Co.	263,488
28,493	Viking Holdings Ltd.*	1,733,799
10,853	Yum! Brands, Inc.	1,499,993

		64,000,315

Insurance – 0.3%
18,899	Erie Indemnity Co., Class A	5,530,603

Interactive Media & Services – 7.9%
269,216	Alphabet, Inc., Class C	75,870,453
69,418	Meta Platforms, Inc., Class A	45,007,161
44,714	Reddit, Inc., Class A*	9,342,990

		130,220,604

Life Sciences Tools & Services – 0.6%
16,524	Medpace Holdings, Inc.*	9,665,053

Machinery – 0.5%
75,287	Mueller Industries, Inc.	7,970,635

Marine Transportation – 0.4%
64,350	Kirby Corp.*	6,658,938

Metals & Mining – 0.0%
4,758	Southern Copper Corp. (Mexico)	660,410

Pharmaceuticals – 2.2%
33,682	Eli Lilly & Co.	29,062,850
51,562	Zoetis, Inc.	7,429,569

		36,492,419

Professional Services – 0.6%
240,632	ExlService Holdings, Inc.*	9,408,711

Semiconductors & Semiconductor Equipment – 21.6%
5,297	Astera Labs, Inc.*	988,844
275,357	Broadcom, Inc.	101,780,208

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
198,285	Enphase Energy, Inc.*	$6,049,675
33,695	Lattice Semiconductor Corp.*	2,458,387
1,169,594	NVIDIA Corp.	236,831,089
56,971	Texas Instruments, Inc.	9,198,538

		357,306,741

Software – 20.9%
21,829	Docusign, Inc.*	1,596,573
30,531	Dynatrace, Inc.*	1,543,953
199,874	Fortinet, Inc.*	17,275,110
14,597	HubSpot, Inc.*	7,180,556
21,066	Intuit, Inc.	14,062,608
393,627	Microsoft Corp.	203,823,997
142,057	Oracle Corp.	37,305,589
54,875	Palantir Technologies, Inc., Class A*	11,000,791
65,706	Palo Alto Networks, Inc.*	14,471,089
113,441	RingCentral, Inc., Class A*	3,416,843
71,422	Rubrik, Inc., Class A*	5,375,934
97,644	Samsara, Inc., Class A*	3,922,359
28,235	ServiceNow, Inc.*	25,955,871

		346,931,273

Specialized REITs – 0.8%
13,665	Equinix, Inc. REIT	11,560,727

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
8,786	Lamar Advertising Co., Class A REIT	$1,041,932

		12,602,659

Specialty Retail – 0.9%
8,699	Carvana Co.*	2,666,591
36,100	Chewy, Inc., Class A*	1,217,292
78,097	TJX Cos., Inc. (The)	10,944,514

		14,828,397

Technology Hardware, Storage & Peripherals – 10.5%
643,761	Apple, Inc.	174,053,662

Trading Companies & Distributors – 0.2%
19,836	FTAI Aviation Ltd.	3,429,644

TOTAL INVESTMENTS – 99.5%
(Cost $837,828,298)		$1,648,326,823

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		7,891,524

NET ASSETS – 100.0%		$1,656,218,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	8	12/19/25	$2,749,600	$ 63,443

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 97.9%

Aerospace & Defense – 3.3%
22,953	General Dynamics Corp.	$7,916,490
61,508	RTX Corp.	10,979,178

		18,895,668

Automobile Components – 0.0%
2,357	BorgWarner, Inc.	101,257

Automobiles – 0.1%
41,610	Ford Motor Co.	546,339

Banks – 6.7%
233,741	Bank of America Corp.	12,493,456
11,887	Cullen/Frost Bankers, Inc.	1,463,765
122,083	Huntington Bancshares, Inc.	1,884,962
49,742	JPMorgan Chase & Co.	15,475,731
37,003	PNC Financial Services Group, Inc. (The)	6,754,898

		38,072,812

Beverages – 1.4%
53,115	Coca-Cola Co. (The)	3,659,624
193,954	Primo Brands Corp., Class A	4,261,169

		7,920,793

Biotechnology – 2.0%
56,692	BioMarin Pharmaceutical, Inc.*	3,036,990
20,998	Moderna, Inc.*	570,306
11,571	Regeneron Pharmaceuticals, Inc.	7,541,978

		11,149,274

Broadline Retail – 1.7%
34,172	Amazon.com, Inc.*	8,345,486
11,695	Ollie’s Bargain Outlet Holdings, Inc.*	1,412,873

		9,758,359

Building Products – 1.1%
102,714	Carrier Global Corp.	6,110,456

Capital Markets – 5.8%
28,278	CME Group, Inc.	7,507,526
2,705	Coinbase Global, Inc., Class A*	929,925
15,113	Evercore, Inc., Class A	4,451,685
135,547	Franklin Resources, Inc.	3,064,718
57,501	Morgan Stanley	9,430,164
6,127	Robinhood Markets, Inc., Class A*	899,321
25,145	Stifel Financial Corp.	2,977,922
34,992	Tradeweb Markets, Inc., Class A	3,687,807

		32,949,068

Chemicals – 3.5%
161,771	Axalta Coating Systems Ltd.*	4,605,620
70,761	DuPont de Nemours, Inc.	5,777,636
12,471	Element Solutions, Inc.	333,225
22,235	Linde PLC	9,300,901

		20,017,382

Commercial Services & Supplies – 0.5%
12,835	Clean Harbors, Inc.*	2,701,896
7,858	Tetra Tech, Inc.	251,299

		2,953,195

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – 0.8%
61,638	Cisco Systems, Inc.	$4,506,354

Construction & Engineering – 0.9%
37,018	AECOM	4,973,368

Construction Materials – 0.7%
14,245	Vulcan Materials Co.	4,123,928

Consumer Finance – 2.2%
17,174	Capital One Financial Corp.	3,778,108
32,300	OneMain Holdings, Inc.	1,911,837
6,225	SoFi Technologies, Inc.*	184,758
86,582	Synchrony Financial	6,439,969

		12,314,672

Consumer Staples Distribution & Retail – 0.9%
5,488	Casey’s General Stores, Inc.	2,816,387
20,713	Walmart, Inc.	2,095,741

		4,912,128

Containers & Packaging – 0.3%
117,556	Graphic Packaging Holding Co.	1,879,720

Diversified Consumer Services – 1.2%
44,860	Bright Horizons Family
	Solutions, Inc.*	4,900,058
10,359	Grand Canyon Education, Inc.*	1,950,600

		6,850,658

Diversified Telecommunication Services – 0.1%
22,848	Iridium Communications, Inc.	437,539

Electric Utilities – 0.1%
3,629	Duke Energy Corp.	451,085

Electrical Equipment – 1.4%
35,293	AMETEK, Inc.	7,133,068
1,744	Eaton Corp. PLC	665,441

		7,798,509

Electronic Equipment, Instruments & Components – 1.1%
16,065	Coherent Corp.*	2,119,937
23,475	Keysight Technologies, Inc.*	4,294,986

		6,414,923

Energy Equipment & Services – 0.2%
90,822	NOV, Inc.	1,326,001

Entertainment – 0.0%
179	Netflix, Inc.*	200,276

Financial Services – 3.4%
39,673	Berkshire Hathaway, Inc., Class
	B*	18,945,444
5,401	WEX, Inc.*	787,898

		19,733,342

Food Products – 1.0%
114,230	Tyson Foods, Inc., Class A	5,872,564

Ground Transportation – 0.1%
26,624	Lyft, Inc., Class A*	544,727

Health Care Equipment & Supplies – 2.5%
64,983	Abbott Laboratories	8,033,198
17,860	Boston Scientific Corp.*	1,798,859

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
46,902	GE HealthCare Technologies, Inc.	$3,515,305
9,521	Medtronic PLC	863,555

		14,210,917

Health Care Providers & Services – 3.9%
7,120	Encompass Health Corp.	810,612
13,195	Labcorp Holdings, Inc.	3,351,002
19,405	Quest Diagnostics, Inc.	3,414,310
7,974	Tenet Healthcare Corp.*	1,646,551
19,413	UnitedHealth Group, Inc.	6,630,705
28,719	Universal Health Services, Inc., Class B	6,232,310

		22,085,490

Health Care REITs – 1.8%
64,455	Alexandria Real Estate Equities, Inc. REIT	3,752,570
34,162	Welltower, Inc. REIT	6,184,689

		9,937,259

Hotel & Resort REITs – 0.1%
49,805	Park Hotels & Resorts, Inc. REIT	512,493

Hotels, Restaurants & Leisure – 1.2%
56,041	Aramark	2,122,833
88,654	Carnival Corp.*	2,555,895
16,126	Norwegian Cruise Line Holdings Ltd.*	361,545
218	Royal Caribbean Cruises Ltd.	62,529
11,505	Yum! Brands, Inc.	1,590,106

		6,692,908

Household Durables – 0.8%
5,694	D.R. Horton, Inc.	848,862
29,254	PulteGroup, Inc.	3,506,677

		4,355,539

Household Products – 2.2%
82,738	Procter & Gamble Co. (The)	12,441,313

Independent Power and Renewable Electricity Producers – 0.2%
93,603	AES Corp. (The)	1,298,274

Industrial REITs – 0.6%
27,214	Prologis, Inc. REIT	3,376,985

Insurance – 3.8%
5,143	Erie Indemnity Co., Class A	1,505,047
53,690	Loews Corp.	5,345,376
34,524	Marsh & McLennan Cos., Inc.	6,150,451
5,551	MetLife, Inc.	443,081
58,964	Principal Financial Group, Inc.	4,955,335
21,978	Prudential Financial, Inc.	2,285,712
3,954	Travelers Cos., Inc. (The)	1,062,123

		21,747,125

Interactive Media & Services – 2.7%
51,940	Alphabet, Inc., Class A	14,605,009
572	Meta Platforms, Inc., Class A	370,856
1,434	Reddit, Inc., Class A*	299,634

		15,275,499

Shares	Description	Value

Common Stocks – (continued)

IT Services – 0.4%
6,838	Accenture PLC, Class A	$1,710,184
8,080	Kyndryl Holdings, Inc.*	233,674

		1,943,858

Leisure Products – 0.5%
39,672	Brunswick Corp.	2,622,716

Life Sciences Tools & Services – 0.6%
14,954	IQVIA Holdings, Inc.*	3,236,943

Machinery – 3.6%
6,146	ITT, Inc.	1,137,440
59,416	Mueller Industries, Inc.	6,290,372
12,487	Oshkosh Corp.	1,539,522
6,597	PACCAR, Inc.	649,145
9,013	Parker-Hannifin Corp.	6,965,517
11,098	Snap-on, Inc.	3,723,934

		20,305,930

Marine Transportation – 0.9%
51,868	Kirby Corp.*	5,367,301

Media – 1.8%
80,311	Fox Corp., Class A	5,192,106
13,554	Fox Corp., Class B	791,689
32,576	New York Times Co. (The), Class A	1,856,506
42,331	News Corp., Class A	1,121,772
7,971	Nexstar Media Group, Inc.	1,560,164

		10,522,237

Metals & Mining – 2.1%
140,949	Freeport-McMoRan, Inc.	5,877,574
45,594	Southern Copper Corp. (Mexico)	6,328,447

		12,206,021

Multi-Utilities – 0.9%
61,331	Public Service Enterprise Group, Inc.	4,940,825

Oil, Gas & Consumable Fuels – 3.3%
37,759	Antero Resources Corp.*	1,167,131
74,081	Chevron Corp.	11,684,055
22,814	ConocoPhillips	2,027,252
33,240	Exxon Mobil Corp.	3,801,326

		18,679,764

Passenger Airlines – 1.6%
10,031	Alaska Air Group, Inc.*	418,594
75,912	Delta Air Lines, Inc.	4,355,830
146,724	Southwest Airlines Co.	4,445,737

		9,220,161

Personal Care Products – 0.1%
5,903	elf Beauty, Inc.*	720,992

Pharmaceuticals – 3.2%
150,066	Bristol-Myers Squibb Co.	6,913,541
58,783	Johnson & Johnson	11,102,345

		18,015,886

Professional Services – 2.4%
23,444	Amentum Holdings, Inc.*	525,380

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
10,476	CACI International, Inc., Class A*	$5,890,131
5,160	Equifax, Inc.	1,089,276
23,285	Parsons Corp.*	1,935,915
45,796	SS&C Technologies Holdings, Inc.	3,888,996

		13,329,698

Real Estate Management & Development – 0.3%
22,340	Zillow Group, Inc., Class C*	1,675,053

Residential REITs – 0.6%
36,079	Camden Property Trust REIT	3,589,139

Semiconductors & Semiconductor Equipment – 4.5%
16,313	Broadcom, Inc.	6,029,774
34,709	Microchip Technology, Inc.	2,166,536
36,925	Micron Technology, Inc.	8,262,707
12,348	NVIDIA Corp.	2,500,347
41,574	Texas Instruments, Inc.	6,712,538

		25,671,902

Software – 2.6%
68,433	Dolby Laboratories, Inc., Class A	4,538,477
11,037	Microsoft Corp.	5,715,069
10,618	Oracle Corp.	2,788,393
911	ServiceNow, Inc.*	837,464
3,918	Strategy, Inc.*	1,055,940

		14,935,343

Specialized REITs – 3.1%
8,005	Digital Realty Trust, Inc. REIT	1,364,132
8,883	Equinix, Inc. REIT	7,515,107
10,181	Public Storage REIT	2,836,019
7,654	SBA Communications Corp. REIT	1,465,588
211,321	Weyerhaeuser Co. REIT	4,860,383

		18,041,229

Specialty Retail – 1.3%
244	AutoZone, Inc.*	896,561
823	Carvana Co.*	252,282
5,735	Five Below, Inc.*	901,943
3,716	GameStop Corp., Class A*	82,830
5,625	Lithia Motors, Inc.	1,766,700
25,485	TJX Cos., Inc. (The)	3,571,468

		7,471,784

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 0.2%
36,384	HP, Inc.	$1,006,745

Textiles, Apparel & Luxury Goods – 0.2%
2,944	Birkenstock Holding PLC (Germany)*	117,495
3,520	Ralph Lauren Corp.	1,125,203

		1,242,698

Tobacco – 1.7%
68,861	Philip Morris International, Inc.	9,938,708

Trading Companies & Distributors – 0.1%
2,376	Ferguson Enterprises, Inc.	590,436

Water Utilities – 0.4%
65,384	Essential Utilities, Inc.	2,551,938

Wireless Telecommunication Services – 1.2%
33,504	T-Mobile US, Inc.	7,037,515

TOTAL COMMON STOCKS
(Cost $509,072,674)		557,613,021

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,291,221	3.956%	2,291,221
(Cost $2,291,221)

TOTAL INVESTMENTS – 98.3%
(Cost $511,363,895)		$559,904,242

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		9,452,219

NET ASSETS – 100.0%		$569,356,461

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	30	12/19/25	$10,311,000	$ 287,769

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 97.9%

Aerospace & Defense – 1.5%
130,206	Archer Aviation, Inc., Class A*	$1,460,911
3,592	Byrna Technologies, Inc.*	72,738
33,731	Mercury Systems, Inc.*	2,611,117
17,964	Moog, Inc., Class A	3,679,925

		7,824,691

Automobile Components – 1.5%
95,545	Adient PLC*	2,215,688
166,685	American Axle & Manufacturing Holdings, Inc.*	1,033,447
6,855	Fox Factory Holding Corp.*	151,564
3,021	Gentherm, Inc.*	111,173
21,376	LCI Industries	2,212,202
4,553	Motorcar Parts of America, Inc.*	77,674
3,080	Patrick Industries, Inc.	321,460
223,322	Solid Power, Inc.*	1,402,462

		7,525,670

Banks – 8.0%
2,123	Amalgamated Financial Corp.	57,873
33,109	Ameris Bancorp	2,371,267
82,094	Associated Banc-Corp.	2,033,468
10,235	BancFirst Corp.	1,114,182
20,812	Bank of Hawaii Corp.	1,351,323
265,446	Capitol Federal Financial, Inc.	1,603,294
3,663	Cathay General Bancorp	166,483
7,125	Central Pacific Financial Corp.	203,134
692	City Holding Co.	81,573
22,164	Community Trust Bancorp, Inc.	1,134,686
59,036	Dime Community Bancshares, Inc.	1,549,695
4,516	FB Financial Corp.	243,909
6,945	First Bancorp, Inc. (The)	172,167
70,810	First Financial Bancorp	1,657,662
44,719	First Financial Bankshares, Inc.	1,381,370
4,722	First Internet Bancorp	83,768
9,021	First Merchants Corp.	320,065
17,290	Flushing Financial Corp.	236,354
19,244	Glacier Bancorp, Inc.	786,117
34,599	Hancock Whitney Corp.	1,975,949
37,818	Hanmi Financial Corp.	998,395
23,239	Heritage Commerce Corp.	241,686
3,612	Home Bancorp, Inc.	191,978
2,460	HomeTrust Bancshares, Inc.	96,703
2,454	Independent Bank Corp.	74,160
27,730	International Bancshares Corp.	1,840,717
16,824	Kearny Financial Corp.	107,505
23,481	Live Oak Bancshares, Inc.	731,198
10,135	National Bank Holdings Corp., Class A	361,414
18,159	Northeast Community Bancorp, Inc.	356,643
14,323	Northrim BanCorp, Inc.	314,820
9,604	Origin Bancorp, Inc.	332,875
3,151	Park National Corp.	479,551
22,687	PCB Bancorp	478,015
55,068	Provident Financial Services, Inc.	1,007,194
3,242	Red River Bancshares, Inc.	214,167

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
19,643	Seacoast Banking Corp. of Florida	$595,183
25,343	ServisFirst Bancshares, Inc.	1,780,853
2,970	Sierra Bancorp	85,477
1,774	SmartFinancial, Inc.	62,037
1,605	Southern First Bancshares, Inc.*	70,363
28,092	Southside Bancshares, Inc.	789,947
26,740	Texas Capital Bancshares, Inc.*	2,241,882
4,325	Timberland Bancorp, Inc.	138,919
3,619	TriCo Bancshares	160,068
40,798	TrustCo Bank Corp.	1,538,493
45,425	Trustmark Corp.	1,690,718
11,809	UMB Financial Corp.	1,262,146
23,793	United Bankshares, Inc.	851,551
49,870	United Community Banks, Inc.	1,456,204
8,634	Univest Financial Corp.	253,494
13,241	Washington Trust Bancorp, Inc.	360,685
62,621	WesBanco, Inc.	1,884,892
9,270	Westamerica BanCorp	441,715

		42,015,987

Biotechnology – 6.7%
53,942	ACADIA Pharmaceuticals, Inc.*	1,224,483
254,090	Allogene Therapeutics, Inc.*	315,072
215,394	Amicus Therapeutics, Inc.*	1,945,008
248,078	Annexon, Inc.*	783,926
6,973	Apogee Therapeutics, Inc.*	394,602
3,345	Arcellx, Inc.*	301,886
44,978	Arcturus Therapeutics Holdings, Inc.*	448,431
5,027	Arcus Biosciences, Inc.*	99,132
21,114	Arcutis Biotherapeutics, Inc.*	534,395
22,708	Ardelyx, Inc.*	137,610
53,422	Aurinia Pharmaceuticals, Inc. (Canada)*	703,568
79,380	BioCryst Pharmaceuticals, Inc.*	581,062
4,983	Bridgebio Pharma, Inc.*	312,135
26,071	Celldex Therapeutics, Inc.*	696,878
1,000	Cidara Therapeutics, Inc.*	109,240
42,961	Cogent Biosciences, Inc.*	700,264
11,261	CRISPR Therapeutics AG (Switzerland)*	720,591
52,212	Cullinan Therapeutics, Inc.*	452,156
138,353	Denali Therapeutics, Inc.*	2,252,387
50,627	Design Therapeutics, Inc.*	339,201
53,922	Dyne Therapeutics, Inc.*	1,217,559
26,335	Enanta Pharmaceuticals, Inc.*	288,632
112,524	Erasca, Inc.*	272,308
93,920	Heron Therapeutics, Inc.*	108,947
13,334	Janux Therapeutics, Inc.*	382,819
87,110	Keros Therapeutics, Inc.*	1,325,814
26,041	Kodiak Sciences, Inc.*	471,993
1,414	Krystal Biotech, Inc.*	279,279
26,984	Kymera Therapeutics, Inc.*	1,668,691
92,934	Larimar Therapeutics, Inc.*	361,513
20,056	Lexeo Therapeutics, Inc.*	200,761
4,002	Madrigal Pharmaceuticals, Inc.*	1,676,438
4,539	Mirum Pharmaceuticals, Inc.*	329,758
119,417	Myriad Genetics, Inc.*	960,113

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
58,207	Nurix Therapeutics, Inc.*	$753,199
7,259	Nuvalent, Inc., Class A*	720,964
4,324	Olema Pharmaceuticals, Inc.*	38,786
4,516	Praxis Precision Medicines, Inc.*	897,600
2,194	Protagonist Therapeutics, Inc.*	172,492
12,764	Prothena Corp. PLC (Ireland)*	137,213
800	Puma Biotechnology, Inc.*	4,080
22,610	Recursion Pharmaceuticals, Inc., Class A*(a)	124,807
111,318	Relay Therapeutics, Inc.*	794,811
4,284	Rhythm Pharmaceuticals, Inc.*	487,348
44,000	Rigel Pharmaceuticals, Inc.*	1,389,520
8,607	Solid Biosciences, Inc.*	46,392
17,190	Spyre Therapeutics, Inc.*	420,467
50,765	TG Therapeutics, Inc.*	1,765,607
32,978	Twist Bioscience Corp.*	1,084,646
34,512	Vera Therapeutics, Inc.*	982,212
39,597	Veracyte, Inc.*	1,428,660
34,964	Viridian Therapeutics, Inc.*	826,199

		34,671,655

Broadline Retail – 0.0%
3,513	Kohl’s Corp.	57,157

Building Products – 0.5%
33,433	Griffon Corp.	2,474,376
5,034	Tecnoglass, Inc.	300,178

		2,774,554

Capital Markets – 1.6%
3,029	Acadian Asset Management, Inc.	145,695
79,935	BGC Group, Inc., Class A	730,606
73,811	DigitalBridge Group, Inc.	873,184
7,978	Moelis & Co., Class A	505,247
6,107	Piper Sandler Cos.	1,949,721
49,222	Victory Capital Holdings, Inc., Class A	3,065,054
953	Virtus Investment Partners, Inc.	155,167
61,443	WisdomTree, Inc.	734,858

		8,159,532

Chemicals – 1.3%
30,718	Aspen Aerogels, Inc.*	250,045
6,158	Avient Corp.	197,487
40,119	Innospec, Inc.	2,951,956
2,274	Intrepid Potash, Inc.*	60,557
35,851	Minerals Technologies, Inc.	2,034,544
9,926	Perimeter Solutions, Inc.*	233,360
24,102	PureCycle Technologies, Inc.*(a)	279,101
19,031	Stepan Co.	824,994

		6,832,044

Commercial Services & Supplies – 1.1%
11,383	Deluxe Corp.	206,146
18,513	Ennis, Inc.	303,613
99,206	Healthcare Services Group, Inc.*	1,772,811
15,199	HNI Corp.	621,943
3,571	Interface, Inc.	88,918
100,622	Montrose Environmental Group, Inc.*	2,604,098

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
5,474	Pitney Bowes, Inc.	$54,083

		5,651,612

Communications Equipment – 0.6%
20,701	Applied Optoelectronics, Inc.*	736,128
9,886	Calix, Inc.*	676,400
103,793	CommScope Holding Co., Inc.*	1,795,619

		3,208,147

Construction & Engineering – 3.4%
5,676	Arcosa, Inc.	578,952
6,742	Argan, Inc.	2,064,468
54,456	Centuri Holdings, Inc.*	1,099,467
7,122	Construction Partners, Inc., Class A*	814,401
6,696	Dycom Industries, Inc.*	1,927,042
2,941	Fluor Corp.*	143,432
16,103	Granite Construction, Inc.	1,657,160
2,227	Limbach Holdings, Inc.*	210,407
22,795	Matrix Service Co.*	342,381
8,612	MYR Group, Inc.*	1,874,832
29,716	Primoris Services Corp.	4,205,408
38,692	Tutor Perini Corp.*	2,606,293

		17,524,243

Construction Materials – 0.5%
2,387	Knife River Corp.*	144,318
23,041	United States Lime & Minerals, Inc.	2,700,866

		2,845,184

Consumer Finance – 1.7%
5,826	Dave, Inc.*	1,394,278
54,360	Encore Capital Group, Inc.*	2,260,289
16,048	Enova International, Inc.*	1,918,859
1,450	LendingTree, Inc.*	92,800
2,980	Medallion Financial Corp.	29,293
16,025	Oportun Financial Corp.*	85,413
74,153	OppFi, Inc.	722,992
22,771	PROG Holdings, Inc.	658,765
18,743	Regional Management Corp.	737,537
22,199	Upstart Holdings, Inc.*	1,054,897

		8,955,123

Consumer Staples Distribution & Retail – 0.6%
47,667	Chefs’ Warehouse, Inc. (The)*	2,812,353
25,692	Grocery Outlet Holding Corp.*	349,668

		3,162,021

Distributors – 0.1%
15,831	GigaCloud Technology, Inc., Class A*	442,951

Diversified Consumer Services – 2.5%
15,829	Adtalem Global Education, Inc.*	1,551,559
23,576	American Public Education, Inc.*	789,560
120,597	Coursera, Inc.*	1,015,427
221,766	European Wax Center, Inc., Class A*	864,887
17,319	Frontdoor, Inc.*	1,150,501

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
1,084	Graham Holdings Co., Class B	$1,097,149
112,059	Laureate Education, Inc.*	3,253,073
29,749	McGraw Hill, Inc.*	331,999
52,773	Perdoceo Education Corp.	1,676,070
2,788	Stride, Inc.*	189,695
35,416	Universal Technical Institute, Inc.*	1,052,564

		12,972,484

Diversified REITs – 0.3%
13,208	Alexander & Baldwin, Inc. REIT	210,932
34,494	American Assets Trust, Inc. REIT	659,180
96,364	Armada Hoffler Properties, Inc. REIT	630,221
10,445	Essential Properties Realty Trust, Inc. REIT	312,097

		1,812,430

Diversified Telecommunication Services – 0.2%
2,350	ATN International, Inc.	34,145
60,354	Bandwidth, Inc., Class A*	974,717
13,645	Liberty Latin America Ltd., Class A (Puerto Rico)*	106,431

		1,115,293

Electric Utilities – 0.4%
16,668	Oklo, Inc.*	2,213,010

Electrical Equipment – 3.3%
40,672	American Superconductor Corp.*	2,409,003
47,022	Amprius Technologies, Inc.*	662,540
45,982	Bloom Energy Corp., Class A*	6,076,981
6,862	Enovix Corp.*(a)	82,275
30,845	Eos Energy Enterprises, Inc.*(a)	494,445
31,839	NEXTracker, Inc., Class A*	3,222,744
23,783	NuScale Power Corp.*	1,067,143
135,938	Plug Power, Inc.*	365,673
38,555	Thermon Group Holdings, Inc.*	1,107,685
16,809	Vicor Corp.*	1,525,081

		17,013,570

Electronic Equipment, Instruments & Components – 3.4%
13,120	908 Devices, Inc.*	104,697
5,900	Fabrinet (Thailand)*	2,599,363
132,606	Knowles Corp.*	3,130,828
795	Novanta, Inc.*	100,973
2,435	OSI Systems, Inc.*	678,050
12,649	Ouster, Inc.*	421,971
6,736	Richardson Electronics Ltd.	72,614
22,023	Sanmina Corp.*	3,018,252
71,683	TTM Technologies, Inc.*	4,817,098
158,148	Vishay Intertechnology, Inc.	2,685,353

		17,629,199

Energy Equipment & Services – 2.0%
229,295	Borr Drilling Ltd. (Mexico)*	710,814
38,235	Core Laboratories, Inc.	609,466
86,394	Expro Group Holdings NV*	1,173,231

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
88,883	Helix Energy Solutions Group, Inc.*	$597,294
28,634	Noble Corp. PLC	840,408
119,446	Oceaneering International, Inc.*	2,781,897
17,161	Oil States International, Inc.*	102,451
168,788	Patterson-UTI Energy, Inc.	1,058,301
6,473	ProFrac Holding Corp., Class A*	35,407
68,204	Seadrill Ltd. (Norway)*	2,152,518
25,126	TETRA Technologies, Inc.*	177,390
78,630	Transocean Ltd.*	301,939

		10,541,116

Entertainment – 0.5%
111,957	AMC Entertainment Holdings, Inc., Class A*	289,969
26,926	Cinemark Holdings, Inc.	727,271
13,277	CuriosityStream, Inc.	57,622
1,826	IMAX Corp.*	59,327
27,007	Madison Square Garden Entertainment Corp.*	1,192,629
62,666	Playtika Holding Corp.	229,984
4,588	Starz Entertainment Corp.*	48,220

		2,605,022

Financial Services – 2.2%
4,852	Alerus Financial Corp.	102,474
66,958	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,879,864
81,711	Burford Capital Ltd.	813,024
91,516	Marqeta, Inc., Class A*	414,568
69,634	NCR Atleos Corp.*	2,569,495
122,046	Payoneer Global, Inc.*	706,646
25,525	Paysign, Inc.*	131,837
33,588	Remitly Global, Inc.*	538,752
3,588	Sezzle, Inc.*	235,193
9,751	Velocity Financial, Inc.*	181,564
29,909	Walker & Dunlop, Inc.	2,390,327

		10,963,744

Food Products – 0.6%
122,427	BRC, Inc., Class A*	155,482
28,953	Cal-Maine Foods, Inc.	2,542,074
84,154	SunOpta, Inc. (Canada)*	439,284

		3,136,840

Gas Utilities – 0.7%
17,981	New Jersey Resources Corp.	796,558
34,342	ONE Gas, Inc.	2,753,885

		3,550,443

Ground Transportation – 0.1%
128,062	FTAI Infrastructure, Inc.	683,851

Health Care Equipment & Supplies – 3.5%
43,337	Accuray, Inc.*	61,105
72,395	AtriCure, Inc.*	2,501,247
211,071	Cerus Corp.*	310,274
53,844	Delcath Systems, Inc.*	529,287
48,800	Embecta Corp.	650,992
24,207	Glaukos Corp.*	2,131,911

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
20,944	Haemonetics Corp.*	$1,047,409
67,514	Inogen, Inc.*	556,315
23,743	Integer Holdings Corp.*	1,533,086
22,955	iRadimed Corp.	1,763,174
7,254	iRhythm Technologies, Inc.*	1,358,674
4,612	LeMaitre Vascular, Inc.	399,445
31,922	PROCEPT BioRobotics Corp.*	1,086,306
17,213	QuidelOrtho Corp.*	464,579
47,451	RxSight, Inc.*	417,094
30,483	SI-BONE, Inc.*	452,063
22,473	TransMedics Group, Inc.*	2,956,098

		18,219,059

Health Care Providers & Services – 3.3%
3,184	Addus HomeCare Corp.*	372,178
232,036	agilon health, Inc.*	184,817
41,548	Community Health Systems, Inc.*	161,206
6,094	CorVel Corp.*	450,651
91,743	Enhabit, Inc.*	745,871
4,301	Fulgent Genetics, Inc.*	96,557
8,520	GeneDx Holdings Corp.*	1,166,473
33,241	Guardant Health, Inc.*	3,092,078
27,206	HealthEquity, Inc.*	2,573,143
61,024	Hims & Hers Health, Inc.*	2,774,151
43,839	Joint Corp. (The)*	345,890
265,225	LifeStance Health Group, Inc.*	1,299,602
59,192	Nano-X Imaging Ltd. (Israel)*(a)	214,867
95,580	OPKO Health, Inc.*	129,989
47,005	Pennant Group, Inc. (The)*	1,162,434
47,876	Privia Health Group, Inc.*	1,163,387
29,114	Talkspace, Inc.*	94,038
205,333	Viemed Healthcare, Inc.*	1,326,451

		17,353,783

Health Care REITs – 0.1%
18,753	Global Medical REIT, Inc. REIT	575,717

Health Care Technology – 0.1%
4,854	LifeMD, Inc.*	28,687
30,810	Phreesia, Inc.*	697,539

		726,226

Hotel & Resort REITs – 1.4%
231,359	Apple Hospitality REIT, Inc. REIT	2,588,907
182,012	Chatham Lodging Trust REIT	1,164,877
263,972	RLJ Lodging Trust REIT	1,795,010
101,715	Service Properties Trust REIT	217,670
166,705	Xenia Hotels & Resorts, Inc. REIT	2,050,471

		7,816,935

Hotels, Restaurants & Leisure – 1.6%
91,455	Brightstar Lottery PLC	1,523,640
30,862	Hilton Grand Vacations, Inc.*	1,279,230
45,197	Lindblad Expeditions Holdings, Inc.*	545,076
7,528	Marriott Vacations Worldwide Corp.	496,697
2,047	Monarch Casino & Resort, Inc.	184,373

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
20,895	RCI Hospitality Holdings, Inc.	$520,495
54,133	Red Rock Resorts, Inc., Class A	2,885,830
4,258	Shake Shack, Inc., Class A*	410,940
29,185	Super Group SGHC Ltd. (Guernsey)	315,198

		8,161,479

Household Durables – 1.0%
31,778	Century Communities, Inc.	1,887,613
9,489	Champion Homes, Inc.*	647,435
6,099	Dream Finders Homes, Inc., Class A*	120,760
31,844	Ethan Allen Interiors, Inc.	769,670
5,608	Green Brick Partners, Inc.*	363,062
20,766	LGI Homes, Inc.*	847,460
401	M/I Homes, Inc.*	50,201
8,568	Meritage Homes Corp.	578,854

		5,265,055

Household Products – 0.6%
124,023	Energizer Holdings, Inc.	2,881,054

Independent Power and Renewable Electricity Producers – 0.6%
30,063	Ormat Technologies, Inc.	3,197,801

Industrial REITs – 0.6%
314,405	LXP Industrial Trust REIT	2,983,703

Insurance – 1.8%
40,842	Ambac Financial Group, Inc.*	335,313
46,550	AMERISAFE, Inc.	1,865,724
9,664	Bowhead Specialty Holdings, Inc.*	231,550
4,169	HCI Group, Inc.	850,518
918	Lemonade, Inc.*	55,153
73,720	Oscar Health, Inc., Class A*	1,326,960
4,707	Selective Insurance Group, Inc.	354,625
39,156	Stewart Information Services Corp.	2,673,180
55,659	Universal Insurance Holdings, Inc.	1,715,410

		9,408,433

Interactive Media & Services – 0.3%
103,091	QuinStreet, Inc.*	1,524,716

IT Services – 0.6%
31,196	Applied Digital Corp.*	1,081,253
23,062	BigBear.ai Holdings, Inc.*	159,589
16,792	DigitalOcean Holdings, Inc.*	682,763
97,842	Fastly, Inc., Class A*	811,110
24,871	TSS, Inc.*(a)	503,886

		3,238,601

Leisure Products – 0.8%
8,805	JAKKS Pacific, Inc.	149,685
66,329	MasterCraft Boat Holdings, Inc.*	1,330,560
280,125	Peloton Interactive, Inc., Class A*	2,033,707
78,656	Smith & Wesson Brands, Inc.	753,918

		4,267,870

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – 1.1%
144,405	10X Genomics, Inc., Class A*	$1,969,684
150,859	Adaptive Biotechnologies Corp.*	2,618,912
9,362	CryoPort, Inc.*	86,505
185,902	Cytek Biosciences, Inc.*	725,018
29,928	Niagen Bioscience, Inc.*	225,657

		5,625,776

Machinery – 2.6%
6,771	Aebi Schmidt Holding AG (Switzerland)	75,497
35,297	Atmus Filtration Technologies, Inc.	1,605,308
6,937	Chart Industries, Inc.*	1,384,764
7,694	ESCO Technologies, Inc.	1,688,602
15,395	Federal Signal Corp.	1,817,072
11,938	Helios Technologies, Inc.	660,888
7,172	Hillman Solutions Corp.*	66,126
1,711	Kadant, Inc.	473,365
4,372	Kennametal, Inc.	95,965
13,853	Manitowoc Co., Inc. (The)*	140,885
38,691	Microvast Holdings, Inc.*(a)	210,866
35,951	Miller Industries, Inc.	1,443,073
8,250	Omega Flex, Inc.	228,113
27,166	Palladyne AI Corp.*(a)	227,379
11,552	Proto Labs, Inc.*	574,828
32,823	REV Group, Inc.	1,682,835
3,235	Standex International Corp.	754,499
5,396	Tennant Co.	431,680
6,460	Wabash National Corp.	51,809

		13,613,554

Marine Transportation – 0.7%
80,648	Costamare, Inc. (Monaco)	985,519
10,152	Matson, Inc.	1,024,844
24,062	Pangaea Logistics Solutions Ltd.	119,107
322,135	Safe Bulkers, Inc. (Monaco)	1,510,813

		3,640,283

Media – 0.6%
40,341	AMC Networks, Inc., Class A*	305,785
9,517	Cable One, Inc.	1,413,750
20,049	Entravision Communications Corp., Class A	41,501
80,416	EW Scripps Co. (The), Class A*	195,411
41,230	Gannett Co., Inc.*	218,519
228,831	Gray Media, Inc.	1,045,758

		3,220,724

Metals & Mining – 2.4%
158,541	Coeur Mining, Inc.*	2,722,149
326,563	Hecla Mining Co.	4,202,866
327,628	Novagold Resources, Inc. (Canada)*	2,716,036
8,991	Olympic Steel, Inc.	332,667
89,877	SSR Mining, Inc. (Canada)*	2,027,625
45,721	U.S. Gold Corp.*	700,446

		12,701,789

Mortgage Real Estate Investment Trusts (REITs) – 0.6%
80,158	BrightSpire Capital, Inc. REIT	413,615

Shares	Description	Value

Common Stocks – (continued)

Mortgage Real Estate Investment Trusts (REITs) – (continued)
72,915	Invesco Mortgage Capital, Inc. REIT	$549,050
72,291	Ladder Capital Corp. REIT	764,116
5,228	Nexpoint Real Estate Finance, Inc. REIT	68,173
49,102	Orchid Island Capital, Inc. REIT	355,007
103,961	TPG RE Finance Trust, Inc. REIT	899,263

		3,049,224

Multi-Utilities – 0.7%
53,873	Black Hills Corp.	3,417,164

Office REITs – 0.6%
23,228	Brandywine Realty Trust REIT	79,672
233,532	Douglas Emmett, Inc. REIT	3,021,904

		3,101,576

Oil, Gas & Consumable Fuels – 2.0%
381	Centrus Energy Corp., Class A*	140,002
132,631	Clean Energy Fuels Corp.*	379,325
1,788	Core Natural Resources, Inc.	141,252
45,138	DHT Holdings, Inc.	599,433
75,020	Diversified Energy Co. PLC	949,003
25,073	Energy Fuels, Inc.*(a)	514,247
35,831	Golar LNG Ltd. (Cameroon)	1,470,862
47,447	Magnolia Oil & Gas Corp., Class A	1,065,659
397,013	Nordic American Tankers Ltd.	1,461,008
7,043	PBF Energy, Inc., Class A	240,659
21,804	Peabody Energy Corp.	597,866
5,262	REX American Resources Corp.*	168,542
18,969	Sable Offshore Corp.*	198,416
59,053	SFL Corp. Ltd. (Norway)	440,535
15,130	SM Energy Co.	316,066
119,745	Uranium Energy Corp.*	1,811,742

		10,494,617

Passenger Airlines – 1.6%
16,493	Allegiant Travel Co.*	1,025,535
582,211	JetBlue Airways Corp.*	2,445,286
69,873	Joby Aviation, Inc.*	1,211,598
32,574	SkyWest, Inc.*	3,273,035
27,908	Sun Country Airlines Holdings, Inc.*	342,710

		8,298,164

Personal Care Products – 0.2%
120,324	Herbalife Ltd.*	962,592

Pharmaceuticals – 2.0%
19,017	Aclaris Therapeutics, Inc.*	47,923
198,321	Amneal Pharmaceuticals, Inc.*	2,145,833
7,934	Axsome Therapeutics, Inc.*	1,071,011
24,190	Collegium Pharmaceutical, Inc.*	870,840
16,987	Crinetics Pharmaceuticals, Inc.*	738,935
15,836	Edgewise Therapeutics, Inc.*	289,482
30,845	EyePoint Pharmaceuticals, Inc.*	403,761
22,447	Harmony Biosciences Holdings, Inc.*	641,311
2,048	Ligand Pharmaceuticals, Inc.*	391,803

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
29,141	Prestige Consumer Healthcare, Inc.*	$1,765,944
52,183	SIGA Technologies, Inc.	432,075
30,113	Supernus Pharmaceuticals, Inc.*	1,660,130
34,966	Terns Pharmaceuticals, Inc.*	288,819

		10,747,867

Professional Services – 2.5%
937,438	Alight, Inc., Class A	2,699,821
117,518	Conduent, Inc.*	279,693
1,707	ICF International, Inc.	137,038
12,593	Innodata, Inc.*	939,564
187,770	Legalzoom.com, Inc.*	1,872,067
72,060	Planet Labs PBC*	969,207
119,394	Upwork, Inc.*	1,903,140
140,239	Verra Mobility Corp.*	3,254,947
7,801	Willdan Group, Inc.*	737,273

		12,792,750

Real Estate Management & Development – 0.4%
176,900	Compass, Inc., Class A*	1,363,899
69,468	Douglas Elliman, Inc.*	171,586
1,972	Forestar Group, Inc.*	51,292
6,886	FRP Holdings, Inc.*	163,198
78,101	Kennedy-Wilson Holdings, Inc.	590,444

		2,340,419

Residential REITs – 0.9%
87,239	NexPoint Residential Trust, Inc. REIT	2,675,620
99,291	UMH Properties, Inc. REIT	1,443,691
42,254	Veris Residential, Inc. REIT	606,767

		4,726,078

Retail REITs – 1.9%
15,942	Acadia Realty Trust REIT	304,014
40,772	CBL & Associates Properties, Inc. REIT	1,205,628
81,633	Kite Realty Group Trust REIT	1,807,355
17,484	Macerich Co. (The) REIT	299,851
63,854	Phillips Edison & Co., Inc. REIT	2,160,819
12,373	Tanger, Inc. REIT	402,865
158,225	Urban Edge Properties REIT	3,042,667
4,476	Whitestone REIT	56,129

		9,279,328

Semiconductors & Semiconductor Equipment – 4.3%
11,521	ACM Research, Inc., Class A*	477,661
17,475	Alpha & Omega Semiconductor Ltd.*	490,348
27,684	Ambarella, Inc.*	2,359,507
4,623	Axcelis Technologies, Inc.*	367,806
27,819	Credo Technology Group Holding Ltd.*	5,219,401
47,605	Diodes, Inc.*	2,540,203
2,563	Kulicke & Soffa Industries, Inc. (Singapore)	102,341
131,512	MaxLinear, Inc.*	1,992,407
53,549	Rigetti Computing, Inc.*	2,370,614
28,260	Semtech Corp.*	1,917,724
25,466	Silicon Laboratories, Inc.*	3,338,083

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
3,997	SiTime Corp.*	$1,157,691
3,855	Ultra Clean Holdings, Inc.*	105,665

		22,439,451

Software – 4.6%
45,922	Arteris, Inc.*	624,998
44,969	C3.ai, Inc., Class A*	790,555
33,503	Cerence, Inc.*	359,487
66,134	Cleanspark, Inc.*	1,177,185
16,588	Commvault Systems, Inc.*	2,309,381
31,797	Consensus Cloud Solutions, Inc.*	932,288
25,248	Core Scientific, Inc.*	543,842
56,745	D-Wave Quantum, Inc. (Canada)*	2,102,970
34,691	Five9, Inc.*	842,298
14,005	Hut 8 Corp. (Canada)*	709,493
19,496	Intapp, Inc.*	748,257
6,001	InterDigital, Inc.	2,172,122
81,005	MARA Holdings, Inc.*	1,479,961
4,872	Ooma, Inc.*	54,713
5,100	Pagaya Technologies Ltd., Class A*	137,139
5,247	PagerDuty, Inc.*	84,267
49,090	Porch Group, Inc.*	738,805
17,215	Q2 Holdings, Inc.*	1,063,198
3,909	Red Violet, Inc.	209,640
65,336	Riot Platforms, Inc.*	1,292,346
54,104	SoundHound AI, Inc., Class A*(a)	953,313
69,117	Terawulf, Inc.*	1,071,314
28,083	Varonis Systems, Inc.*	989,364
154,012	Zeta Global Holdings Corp., Class A*	2,770,676

		24,157,612

Specialty Retail – 2.8%
5,609	Abercrombie & Fitch Co., Class A*	406,933
61,606	American Eagle Outfitters, Inc.	1,029,436
15,629	Boot Barn Holdings, Inc.*	2,964,040
26,622	Buckle, Inc. (The)	1,458,886
7,809	Citi Trends, Inc.*	279,718
69,254	EVgo, Inc.*	284,634
62,448	Haverty Furniture Cos., Inc.	1,361,991
60,424	Revolve Group, Inc.*	1,336,579
20,396	Shoe Carnival, Inc.	373,859
16,333	Sonic Automotive, Inc., Class A	1,037,635
118,819	Stitch Fix, Inc., Class A*	497,852
3,688	Urban Outfitters, Inc.*	238,282
88,028	Warby Parker, Inc., Class A*	1,724,469
1,891	Winmark Corp.	762,394
58,799	Zumiez, Inc.*	1,272,998

		15,029,706

Technology Hardware, Storage & Peripherals – 0.9%
31,134	Corsair Gaming, Inc.*	253,742
59,873	IonQ, Inc.*	3,734,878
29,496	Quantum Computing, Inc.*	492,878

		4,481,498

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – 1.5%
24,951	G-III Apparel Group Ltd.*	$669,934
43,607	Kontoor Brands, Inc.	3,528,679
71,336	Movado Group, Inc.	1,299,029
62,320	Steven Madden Ltd.	2,113,271

		7,610,913

Tobacco – 0.0%
2,722	Turning Point Brands, Inc.	244,708

Trading Companies & Distributors – 1.0%
38,450	Custom Truck One Source, Inc.*	226,471
193,366	DNOW, Inc.*	2,842,480
478	DXP Enterprises, Inc.*	57,193
5,526	GATX Corp.	866,753
18,877	Xometry, Inc., Class A*	919,121

		4,912,018

Water Utilities – 0.3%
15,504	American States Water Co.	1,105,590
9,660	Middlesex Water Co.	555,160

		1,660,750

Wireless Telecommunication Services – 0.1%
36,118	Spok Holdings, Inc.	516,126

TOTAL COMMON STOCKS (Cost $448,633,978)		510,572,692

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,766,768	3.956%	$2,766,768
(Cost $2,766,768)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $451,400,746)		513,339,460

Securities Lending Reinvestment Vehicle – 0.6%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,990,120	3.956%	2,990,120
(Cost $2,990,120)

TOTAL INVESTMENTS – 99.0%
(Cost $454,390,866)		$516,329,580

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		5,238,697

NET ASSETS – 100.0%		$521,568,277

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	73	12/19/25	$9,088,135	$(12,132)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 98.0%

Aerospace & Defense – 2.4%
827	AeroVironment, Inc.*	$305,916
76,172	Archer Aviation, Inc., Class A*	854,650
5,102	Byrna Technologies, Inc.*	103,315
11,356	Kratos Defense & Security Solutions, Inc.*	1,028,854
3,507	Mercury Systems, Inc.*	271,477
7,344	Moog, Inc., Class A	1,504,418

		4,068,630

Automobile Components – 1.1%
3,577	Adient PLC*	82,951
3,318	LCI Industries	343,380
1,543	Modine Manufacturing Co.*	236,403
5,814	Patrick Industries, Inc.	606,807
35,681	Solid Power, Inc.*	224,077
9,316	XPEL, Inc.*	317,675

		1,811,293

Banks – 1.7%
1,460	Ameris Bancorp	104,565
2,083	BancFirst Corp.	226,756
6,800	Bank of Hawaii Corp.	441,524
2,928	Dime Community Bancshares, Inc.	76,860
27,289	First Financial Bankshares, Inc.	842,957
3,992	Live Oak Bancshares, Inc.	124,311
5,032	Northrim BanCorp, Inc.	110,603
11,302	ServisFirst Bancshares, Inc.	794,192
542	Southern First Bancshares, Inc.*	23,761
2,533	Texas Capital Bancshares, Inc.*	212,367

		2,957,896

Beverages – 0.0%
482	National Beverage Corp.*	16,518

Biotechnology – 9.0%
28,477	ACADIA Pharmaceuticals, Inc.*	646,428
7,844	Alkermes PLC*	240,811
23,747	Allogene Therapeutics, Inc.*	29,446
100,531	Amicus Therapeutics, Inc.*	907,795
63,879	Annexon, Inc.*	201,858
6,219	Apogee Therapeutics, Inc.*	351,933
4,056	Arcellx, Inc.*	366,054
10,538	Arcturus Therapeutics Holdings, Inc.*	105,064
2,567	Arcus Biosciences, Inc.*	50,621
13,110	Arcutis Biotherapeutics, Inc.*	331,814
36,344	Ardelyx, Inc.*	220,245
6,963	ARS Pharmaceuticals, Inc.*	62,388
33,328	Aurinia Pharmaceuticals, Inc. (Canada)*	438,930
9,354	Beam Therapeutics, Inc.*	233,944
36,136	BioCryst Pharmaceuticals, Inc.*	264,515
4,598	Biohaven Ltd.*	79,086
11,348	Bridgebio Pharma, Inc.*	710,839
2,348	CareDx, Inc.*	35,220
23,679	Cogent Biosciences, Inc.*	385,968
12,156	Cullinan Therapeutics, Inc.*	105,271
21,711	Denali Therapeutics, Inc.*	353,455
7,758	Dyne Therapeutics, Inc.*	175,176

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
6,802	Foghorn Therapeutics, Inc.*	$29,997
3,411	Greenwich Lifesciences, Inc.*(a)	31,415
22,552	ImmunityBio, Inc.*	54,125
4,555	Immunovant, Inc.*	112,417
967	Janux Therapeutics, Inc.*	27,763
21,702	Keros Therapeutics, Inc.*	330,304
2,016	Krystal Biotech, Inc.*	398,180
14,548	Kymera Therapeutics, Inc.*	899,648
11,389	Larimar Therapeutics, Inc.*	44,303
2,387	Madrigal Pharmaceuticals, Inc.*	999,914
7,357	Mirum Pharmaceuticals, Inc.*	534,486
6,679	Myriad Genetics, Inc.*	53,699
4,014	Novavax, Inc.*	33,718
5,432	Nuvalent, Inc., Class A*	539,506
250	Praxis Precision Medicines, Inc.*	49,690
3,980	Protagonist Therapeutics, Inc.*	312,908
880	PTC Therapeutics, Inc.*	60,113
26,186	Recursion Pharmaceuticals, Inc., Class A*(a)	144,547
4,709	Rhythm Pharmaceuticals, Inc.*	535,696
16,919	Rigel Pharmaceuticals, Inc.*	534,302
4,445	Scholar Rock Holding Corp.*	131,661
8,037	Syndax Pharmaceuticals, Inc.*	110,107
27,228	TG Therapeutics, Inc.*	946,990
5,436	Travere Therapeutics, Inc.*	191,130
17,608	Twist Bioscience Corp.*	579,127
16,999	Vera Therapeutics, Inc.*	483,792
20,055	Veracyte, Inc.*	723,584
18,337	Viridian Therapeutics, Inc.*	433,303
431	Xenon Pharmaceuticals, Inc. (Canada)*	18,067

		15,641,353

Building Products – 0.7%
13,407	Griffon Corp.	992,252
3,905	Tecnoglass, Inc.	232,855

		1,225,107

Capital Markets – 2.6%
1,675	Acadian Asset Management, Inc.	80,567
61,487	BGC Group, Inc., Class A	561,991
11,211	Moelis & Co., Class A	709,993
3,504	Piper Sandler Cos.	1,118,687
18,800	Victory Capital Holdings, Inc., Class A	1,170,676
73,634	WisdomTree, Inc.	880,663

		4,522,577

Chemicals – 0.9%
4,399	Balchem Corp.	674,763
5,122	Cabot Corp.	345,632
20,751	Chemours Co. (The)	277,856
18,511	PureCycle Technologies, Inc.*(a)	214,357

		1,512,608

Commercial Services & Supplies – 0.7%
19,749	ACV Auctions, Inc., Class A*	179,123
7,370	Healthcare Services Group, Inc.*	131,702
749	HNI Corp.	30,649
5,439	Liquidity Services, Inc.*	130,210

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
24,518	Montrose Environmental Group, Inc.*	$634,526

		1,106,210

Communications Equipment – 1.1%
9,162	Applied Optoelectronics, Inc.*	325,801
8,400	Calix, Inc.*	574,728
31,975	CommScope Holding Co., Inc.*	553,167
5,880	Extreme Networks, Inc.*	111,838
20,172	Viavi Solutions, Inc.*	357,044

		1,922,578

Construction & Engineering – 4.5%
3,706	Argan, Inc.	1,134,814
27,630	Centuri Holdings, Inc.*	557,850
4,393	Construction Partners, Inc., Class A*	502,340
3,651	Dycom Industries, Inc.*	1,050,721
8,104	Granite Construction, Inc.	833,983
210	IES Holdings, Inc.*	82,295
1,380	Limbach Holdings, Inc.*	130,382
5,434	MYR Group, Inc.*	1,182,982
13,023	Primoris Services Corp.	1,843,015
1,117	Sterling Infrastructure, Inc.*	422,114
1,022	Tutor Perini Corp.*	68,842

		7,809,338

Construction Materials – 0.7%
4,449	Knife River Corp.*	268,987
8,674	United States Lime & Minerals, Inc.	1,016,766

		1,285,753

Consumer Finance – 1.6%
2,441	Dave, Inc.*	584,180
1,165	Encore Capital Group, Inc.*	48,441
8,764	Enova International, Inc.*	1,047,911
357	FirstCash Holdings, Inc.	56,584
1,789	LendingTree, Inc.*	114,496
29,442	OppFi, Inc.	287,060
1,080	Regional Management Corp.	42,498
12,216	Upstart Holdings, Inc.*	580,504

		2,761,674

Consumer Staples Distribution & Retail – 0.7%
19,152	Chefs’ Warehouse, Inc. (The)*	1,129,968

Diversified Consumer Services – 2.8%
7,224	Adtalem Global Education, Inc.*	708,096
10,730	American Public Education, Inc.*	359,348
54,568	Coursera, Inc.*	459,462
126,414	European Wax Center, Inc., Class A*	493,015
12,867	Frontdoor, Inc.*	854,755
25,328	Laureate Education, Inc.*	735,272
11,379	McGraw Hill, Inc.*	126,990
5,184	OneSpaWorld Holdings Ltd. (Bahamas)	120,632
4,193	Stride, Inc.*	285,292

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
26,398	Universal Technical Institute, Inc.*	$784,548

		4,927,410

Diversified Telecommunication Services – 0.5%
10,167	Anterix, Inc.*	205,577
8,841	Bandwidth, Inc., Class A*	142,782
3,130	Globalstar, Inc.*	170,303
32,524	Lumen Technologies, Inc.*	334,347

		853,009

Electric Utilities – 0.1%
1,299	Oklo, Inc.*	172,468

Electrical Equipment – 4.8%
15,753	American Superconductor Corp.*	933,050
22,778	Amprius Technologies, Inc.*	320,942
26,611	Bloom Energy Corp., Class A*	3,516,910
12,115	Enovix Corp.*(a)	145,259
23,881	Eos Energy Enterprises, Inc.*(a)	382,812
2,359	Fluence Energy, Inc.*	49,539
1,147	NANO Nuclear Energy, Inc.*(a)	54,528
15,661	NEXTracker, Inc., Class A*	1,585,206
15,388	NuScale Power Corp.*	690,460
82	Powell Industries, Inc.	31,438
7,471	Vicor Corp.*	677,844

		8,387,988

Electronic Equipment, Instruments & Components – 4.1%
6,500	908 Devices, Inc.*	51,870
4,572	Advanced Energy Industries, Inc.	926,882
7,924	Evolv Technologies Holdings, Inc.*	61,332
4,233	Fabrinet (Thailand)*	1,864,933
29,902	Knowles Corp.*	705,986
8,412	Novanta, Inc.*	1,068,408
1,072	OSI Systems, Inc.*	298,509
6,668	Ouster, Inc.*	222,444
2,631	Plexus Corp.*	368,077
1,165	Red Cat Holdings, Inc.*(a)	13,106
5,642	Sanmina Corp.*	773,236
8,374	TTM Technologies, Inc.*	562,733
11,048	Vishay Intertechnology, Inc.	187,595

		7,105,111

Energy Equipment & Services – 1.2%
16,187	Archrock, Inc.	409,045
5,090	Borr Drilling Ltd. (Mexico)*	15,779
1,495	Core Laboratories, Inc.	23,830
46,354	Oceaneering International, Inc.*	1,079,585
9,576	Seadrill Ltd. (Norway)*	302,219
4,930	Tidewater, Inc.*	249,409

		2,079,867

Entertainment – 0.8%
13,083	AMC Entertainment Holdings, Inc., Class A*	33,885
16,159	Cinemark Holdings, Inc.	436,455
14,186	CuriosityStream, Inc.	61,567
5,872	IMAX Corp.*	190,781

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
15,715	Madison Square Garden
	Entertainment Corp.*	$693,974
13,929	Playtika Holding Corp.	51,120

		1,467,782

Financial Services – 1.3%
1,711	Banco Latinoamericano de
	Comercio Exterior SA, Class E (Panama)	73,590
11,936	Burford Capital Ltd.	118,763
10,835	Flywire Corp.*	144,322
2,857	Marqeta, Inc., Class A*	12,942
29,938	NCR Atleos Corp.*	1,104,712
3,008	Pagseguro Digital Ltd., Class A (Brazil)	28,847
64,391	Payoneer Global, Inc.*	372,824
23,588	Paysign, Inc.*	121,832
21,330	Remitly Global, Inc.*	342,133
1,579	Sezzle, Inc.*	103,504

		2,423,469

Food Products – 0.9%
101,840	BRC, Inc., Class A*(a)	129,337
12,528	Cal-Maine Foods, Inc.	1,099,959
68,015	SunOpta, Inc. (Canada)*	355,038

		1,584,334

Ground Transportation – 0.3%
81,542	FTAI Infrastructure, Inc.	435,434

Health Care Equipment & Supplies – 5.4%
92,774	Accuray, Inc.*	130,811
28,409	AtriCure, Inc.*	981,531
192,109	Cerus Corp.*	282,400
2,598	CVRx, Inc.*	26,474
31,610	Delcath Systems, Inc.*	310,726
12,635	Glaukos Corp.*	1,112,764
13,917	Haemonetics Corp.*	695,989
2,711	Inogen, Inc.*	22,339
10,390	Integer Holdings Corp.*	670,882
10,137	iRadimed Corp.	778,623
4,965	iRhythm Technologies, Inc.*	929,945
4,446	Lantheus Holdings, Inc.*	256,490
5,470	LeMaitre Vascular, Inc.	473,757
3,828	Novocure Ltd.*	49,037
16,609	PROCEPT BioRobotics Corp.*	565,204
331	Pro-Dex, Inc.*	11,995
8,849	Pulmonx Corp.*	17,698
1,655	QuidelOrtho Corp.*	44,668
27,980	RxSight, Inc.*	245,944
26,618	SI-BONE, Inc.*	394,745
9,694	TransMedics Group, Inc.*	1,275,149
332	UFP Technologies, Inc.*	63,957

		9,341,128

Health Care Providers & Services – 5.1%
67,301	agilon health, Inc.*	53,605
23,230	Clover Health Investments Corp.*	82,002
14,403	Community Health Systems, Inc.*	55,884

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
7,458	CorVel Corp.*	$551,519
462	Ensign Group, Inc. (The)	83,206
4,080	GeneDx Holdings Corp.*	558,593
18,781	Guardant Health, Inc.*	1,747,009
14,162	HealthEquity, Inc.*	1,339,442
30,510	Hims & Hers Health, Inc.*	1,386,984
17,584	Joint Corp. (The)*	138,738
75,516	LifeStance Health Group, Inc.*	370,028
10,866	Option Care Health, Inc.*	282,842
25,463	Pennant Group, Inc. (The)*	629,700
35,892	Privia Health Group, Inc.*	872,175
3,656	Progyny, Inc.*	68,404
43,252	Talkspace, Inc.*	139,704
71,145	Viemed Healthcare, Inc.*	459,597

		8,819,432

Health Care Technology – 0.4%
5,389	LifeMD, Inc.*	31,849
18,423	Phreesia, Inc.*	417,097
8,353	Schrodinger, Inc.*	175,747

		624,693

Hotel & Resort REITs – 0.0%
6,432	Braemar Hotels & Resorts, Inc. REIT	16,402
1,509	RLJ Lodging Trust REIT	10,261
2,502	Xenia Hotels & Resorts, Inc. REIT	30,775

		57,438

Hotels, Restaurants & Leisure – 2.0%
10,977	First Watch Restaurant Group, Inc.*	181,011
25,991	Hilton Grand Vacations, Inc.*	1,077,327
26,120	Lindblad Expeditions Holdings, Inc.*	315,007
3,814	Monarch Casino & Resort, Inc.	343,527
1,889	RCI Hospitality Holdings, Inc.	47,055
16,134	Red Rock Resorts, Inc., Class A	860,104
3,844	Shake Shack, Inc., Class A*	370,984
29,004	Super Group SGHC Ltd. (Guernsey)	313,243

		3,508,258

Household Durables – 0.7%
5,834	Century Communities, Inc.	346,540
10,080	Champion Homes, Inc.*	687,758
1,359	Ethan Allen Interiors, Inc.	32,847
7,923	Sonos, Inc.*	136,038

		1,203,183

Household Products – 0.6%
42,355	Energizer Holdings, Inc.	983,907

Insurance – 1.7%
15,006	AMERISAFE, Inc.	601,441
5,323	Bowhead Specialty Holdings, Inc.*	127,539
6,975	Crawford & Co., Class A	75,539
3,078	HCI Group, Inc.	627,943
2,106	Lemonade, Inc.*	126,528

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
39,246	Oscar Health, Inc., Class A*	$706,428
762	Root, Inc., Class A*	61,356
5,346	Selective Insurance Group, Inc.	402,768
2,651	Stewart Information Services Corp.	180,984

		2,910,526

Interactive Media & Services – 0.5%
4,304	EverQuote, Inc., Class A*	92,708
14,553	fuboTV, Inc., Class A*	55,010
912	MediaAlpha, Inc., Class A*	11,628
46,246	QuinStreet, Inc.*	683,979

		843,325

IT Services – 0.8%
15,142	Applied Digital Corp.*	524,822
12,220	Backblaze, Inc., Class A*	125,988
3,397	Crexendo, Inc.*	21,979
12,882	DigitalOcean Holdings, Inc.*	523,782
8,591	TSS, Inc.*(a)	174,054

		1,370,625

Leisure Products – 0.6%
19,800	MasterCraft Boat Holdings, Inc.*	397,188
82,526	Peloton Interactive, Inc., Class A*	599,139

		996,327

Life Sciences Tools & Services – 0.8%
24,559	10X Genomics, Inc., Class A*	334,985
47,110	Adaptive Biotechnologies Corp.*	817,830
4,146	Codexis, Inc.*	9,826
6,779	Cytek Biosciences, Inc.*	26,438
20,725	Niagen Bioscience, Inc.*	156,266

		1,345,345

Machinery – 4.5%
16,215	Atmus Filtration Technologies, Inc.	737,458
1,498	Blue Bird Corp.*	74,840
4,786	Chart Industries, Inc.*	955,381
6,335	Enerpac Tool Group Corp.	259,988
6,927	ESCO Technologies, Inc.	1,520,269
10,388	Federal Signal Corp.	1,226,096
5,902	Gorman-Rupp Co. (The)	265,413
3,306	Kadant, Inc.	914,638
20,395	Microvast Holdings, Inc.*(a)	111,153
10,741	Miller Industries, Inc.	431,144
5,647	Omega Flex, Inc.	156,139
17,117	REV Group, Inc.	877,589
867	SPX Technologies, Inc.*	194,113
493	Standex International Corp.	114,982

		7,839,203

Marine Transportation – 0.3%
92,712	Safe Bulkers, Inc. (Monaco)	434,819

Media – 0.2%
402	Cable One, Inc.	59,717
20,283	Entravision Communications Corp., Class A	41,986

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
3,775	John Wiley & Sons, Inc., Class A	$139,184
10,962	Thryv Holdings, Inc.*	84,517

		325,404

Metals & Mining – 1.8%
30,784	Coeur Mining, Inc.*	528,561
11,388	Dakota Gold Corp.*	46,463
74,952	Hecla Mining Co.	964,632
2,297	Ivanhoe Electric, Inc.*	33,973
129,235	Novagold Resources, Inc. (Canada)*	1,071,358
4,550	Perpetua Resources Corp.*	109,337
23,521	U.S. Gold Corp.*(a)	360,342

		3,114,666

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
3,118	Nexpoint Real Estate Finance, Inc. REIT	40,659

Oil, Gas & Consumable Fuels – 0.8%
414	Centrus Energy Corp., Class A*	152,128
1,964	Energy Fuels, Inc.*	40,282
8,316	Nordic American Tankers Ltd.	30,603
2,207	Peabody Energy Corp.	60,516
13,322	Sable Offshore Corp.*	139,348
62,232	Uranium Energy Corp.*	941,570

		1,364,447

Passenger Airlines – 1.1%
418	Allegiant Travel Co.*	25,991
71,104	JetBlue Airways Corp.*	298,637
51,391	Joby Aviation, Inc.*	891,120
6,661	SkyWest, Inc.*	669,297
3,484	Sun Country Airlines Holdings, Inc.*	42,783

		1,927,828

Personal Care Products – 0.3%
32,127	Herbalife Ltd.*	257,016
2,048	Interparfums, Inc.	182,579

		439,595

Pharmaceuticals – 2.3%
79,286	Amneal Pharmaceuticals, Inc.*	857,875
5,154	Axsome Therapeutics, Inc.*	695,738
18,479	Collegium Pharmaceutical, Inc.*	665,244
14,997	Crinetics Pharmaceuticals, Inc.*	652,369
12,374	Edgewise Therapeutics, Inc.*	226,197
4,933	Eton Pharmaceuticals, Inc.*	88,843
18,554	Harmony Biosciences Holdings, Inc.*	530,088
34,061	SIGA Technologies, Inc.	282,025

		3,998,379

Professional Services – 2.5%
137,610	Alight, Inc., Class A	396,317
5,454	Innodata, Inc.*	406,923
91,148	Legalzoom.com, Inc.*	908,746
39,943	Planet Labs PBC*	537,233
52,689	Upwork, Inc.*	839,863
54,356	Verra Mobility Corp.*	1,261,603

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
752	Willdan Group, Inc.*	$71,071

		4,421,756

Real Estate Management & Development – 0.4%
91,852	Compass, Inc., Class A*	708,179
15,233	Real Brokerage, Inc. (The) (Canada)*	56,667

		764,846

Residential REITs – 0.8%
10,051	NexPoint Residential Trust, Inc. REIT	308,264
69,549	UMH Properties, Inc. REIT	1,011,242

		1,319,506

Retail REITs – 0.7%
29,129	CBL & Associates Properties, Inc. REIT	861,345
8,990	Tanger, Inc. REIT	292,714

		1,154,059

Semiconductors & Semiconductor Equipment – 6.0%
12,961	Ambarella, Inc.*	1,104,666
17,408	Credo Technology Group Holding Ltd.*	3,266,089
2,230	FormFactor, Inc.*	122,538
420	Impinj, Inc.*	84,907
1,519	Kulicke & Soffa Industries, Inc. (Singapore)	60,654
23,468	MaxLinear, Inc.*	355,540
3,390	Power Integrations, Inc.	142,007
4,684	Rambus, Inc.*	481,703
35,563	Rigetti Computing, Inc.*	1,574,374
14,986	Semtech Corp.*	1,016,950
10,326	Silicon Laboratories, Inc.*	1,353,532
2,670	SiTime Corp.*	773,339

		10,336,299

Software – 7.3%
21,642	8x8, Inc.*	39,821
9,285	Adeia, Inc.	158,216
6,133	Alarm.com Holdings, Inc.*	301,866
4,774	Alkami Technology, Inc.*	96,864
1,821	Amplitude, Inc., Class A*	18,301
5,064	Arteris, Inc.*	68,921
20,393	AvePoint, Inc.*	286,930
27,984	C3.ai, Inc., Class A*	491,959
3,396	Cerence, Inc.*	36,439
8,967	Clear Secure, Inc., Class A	273,224
8,346	Commvault Systems, Inc.*	1,161,930
19,178	Core Scientific, Inc.*	413,094
36,216	D-Wave Quantum, Inc. (Canada)*	1,342,165
34,703	Five9, Inc.*	842,589
6,087	Freshworks, Inc., Class A*	67,566
10,897	Intapp, Inc.*	418,227
4,525	InterDigital, Inc.	1,637,869
5,874	Pagaya Technologies Ltd., Class A*	157,952
26,259	PagerDuty, Inc.*	421,720
19,741	Porch Group, Inc.*	297,102

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
9,342	Q2 Holdings, Inc.*	$576,962
6,975	Red Violet, Inc.	374,069
17,874	Rezolve AI PLC*(a)	76,679
37,329	SoundHound AI, Inc., Class A*(a)	657,737
3,668	SoundThinking, Inc.*	34,296
3,192	Sprout Social, Inc., Class A*	32,782
36,774	Terawulf, Inc.*	569,997
15,308	Varonis Systems, Inc.*	539,301
63,615	Zeta Global Holdings Corp., Class A*	1,144,434

		12,539,012

Specialty Retail – 2.8%
9,935	Abercrombie & Fitch Co., Class A*	720,784
7,886	Boot Barn Holdings, Inc.*	1,495,580
15,826	Buckle, Inc. (The)	867,265
1,860	Camping World Holdings, Inc., Class A	24,478
18,534	Envela Corp.*	168,474
31,176	Revolve Group, Inc.*	689,613
1,360	Sonic Automotive, Inc., Class A	86,401
11,308	ThredUp, Inc., Class A*	99,397
38,614	Warby Parker, Inc., Class A*	756,448

		4,908,440

Technology Hardware, Storage & Peripherals – 1.4%
33,377	IonQ, Inc.*	2,082,057
21,325	Quantum Computing, Inc.*	356,341

		2,438,398

Textiles, Apparel & Luxury Goods – 1.1%
18,077	Kontoor Brands, Inc.	1,462,791
23,121	Movado Group, Inc.	421,033

		1,883,824

Tobacco – 0.1%
2,844	Turning Point Brands, Inc.	255,676

Trading Companies & Distributors – 0.4%
11,101	DNOW, Inc.*	163,185
1,059	DXP Enterprises, Inc.*	126,709
9,350	Xometry, Inc., Class A*	455,251

		745,145

Water Utilities – 0.1%
2,106	American States Water Co.	150,179
7,443	Global Water Resources, Inc.	73,834

		224,013

TOTAL COMMON STOCKS (Cost $140,432,084)		169,688,536

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
873,895	3.956%	$873,895
(Cost $873,895)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $141,305,979)		170,562,431

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,758,974	3.956%	$1,758,974
(Cost $1,758,974)

TOTAL INVESTMENTS – 99.5%
(Cost $143,064,953)		$172,321,405

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		948,019

NET ASSETS – 100.0%		$173,269,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 E-Mini Index	21	12/19/25	$2,614,395	$(6,761)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 98.1%

Aerospace & Defense – 1.0%
50,731	Mercury Systems, Inc.*	$3,927,087
20,747	Moog, Inc., Class A	4,250,023

		8,177,110

Automobile Components – 2.1%
197,191	Adient PLC*	4,572,859
481,309	American Axle & Manufacturing Holdings, Inc.*	2,984,116
5,819	Cooper-Standard Holdings, Inc.*	175,850
4,216	Fox Factory Holding Corp.*	93,216
46,372	Gentherm, Inc.*	1,706,490
43,319	LCI Industries	4,483,083
9,644	Phinia, Inc.	500,620
562,196	Solid Power, Inc.*	3,530,591

		18,046,825

Banks – 15.4%
28,779	1st Source Corp.	1,710,624
11,352	Amalgamated Financial Corp.	309,456
76,341	Ameris Bancorp	5,467,542
197,429	Associated Banc-Corp.	4,890,316
37,785	Atlantic Union Bankshares Corp.	1,228,768
4,452	Axos Financial, Inc.*	347,167
19,132	Bank of Hawaii Corp.	1,242,241
19,135	BankUnited, Inc.	766,931
65,001	BayCom Corp.	1,771,927
22,881	Business First Bancshares, Inc.	561,042
68,446	Cadence Bank	2,583,152
483,130	Capitol Federal Financial, Inc.	2,918,105
62,122	Cathay General Bancorp	2,823,445
37,928	Central Pacific Financial Corp.	1,081,327
52,941	Community Trust Bancorp, Inc.	2,710,315
3,627	CVB Financial Corp.	66,628
104,284	Dime Community Bancshares, Inc.	2,737,455
26,420	FB Financial Corp.	1,426,944
30,874	Financial Institutions, Inc.	877,748
17,171	First Commonwealth Financial Corp.	262,545
3,174	First Community Bankshares, Inc.	102,647
163,513	First Financial Bancorp	3,827,839
63,535	First Merchants Corp.	2,254,222
60,294	Flushing Financial Corp.	824,219
121,241	Glacier Bancorp, Inc.	4,952,695
23,000	Great Southern Bancorp, Inc.	1,281,100
91,538	Hancock Whitney Corp.	5,227,735
114,946	Hanmi Financial Corp.	3,034,574
23,797	Heritage Commerce Corp.	247,489
112,700	Home BancShares, Inc.	3,010,217
34,702	HomeTrust Bancshares, Inc.	1,364,136
18,289	Hope Bancorp, Inc.	191,852
70,401	Independent Bank Corp.	2,127,518
65,107	International Bancshares Corp.	4,321,803
236,902	Kearny Financial Corp.	1,513,804
34,902	Live Oak Bancshares, Inc.	1,086,848
65,956	National Bank Holdings Corp., Class A	2,351,991

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
29,892	Northeast Community Bancorp, Inc.	$587,079
20,992	Northrim BanCorp, Inc.	461,404
6,788	OFG Bancorp (Puerto Rico)	262,424
69,811	Old National Bancorp	1,426,239
64,623	Origin Bancorp, Inc.	2,239,833
15,195	Park National Corp.	2,312,527
28,802	PCB Bancorp	606,858
12,252	Peapack-Gladstone Financial Corp.	309,976
19,641	Peoples Bancorp, Inc.	561,733
170,741	Provident Financial Services, Inc.	3,122,853
12,643	Republic Bancorp, Inc., Class A	833,174
10,019	S&T Bancorp, Inc.	367,096
134,154	Seacoast Banking Corp. of Florida	4,064,866
9,283	ServisFirst Bancshares, Inc.	652,316
56,544	Sierra Bancorp	1,627,336
2,077	SmartFinancial, Inc.	72,633
9,849	Southern First Bancshares, Inc.*	431,780
106,200	Southside Bancshares, Inc.	2,986,344
55,929	Texas Capital Bancshares, Inc.*	4,689,087
8,608	Timberland Bancorp, Inc.	276,489
21,803	Tompkins Financial Corp.	1,383,618
39,867	TriCo Bancshares	1,763,317
75,266	TrustCo Bank Corp.	2,838,281
98,504	Trustmark Corp.	3,666,319
31,784	UMB Financial Corp.	3,397,074
136,924	United Bankshares, Inc.	4,900,510
114,690	United Community Banks, Inc.	3,348,948
18,066	Univest Financial Corp.	530,418
72,441	Washington Trust Bancorp, Inc.	1,973,293
137,856	WesBanco, Inc.	4,149,466
11,342	Westamerica BanCorp	540,446
10,136	WSFS Financial Corp.	527,984

		130,416,088

Biotechnology – 4.8%
42,080	Akebia Therapeutics, Inc.*	92,997
322,453	Allogene Therapeutics, Inc.*	399,842
358,543	Annexon, Inc.*	1,132,996
68,614	Arcturus Therapeutics Holdings, Inc.*	684,082
9,965	Aurinia Pharmaceuticals, Inc. (Canada)*	131,239
41,629	BioCryst Pharmaceuticals, Inc.*	304,724
85,069	Cargo Therapeutics, Inc.(a)	—
49,006	Celldex Therapeutics, Inc.*	1,309,930
7,613	Cidara Therapeutics, Inc.*	831,644
46,046	CRISPR Therapeutics AG (Switzerland)*(b)	2,946,484
139,517	Cullinan Therapeutics, Inc.*	1,208,217
14,437	Cytokinetics, Inc.*	918,049
280,049	Denali Therapeutics, Inc.*	4,559,198
53,796	Design Therapeutics, Inc.*	360,433
114,333	Dyne Therapeutics, Inc.*	2,581,639
48,234	Editas Medicine, Inc.*	148,561
32,585	Emergent BioSolutions, Inc.*	406,661
51,374	Enanta Pharmaceuticals, Inc.*	563,059

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
32,800	Entrada Therapeutics, Inc.*	$227,960
261,378	Erasca, Inc.*	632,535
116,235	Fate Therapeutics, Inc.*	156,917
303,003	Heron Therapeutics, Inc.*	351,483
65,161	Intellia Therapeutics, Inc.*	822,332
107,641	Iovance Biotherapeutics, Inc.*	212,053
17,906	Janux Therapeutics, Inc.*	514,081
164,907	Keros Therapeutics, Inc.*	2,509,885
92,781	Kodiak Sciences, Inc.*	1,681,656
5,254	Korro Bio, Inc.*	214,941
203,916	Larimar Therapeutics, Inc.*	793,233
50,355	Lexeo Therapeutics, Inc.*	504,054
361,364	Myriad Genetics, Inc.*	2,905,367
88,577	Nurix Therapeutics, Inc.*	1,146,186
18,590	Olema Pharmaceuticals, Inc.*	166,752
13,227	Praxis Precision Medicines, Inc.*	2,628,999
34,220	Prothena Corp. PLC (Ireland)*	367,865
83,332	Puma Biotechnology, Inc.*	424,993
232,869	Relay Therapeutics, Inc.*	1,662,685
53,574	Rigel Pharmaceuticals, Inc.*	1,691,867
43,175	Solid Biosciences, Inc.*	232,713
19,583	TG Therapeutics, Inc.*	681,097
16,280	Vaxcyte, Inc.*	737,158
15,029	Vera Therapeutics, Inc.*	427,725
9,053	Viridian Therapeutics, Inc.*	213,922

		40,488,214

Broadline Retail – 0.1%
44,170	Kohl’s Corp.	718,646

Building Products – 0.0%
2,686	Griffon Corp.	198,791

Capital Markets – 0.6%
201,289	DigitalBridge Group, Inc.	2,381,249
21,146	Victory Capital Holdings, Inc., Class A	1,316,761
6,073	Virtus Investment Partners, Inc.	988,806

		4,686,816

Chemicals – 2.1%
97,651	Aspen Aerogels, Inc.*	794,879
79,732	Avient Corp.	2,557,005
24,066	Core Molding Technologies, Inc.*	431,022
70,868	Innospec, Inc.	5,214,467
25,317	Mativ Holdings, Inc.	270,386
96,888	Minerals Technologies, Inc.	5,498,394
11,915	Orion SA (Germany)	63,150
11,882	Perimeter Solutions, Inc.*	279,346
58,140	Stepan Co.	2,520,369

		17,629,018

Commercial Services & Supplies – 1.4%
116,931	BrightView Holdings, Inc.*	1,440,590
165,976	Deluxe Corp.	3,005,825
58,633	Ennis, Inc.	961,581
70,796	Healthcare Services Group, Inc.*	1,265,125
15,867	Interface, Inc.	395,088
176,978	Montrose Environmental Group, Inc.*	4,580,191

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
18,909	Perma-Fix Environmental Services, Inc.*	$258,864
29,547	Pitney Bowes, Inc.	291,925

		12,199,189

Communications Equipment – 0.5%
6,019	Applied Optoelectronics, Inc.*	214,036
122,815	CommScope Holding Co., Inc.*	2,124,699
44,215	Viasat, Inc.*	1,760,641

		4,099,376

Construction & Engineering – 1.6%
10,506	Arcosa, Inc.	1,071,612
65,431	Fluor Corp.*	3,191,070
20,218	Great Lakes Dredge & Dock Corp.*	229,474
117,174	Matrix Service Co.*	1,759,954
6,779	Primoris Services Corp.	959,364
97,844	Tutor Perini Corp.*	6,590,772

		13,802,246

Construction Materials – 0.3%
20,949	United States Lime & Minerals, Inc.	2,455,642

Consumer Finance – 1.6%
21,730	Bread Financial Holdings, Inc.	1,361,385
4,664	Dave, Inc.*	1,116,188
114,911	Encore Capital Group, Inc.*	4,777,999
837	Enova International, Inc.*	100,080
86,557	Green Dot Corp., Class A*	1,004,927
29,889	Oportun Financial Corp.*	159,308
66,799	OppFi, Inc.	651,290
48,736	PRA Group, Inc.*	668,171
70,390	PROG Holdings, Inc.	2,036,383
41,390	Regional Management Corp.	1,628,696

		13,504,427

Consumer Staples Distribution & Retail – 0.4%
34,658	Chefs’ Warehouse, Inc. (The)*	2,044,822
69,263	Grocery Outlet Holding Corp.*	942,669
2,971	Weis Markets, Inc.	188,183

		3,175,674

Distributors – 0.1%
37,765	GigaCloud Technology, Inc., Class A*	1,056,665

Diversified Consumer Services – 2.0%
2,886	Adtalem Global Education, Inc.*	282,886
3,123	American Public Education, Inc.*	104,589
27,767	Coursera, Inc.*	233,798
6,373	Graham Holdings Co., Class B	6,450,305
169,740	Laureate Education, Inc.*	4,927,552
9,121	McGraw Hill, Inc.*	101,790
159,302	Perdoceo Education Corp.	5,059,432
2,337	Strategic Education, Inc.	177,565

		17,337,917

Diversified REITs – 1.9%
257,805	Alexander & Baldwin, Inc. REIT	4,117,146

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Diversified REITs – (continued)
18,637	Alpine Income Property Trust, Inc. REIT	$273,591
155,981	American Assets Trust, Inc. REIT	2,980,797
407,082	Armada Hoffler Properties, Inc. REIT	2,662,316
153,561	Broadstone Net Lease, Inc. REIT	2,751,813
112,584	Essential Properties Realty Trust, Inc. REIT	3,364,010

		16,149,673

Diversified Telecommunication Services – 0.2%
13,718	ATN International, Inc.	199,323
58,289	Bandwidth, Inc., Class A*	941,367
104,955	Liberty Latin America Ltd., Class A (Puerto Rico)*	818,649

		1,959,339

Electric Utilities – 0.7%
45,195	Oklo, Inc.*	6,000,540

Electrical Equipment – 1.2%
38,689	American Superconductor Corp.*	2,291,549
29,928	Amprius Technologies, Inc.*	421,685
1,604	Bloom Energy Corp., Class A*	211,985
9,360	NEXTracker, Inc., Class A*	947,419
594,111	Plug Power, Inc.*(b)	1,598,158
117,551	Sunrun, Inc.*	2,440,359
69,427	Thermon Group Holdings, Inc.*	1,994,638
6,694	Vicor Corp.*	607,347

		10,513,140

Electronic Equipment, Instruments & Components – 3.5%
18,868	908 Devices, Inc.*	150,567
2,539	CTS Corp.	105,394
4,182	Kimball Electronics, Inc.*	121,592
264,584	Knowles Corp.*	6,246,828
21,705	Methode Electronics, Inc.	146,075
52,897	nLight, Inc.*	1,746,130
12,227	PC Connection, Inc.	745,480
5,398	Richardson Electronics Ltd.	58,190
36,655	Sanmina Corp.*	5,023,568
148,337	TTM Technologies, Inc.*	9,968,246
292,435	Vishay Intertechnology, Inc.	4,965,546
6,373	Vishay Precision Group, Inc.*	238,733

		29,516,349

Energy Equipment & Services – 2.7%
668,072	Borr Drilling Ltd. (Mexico)*	2,071,023
116,469	Core Laboratories, Inc.	1,856,516
215,509	Expro Group Holdings NV*	2,926,612
4,144	Forum Energy Technologies, Inc.*	110,976
201,232	Helix Energy Solutions Group, Inc.*	1,352,279
132,090	Noble Corp. PLC	3,876,842
46,191	Oceaneering International, Inc.*	1,075,788
141,378	Oil States International, Inc.*	844,027
496,347	Patterson-UTI Energy, Inc.	3,112,096
35,274	ProFrac Holding Corp., Class A*	192,949

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
13,998	ProPetro Holding Corp.*	$145,299
53,287	SEACOR Marine Holdings, Inc.*	338,905
94,362	Seadrill Ltd. (Norway)*	2,978,065
30,298	TETRA Technologies, Inc.*	213,904
548,473	Transocean Ltd.*	2,106,136

		23,201,417

Entertainment – 0.2%
330,658	AMC Entertainment Holdings, Inc., Class A*	856,404
13,075	Marcus Corp. (The)	188,280
53,527	Playtika Holding Corp.	196,444
6,409	Starz Entertainment Corp.*	67,359

		1,308,487

Financial Services – 2.0%
32,410	Alerus Financial Corp.	684,499
130,851	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	5,627,901
16,647	Burford Capital Ltd.	165,638
20,815	Essent Group Ltd.	1,260,764
7,980	Jackson Financial, Inc., Class A	804,464
14,285	NCR Atleos Corp.*	527,116
17,166	NMI Holdings, Inc.*	625,357
71,232	Velocity Financial, Inc.*	1,326,340
69,439	Walker & Dunlop, Inc.	5,549,565

		16,571,644

Food Products – 0.1%
5,252	Cal-Maine Foods, Inc.	461,126

Gas Utilities – 1.9%
151,810	New Jersey Resources Corp.	6,725,183
34,727	Northwest Natural Holding Co.	1,581,120
97,493	ONE Gas, Inc.	7,817,964

		16,124,267

Health Care Equipment & Supplies – 1.1%
24,669	AtriCure, Inc.*	852,314
116,857	Embecta Corp.	1,558,872
159,231	Inogen, Inc.*	1,312,063
33,782	LivaNova PLC*	1,777,947
2,949	PROCEPT BioRobotics Corp.*	100,355
27,694	RxSight, Inc.*	243,430
20,085	TransMedics Group, Inc.*	2,641,981
38,429	Varex Imaging Corp.*	449,235

		8,936,197

Health Care Providers & Services – 1.2%
4,681	Castle Biosciences, Inc.*	119,366
257,611	Enhabit, Inc.*	2,094,378
27,596	Fulgent Genetics, Inc.*	619,530
3,726	GeneDx Holdings Corp.*	510,127
3,850	Guardant Health, Inc.*	358,127
27,003	Hims & Hers Health, Inc.*	1,227,556
247,007	LifeStance Health Group, Inc.*	1,210,334
55,371	Nano-X Imaging Ltd. (Israel)*(b)	200,997
7,735	National HealthCare Corp.	923,868
234,640	OPKO Health, Inc.*	319,110
64,110	Owens & Minor, Inc.*	254,517

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
126,981	Pediatrix Medical Group, Inc.*	$2,154,868
59,205	Viemed Healthcare, Inc.*	382,464

		10,375,242

Health Care REITs – 0.3%
86,866	Community Healthcare Trust, Inc. REIT	1,273,456
50,001	Global Medical REIT, Inc. REIT	1,535,031

		2,808,487

Health Care Technology – 0.0%
17,153	Teladoc Health, Inc.*	148,030

Hotel & Resort REITs – 2.3%
489,284	Apple Hospitality REIT, Inc. REIT	5,475,088
472,621	Chatham Lodging Trust REIT	3,024,774
564,347	RLJ Lodging Trust REIT	3,837,560
469,465	Service Properties Trust REIT	1,004,655
257,203	Summit Hotel Properties, Inc. REIT	1,322,023
14,253	Sunstone Hotel Investors, Inc. REIT	126,139
346,254	Xenia Hotels & Resorts, Inc. REIT	4,258,924

		19,049,163

Hotels, Restaurants & Leisure – 1.2%
276,311	Brightstar Lottery PLC	4,603,341
16,719	Marriott Vacations Worldwide Corp.	1,103,120
96,556	Portillo’s, Inc., Class A*	516,575
74,582	Red Rock Resorts, Inc., Class A	3,975,966

		10,199,002

Household Durables – 2.0%
85,719	Century Communities, Inc.	5,091,708
17,058	Cricut, Inc., Class A	90,578
21,821	Dream Finders Homes, Inc., Class A*	432,056
118,640	Ethan Allen Interiors, Inc.	2,867,529
25,432	LGI Homes, Inc.*	1,037,880
16,309	M/I Homes, Inc.*	2,041,724
79,622	Meritage Homes Corp.	5,379,262

		16,940,737

Household Products – 0.6%
40,030	Central Garden & Pet Co., Class A*	1,113,234
169,422	Energizer Holdings, Inc.	3,935,673

		5,048,907

Independent Power and Renewable Electricity Producers – 1.1%
85,325	Ormat Technologies, Inc.	9,076,020

Industrial REITs – 0.8%
753,456	LXP Industrial Trust REIT	7,150,297

Insurance – 1.8%
161,882	Ambac Financial Group, Inc.*	1,329,051
45,929	AMERISAFE, Inc.	1,840,834
42,810	CNO Financial Group, Inc.	1,713,256

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
12,732	Greenlight Capital Re Ltd., Class A*	$154,312
66,876	Hamilton Insurance Group Ltd.,
	Class B (Bermuda)*	1,582,955
17,885	Oscar Health, Inc., Class A*	321,930
9,222	Safety Insurance Group, Inc.	633,828
75,491	Stewart Information Services Corp.	5,153,771
86,459	Universal Insurance Holdings, Inc.	2,664,666

		15,394,603

IT Services – 0.4%
19,364	Applied Digital Corp.*	671,156
89,915	BigBear.ai Holdings, Inc.*(b)	622,212
170,333	Fastly, Inc., Class A*	1,412,060
76,376	Rackspace Technology, Inc.*	122,202
23,085	TSS, Inc.*	467,702

		3,295,332

Leisure Products – 1.1%
22,076	JAKKS Pacific, Inc.	375,292
27,379	Malibu Boats, Inc., Class A*	763,053
113,664	MasterCraft Boat Holdings, Inc.*	2,280,100
535,069	Peloton Interactive, Inc., Class A*	3,884,601
211,566	Smith & Wesson Brands, Inc.	2,027,860

		9,330,906

Life Sciences Tools & Services – 1.0%
292,343	10X Genomics, Inc., Class A*	3,987,559
90,808	Adaptive Biotechnologies Corp.*	1,576,427
9,660	Azenta, Inc.*	291,732
28,823	CryoPort, Inc.*	266,324
535,245	Cytek Biosciences, Inc.*	2,087,455
54,649	OmniAb, Inc.*	84,706
2,023	OmniAb, Inc. 12.5 Earnout*(a)	—
2,023	OmniAb, Inc. 15.00 Earnout*(a)	—

		8,294,203

Machinery – 1.6%
15,402	Astec Industries, Inc.	716,655
2,712	ESCO Technologies, Inc.	595,203
5,426	Gencor Industries, Inc.*	73,739
29,549	Helios Technologies, Inc.	1,635,833
5,246	Hyster-Yale, Inc.	188,541
102,154	Kennametal, Inc.	2,242,280
42,289	Manitowoc Co., Inc. (The)*	430,079
15,530	Mayville Engineering Co., Inc.*	276,744
62,792	Microvast Holdings, Inc.*(b)	342,216
60,934	Miller Industries, Inc.	2,445,891
87,273	Palladyne AI Corp.*(b)	730,475
42,684	Proto Labs, Inc.*	2,123,956
5,080	REV Group, Inc.	260,452
12,833	Tennant Co.	1,026,640
39,241	Wabash National Corp.	314,713

		13,403,417

Marine Transportation – 1.3%
22,939	Costamare Bulkers Holdings Ltd. (Monaco)*	296,831

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Marine Transportation – (continued)
280,894	Costamare, Inc. (Monaco)	$3,432,525
43,227	Matson, Inc.	4,363,765
51,367	Pangaea Logistics Solutions Ltd.	254,266
597,078	Safe Bulkers, Inc. (Monaco)	2,800,296

		11,147,683

Media – 1.3%
72,256	AMC Networks, Inc., Class A*	547,700
27,496	Cable One, Inc.	4,084,531
26,660	EchoStar Corp., Class A*	1,996,034
377,428	EW Scripps Co. (The), Class A*	917,150
60,483	Gannett Co., Inc.*	320,560
348,632	Gray Media, Inc.	1,593,248
201,981	iHeartMedia, Inc., Class A*	599,884

		10,059,107

Metals & Mining – 2.8%
233,012	Coeur Mining, Inc.*	4,000,816
8,958	Critical Metals Corp. (Austria)*(b)	115,917
646,373	Hecla Mining Co.	8,318,820
221,417	Novagold Resources, Inc. (Canada)*	1,835,547
43,427	Olympic Steel, Inc.	1,606,799
284,250	SSR Mining, Inc. (Canada)*	6,412,680
26,516	U.S. Gold Corp.*(b)	406,225
27,800	Worthington Steel, Inc.	889,322

		23,586,126

Mortgage Real Estate Investment Trusts (REITs) – 1.4%
323,870	BrightSpire Capital, Inc. REIT	1,671,169
282,302	Invesco Mortgage Capital, Inc. REIT	2,125,734
318,181	Ladder Capital Corp. REIT	3,363,173
244,609	Orchid Island Capital, Inc. REIT	1,768,523
373,333	TPG RE Finance Trust, Inc. REIT	3,229,331

		12,157,930

Multi-Utilities – 0.9%
124,730	Black Hills Corp.	7,911,624

Office REITs – 0.8%
263,899	Brandywine Realty Trust REIT	905,174
436,190	Douglas Emmett, Inc. REIT	5,644,299

		6,549,473

Oil, Gas & Consumable Fuels – 3.8%
258,632	Clean Energy Fuels Corp.*	739,687
5,047	Core Natural Resources, Inc.	398,713
86,011	Crescent Energy Co., Class A	725,073
213,764	DHT Holdings, Inc.	2,838,786
156,544	Diversified Energy Co. PLC	1,980,282
79,890	Energy Fuels, Inc.*(b)	1,638,544
120,083	Golar LNG Ltd. (Cameroon)	4,929,407
81,495	Granite Ridge Resources, Inc.	430,294
182,759	Magnolia Oil & Gas Corp., Class A	4,104,767
1,103,305	Nordic American Tankers Ltd.	4,060,162
39,570	PBF Energy, Inc., Class A	1,352,107
91,491	Peabody Energy Corp.	2,508,683
17,190	REX American Resources Corp.*	550,596

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
14,926	Scorpio Tankers, Inc. (Monaco)	$920,934
208,510	SFL Corp. Ltd. (Norway)	1,555,485
128,689	SM Energy Co.	2,688,313
165,755	VAALCO Energy, Inc.	651,417

		32,073,250

Passenger Airlines – 1.7%
35,902	Allegiant Travel Co.*	2,232,387
1,155,230	JetBlue Airways Corp.*	4,851,966
67,642	SkyWest, Inc.*	6,796,668
9,315	Sun Country Airlines Holdings, Inc.*	114,388

		13,995,409

Personal Care Products – 0.1%
15,317	Edgewell Personal Care Co.	296,996
28,175	Herbalife Ltd.*	225,400
4,311	USANA Health Sciences, Inc.*	91,178

		613,574

Pharmaceuticals – 1.8%
236,975	Aclaris Therapeutics, Inc.*	597,177
23,199	Alumis, Inc.*	110,195
126,503	Amneal Pharmaceuticals, Inc.*	1,368,762
20,363	Arvinas, Inc.*	206,481
63,574	Atea Pharmaceuticals, Inc.*	206,616
82,809	EyePoint Pharmaceuticals, Inc.*	1,083,970
8,179	Ligand Pharmaceuticals, Inc.*	1,564,724
51,456	Prestige Consumer Healthcare, Inc.*	3,118,234
17,759	Septerna, Inc.*	365,835
107,829	Supernus Pharmaceuticals, Inc.*	5,944,613
98,078	Terns Pharmaceuticals, Inc.*	810,124
43,835	Third Harmonic Bio, Inc.*(a)	—

		15,376,731

Professional Services – 1.4%
1,721,717	Alight, Inc., Class A	4,958,545
529,145	Conduent, Inc.*	1,259,365
36,694	ICF International, Inc.	2,945,794
1,293	Innodata, Inc.*	96,471
95,790	Legalzoom.com, Inc.*	955,026
8,686	Upwork, Inc.*	138,455
57,301	Verra Mobility Corp.*	1,329,956
2,114	Willdan Group, Inc.*	199,794

		11,883,406

Real Estate Management & Development – 0.6%
50,791	Compass, Inc., Class A*	391,599
156,766	Douglas Elliman, Inc.*	387,212
23,477	Forestar Group, Inc.*	610,637
53,348	FRP Holdings, Inc.*	1,264,347
389,823	Kennedy-Wilson Holdings, Inc.	2,947,062

		5,600,857

Residential REITs – 0.9%
147,942	NexPoint Residential Trust, Inc. REIT	4,537,381
215,133	Veris Residential, Inc. REIT	3,089,310

		7,626,691

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – 2.9%
235,157	Acadia Realty Trust REIT	$4,484,444
23,799	FrontView REIT, Inc. REIT	316,527
295,189	Kite Realty Group Trust REIT	6,535,484
122,142	Macerich Co. (The) REIT	2,094,735
149,196	Phillips Edison & Co., Inc. REIT	5,048,793
294,503	Urban Edge Properties REIT	5,663,293
70,629	Whitestone REIT	885,688

		25,028,964

Semiconductors & Semiconductor Equipment – 2.2%
43,303	ACM Research, Inc., Class A*	1,795,342
56,823	Alpha & Omega Semiconductor Ltd.*	1,594,453
13,213	Ambarella, Inc.*	1,126,144
18,026	Axcelis Technologies, Inc.*	1,434,149
110,116	Diodes, Inc.*	5,875,790
256,650	MaxLinear, Inc.*	3,888,247
8,471	Silicon Laboratories, Inc.*	1,110,379
8,735	Synaptics, Inc.*	619,661
38,160	Ultra Clean Holdings, Inc.*	1,045,966

		18,490,131

Software – 2.9%
65,818	Arteris, Inc.*	895,783
33,804	Cerence, Inc.*	362,717
115,606	Cipher Mining, Inc.*	2,156,052
192,856	Cleanspark, Inc.*	3,432,837
98,235	Consensus Cloud Solutions, Inc.*	2,880,250
49,191	Hut 8 Corp. (Canada)*	2,492,016
253,133	MARA Holdings, Inc.*	4,624,740
39,917	Porch Group, Inc.*	600,751
237,075	Riot Platforms, Inc.*	4,689,344
42,349	Terawulf, Inc.*	656,409
111,407	Zeta Global Holdings Corp., Class A*	2,004,212

		24,795,111

Specialized REITs – 0.0%
4,339	Smartstop Self Storage REIT, Inc. REIT	149,045

Specialty Retail – 2.6%
5,024	Academy Sports & Outdoors, Inc.	240,599
127,430	American Eagle Outfitters, Inc.	2,129,355
6,312	Asbury Automotive Group, Inc.*	1,480,795
66,249	Bed Bath & Beyond, Inc.*	510,780
3,413	Boot Barn Holdings, Inc.*	647,276
25,237	Citi Trends, Inc.*	903,989
199,450	EVgo, Inc.*	819,740
123,936	Haverty Furniture Cos., Inc.	2,703,044
38,021	OneWater Marine, Inc., Class A*	590,466
15,064	Revolve Group, Inc.*	333,216
9,454	Sally Beauty Holdings, Inc.*	142,850
56,873	Shoe Carnival, Inc.	1,042,482
30,705	Sonic Automotive, Inc., Class A	1,950,689
335,792	Stitch Fix, Inc., Class A*	1,406,968
7,076	Urban Outfitters, Inc.*	457,180
39,089	Warby Parker, Inc., Class A*	765,754
7,435	Winmark Corp.	2,997,569

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
114,101	Zumiez, Inc.*	$2,470,287

		21,593,039

Technology Hardware, Storage & Peripherals – 0.1%
71,356	Corsair Gaming, Inc.*	581,552
7,185	IonQ, Inc.*	448,200

		1,029,752

Textiles, Apparel & Luxury Goods – 1.5%
85,709	G-III Apparel Group Ltd.*	2,301,286
29,521	Kontoor Brands, Inc.	2,388,839
144,751	Movado Group, Inc.	2,635,916
19,508	Oxford Industries, Inc.	718,870
132,825	Steven Madden Ltd.	4,504,096

		12,549,007

Tobacco – 0.0%
1,063	Turning Point Brands, Inc.	95,564

Trading Companies & Distributors – 1.3%
72,069	Custom Truck One Source, Inc.*	424,487
368,476	DNOW, Inc.*	5,416,597
14,676	GATX Corp.	2,301,931
111,108	Newpark Resources, Inc.*	1,366,629
17,779	Rush Enterprises, Inc., Class A	878,460
17,761	Titan Machinery, Inc.*	291,280
2,187	Willis Lease Finance Corp.	280,767

		10,960,151

Water Utilities – 0.6%
71,065	Middlesex Water Co.	4,084,105
20,083	York Water Co. (The)	623,979

		4,708,084

Wireless Telecommunication Services – 0.3%
112,665	Spok Holdings, Inc.	1,609,983
25,432	Telephone and Data Systems, Inc.	987,270

		2,597,253

TOTAL COMMON STOCKS (Cost $754,421,384)		829,827,131

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
592	3.956%	592
(Cost $592)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $754,421,976)		829,827,723

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,832,198	3.956%	$4,832,198
(Cost $4,832,198)

TOTAL INVESTMENTS – 98.7% (Cost $759,254,174)		$834,659,921

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		10,692,955

NET ASSETS – 100.0%		$845,352,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	98	12/19/25	$12,200,510	$ 146,667

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 99.0%

Aerospace & Defense – 3.1%
17,978	General Dynamics Corp.	$6,200,612
47,640	General Electric Co.	14,718,378
812	HEICO Corp.	258,029
95,598	RTX Corp.	17,064,243

		38,241,262

Automobiles – 2.5%
32,138	Ford Motor Co.	421,972
64,614	Tesla, Inc.*	29,500,168

		29,922,140

Banks – 3.0%
273,603	Bank of America Corp.	14,624,081
204,302	Huntington Bancshares, Inc.	3,154,423
27,093	JPMorgan Chase & Co.	8,429,174
50,275	PNC Financial Services Group, Inc. (The)	9,177,701

		35,385,379

Beverages – 1.8%
245,015	Coca-Cola Co. (The)	16,881,533
184,404	Primo Brands Corp., Class A	4,051,356

		20,932,889

Biotechnology – 2.7%
80,874	AbbVie, Inc.	17,633,767
4,306	BioMarin Pharmaceutical, Inc.*	230,672
22,311	Regeneron Pharmaceuticals, Inc.	14,542,310

		32,406,749

Broadline Retail – 3.9%
185,588	Amazon.com, Inc.*	45,324,301
11,350	Macy’s, Inc.	221,212
10,301	Ollie’s Bargain Outlet Holdings, Inc.*	1,244,464

		46,789,977

Building Products – 0.1%
24,843	Carrier Global Corp.	1,477,910

Capital Markets – 2.5%
27,788	CME Group, Inc.	7,377,436
2,625	Coinbase Global, Inc., Class A*	902,422
5,912	Evercore, Inc., Class A	1,741,439
7,954	Franklin Resources, Inc.	179,840
98,934	Morgan Stanley	16,225,176
29,056	Tradeweb Markets, Inc., Class A	3,062,212

		29,488,525

Chemicals – 2.2%
83,253	Axalta Coating Systems Ltd.*	2,370,213
99,365	DuPont de Nemours, Inc.	8,113,152
37,374	Linde PLC	15,633,544

		26,116,909

Commercial Services & Supplies – 0.1%
3,015	Clean Harbors, Inc.*	634,688

Communications Equipment – 0.1%
10,543	Arista Networks, Inc.*	1,662,526

Construction & Engineering – 0.4%
10,636	AECOM	1,428,947

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
2,869	Comfort Systems USA, Inc.	$2,770,249

		4,199,196

Construction Materials – 0.2%
7,042	Vulcan Materials Co.	2,038,659

Consumer Finance – 0.9%
8,033	OneMain Holdings, Inc.	475,473
145,243	Synchrony Financial	10,803,175

		11,278,648

Consumer Staples Distribution & Retail – 0.3%
5,970	Casey’s General Stores, Inc.	3,063,744
922	Costco Wholesale Corp.	840,357

		3,904,101

Containers & Packaging – 0.0%
20,333	Graphic Packaging Holding Co.	325,125

Diversified Consumer Services – 1.0%
79,342	Bright Horizons Family Solutions, Inc.*	8,666,527
20,187	Grand Canyon Education, Inc.*	3,801,212

		12,467,739

Diversified Telecommunication Services – 0.0%
30,191	Iridium Communications, Inc.	578,158

Electrical Equipment – 1.2%
69,155	AMETEK, Inc.	13,976,917

Electronic Equipment, Instruments & Components – 1.3%
70,553	Amphenol Corp., Class A	9,830,855
14,978	Coherent Corp.*	1,976,497
20,931	Keysight Technologies, Inc.*	3,829,536

		15,636,888

Entertainment – 1.3%
14,196	Netflix, Inc.*	15,883,337

Financial Services – 2.0%
13,961	Berkshire Hathaway, Inc., Class B*	6,666,936
49,587	Visa, Inc., Class A	16,896,274

		23,563,210

Food Products – 0.8%
188,868	Tyson Foods, Inc., Class A	9,709,704

Ground Transportation – 0.4%
43,908	Uber Technologies, Inc.*	4,237,122

Health Care Equipment & Supplies – 0.6%
42,787	Boston Scientific Corp.*	4,309,507
30,412	GE HealthCare Technologies, Inc.	2,279,379
2,097	Insulet Corp.*	656,382

		7,245,268

Health Care Providers & Services – 2.0%
5,420	Chemed Corp.	2,337,646
10,103	Labcorp Holdings, Inc.	2,565,758
1,955	Quest Diagnostics, Inc.	343,982
7,570	Tenet Healthcare Corp.*	1,563,129
14,178	UnitedHealth Group, Inc.	4,842,638

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
54,370	Universal Health Services, Inc., Class B	$11,798,834

		23,451,987

Health Care REITs – 0.9%
73,846	Alexandria Real Estate Equities, Inc. REIT	4,299,314
35,262	Welltower, Inc. REIT	6,383,832

		10,683,146

Hotels, Restaurants & Leisure – 2.2%
49,402	Carnival Corp.*	1,424,260
15,571	Dutch Bros, Inc., Class A*	864,813
16,743	Expedia Group, Inc.	3,683,460
273,837	Norwegian Cruise Line Holdings Ltd.*	6,139,426
31,292	Royal Caribbean Cruises Ltd.	8,975,484
39,148	Yum! Brands, Inc.	5,410,645

		26,498,088

Household Durables – 0.1%
10,313	PulteGroup, Inc.	1,236,219

Household Products – 1.2%
93,998	Procter & Gamble Co. (The)	14,134,479

Insurance – 1.5%
10,732	Erie Indemnity Co., Class A	3,140,612
39,809	Loews Corp.	3,963,384
39,422	Marsh & McLennan Cos., Inc.	7,023,029
8,112	Principal Financial Group, Inc.	681,733
25,218	Prudential Financial, Inc.	2,622,672

		17,431,430

Interactive Media & Services – 6.7%
195,240	Alphabet, Inc., Class C	55,022,537
34,706	Meta Platforms, Inc., Class A	22,501,635
14,370	Reddit, Inc., Class A*	3,002,611

		80,526,783

Leisure Products – 0.0%
6,246	Brunswick Corp.	412,923

Life Sciences Tools & Services – 0.3%
5,364	Medpace Holdings, Inc.*	3,137,457

Machinery – 1.4%
103,197	Mueller Industries, Inc.	10,925,466
12,736	Oshkosh Corp.	1,570,222
3,385	Parker-Hannifin Corp.	2,616,030
4,826	Snap-on, Inc.	1,619,364

		16,731,082

Marine Transportation – 0.5%
62,133	Kirby Corp.*	6,429,523

Media – 1.0%
117,919	Fox Corp., Class A	7,623,463
24,857	Fox Corp., Class B	1,451,898
9,507	New York Times Co. (The), Class A	541,804
13,159	Nexstar Media Group, Inc.	2,575,611

		12,192,776

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 1.8%
191,867	Freeport-McMoRan, Inc.	$8,000,854
95,157	Southern Copper Corp. (Mexico)	13,207,791

		21,208,645

Oil, Gas & Consumable Fuels – 1.7%
46,867	Antero Resources Corp.*	1,448,659
116,737	Chevron Corp.	18,411,760

		19,860,419

Passenger Airlines – 0.9%
99,170	Delta Air Lines, Inc.	5,690,374
186,836	Southwest Airlines Co.	5,661,131

		11,351,505

Pharmaceuticals – 4.2%
196,341	Bristol-Myers Squibb Co.	9,045,430
18,578	Eli Lilly & Co.	16,030,213
79,097	Johnson & Johnson	14,939,050
71,946	Zoetis, Inc.	10,366,699

		50,381,392

Professional Services – 1.3%
13,150	CACI International, Inc., Class A*	7,393,587
6,107	Equifax, Inc.	1,289,188
6,202	Parsons Corp.*	515,635
76,135	SS&C Technologies Holdings, Inc.	6,465,384

		15,663,794

Real Estate Management & Development – 0.0%
5,030	Zillow Group, Inc., Class C*	377,149

Residential REITs – 0.1%
17,364	Camden Property Trust REIT	1,727,371

Semiconductors & Semiconductor Equipment – 14.8%
130,316	Broadcom, Inc.	48,168,703
54,035	Enphase Energy, Inc.*	1,648,608
9,218	Lattice Semiconductor Corp.*	672,545
23,569	Microchip Technology, Inc.	1,471,177
8,527	Micron Technology, Inc.	1,908,087
533,314	NVIDIA Corp.	107,990,752
93,499	Texas Instruments, Inc.	15,096,348

		176,956,220

Software – 12.5%
60,716	Dolby Laboratories, Inc., Class A	4,026,685
75,588	Fortinet, Inc.*	6,533,071
6,542	Intuit, Inc.	4,367,112
176,257	Microsoft Corp.	91,267,637
74,586	Oracle Corp.	19,587,029
19,499	Palantir Technologies, Inc., Class A*	3,908,965
12,017	Palo Alto Networks, Inc.*	2,646,624
19,952	Samsara, Inc., Class A*	801,472
17,269	ServiceNow, Inc.*	15,875,046

		149,013,641

Specialized REITs – 1.8%
5,477	Digital Realty Trust, Inc. REIT	933,336
17,017	Equinix, Inc. REIT	14,396,552

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
6,750	Public Storage REIT	$1,880,280
171,135	Weyerhaeuser Co. REIT	3,936,105

		21,146,273

Specialty Retail – 1.2%
518	AutoZone, Inc.*	1,903,355
1,038	Carvana Co.*	318,188
510	Lithia Motors, Inc.	160,181
82,672	TJX Cos., Inc. (The)	11,585,654

		13,967,378

Technology Hardware, Storage & Peripherals – 5.9%
259,695	Apple, Inc.	70,213,737

Textiles, Apparel & Luxury Goods – 0.3%
34,626	Birkenstock Holding PLC (Germany)*	1,381,924
6,812	Ralph Lauren Corp.	2,177,524

		3,559,448

Tobacco – 1.2%
96,205	Philip Morris International, Inc.	13,885,268

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – 0.1%
10,340	FTAI Aviation Ltd.	$1,787,786

Wireless Telecommunication Services – 1.0%
56,425	T-Mobile US, Inc.	11,852,071

TOTAL INVESTMENTS – 99.0% (Cost $800,296,548)		$1,183,921,016

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		11,582,361

NET ASSETS – 100.0%		$1,195,503,377

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	23	12/19/25	$7,905,100	$262,403

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities October 31, 2025

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Assets:
Investments in unaffiliated issuers, at value (cost $837,828,298, $509,072,674 and $448,633,978, respectively)(a)	$1,648,326,823	$557,613,021	$510,572,692
Investments in affiliated issuers, at value (cost $–, $2,291,221 and $2,766,768, respectively)	—	2,291,221	2,766,768
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	2,990,120
Cash	8,103,025	8,589,610	7,805,453
Receivables:
Fund shares sold	587,502	559,532	275,070
Dividends	418,239	552,896	102,353
Collateral on certain derivative contracts	180,384	648,168	682,842
Reimbursement from investment adviser	19,546	19,025	20,229
Investments sold	—	—	10,020,768
Securities lending income	—	9	6,277
Variation margin on futures contracts	7,400	27,750	52,195
Other assets	69,014	77,672	77,453

Total assets	1,657,711,933	570,378,904	535,372,220

Liabilities:
Payables:
Fund shares redeemed	812,533	762,107	541,991
Management fees	358,169	128,903	183,681
Custody, accounting and administrative services	138,336	43,553	31,676
Distribution and Service fees and Transfer Agency fees	107,449	25,064	19,587
Payable upon return of securities loaned	—	—	2,990,120
Investments purchased	—	—	9,973,561
Accrued expenses	77,099	62,816	63,327

Total liabilities	1,493,586	1,022,443	13,803,943

Net Assets:
Paid-in capital	734,713,168	486,522,775	411,659,777
Total distributable earnings	921,505,179	82,833,686	109,908,500

NET ASSETS	$1,656,218,347	$569,356,461	$521,568,277
Net Assets:
Class A	$265,554,585	$51,278,311	$31,250,626
Class C	21,120,840	6,973,346	4,228,019
Institutional	322,390,580	43,489,233	143,643,978
Service	30,177,102	2,744,043	1,108,134
Investor	209,503,998	60,932,823	60,556,308
Class R6	678,450,592	351,590,044	91,463,578
Class R	33,318,996	4,501,157	4,575,175
Class P	95,701,654	47,847,504	184,742,459
Total Net Assets	$1,656,218,347	$569,356,461	$521,568,277
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,311,285	2,011,790	1,067,041
Class C	873,373	277,365	194,135
Institutional	8,029,892	1,709,474	4,571,147
Service	873,229	106,881	39,033
Investor	5,903,357	2,404,277	2,078,269
Class R6	16,925,715	13,824,260	2,910,179
Class R	997,719	178,470	163,159
Class P	2,389,827	1,882,545	5,880,918
Net asset value, offering and redemption price per share:(b)
Class A	$36.32	$25.49	$29.29
Class C	24.18	25.14	21.78
Institutional	40.15	25.44	31.42
Service	34.56	25.67	28.39
Investor	35.49	25.34	29.14
Class R6	40.08	25.43	31.43
Class R	33.40	25.22	28.04
Class P	40.05	25.42	31.41

(a)	Includes loaned securities having a market value of $–, $– and $2,995,035 for Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund is $38.43, $26.97 and $30.99, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) October 31, 2025

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Assets:
Investments in unaffiliated issuers, at value (cost $140,432,084, $754,421,384 and $800,296,548, respectively)(a)	$169,688,536	$829,827,131	$1,183,921,016
Investments in affiliated issuers, at value (cost $873,895, $592 and $–, respectively)	873,895	592	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,758,974	4,832,198	—
Cash	2,572,080	12,613,696	10,802,378
Receivables:
Investments sold	3,284,394	—	—
Fund shares sold	427,472	2,444,822	674,402
Collateral on certain derivative contracts	203,163	911,728	491,440
Dividends	21,900	240,302	814,013
Reimbursement from investment adviser	14,222	19,599	17,430
Securities lending income	4,196	18,585	—
Foreign tax reclaims	—	4,271	—
Variation margin on futures contracts	40,005	186,689	21,275
Other assets	45,095	45,358	66,479

Total assets	178,933,932	851,144,971	1,196,808,433

Liabilities:
Payables:
Investments purchased	3,425,588	—	—
Payable upon return of securities loaned	1,758,974	4,832,198	—
Management fees	60,939	299,863	264,649
Custody, accounting and administrative services	56,657	36,021	94,434
Fund shares redeemed	19,892	471,665	779,186
Distribution and Service fees and Transfer Agency fees	13,409	42,227	90,254
Accrued expenses	329,049	110,121	76,533

Total liabilities	5,664,508	5,792,095	1,305,056

Net Assets:
Paid-in capital	135,478,645	730,335,710	683,718,329
Total distributable earnings	37,790,779	115,017,166	511,785,048

NET ASSETS	$173,269,424	$845,352,876	$1,195,503,377
Net Assets:
Class A	$37,172,554	$111,485,641	$378,225,258
Class C	2,521,531	1,900,525	12,877,629
Institutional	56,606,156	281,600,508	329,497,871
Service	—	—	2,752,149
Investor	22,340,955	92,179,724	54,348,652
Class R6	15,463,605	301,457,235	40,871,448
Class R	8,629,313	19,951,053	9,042,772
Class P	30,535,310	36,778,190	367,887,598
Total Net Assets	$173,269,424	$845,352,876	$1,195,503,377
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,927,647	3,118,467	5,273,396
Class C	81,363	133,995	221,860
Institutional	1,776,685	4,679,916	4,344,563
Service	—	—	38,739
Investor	1,035,383	2,593,115	773,343
Class R6	484,259	5,011,254	539,654
Class R	528,856	585,938	129,606
Class P	956,761	611,485	4,856,683
Net asset value, offering and redemption price per share:(b)
Class A	$19.28	$35.75	$71.72
Class C	30.99	14.18	58.04
Institutional	31.86	60.17	75.84
Service	—	—	71.04
Investor	21.58	35.55	70.28
Class R6	31.93	60.16	75.74
Class R	16.32	34.05	69.77
Class P	31.92	60.15	75.75

(a)	Includes loaned securities having a market value of $1,787,662, $4,691,089 and $– for Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund is $20.40, $37.83 and $75.89, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2025

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $– and $19,129, respectively)	$8,286,639	$10,136,442	$6,689,905

Dividends — affiliated issuers	61,043	87,223	88,402

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	359	70	80,928

Total Investment Income	8,348,041	10,223,735	6,859,235

Expenses:

Management fees	7,452,069	2,723,628	3,568,361

Transfer Agency fees(a)	1,055,479	307,765	249,687

Distribution and/or Service (12b-1) fees(a)	988,297	217,536	129,892

Custody, accounting and administrative services	157,623	78,814	83,121

Registration fees	130,845	112,193	108,752

Professional fees	116,578	116,724	117,091

Shareholder Administration fees — Service Shares	67,824	6,620	2,426

Service fees — Class C	51,970	19,223	10,463

Printing and mailing costs	43,852	33,096	39,378

Trustee fees	30,259	28,503	28,293

Other	23,653	15,034	12,653

Total expenses	10,118,449	3,659,136	4,350,117

Less — expense reductions	(445,796)	(366,446)	(375,094)

Net expenses	9,672,653	3,292,690	3,975,023

NET INVESTMENT INCOME (LOSS)	(1,324,612)	6,931,045	2,884,212

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	121,186,778	34,900,491	46,330,812

Futures contracts	(1,725,178)	(668,513)	2,514,983

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	232,986,893	11,198,375	22,421,785

Futures contracts	(3,412)	287,769	130,587

Net realized and unrealized gain	352,445,081	45,718,122	71,398,167

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$351,120,469	$52,649,167	$74,282,379

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Large Cap Growth Insights Fund	$597,345	$155,910	$67,824	$167,218	$358,409	$31,182	$114,372	$10,852	$285,778	$180,621	$50,166	$24,099
Large Cap Value Insights Fund	130,813	57,668	6,620	22,435	78,488	11,534	17,565	1,059	85,723	92,945	6,730	13,721
Small Cap Equity Insights Fund	74,463	31,387	2,427	21,615	44,678	6,277	49,632	388	71,772	24,215	6,485	46,240

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations (continued) For the Fiscal Year Ended October 31, 2025

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $4,496, $17,585 and $–, respectively)	$1,049,518	$19,706,159	$13,927,103

Dividends — affiliated issuers	37,300	23,866	12,235

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	36,023	266,127	2

Total Investment Income	1,122,841	19,996,152	13,939,340

Expenses:

Management fees	1,139,487	6,870,245	5,688,172

Distribution and/or Service (12b-1) fees(a)	138,174	387,114	1,022,733

Transfer Agency fees(a)	122,558	552,668	873,258

Registration fees	97,842	120,201	112,231

Professional fees	96,679	122,393	117,940

Trustee fees	27,713	31,425	21,081

Custody, accounting and administrative services	26,498	111,560	124,484

Printing and mailing costs	15,000	67,214	42,881

Service fees — Class C	6,490	5,835	33,014

Shareholder Administration fees — Service Shares	—	—	6,786

Other	6,339	27,284	19,077

Total expenses	1,676,780	8,295,939	8,061,657

Less — expense reductions	(265,700)	(446,621)	(393,982)

Net expenses	1,411,080	7,849,318	7,667,675

NET INVESTMENT INCOME (LOSS)	(288,239)	12,146,834	6,271,665

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	13,906,095	34,634,006	124,825,104

Futures contracts	146,677	(319,781)	1,799,424

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	14,134,419	14,018,016	72,104,521

Futures contracts	30,401	179,500	262,403

Net realized and unrealized gain	28,217,592	48,511,741	198,991,452

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,929,353	$60,658,575	$205,263,117

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Insights Fund	$85,862	$19,469	$–	$32,843	$51,518	$3,894	$16,923	$–	$29,230	$3,023	$9,853	$8,117
Small Cap Value Insights Fund	270,928	17,505	–	98,681	162,557	3,501	118,502	–	136,101	90,475	29,604	11,928
U.S. Equity Insights Fund	875,703	99,042	6,786	41,202	525,424	19,809	123,254	1,086	81,072	9,947	12,361	100,305

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Large Cap Growth Insights Fund		Large Cap Value Insights Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income (loss)	$(1,324,612)	$(814,895)	$6,931,045	$4,838,226

Net realized gain	119,461,600	156,890,785	34,231,978	55,864,707

Net change in unrealized gain	232,983,481	278,777,971	11,486,144	38,748,027

Net increase in net assets resulting from operations	351,120,469	434,853,861	52,649,167	99,450,960

Distributions to shareholders:

From distributable earnings:

Class A Shares	(27,772,194)	(14,187,844)	(7,059,610)	(1,802,551)

Class C Shares	(4,197,853)	(2,314,652)	(1,028,947)	(230,118)

Institutional Shares	(30,387,092)	(16,404,919)	(5,960,791)	(1,628,893)

Service Shares	(3,608,408)	(1,787,395)	(341,582)	(76,799)

Investor Shares	(23,328,723)	(10,083,585)	(8,104,589)	(2,282,761)

Class R6 Shares	(56,199,055)	(25,995,687)	(31,210,508)	(5,935,102)

Class R Shares	(4,309,845)	(2,110,858)	(632,407)	(138,695)

Class P Shares	(8,568,200)	(3,665,774)	(6,173,357)	(1,514,351)

Total distributions to shareholders	(158,371,370)	(76,550,714)	(60,511,791)	(13,609,270)

From share transactions:

Proceeds from sales of shares	406,553,134	243,985,250	226,027,376	29,694,495

Reinvestment of distributions	144,211,547	69,201,464	58,840,315	13,165,028

Cost of shares redeemed	(409,277,628)	(344,662,267)	(91,806,671)	(115,626,004)

Net increase (decrease) in net assets resulting from share transactions	141,487,053	(31,475,553)	193,061,020	(72,766,481)

TOTAL INCREASE	334,236,152	326,827,594	185,198,396	13,075,209

Net Assets:

Beginning of year	$1,321,982,195	$995,154,601	$384,158,065	$371,082,856

End of year	$1,656,218,347	$1,321,982,195	$569,356,461	$384,158,065

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Small Cap Growth Insights Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income (loss)	$2,884,212	$1,974,166	$(288,239)	$(350,184)

Net realized gain	48,845,795	78,073,820	14,052,772	22,127,241

Net change in unrealized gain	22,552,372	52,725,745	14,164,820	17,322,151

Net increase in net assets resulting from operations	74,282,379	132,773,731	27,929,353	39,099,208

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,838,546)	(117,628)	(342,765)	–

Class C Shares	(723,886)	–	–	–

Institutional Shares	(14,615,795)	(824,051)	(297,652)	–

Service Shares	(118,634)	(8,429)	–	–

Investor Shares	(5,709,456)	(239,907)	(195,811)	–

Class R6 Shares	(9,260,127)	(812,645)	(72,234)	–

Class R Shares	(510,282)	–	(39,647)	–

Class P Shares	(16,118,833)	(1,069,929)	(216,902)	–

Total distributions to shareholders	(50,895,559)	(3,072,589)	(1,165,011)	–

From share transactions:

Proceeds from sales of shares	139,102,377	108,187,255	51,504,974	30,545,864

Reinvestment of distributions	50,382,836	3,025,536	1,082,797	–

Cost of shares redeemed	(124,281,047)	(132,061,957)	(33,481,813)	(30,649,060)

Net increase (decrease) in net assets resulting from share transactions	65,204,166	(20,849,166)	19,105,958	(103,196)

TOTAL INCREASE	88,590,986	108,851,976	45,870,300	38,996,012

Net Assets:

Beginning of year	$432,977,291	$324,125,315	$127,399,124	$88,403,112

End of year	$521,568,277	$432,977,291	$173,269,424	$127,399,124

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Insights Fund		U.S. Equity Insights Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$12,146,834	$9,756,304	$6,271,665	$4,534,576

Net realized gain	34,314,225	149,290,609	126,624,528	152,577,888

Net change in unrealized gain	14,197,516	117,460,555	72,366,924	170,266,868

Net increase in net assets resulting from operations	60,658,575	276,507,468	205,263,117	327,379,332

Distributions to shareholders:

From distributable earnings:

Class A Shares	(24,172,418)	(2,135,387)	(49,566,565)	(7,596,194)

Class C Shares	(1,183,300)	(86,314)	(2,352,799)	(342,909)

Institutional Shares	(47,220,586)	(4,379,286)	(42,023,240)	(7,331,833)

Service Shares	–	–	(413,236)	(136,245)

Investor Shares	(20,457,778)	(1,665,993)	(7,537,857)	(1,360,524)

Class R6 Shares	(45,628,858)	(4,104,364)	(4,336,845)	(654,438)

Class R Shares	(4,592,653)	(324,677)	(1,141,000)	(169,826)

Class P Shares	(7,733,635)	(804,361)	(46,268,704)	(7,532,922)

Total distributions to shareholders	(150,989,228)	(13,500,382)	(153,640,246)	(25,124,891)

From share transactions:

Proceeds from sales of shares	187,618,135	225,980,431	122,395,833	84,526,269

Reinvestment of distributions	148,580,117	13,072,090	150,523,383	24,656,944

Cost of shares redeemed	(368,841,528)	(359,344,327)	(212,111,313)	(185,971,937)

Net increase (decrease) in net assets resulting from share transactions	(32,643,276)	(120,291,806)	60,807,903	(76,788,724)

TOTAL INCREASE (DECREASE)	(122,973,929)	142,715,280	112,430,774	225,465,717

Net Assets:

Beginning of year	$968,326,805	$825,611,525	$1,083,072,603	$857,606,886

End of year	$845,352,876	$968,326,805	$1,195,503,377	$1,083,072,603

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$32.25	$23.95	$25.20	$48.76		$37.63

Net investment income (loss)(a)	(0.11)	(0.09)	(0.04)	0.03	(b)	(0.09)

Net realized and unrealized gain (loss)	8.11	10.33	2.88	(8.25)		15.02

Total from investment operations	8.00	10.24	2.84	(8.22)		14.93

Distributions to shareholders from net investment income	–	–	(0.02)	–		–

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(3.93)	(1.94)	(4.09)	(15.34)		(3.80)

Net asset value, end of year	$36.32	$32.25	$23.95	$25.20		$48.76

Total Return(c)	26.60%	45.00%	13.11%	(24.27)%		42.69%

Net assets, end of year (in 000’s)	$265,555	$224,690	$177,858	$211,454		$336,453

Ratio of net expenses to average net assets	0.91%	0.89%	0.96%	0.92%		0.91%

Ratio of total expenses to average net assets	0.94%	0.92%	1.00%	0.96%		0.94%

Ratio of net investment income (loss) to average net assets	(0.34)%	(0.30)%	(0.17)%	0.10	%(b)	(0.21)%

Portfolio turnover rate(d)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$22.81	$17.56	$19.65	$41.64		$32.87

Net investment loss(a)	(0.23)	(0.21)	(0.16)	(0.15	)(b)	(0.35)

Net realized and unrealized gain (loss)	5.53	7.40	2.14	(6.50)		12.92

Total from investment operations	5.30	7.19	1.98	(6.65)		12.57

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Net asset value, end of year	$24.18	$22.81	$17.56	$19.65		$41.64

Total Return(c)	25.63%	43.92%	12.28%	(24.84)%		41.59%

Net assets, end of year (in 000’s)	$21,121	$24,488	$21,113	$26,260		$47,078

Ratio of net expenses to average net assets	1.66%	1.64%	1.71%	1.67%		1.66%

Ratio of total expenses to average net assets	1.69%	1.67%	1.75%	1.71%		1.69%

Ratio of net investment loss to average net assets	(1.09)%	(1.04)%	(0.91)%	(0.64	)%(b)	(0.96)%

Portfolio turnover rate(d)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$35.17	$25.90	$26.92	$50.98		$39.16

Net investment income(a)	0.01	0.02	0.05	0.21	(b)	0.07

Net realized and unrealized gain (loss)	8.92	11.21	3.10	(8.85)		15.66

Total from investment operations	8.93	11.23	3.15	(8.64)		15.73

Distributions to shareholders from net investment income	(0.02)	(0.02)	(0.10)	(0.08)		(0.11)

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(3.95)	(1.96)	(4.17)	(15.42)		(3.91)

Net asset value, end of year	$40.15	$35.17	$25.90	$26.92		$50.98

Total Return(c)	27.07%	45.56%	13.51%	(24.00)%		43.18%

Net assets, end of year (in 000’s)	$322,391	$276,974	$221,330	$295,292		$893,602

Ratio of net expenses to average net assets	0.55%	0.53%	0.59%	0.55%		0.54%

Ratio of total expenses to average net assets	0.58%	0.56%	0.63%	0.59%		0.57%

Ratio of net investment income to average net assets	0.02%	0.06%	0.20%	0.64	%(b)	0.16%

Portfolio turnover rate(d)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Service Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$30.90	$23.04	$24.42	$47.77		$36.98

Net investment loss(a)	(0.15)	(0.12)	(0.07)	–	(b)(c)	(0.14)

Net realized and unrealized gain (loss)	7.74	9.92	2.77	(8.01)		14.73

Total from investment operations	7.59	9.80	2.70	(8.01)		14.59

Distributions to shareholders from net investment income	–	–	(0.01)	–		–

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(3.93)	(1.94)	(4.08)	(15.34)		(3.80)

Net asset value, end of year	$34.56	$30.90	$23.04	$24.42		$47.77

Total Return(d)	26.42%	44.86%	12.91%	(24.36)%		42.50%

Net assets, end of year (in 000’s)	$30,177	$28,807	$21,347	$19,093		$34,280

Ratio of net expenses to average net assets	1.05%	1.03%	1.09%	1.05%		1.04%

Ratio of total expenses to average net assets	1.08%	1.06%	1.13%	1.09%		1.07%

Ratio of net investment income (loss) to average net assets	(0.48)%	(0.45)%	(0.33)%	0.01	%(b)	(0.34)%

Portfolio turnover rate(e)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$31.52	$23.39	$24.70	$48.07		$37.12

Net investment income (loss)(a)	(0.03)	(0.02)	0.01	0.11	(b)	0.02

Net realized and unrealized gain (loss)	7.93	10.09	2.82	(8.09)		14.80

Total from investment operations	7.90	10.07	2.83	(7.98)		14.82

Distributions to shareholders from net investment income	–	–	(0.07)	(0.05)		(0.07)

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(3.93)	(1.94)	(4.14)	(15.39)		(3.87)

Net asset value, end of year	$35.49	$31.52	$23.39	$24.70		$48.07

Total Return(c)	26.93%	45.38%	13.41%	(24.10)%		43.03%

Net assets, end of year (in 000’s)	$209,504	$192,124	$131,787	$137,645		$271,096

Ratio of net expenses to average net assets	0.66%	0.64%	0.71%	0.67%		0.66%

Ratio of total expenses to average net assets	0.69%	0.67%	0.75%	0.71%		0.69%

Ratio of net investment income (loss) to average net assets	(0.09)%	(0.06)%	0.06%	0.36	%(b)	0.04%

Portfolio turnover rate(d)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$35.12	$25.86	$26.90	$50.95		$39.14

Net investment income(a)	0.01	0.02	0.04	0.15	(b)	0.08

Net realized and unrealized gain (loss)	8.90	11.21	3.10	(8.76)		15.65

Total from investment operations	8.91	11.23	3.14	(8.61)		15.73

Distributions to shareholders from net investment income	(0.02)	(0.03)	(0.11)	(0.10)		(0.12)

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(3.95)	(1.97)	(4.18)	(15.44)		(3.92)

Net asset value, end of year	$40.08	$35.12	$25.86	$26.90		$50.95

Total Return(c)	27.07%	45.56%	13.50%	(23.97)%		43.19%

Net assets, end of year (in 000’s)	$678,451	$465,405	$347,130	$225,067		$295,157

Ratio of net expenses to average net assets	0.54%	0.52%	0.58%	0.54%		0.53%

Ratio of total expenses to average net assets	0.57%	0.55%	0.62%	0.58%		0.56%

Ratio of net investment income to average net assets	0.03%	0.07%	0.18%	0.48	%(b)	0.17%

Portfolio turnover rate(d)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$30.01	$22.45	$23.91	$47.14		$36.58

Net investment loss(a)	(0.17)	(0.15)	(0.10)	(0.05	)(b)	(0.19)

Net realized and unrealized gain (loss)	7.49	9.65	2.71	(7.84)		14.55

Total from investment operations	7.32	9.50	2.61	(7.89)		14.36

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Net asset value, end of year	$33.40	$30.01	$22.45	$23.91		$47.14

Total Return(c)	26.28%	44.69%	12.80%	(24.46)%		42.33%

Net assets, end of year (in 000’s)	$33,319	$33,157	$25,326	$22,666		$30,111

Ratio of net expenses to average net assets	1.16%	1.14%	1.21%	1.17%		1.16%

Ratio of total expenses to average net assets	1.19%	1.17%	1.25%	1.21%		1.19%

Ratio of net investment loss to average net assets	(0.59)%	(0.56)%	(0.44)%	(0.17	)%(b)	(0.46)%

Portfolio turnover rate(d)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Growth Insights Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$35.09	$25.84	$26.87	$50.93		$39.12

Net investment income(a)	0.01	0.02	0.05	0.15	(b)	0.07

Net realized and unrealized gain (loss)	8.90	11.20	3.10	(8.78)		15.66

Total from investment operations	8.91	11.22	3.15	(8.63)		15.73

Distributions to shareholders from net investment income	(0.02)	(0.03)	(0.11)	(0.09)		(0.12)

Distributions to shareholders from net realized gains	(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(3.95)	(1.97)	(4.18)	(15.43)		(3.92)

Net asset value, end of year	$40.05	$35.09	$25.84	$26.87		$50.93

Total Return(c)	27.09%	45.55%	13.55%	(24.00)%		43.21%

Net assets, end of year (in 000’s)	$95,702	$76,336	$49,264	$53,467		$78,307

Ratio of net expenses to average net assets	0.54%	0.52%	0.58%	0.54%		0.53%

Ratio of total expenses to average net assets	0.57%	0.55%	0.62%	0.58%		0.56%

Ratio of net investment income to average net assets	0.03%	0.06%	0.19%	0.47	%(b)	0.17%

Portfolio turnover rate(d)	209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$26.15	$20.74	$21.53	$27.15		$19.23

Net investment income(a)	0.25	0.25	0.26	0.24	(b)	0.22	(c)

Net realized and unrealized gain (loss)	2.50	5.97	(0.33)	(1.47)		7.98

Total from investment operations	2.75	6.22	(0.07)	(1.23)		8.20

Distributions to shareholders from net investment income	(0.22)	(0.28)	(0.26)	(0.24)		(0.28)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.41)	(0.81)	(0.72)	(4.39)		(0.28)

Net asset value, end of year	$25.49	$26.15	$20.74	$21.53		$27.15

Total Return(d)	11.43%	30.56%	(0.47)%	(5.42)%		42.87%

Net assets, end of year (in 000’s)	$51,278	$54,521	$47,338	$55,887		$62,575

Ratio of net expenses to average net assets	0.92%	0.92%	0.93%	0.93%		0.93%

Ratio of total expenses to average net assets	0.99%	1.02%	1.02%	1.01%		1.03%

Ratio of net investment income to average net assets	1.03%	1.04%	1.21%	1.04	%(b)	0.87	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$25.84	$20.51	$21.29	$26.90		$19.05

Net investment income(a)	0.07	0.07	0.10	0.07	(b)	0.04	(c)

Net realized and unrealized gain (loss)	2.47	5.89	(0.33)	(1.46)		7.91

Total from investment operations	2.54	5.96	(0.23)	(1.39)		7.95

Distributions to shareholders from net investment income	(0.05)	(0.10)	(0.09)	(0.07)		(0.10)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.24)	(0.63)	(0.55)	(4.22)		(0.10)

Net asset value, end of year	$25.14	$25.84	$20.51	$21.29		$26.90

Total Return(d)	10.60%	29.57%	(1.20)%	(6.14)%		41.85%

Net assets, end of year (in 000’s)	$6,973	$8,317	$7,544	$8,955		$10,713

Ratio of net expenses to average net assets	1.67%	1.67%	1.68%	1.68%		1.68%

Ratio of total expenses to average net assets	1.74%	1.77%	1.77%	1.76%		1.78%

Ratio of net investment income to average net assets	0.28%	0.29%	0.46%	0.32	%(b)	0.16	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$26.11	$20.70	$21.49	$27.11		$19.20

Net investment income(a)	0.33	0.34	0.34	0.32	(b)	0.31	(c)

Net realized and unrealized gain (loss)	2.50	5.96	(0.33)	(1.47)		7.97

Total from investment operations	2.83	6.30	0.01	(1.15)		8.28

Distributions to shareholders from net investment income	(0.31)	(0.36)	(0.34)	(0.32)		(0.37)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.50)	(0.89)	(0.80)	(4.47)		(0.37)

Net asset value, end of year	$25.44	$26.11	$20.70	$21.49		$27.11

Total Return(d)	11.81%	31.07%	(0.10)%	(5.08)%		43.40%

Net assets, end of year (in 000’s)	$43,489	$44,596	$74,799	$93,154		$114,706

Ratio of net expenses to average net assets	0.56%	0.56%	0.57%	0.56%		0.56%

Ratio of total expenses to average net assets	0.63%	0.66%	0.66%	0.64%		0.66%

Ratio of net investment income to average net assets	1.39%	1.41%	1.58%	1.43	%(b)	1.26	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Service Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$26.32	$20.87	$21.66	$27.28		$19.32

Net investment income(a)	0.22	0.22	0.24	0.21	(b)	0.19	(c)

Net realized and unrealized gain (loss)	2.51	6.00	(0.35)	(1.48)		8.02

Total from investment operations	2.73	6.22	(0.11)	(1.27)		8.21

Distributions to shareholders from net investment income	(0.19)	(0.24)	(0.22)	(0.20)		(0.25)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.38)	(0.77)	(0.68)	(4.35)		(0.25)

Net asset value, end of year	$25.67	$26.32	$20.87	$21.66		$27.28

Total Return(d)	11.24%	30.39%	(0.62)%	(5.55)%		42.68%

Net assets, end of year (in 000’s)	$2,744	$2,547	$2,092	$3,756		$6,769

Ratio of net expenses to average net assets	1.06%	1.06%	1.07%	1.06%		1.06%

Ratio of total expenses to average net assets	1.13%	1.16%	1.16%	1.14%		1.16%

Ratio of net investment income to average net assets	0.89%	0.89%	1.11%	0.93	%(b)	0.76	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$26.02	$20.64	$21.43	$27.04		$19.15

Net investment income(a)	0.31	0.31	0.32	0.30	(b)	0.28	(c)

Net realized and unrealized gain (loss)	2.48	5.94	(0.34)	(1.47)		7.95

Total from investment operations	2.79	6.25	(0.02)	(1.17)		8.23

Distributions to shareholders from net investment income	(0.28)	(0.34)	(0.31)	(0.29)		(0.34)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.47)	(0.87)	(0.77)	(4.44)		(0.34)

Net asset value, end of year	$25.34	$26.02	$20.64	$21.43		$27.04

Total Return(d)	11.68%	30.88%	(0.22)%	(5.17)%		43.24%

Net assets, end of year (in 000’s)	$60,933	$61,032	$55,448	$74,490		$91,133

Ratio of net expenses to average net assets	0.67%	0.67%	0.68%	0.68%		0.68%

Ratio of total expenses to average net assets	0.74%	0.77%	0.78%	0.76%		0.78%

Ratio of net investment income to average net assets	1.29%	1.29%	1.47%	1.31	%(b)	1.13	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$26.10	$20.70	$21.49	$27.11		$19.20

Net investment income(a)	0.34	0.34	0.34	0.32	(b)	0.31	(c)

Net realized and unrealized gain (loss)	2.49	5.95	(0.33)	(1.47)		7.98

Total from investment operations	2.83	6.29	0.01	(1.15)		8.29

Distributions to shareholders from net investment income	(0.31)	(0.36)	(0.34)	(0.32)		(0.38)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.50)	(0.89)	(0.80)	(4.47)		(0.38)

Net asset value, end of year	$25.43	$26.10	$20.70	$21.49		$27.11

Total Return(d)	11.83%	31.05%	(0.09)%	(5.07)%		43.42%

Net assets, end of year (in 000’s)	$351,590	$162,504	$138,745	$82,457		$79,348

Ratio of net expenses to average net assets	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.62%	0.65%	0.65%	0.63%		0.65%

Ratio of net investment income to average net assets	1.40%	1.40%	1.58%	1.43	%(b)	1.26	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$25.91	$20.56	$21.35	$26.96		$19.09

Net investment income(a)	0.19	0.19	0.21	0.18	(b)	0.16	(c)

Net realized and unrealized gain (loss)	2.47	5.91	(0.34)	(1.46)		7.93

Total from investment operations	2.66	6.10	(0.13)	(1.28)		8.09

Distributions to shareholders from net investment income	(0.16)	(0.22)	(0.20)	(0.18)		(0.22)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.35)	(0.75)	(0.66)	(4.33)		(0.22)

Net asset value, end of year	$25.22	$25.91	$20.56	$21.35		$26.96

Total Return(d)	11.13%	30.26%	(0.73)%	(5.66)%		42.57%

Net assets, end of year (in 000’s)	$4,501	$4,875	$3,313	$4,764		$5,450

Ratio of net expenses to average net assets	1.17%	1.17%	1.18%	1.18%		1.18%

Ratio of total expenses to average net assets	1.24%	1.27%	1.28%	1.26%		1.28%

Ratio of net investment income to average net assets	0.80%	0.77%	0.98%	0.81	%(b)	0.64	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Insights Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$26.09	$20.69	$21.48	$27.10		$19.19

Net investment income(a)	0.34	0.34	0.34	0.32	(b)	0.30	(c)

Net realized and unrealized gain (loss)	2.49	5.95	(0.33)	(1.47)		7.99

Total from investment operations	2.83	6.29	0.01	(1.15)		8.29

Distributions to shareholders from net investment income	(0.31)	(0.36)	(0.34)	(0.32)		(0.38)

Distributions to shareholders from net realized gains	(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(3.50)	(0.89)	(0.80)	(4.47)		(0.38)

Net asset value, end of year	$25.42	$26.09	$20.69	$21.48		$27.10

Total Return(d)	11.83%	31.06%	(0.09)%	(5.07)%		43.44%

Net assets, end of year (in 000’s)	$47,848	$45,765	$41,804	$47,406		$46,078

Ratio of net expenses to average net assets	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.62%	0.65%	0.65%	0.63%		0.65%

Ratio of net investment income to average net assets	1.40%	1.40%	1.58%	1.42	%(b)	1.23	%(c)

Portfolio turnover rate(e)	213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$28.71		$20.59	$21.70		$35.35		$22.96

Net investment income (loss)(a)	0.09	(b)	0.04	0.10	(c)	0.05	(d)	(0.04)

Net realized and unrealized gain (loss)	4.04		8.18	(1.11)		(5.10)		12.48

Total from investment operations	4.13		8.22	(1.01)		(5.05)		12.44

Distributions to shareholders from net investment income	(0.24)		(0.10)	(0.10)		–		(0.05)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.55)		(0.10)	(0.10)		(8.60)		(0.05)

Net asset value, end of year	$29.29		$28.71	$20.59		$21.70		$35.35

Total Return(e)	15.25%		40.03%	(4.64)%		(17.64)%		54.23%

Net assets, end of year (in 000’s)	$31,251		$31,573	$23,791		$33,325		$44,195

Ratio of net expenses to average net assets	1.20%		1.20%	1.21%		1.21%		1.21%

Ratio of total expenses to average net assets	1.29%		1.29%	1.30%		1.29%		1.29%

Ratio of net investment income (loss) to average net assets	0.33	%(b)	0.17%	0.43	%(c)	0.22	%(d)	(0.13)%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$22.22		$15.99	$16.89		$29.67		$19.39

Net investment loss(a)	(0.08	)(b)	(0.12)	(0.05	)(c)	(0.10	)(d)	(0.24)

Net realized and unrealized gain (loss)	3.06		6.35	(0.85)		(4.08)		10.52

Total from investment operations	2.98		6.23	(0.90)		(4.18)		10.28

Distributions to shareholders from net investment income	(0.11)		–	–		–		–

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.42)		–	–		(8.60)		–

Net asset value, end of year	$21.78		$22.22	$15.99		$16.89		$29.67

Total Return(e)	14.37%		38.96%	(5.33)%		(18.24)%		53.02%

Net assets, end of year (in 000’s)	$4,228		$4,744	$3,749		$5,093		$7,503

Ratio of net expenses to average net assets	1.95%		1.95%	1.96%		1.96%		1.96%

Ratio of total expenses to average net assets	2.04%		2.04%	2.05%		2.04%		2.04%

Ratio of net investment loss to average net assets	(0.42	)%(b)	(0.58)%	(0.32	)%(c)	(0.53	)%(d)	(0.88)%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$30.55		$21.91	$23.09		$36.92		$23.98

Net investment income(a)	0.20	(b)	0.15	0.19	(c)	0.15	(d)	0.09

Net realized and unrealized gain (loss)	4.31		8.69	(1.18)		(5.38)		13.00

Total from investment operations	4.51		8.84	(0.99)		(5.23)		13.09

Distributions to shareholders from net investment income	(0.33)		(0.20)	(0.19)		–		(0.15)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.64)		(0.20)	(0.19)		(8.60)		(0.15)

Net asset value, end of year	$31.42		$30.55	$21.91		$23.09		$36.92

Total Return(e)	15.63%		40.51%	(4.28)%		(17.31)%		54.73%

Net assets, end of year (in 000’s)	$143,644		$120,959	$90,070		$144,712		$226,678

Ratio of net expenses to average net assets	0.84%		0.84%	0.85%		0.84%		0.84%

Ratio of total expenses to average net assets	0.93%		0.93%	0.94%		0.92%		0.93%

Ratio of net investment income to average net assets	0.69	%(b)	0.53%	0.81	%(c)	0.60	%(d)	0.28%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Service Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$27.92		$20.05	$21.13		$34.68		$22.55

Net investment income (loss)(a)	0.05	(b)	0.02	0.06	(c)	0.02	(d)	(0.08)

Net realized and unrealized gain (loss)	3.93		7.94	(1.06)		(4.97)		12.25

Total from investment operations	3.98		7.96	(1.00)		(4.95)		12.17

Distributions to shareholders from net investment income	(0.20)		(0.09)	(0.08)		–		(0.04)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.51)		(0.09)	(0.08)		(8.60)		(0.04)

Net asset value, end of year	$28.39		$27.92	$20.05		$21.13		$34.68

Total Return(e)	15.08%		39.77%	(4.76)%		(17.73)%		54.06%

Net assets, end of year (in 000’s)	$1,108		$964	$1,914		$2,357		$3,701

Ratio of net expenses to average net assets	1.34%		1.34%	1.35%		1.34%		1.34%

Ratio of total expenses to average net assets	1.43%		1.43%	1.44%		1.42%		1.43%

Ratio of net investment income (loss) to average net assets	0.18	%(b)	0.10%	0.28	%(c)	0.10	%(d)	(0.26)%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$28.58		$20.51	$21.62		$35.18		$22.85

Net investment income(a)	0.15	(b)	0.11	0.15	(c)	0.12	(d)	0.05

Net realized and unrealized gain (loss)	4.03		8.13	(1.10)		(5.08)		12.40

Total from investment operations	4.18		8.24	(0.95)		(4.96)		12.45

Distributions to shareholders from net investment income	(0.31)		(0.17)	(0.16)		–		(0.12)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.62)		(0.17)	(0.16)		(8.60)		(0.12)

Net asset value, end of year	$29.14		$28.58	$20.51		$21.62		$35.18

Total Return(e)	15.53%		40.34%	(4.38)%		(17.42)%		54.61%

Net assets, end of year (in 000’s)	$60,556		$42,287	$27,490		$30,746		$66,963

Ratio of net expenses to average net assets	0.95%		0.95%	0.96%		0.96%		0.96%

Ratio of total expenses to average net assets	1.04%		1.04%	1.05%		1.04%		1.05%

Ratio of net investment income to average net assets	0.58	%(b)	0.41%	0.67	%(c)	0.50	%(d)	0.15%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$30.55		$21.91	$23.10		$36.93		$23.98

Net investment income(a)	0.20	(b)	0.15	0.19	(c)	0.15	(d)	0.11

Net realized and unrealized gain (loss)	4.32		8.69	(1.18)		(5.38)		13.00

Total from investment operations	4.52		8.84	(0.99)		(5.23)		13.11

Distributions to shareholders from net investment income	(0.33)		(0.20)	(0.20)		–		(0.16)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.64)		(0.20)	(0.20)		(8.60)		(0.16)

Net asset value, end of year	$31.43		$30.55	$21.91		$23.10		$36.93

Total Return(e)	15.67%		40.54%	(4.30)%		(17.30)%		54.82%

Net assets, end of year (in 000’s)	$91,464		$79,961	$67,575		$83,140		$100,558

Ratio of net expenses to average net assets	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	0.92%		0.92%	0.93%		0.91%		0.91%

Ratio of net investment income to average net assets	0.71	%(b)	0.55%	0.79	%(c)	0.59	%(d)	0.34%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$27.64		$19.80	$20.86		$34.39		$22.36

Net investment income (loss)(a)	0.02	(b)	(0.02)	0.05	(c)	(0.01	)(d)	(0.11)

Net realized and unrealized gain (loss)	3.88		7.86	(1.06)		(4.92)		12.15

Total from investment operations	3.90		7.84	(1.01)		(4.93)		12.04

Distributions to shareholders from net investment income	(0.19)		–	(0.05)		–		(0.01)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.50)		–	(0.05)		(8.60)		(0.01)

Net asset value, end of year	$28.04		$27.64	$19.80		$20.86		$34.39

Total Return(e)	14.96%		39.60%	(4.84)%		(17.83)%		53.83%

Net assets, end of year (in 000’s)	$4,575		$3,905	$3,035		$12,023		$15,767

Ratio of net expenses to average net assets	1.45%		1.45%	1.46%		1.46%		1.46%

Ratio of total expenses to average net assets	1.54%		1.54%	1.56%		1.54%		1.54%

Ratio of net investment income (loss) to average net assets	0.09	%(b)	(0.08)%	0.26	%(c)	(0.04	)%(d)	(0.36)%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$30.54		$21.91	$23.09		$36.92		$23.98

Net investment income(a)	0.20	(b)	0.15	0.19	(c)	0.15	(d)	0.08

Net realized and unrealized gain (loss)	4.31		8.68	(1.17)		(5.38)		13.02

Total from investment operations	4.51		8.83	(0.98)		(5.23)		13.10

Distributions to shareholders from net investment income	(0.33)		(0.20)	(0.20)		–		(0.16)

Distributions to shareholders from net realized gains	(3.31)		–	–		(8.60)		–

Total distributions	(3.64)		(0.20)	(0.20)		(8.60)		(0.16)

Net asset value, end of year	$31.41		$30.54	$21.91		$23.09		$36.92

Total Return(e)	15.64%		40.49%	(4.26)%		(17.31)%		54.78%

Net assets, end of year (in 000’s)	$184,742		$148,584	$106,501		$140,356		$144,239

Ratio of net expenses to average net assets	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	0.92%		0.92%	0.93%		0.91%		0.92%

Ratio of net investment income to average net assets	0.71	%(b)	0.54%	0.80	%(c)	0.58	%(d)	0.23%

Portfolio turnover rate(f)	162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class A Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$16.16		$11.42	$11.94		$47.18		$34.29

Net investment loss(a)	(0.07	)(b)	(0.07)	(0.04	)(c)	(0.05	)(d)	(0.28)

Net realized and unrealized gain (loss)	3.36		4.81	(0.46)		(6.01)		14.62

Total from investment operations	3.29		4.74	(0.50)		(6.06)		14.34

Distributions to shareholders from net investment income	(0.17)		–	(0.02)		–		(0.04)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)

Total distributions	(0.17)		–	(0.02)		(29.18)		(1.45)

Net asset value, end of year	$19.28		$16.16	$11.42		$11.94		$47.18

Total Return(e)	20.44%		41.51%	(4.15)%		(25.73)%		42.51%

Net assets, end of year (in 000’s)	$37,173		$34,059	$27,037		$32,695		$59,166

Ratio of net expenses to average net assets	1.20%		1.20%	1.21%		1.21%		1.21%

Ratio of total expenses to average net assets	1.39%		1.43%	1.45%		1.40%		1.33%

Ratio of net investment loss to average net assets	(0.42	)%(b)	(0.49)%	(0.36	)%(c)	(0.37	)%(d)	(0.64)%

Portfolio turnover rate(f)	167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class C Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data*

Net asset value, beginning of year	$25.91		$18.46	$19.39		$306.54		$227.34

Net investment loss(a)	(0.32	)(b)	(0.29)	(0.22	)(c)	(0.24	)(d)	(4.05)

Net realized and unrealized gain (loss)	5.40		7.74	(0.71)		(24.29)		96.30

Total from investment operations	5.08		7.45	(0.93)		(24.53)		92.25

Distributions to shareholders from net investment income	–		–	–		–		(0.36)

Distributions to shareholders from net realized gains	–		–	–		(262.62)		(12.69)

Total distributions	–		–	–		(262.62)		(13.05)

Net asset value, end of year	$30.99		$25.91	$18.46		$19.39		$306.54

Total Return(e)	19.61%		40.36%	(4.80)%		(26.49)%		41.47%

Net assets, end of year (in 000’s)	$2,522		$3,046	$2,829		$4,687		$7,866

Ratio of net expenses to average net assets	1.95%		1.95%	1.96%		1.96%		1.96%

Ratio of total expenses to average net assets	2.14%		2.18%	2.21%		2.14%		2.08%

Ratio of net investment loss to average net assets	(1.17	)%(b)	(1.23)%	(1.08	)%(c)	(1.10	)%(d)	(1.39)%

Portfolio turnover rate(f)	167%		166%	153%		155%		170%

*	On June 10, 2022, the Fund’s Class C Shares affected a 9-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$26.55		$18.70	$19.51		$57.27		$41.22

Net investment income (loss)(a)	(0.01	)(b)	(0.03)	–	(c)(d)	0.01	(e)	(0.13)

Net realized and unrealized gain (loss)	5.54		7.88	(0.74)		(8.59)		17.63

Total from investment operations	5.53		7.85	(0.74)		(8.58)		17.50

Distributions to shareholders from net investment income	(0.22)		–	(0.06)		–		(0.04)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)

Distributions to shareholders from return of capital	–		–	(0.01)		–		–

Total distributions	(0.22)		–	(0.07)		(29.18)		(1.45)

Net asset value, end of year	$31.86		$26.55	$18.70		$19.51		$57.27

Total Return(f)	20.91%		41.98%	(3.78)%		(25.48)%		43.04%

Net assets, end of year (in 000’s)	$56,606		$34,739	$27,490		$43,621		$163,028

Ratio of net expenses to average net assets	0.84%		0.84%	0.85%		0.84%		0.84%

Ratio of total expenses to average net assets	1.03%		1.07%	1.09%		1.01%		0.96%

Ratio of net investment income (loss) to average net assets	(0.05	)%(b)	(0.13)%	0.02	%(c)	0.04	%(e)	(0.25)%

Portfolio turnover rate(g)	167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Investor Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$18.05		$12.73	$13.29		$48.95		$35.44

Net investment loss(a)	(0.03	)(b)	(0.04)	(0.01	)(c)	(0.02	)(d)	(0.15)

Net realized and unrealized gain (loss)	3.76		5.36	(0.50)		(6.46)		15.11

Total from investment operations	3.73		5.32	(0.51)		(6.48)		14.96

Distributions to shareholders from net investment income	(0.20)		–	(0.05)		–		(0.04)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)

Total distributions	(0.20)		–	(0.05)		(29.18)		(1.45)

Net asset value, end of year	$21.58		$18.05	$12.73		$13.29		$48.95

Total Return(e)	20.81%		41.79%	(3.85)%		(25.59)%		42.89%

Net assets, end of year (in 000’s)	$22,341		$17,179	$15,956		$20,880		$66,827

Ratio of net expenses to average net assets	0.95%		0.95%	0.96%		0.96%		0.96%

Ratio of total expenses to average net assets	1.14%		1.18%	1.21%		1.14%		1.06%

Ratio of net investment loss to average net assets	(0.17	)%(b)	(0.23)%	(0.11	)%(c)	(0.10	)%(d)	(0.32)%

Portfolio turnover rate(f)	167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$26.61		$18.74	$19.54		$57.31		$41.24

Net investment income (loss)(a)	(0.02	)(b)	(0.03)	0.01	(c)	0.02	(d)	(0.10)

Net realized and unrealized gain (loss)	5.56		7.90	(0.74)		(8.61)		17.62

Total from investment operations	5.54		7.87	(0.73)		(8.59)		17.52

Distributions to shareholders from net investment income	(0.22)		–	(0.06)		–		(0.04)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)

Distributions to shareholders from return of capital	–		–	(0.01)		–		–

Total distributions	(0.22)		–	(0.07)		(29.18)		(1.45)

Net asset value, end of year	$31.93		$26.61	$18.74		$19.54		$57.31

Total Return(e)	20.91%		42.00%	(3.78)%		(25.45)%		43.07%

Net assets, end of year (in 000’s)	$15,464		$8,905	$7,222		$17,370		$96,907

Ratio of net expenses to average net assets	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	1.02%		1.06%	1.10%		0.99%		0.93%

Ratio of net investment income (loss) to average net assets	(0.06	)%(b)	(0.12)%	0.07	%(c)	0.07	%(d)	(0.19)%

Portfolio turnover rate(f)	167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class R Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$13.71		$9.71	$10.16		$44.83		$32.71

Net investment loss(a)	(0.09	)(b)	(0.09)	(0.06	)(c)	(0.08	)(d)	(0.36)

Net realized and unrealized gain (loss)	2.84		4.09	(0.39)		(5.41)		13.93

Total from investment operations	2.75		4.00	(0.45)		(5.49)		13.57

Distributions to shareholders from net investment income	(0.14)		–	–		–		(0.04)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)

Total distributions	(0.14)		–	–		(29.18)		(1.45)

Net asset value, end of year	$16.32		$13.71	$9.71		$10.16		$44.83

Total Return(e)	20.19%		41.19%	(4.43)%		(25.92)%		42.20%

Net assets, end of year (in 000’s)	$8,629		$3,846	$3,130		$3,863		$6,605

Ratio of net expenses to average net assets	1.45%		1.45%	1.46%		1.46%		1.46%

Ratio of total expenses to average net assets	1.64%		1.68%	1.70%		1.65%		1.57%

Ratio of net investment loss to average net assets	(0.64	)%(b)	(0.74)%	(0.61	)%(c)	(0.64	)%(d)	(0.86)%

Portfolio turnover rate(f)	167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Growth Insights Fund

	Class P Shares

	Year Ended October 31,

	2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of year	$26.59		$18.73	$19.54		$57.31		$41.24

Net investment loss(a)	(0.01	)(b)	(0.04)	–	(c)(d)	–	(d)(e)	(0.13)

Net realized and unrealized gain (loss)	5.56		7.90	(0.73)		(8.59)		17.65

Total from investment operations	5.55		7.86	(0.73)		(8.59)		17.52

Distributions to shareholders from net investment income	(0.22)		–	(0.07)		–		(0.04)

Distributions to shareholders from net realized gains	–		–	–		(29.18)		(1.41)

Distributions to shareholders from return of capital	–		–	(0.01)		–		–

Total distributions	(0.22)		–	(0.08)		(29.18)		(1.45)

Net asset value, end of year	$31.92		$26.59	$18.73		$19.54		$57.31

Total Return(f)	20.97%		41.96%	(3.74)%		(25.49)%		43.07%

Net assets, end of year (in 000’s)	$30,535		$25,626	$4,739		$5,274		$10,801

Ratio of net expenses to average net assets	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	1.02%		1.06%	1.08%		1.01%		0.95%

Ratio of net investment income (loss) to average net assets	(0.05	)%(b)	(0.17)%	0.02	%(c)	–	%(e)	(0.25)%

Portfolio turnover rate(g)	167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$41.08	$30.81	$34.42	$53.90		$32.93

Net investment income(a)	0.38	0.30	0.41	0.27	(b)	0.24

Net realized and unrealized gain (loss)	2.92	10.63	(2.86)	(4.48)		21.00

Total from investment operations	3.30	10.93	(2.45)	(4.21)		21.24

Distributions to shareholders from net investment income	(0.34)	(0.66)	(0.50)	(0.31)		(0.27)

Distributions to shareholders from net realized gains	(8.29)	–	(0.66)	(14.96)		–

Total distributions	(8.63)	(0.66)	(1.16)	(15.27)		(0.27)

Net asset value, end of year	$35.75	$41.08	$30.81	$34.42		$53.90

Total Return(c)	8.53%	35.77%	(7.32)%	(9.67)%		64.75%

Net assets, end of year (in 000’s)	$111,486	$116,692	$101,472	$119,953		$154,971

Ratio of net expenses to average net assets	1.20%	1.20%	1.21%	1.21%		1.21%

Ratio of total expenses to average net assets	1.26%	1.25%	1.27%	1.26%		1.26%

Ratio of net investment income to average net assets	1.13%	0.78%	1.25%	0.73	%(b)	0.49%

Portfolio turnover rate(d)	139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$21.29	$16.26	$18.74	$36.61		$22.48

Net investment income (loss)(a)	0.05	0.01	0.09	–	(b)(c)	(0.08)

Net realized and unrealized gain (loss)	1.44	5.57	(1.53)	(2.69)		14.32

Total from investment operations	1.49	5.58	(1.44)	(2.69)		14.24

Distributions to shareholders from net investment income	(0.31)	(0.55)	(0.38)	(0.22)		(0.11)

Distributions to shareholders from net realized gains	(8.29)	–	(0.66)	(14.96)		–

Total distributions	(8.60)	(0.55)	(1.04)	(15.18)		(0.11)

Net asset value, end of year	$14.18	$21.29	$16.26	$18.74		$36.61

Total Return(d)	7.68%	34.78%	(8.01)%	(10.33)%		63.49%

Net assets, end of year (in 000’s)	$1,901	$2,943	$2,648	$4,536		$7,118

Ratio of net expenses to average net assets	1.95%	1.95%	1.96%	1.96%		1.96%

Ratio of total expenses to average net assets	2.01%	2.00%	2.02%	2.01%		2.01%

Ratio of net investment income (loss) to average net assets	0.38%	0.04%	0.52%	(0.02	)%(b)	(0.25)%

Portfolio turnover rate(e)	139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$63.50	$47.25	$52.11	$73.39		$44.70

Net investment income(a)	0.82	0.67	0.82	0.60	(b)	0.56

Net realized and unrealized gain (loss)	4.59	16.36	(4.39)	(6.48)		28.53

Total from investment operations	5.41	17.03	(3.57)	(5.88)		29.09

Distributions to shareholders from net investment income	(0.45)	(0.78)	(0.63)	(0.44)		(0.40)

Distributions to shareholders from net realized gains	(8.29)	–	(0.66)	(14.96)		–

Total distributions	(8.74)	(0.78)	(1.29)	(15.40)		(0.40)

Net asset value, end of year	$60.17	$63.50	$47.25	$52.11		$73.39

Total Return(c)	8.92%	36.25%	(6.98)%	(9.32)%		65.37%

Net assets, end of year (in 000’s)	$281,601	$344,137	$269,189	$347,239		$379,380

Ratio of net expenses to average net assets	0.84%	0.84%	0.85%	0.84%		0.84%

Ratio of total expenses to average net assets	0.90%	0.89%	0.90%	0.89%		0.89%

Ratio of net investment income to average net assets	1.47%	1.14%	1.62%	1.09	%(b)	0.86%

Portfolio turnover rate(d)	139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$40.90	$30.62	$34.20	$53.64		$32.77

Net investment income(a)	0.46	0.40	0.51	0.37	(b)	0.36

Net realized and unrealized gain (loss)	2.91	10.57	(2.87)	(4.46)		20.88

Total from investment operations	3.37	10.97	(2.36)	(4.09)		21.24

Distributions to shareholders from net investment income	(0.43)	(0.69)	(0.56)	(0.39)		(0.37)

Distributions to shareholders from net realized gains	(8.29)	–	(0.66)	(14.96)		–

Total distributions	(8.72)	(0.69)	(1.22)	(15.35)		(0.37)

Net asset value, end of year	$35.55	$40.90	$30.62	$34.20		$53.64

Total Return(c)	8.80%	36.13%	(7.07)%	(9.44)%		65.17%

Net assets, end of year (in 000’s)	$92,180	$98,436	$157,291	$336,969		$363,808

Ratio of net expenses to average net assets	0.95%	0.95%	0.96%	0.96%		0.96%

Ratio of total expenses to average net assets	1.01%	1.00%	1.02%	1.01%		1.01%

Ratio of net investment income to average net assets	1.39%	1.09%	1.54%	0.99	%(b)	0.75%

Portfolio turnover rate(d)	139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$63.48	$47.24	$52.10	$73.38		$44.70

Net investment income(a)	0.84	0.67	0.82	0.62	(b)	0.57

Net realized and unrealized gain (loss)	4.59	16.35	(4.39)	(6.49)		28.51

Total from investment operations	5.43	17.02	(3.57)	(5.87)		29.08

Distributions to shareholders from net investment income	(0.46)	(0.78)	(0.63)	(0.45)		(0.40)

Distributions to shareholders from net realized gains	(8.29)	–	(0.66)	(14.96)		–

Total distributions	(8.75)	(0.78)	(1.29)	(15.41)		(0.40)

Net asset value, end of year	$60.16	$63.48	$47.24	$52.10		$73.38

Total Return(c)	8.93%	36.27%	(6.97)%	(9.31)%		65.36%

Net assets, end of year (in 000’s)	$301,457	$329,750	$243,638	$273,667		$306,101

Ratio of net expenses to average net assets	0.83%	0.83%	0.84%	0.83%		0.83%

Ratio of total expenses to average net assets	0.89%	0.88%	0.89%	0.88%		0.88%

Ratio of net investment income to average net assets	1.51%	1.15%	1.62%	1.11	%(b)	0.86%

Portfolio turnover rate(d)	139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$39.54	$29.68	$33.20	$52.56		$32.21

Net investment income(a)	0.28	0.19	0.32	0.17	(b)	0.11

Net realized and unrealized gain (loss)	2.79	10.26	(2.77)	(4.33)		20.52

Total from investment operations	3.07	10.45	(2.45)	(4.16)		20.63

Distributions to shareholders from net investment income	(0.27)	(0.59)	(0.41)	(0.24)		(0.28)

Distributions to shareholders from net realized gains	(8.29)	–	(0.66)	(14.96)		–

Total distributions	(8.56)	(0.59)	(1.07)	(15.20)		(0.28)

Net asset value, end of year	$34.05	$39.54	$29.68	$33.20		$52.56

Total Return(c)	8.24%	35.46%	(7.56)%	(9.88)%		64.31%

Net assets, end of year (in 000’s)	$19,951	$20,754	$16,443	$18,476		$22,584

Ratio of net expenses to average net assets	1.45%	1.45%	1.46%	1.46%		1.46%

Ratio of total expenses to average net assets	1.51%	1.50%	1.52%	1.51%		1.51%

Ratio of net investment income to average net assets	0.88%	0.53%	0.99%	0.47	%(b)	0.24%

Portfolio turnover rate(d)	139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Value Insights Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$63.47	$47.23	$52.09	$73.38		$44.69

Net investment income(a)	0.83	0.66	0.82	0.61	(b)	0.57

Net realized and unrealized gain (loss)	4.60	16.37	(4.38)	(6.49)		28.52

Total from investment operations	5.43	17.03	(3.56)	(5.88)		29.09

Distributions to shareholders from net investment income	(0.46)	(0.79)	(0.64)	(0.45)		(0.40)

Distributions to shareholders from net realized gains	(8.29)	–	(0.66)	(14.96)		–

Total distributions	(8.75)	(0.79)	(1.30)	(15.41)		(0.40)

Net asset value, end of year	$60.15	$63.47	$47.23	$52.09		$73.38

Total Return(c)	8.93%	36.29%	(6.97)%	(9.32)%		65.36%

Net assets, end of year (in 000’s)	$36,778	$55,616	$34,930	$42,933		$45,484

Ratio of net expenses to average net assets	0.83%	0.83%	0.84%	0.83%		0.83%

Ratio of total expenses to average net assets	0.89%	0.88%	0.89%	0.88%		0.88%

Ratio of net investment income to average net assets	1.47%	1.14%	1.62%	1.10	%(b)	0.88%

Portfolio turnover rate(d)	139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$69.20	$51.10	$48.39	$72.68		$53.72

Net investment income(a)	0.22	0.14	0.20	0.33	(b)	0.20

Net realized and unrealized gain (loss)	12.23	19.39	2.85	(8.80)		21.27

Total from investment operations	12.45	19.53	3.05	(8.47)		21.47

Distributions to shareholders from net investment income	(0.12)	(0.22)	(0.34)	(0.25)		(0.28)

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(9.93)	(1.43)	(0.34)	(15.82)		(2.51)

Net asset value, end of year	$71.72	$69.20	$51.10	$48.39		$72.68

Total Return(c)	19.64%	38.87%	6.37%	(14.87)%		41.26%

Net assets, end of year (in 000’s)	$378,225	$347,175	$276,758	$288,769		$380,721

Ratio of net expenses to average net assets	0.92%	0.92%	0.93%	0.93%		0.93%

Ratio of total expenses to average net assets	0.95%	0.96%	0.97%	0.97%		0.97%

Ratio of net investment income to average net assets	0.34%	0.22%	0.40%	0.62	%(b)	0.31%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$58.03	$43.18	$40.94	$64.06		$47.71

Net investment loss(a)	(0.21)	(0.27)	(0.14)	(0.06	)(b)	(0.25)

Net realized and unrealized gain (loss)	10.03	16.33	2.41	(7.49)		18.83

Total from investment operations	9.82	16.06	2.27	(7.55)		18.58

Distributions to shareholders from net investment income	–	–	(0.03)	–		–

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(9.81)	(1.21)	(0.03)	(15.57)		(2.23)

Net asset value, end of year	$58.04	$58.03	$43.18	$40.94		$64.06

Total Return(c)	18.74%	37.84%	5.56%	(15.50)%		40.22%

Net assets, end of year (in 000’s)	$12,878	$14,261	$12,429	$14,311		$19,252

Ratio of net expenses to average net assets	1.67%	1.67%	1.68%	1.68%		1.68%

Ratio of total expenses to average net assets	1.70%	1.71%	1.72%	1.72%		1.72%

Ratio of net investment loss to average net assets	(0.40)%	(0.52)%	(0.34)%	(0.13	)%(b)	(0.44)%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$72.61	$53.54	$50.70	$75.37		$55.60

Net investment income(a)	0.48	0.38	0.41	0.55	(b)	0.45

Net realized and unrealized gain (loss)	12.89	20.31	2.97	(9.20)		22.02

Total from investment operations	13.37	20.69	3.38	(8.65)		22.47

Distributions to shareholders from net investment income	(0.33)	(0.41)	(0.54)	(0.45)		(0.47)

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(10.14)	(1.62)	(0.54)	(16.02)		(2.70)

Net asset value, end of year	$75.84	$72.61	$53.54	$50.70		$75.37

Total Return(c)	20.07%	39.37%	6.75%	(14.55)%		41.79%

Net assets, end of year (in 000’s)	$329,498	$301,418	$243,864	$253,657		$325,457

Ratio of net expenses to average net assets	0.56%	0.56%	0.57%	0.56%		0.56%

Ratio of total expenses to average net assets	0.59%	0.60%	0.61%	0.60%		0.60%

Ratio of net investment income to average net assets	0.71%	0.58%	0.77%	0.99	%(b)	0.68%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Service Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$68.60	$50.69	$48.01	$72.21		$53.38

Net investment income(a)	0.13	0.09	0.13	0.26	(b)	0.11

Net realized and unrealized gain (loss)	12.12	19.19	2.82	(8.74)		21.14

Total from investment operations	12.25	19.28	2.95	(8.48)		21.25

Distributions to shareholders from net investment income	–	(0.16)	(0.27)	(0.15)		(0.19)

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(9.81)	(1.37)	(0.27)	(15.72)		(2.42)

Net asset value, end of year	$71.04	$68.60	$50.69	$48.01		$72.21

Total Return(c)	19.48%	38.68%	6.20%	(14.98)%		41.08%

Net assets, end of year (in 000’s)	$2,752	$2,888	$5,082	$4,781		$6,302

Ratio of net expenses to average net assets	1.06%	1.06%	1.07%	1.06%		1.06%

Ratio of total expenses to average net assets	1.09%	1.10%	1.11%	1.10%		1.10%

Ratio of net investment income to average net assets	0.21%	0.15%	0.26%	0.49	%(b)	0.17%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$67.97	$50.18	$47.56	$71.70		$53.02

Net investment income(a)	0.37	0.29	0.35	0.46	(b)	0.36

Net realized and unrealized gain (loss)	12.01	19.02	2.76	(8.63)		20.96

Total from investment operations	12.38	19.31	3.11	(8.17)		21.32

Distributions to shareholders from net investment income	(0.26)	(0.31)	(0.49)	(0.40)		(0.41)

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(10.07)	(1.52)	(0.49)	(15.97)		(2.64)

Net asset value, end of year	$70.28	$67.97	$50.18	$47.56		$71.70

Total Return(c)	19.96%	39.20%	6.62%	(14.65)%		41.61%

Net assets, end of year (in 000’s)	$54,349	$51,656	$45,491	$87,159		$127,076

Ratio of net expenses to average net assets	0.67%	0.67%	0.68%	0.68%		0.68%

Ratio of total expenses to average net assets	0.70%	0.71%	0.72%	0.72%		0.72%

Ratio of net investment income to average net assets	0.59%	0.48%	0.71%	0.87	%(b)	0.56%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$72.52	$53.47	$50.64	$75.30		$55.56

Net investment income(a)	0.48	0.38	0.40	0.52	(b)	0.46

Net realized and unrealized gain (loss)	12.89	20.30	2.97	(9.15)		21.99

Total from investment operations	13.37	20.68	3.37	(8.63)		22.45

Distributions to shareholders from net investment income	(0.34)	(0.42)	(0.54)	(0.46)		(0.48)

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(10.15)	(1.63)	(0.54)	(16.03)		(2.71)

Net asset value, end of year	$75.74	$72.52	$53.47	$50.64		$75.30

Total Return(c)	20.10%	39.40%	6.75%	(14.54)%		41.78%

Net assets, end of year (in 000’s)	$40,871	$30,122	$20,915	$17,987		$14,142

Ratio of net expenses to average net assets	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.58%	0.59%	0.60%	0.59%		0.60%

Ratio of net investment income to average net assets	0.71%	0.59%	0.75%	0.95	%(b)	0.69%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$67.60	$49.94	$47.07	$71.12		$52.63

Net investment income (loss)(a)	0.06	(0.02)	0.09	0.19	(b)	0.07

Net realized and unrealized gain (loss)	11.92	18.96	2.78	(8.58)		20.80

Total from investment operations	11.98	18.94	2.87	(8.39)		20.87

Distributions to shareholders from net investment income	–	(0.07)	–	(0.09)		(0.15)

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(9.81)	(1.28)	–	(15.66)		(2.38)

Net asset value, end of year	$69.77	$67.60	$49.94	$47.07		$71.12

Total Return(c)	19.35%	38.52%	6.10%	(15.08)%		40.91%

Net assets, end of year (in 000’s)	$9,043	$8,733	$6,890	$17,488		$22,030

Ratio of net expenses to average net assets	1.17%	1.17%	1.18%	1.18%		1.18%

Ratio of total expenses to average net assets	1.20%	1.21%	1.22%	1.22%		1.22%

Ratio of net investment income (loss) to average net assets	0.09%	(0.03)%	0.18%	0.37	%(b)	0.11%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of year	$72.53	$53.48	$50.65	$75.31		$55.56

Net investment income(a)	0.48	0.38	0.41	0.55	(b)	0.46

Net realized and unrealized gain (loss)	12.89	20.30	2.96	(9.18)		22.00

Total from investment operations	13.37	20.68	3.37	(8.63)		22.46

Distributions to shareholders from net investment income	(0.34)	(0.42)	(0.54)	(0.46)		(0.48)

Distributions to shareholders from net realized gains	(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(10.15)	(1.63)	(0.54)	(16.03)		(2.71)

Net asset value, end of year	$75.75	$72.53	$53.48	$50.65		$75.31

Total Return(c)	20.09%	39.40%	6.75%	(14.54)%		41.80%

Net assets, end of year (in 000’s)	$367,888	$326,820	$246,177	$289,752		$327,501

Ratio of net expenses to average net assets	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.58%	0.59%	0.60%	0.59%		0.59%

Ratio of net investment income to average net assets	0.71%	0.59%	0.78%	1.00	%(b)	0.68%

Portfolio turnover rate(d)	204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Large Cap Growth Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Goldman Sachs Large Cap Value Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Value Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs U.S. Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

85

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Large Cap Growth Insights Fund	Annually	Annually

Large Cap Value Insights Fund	Quarterly	Annually

Small Cap Equity Insights Fund	Annually	Annually

Small Cap Growth Insights Fund	Annually	Annually

Small Cap Value Insights Fund	Annually	Annually

U.S. Equity Insights Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant

86

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

87

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

Large Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$1,648,326,823	$—	$—

Total	$1,648,326,823	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$63,443	$—	$—

88

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Large Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$117,495	$—	$—

North America	557,495,526	—	—

Investment Company	2,291,221	—	—

Total	$559,904,242	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$287,769	$—	$—

Small Cap Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,470,862	$—	$—

Asia	2,916,571	—	—

Europe	6,337,884	—	—

North America	499,847,375	—	—

Investment Company	2,766,768	—	—

Securities Lending Reinvestment Vehicle	2,990,120	—	—

Total	$516,329,580	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(12,132)	$—	$—

Small Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,925,587	$—	$—

Europe	1,050,281	—	—

North America	166,683,821	—	—

South America	28,847	—	—

Investment Company	873,895	—	—

Securities Lending Reinvestment Vehicle	1,758,974	—	—

Total	$172,321,405	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(6,761)	$—	$—

89

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$4,929,407	$—	$—

Asia	200,997	—	—

Europe	15,477,552	—	—

North America	809,219,175	—	—

Investment Company	592	—	—

Securities Lending Reinvestment Vehicle	4,832,198	—	—

Total	$834,659,921	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$146,667	$—	$—

U.S. Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$1,381,924	$—	$—

North America	1,182,539,092	—	—

Total	$1,183,921,016	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$262,403	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Large Cap Growth Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$63,443	Variation margin on futures contracts	$—

90

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Large Cap Value Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$287,769	Variation margin on futures contracts	$—

Small Cap Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(12,132)

Small Cap Growth Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(6,761)

Small Cap Value Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$146,667	Variation margin on futures contracts	$—

U.S. Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$262,403	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of October 31, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

91

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Large Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(1,725,178)	$(3,412)

Large Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(668,513)	287,769

Small Cap Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	2,514,983	130,587

Small Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	146,677	30,401

Small Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(319,781)	$179,500

U.S. Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,799,424	262,403

For the fiscal year ended October 31, 2025, the relevant values for each derivative type were as follows:

92

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Fund	Average Number of Contracts(a)

Large Cap Growth Insights Fund	46

Large Cap Value Insights Fund	25

Small Cap Equity Insights Fund	57

Small Cap Growth Insights Fund	24

Small Cap Value Insights Fund	79

U.S. Equity Insights Fund	26

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Large Cap Growth Insights Fund	0.52%	0.47%	0.44%	0.44%	0.43%	0.50%	0.50%

Large Cap Value Insights Fund	0.52	0.47	0.44	0.44	0.43	0.52	0.52

Small Cap Equity Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Growth Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Value Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

U.S. Equity Insights Fund	0.52	0.47	0.44	0.44	0.43	0.52	0.52

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated underlying fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated underlying funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the fiscal year ended October 31, 2025, the management fee waived by GSAM for each Fund was as follows:

93

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waived

Large Cap Growth Insights Fund	$2,127

Large Cap Value Insights Fund	3,025

Small Cap Equity Insights Fund	3,640

Small Cap Growth Insights Fund	1,324

Small Cap Value Insights Fund	879

U.S. Equity Insights Fund	432

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2025, Goldman Sachs retained the following amounts:

94

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Large Cap Growth Insights Fund	$16,680	$—

Large Cap Value Insights Fund	978	334

Small Cap Equity Insights Fund	3,701	514

Small Cap Growth Insights Fund	3,543	25

Small Cap Value Insights Fund	2,854	—

U.S. Equity Insights Fund	6,899	436

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Large Cap Growth Insights Fund	$ 2,127	$ 443,669	$ 445,796

Large Cap Value Insights Fund	3,025	363,421	366,446

Small Cap Equity Insights Fund	3,640	371,454	375,094

Small Cap Growth Insights Fund	1,324	264,376	265,700

Small Cap Value Insights Fund	879	445,742	446,621

U.S. Equity Insights Fund	432	393,550	393,982

95

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of October 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended October 31, 2025, Goldman Sachs did not earn brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs.

As of October 31, 2025, the following Goldman Sachs funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Dynamic Global Equity	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Balanced Strategy Portfolio

Large Cap Growth Insights Fund	–%	6%	8%	–%

Large Cap Value Insights Fund	13	17	23	6

The following table provides information about the Funds’ investments in the Underlying Money Market Fund as of and for the fiscal year ended October 31, 2025:

Large Cap Growth Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$–	$85,976,051	$(85,976,051)	$–	–	$61,043

Large Cap Value Insights Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	453,783	76,737,632	(74,900,194)	2,291,221	2,291,221	87,223

Small Cap Equity Insights Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	3,881,815	98,144,806	(99,259,853)	2,766,768	2,766,768	88,402

Small Cap Growth Insights Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,341,626	35,348,641	(35,816,372)	873,895	873,895	37,300

96

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Small Cap Value Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$6,661,301	$31,117,873	$(37,778,582)	$592	592	$23,866

U.S. Equity Insights Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	10,314,197	(10,314,197)	–	–	12,235

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended October 31, 2025, were as follows:

Fund	Purchases	Sales

Large Cap Growth Insights Fund	$3,060,543,108	$3,079,315,222

Large Cap Value Insights Fund	1,228,558,667	1,094,612,198

Small Cap Equity Insights Fund	729,036,051	708,398,060

Small Cap Growth Insights Fund	251,176,824	233,812,742

Small Cap Value Insights Fund	1,177,232,497	1,338,889,997

U.S. Equity Insights Fund	2,241,715,470	2,327,331,111

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

97

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

7. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of October 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the fiscal year ended October 31, 2025 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year ended October 31, 2025

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of October 31, 2025

Large Cap Growth Insights Fund	$31	$—	$—

Large Cap Value Insights Fund	8	—	—

Small Cap Equity Insights Fund	8,214	2,384	—

Small Cap Growth Insights Fund	3,512	1,022	—

Small Cap Value Insights Fund	27,842	16,081	86,583

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended October 31, 2025.

Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025

Large Cap Growth Insights Fund	$—	$1,875,300	$(1,875,300)	$—

Large Cap Value Insights Fund	—	562,800	(562,800)	—

Small Cap Equity Insights Fund	2,996,700	87,828,460	(87,835,040)	2,990,120

Small Cap Growth Insights Fund	1,099,725	40,897,969	(40,238,720)	1,758,974

Small Cap Value Insights Fund	6,197,240	115,590,744	(116,955,786)	4,832,198

U.S. Equity Insights Fund	—	155,050	(155,050)	—

98

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund

Distributions paid from:

Ordinary Income	$144,158,192	$49,808,972	$12,357,557	$1,165,011	$84,425,047

Long-term capital gains	14,213,178	10,702,819	38,538,002	—	66,564,181

Total taxable distributions	$158,371,370	$60,511,791	$50,895,559	$1,165,011	$150,989,228

					U.S. Equity Insights Fund

Distributions paid from:

Ordinary Income					$130,591,357

Long-term capital gains					23,048,889

Total taxable distributions					$153,640,246

The tax character of distributions paid during the fiscal year ended October 31, 2024 were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund

Distributions paid from:

Ordinary Income	$21,916,869	$12,458,625	$3,072,589	$—	$13,500,382

Long-term capital gains	54,633,845	1,150,645	—	—	—

Total taxable distributions	$76,550,714	$13,609,270	$3,072,589	$—	$13,500,382

					U.S. Equity Insights Fund

Distributions paid from:

Ordinary Income					$11,510,828

Long-term capital gains					13,614,063

Total taxable distributions					$25,124,891

As of the funds most current year end, October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund*	Small Cap Value Insights Fund

Undistributed ordinary income — net	$42,541,548	$28,557,396	$21,626,966	$377,796	$13,373,040

Undistributed long-term capital gains	77,309,714	7,248,753	29,474,310	10,159,833	31,096,820

Total undistributed earnings	$119,851,262	$35,806,149	$51,101,276	$10,537,629	$44,469,860

Timing differences (Qualified Late Year Loss Deferral)	(1,429,725)	—	—	(198,918)	—

Unrealized gains (losses) — net	803,083,642	47,027,537	58,807,224	27,452,068	70,547,306

Total accumulated earnings (losses) — net	$921,505,179	$82,833,686	$109,908,500	$37,790,779	$115,017,166

*	The, Small Cap Growth Insights Fund utilized $3,228,151 of capital losses in the current fiscal year.

99

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

8. TAX INFORMATION (continued)

U.S. Equity Insights Fund

Undistributed ordinary income — net	$62,562,706

Undistributed long-term capital gains	68,823,701

Total undistributed earnings	$131,386,407

Unrealized gains (losses) — net	380,398,641

Total accumulated earnings (losses) — net	$511,785,048

As of October 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Tax Cost	$845,306,624	$513,164,474	$457,510,224

Gross unrealized gain	825,701,050	67,522,659	88,142,703

Gross unrealized loss	(22,617,408)	(20,495,122)	(29,335,479)

Net unrealized gain (loss)	$803,083,642	$47,027,537	$58,807,224

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Tax Cost	$144,862,576	$764,259,282	$803,784,778

Gross unrealized gain	35,829,108	122,622,823	408,937,549

Gross unrealized loss	(8,377,040)	(52,075,517)	(28,538,908)

Net unrealized gain (loss)	$27,452,068	$70,547,306	$380,398,641

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals,

100

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

9. OTHER RISKS (continued)

accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transaction defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

101

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Growth Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,098,870	$34,881,233	757,468	$21,470,410

Reinvestment of distributions	754,303	23,888,771	472,195	11,927,636

Shares redeemed	(1,508,960)	(47,499,365)	(1,689,801)	(48,701,601)

	344,213	11,270,639	(460,138)	(15,303,555)
Class C Shares

Shares sold	177,830	3,655,499	123,799	2,528,084

Reinvestment of distributions	192,714	4,091,315	125,430	2,255,235

Shares redeemed	(570,797)	(12,019,559)	(378,134)	(7,685,756)

	(200,253)	(4,272,745)	(128,905)	(2,902,437)
Institutional Shares

Shares sold	2,002,229	67,316,709	2,336,562	70,672,170

Reinvestment of distributions	749,220	26,164,098	512,634	14,088,375

Shares redeemed	(2,596,078)	(89,158,514)	(3,521,817)	(109,400,667)

	155,371	4,322,293	(672,621)	(24,640,122)
Service Shares

Shares sold	170,056	5,214,511	155,105	4,306,272

Reinvestment of distributions	40,839	1,232,111	28,650	694,203

Shares redeemed	(270,038)	(7,993,622)	(177,726)	(5,107,647)

	(59,143)	(1,547,000)	6,029	(107,172)
Investor Shares

Shares sold	2,261,258	70,527,314	2,505,919	68,299,019

Reinvestment of distributions	755,444	23,328,120	409,390	10,083,287

Shares redeemed	(3,208,411)	(97,357,884)	(2,454,550)	(68,115,403)

	(191,709)	(3,502,450)	460,759	10,266,903
Class R6 Shares

Shares sold	5,956,221	207,408,484	1,853,677	59,000,912

Reinvestment of distributions	1,510,444	52,658,286	888,387	24,388,611

Shares redeemed	(3,791,014)	(129,736,569)	(2,914,031)	(89,546,092)

	3,675,651	130,330,201	(171,967)	(6,156,569)
Class R Shares

Shares sold	240,287	6,940,932	257,865	6,920,001

Reinvestment of distributions	146,648	4,280,646	89,102	2,098,344

Shares redeemed	(494,263)	(14,320,543)	(369,959)	(9,910,914)

	(107,328)	(3,098,965)	(22,992)	(892,569)
Class P Shares

Shares sold	297,772	10,608,452	343,300	10,788,382

Reinvestment of distributions	245,984	8,568,200	133,678	3,665,773

Shares redeemed	(329,191)	(11,191,572)	(208,244)	(6,194,187)

	214,565	7,985,080	268,734	8,259,968

NET INCREASE (DECREASE) IN SHARES	3,831,367	$141,487,053	(721,101)	$(31,475,553)

102

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	133,628	$3,190,660	137,867	$3,306,586

Reinvestment of distributions	269,499	6,474,002	72,650	1,661,332

Shares redeemed	(476,141)	(11,417,384)	(408,273)	(9,846,435)

	(73,014)	(1,752,722)	(197,756)	(4,878,517)
Class C Shares

Shares sold	24,645	577,669	19,496	453,915

Reinvestment of distributions	42,555	1,007,993	9,927	220,547

Shares redeemed	(111,640)	(2,681,045)	(75,462)	(1,788,517)

	(44,440)	(1,095,383)	(46,039)	(1,114,055)
Institutional Shares

Shares sold	671,886	15,663,496	258,753	6,213,983

Reinvestment of distributions	211,111	5,062,196	60,329	1,384,953

Shares redeemed	(881,702)	(20,942,465)	(2,224,160)	(48,974,661)

	1,295	(216,773)	(1,905,078)	(41,375,725)
Service Shares

Shares sold	21,684	543,148	18,578	449,144

Reinvestment of distributions	14,026	339,331	3,320	76,301

Shares redeemed	(25,599)	(620,346)	(25,363)	(618,657)

	10,111	262,133	(3,465)	(93,212)
Investor Shares

Shares sold	1,411,049	34,103,172	341,439	8,039,269

Reinvestment of distributions	339,319	8,104,589	99,951	2,282,440

Shares redeemed	(1,691,666)	(38,665,811)	(782,674)	(18,746,056)

	58,702	3,541,950	(341,284)	(8,424,347)
Class R6 Shares

Shares sold	6,770,035	169,482,741	258,819	6,516,362

Reinvestment of distributions	1,294,771	31,046,440	256,370	5,886,409

Shares redeemed	(466,174)	(11,303,593)	(992,336)	(24,123,354)

	7,598,632	189,225,588	(477,147)	(11,720,583)
Class R Shares

Shares sold	27,282	669,331	44,877	1,022,377

Reinvestment of distributions	26,614	632,407	6,139	138,695

Shares redeemed	(63,569)	(1,452,906)	(23,978)	(565,066)

	(9,673)	(151,168)	27,038	596,006
Class P Shares

Shares sold	76,970	1,797,159	150,437	3,692,859

Reinvestment of distributions	257,650	6,173,357	65,864	1,514,351

Shares redeemed	(206,379)	(4,723,121)	(482,805)	(10,963,258)

	128,241	3,247,395	(266,504)	(5,756,048)

NET INCREASE (DECREASE) IN SHARES	7,669,854	$193,061,020	(3,210,235)	$(72,766,481)

103

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	194,668	$5,488,267	177,270	$4,690,383

Reinvestment of distributions	131,314	3,627,477	4,589	111,606

Shares redeemed	(358,607)	(9,819,282)	(237,404)	(6,146,615)

	(32,625)	(703,538)	(55,545)	(1,344,626)
Class C Shares

Shares sold	39,894	790,730	45,999	917,231

Reinvestment of distributions	35,079	723,886	—	—

Shares redeemed	(94,383)	(1,885,890)	(66,961)	(1,384,356)

	(19,410)	(371,274)	(20,962)	(467,125)
Institutional Shares

Shares sold	1,171,611	33,701,025	815,653	22,320,354

Reinvestment of distributions	483,795	14,321,475	30,406	784,182

Shares redeemed	(1,043,699)	(29,668,812)	(997,676)	(27,599,249)

	611,707	18,353,688	(151,617)	(4,494,713)
Service Shares

Shares sold	12,785	320,504	4,935	130,639

Reinvestment of distributions	4,429	118,634	356	8,429

Shares redeemed	(12,693)	(310,541)	(66,276)	(1,600,377)

	4,521	128,597	(60,985)	(1,461,309)
Investor Shares

Shares sold	1,560,416	42,514,198	524,422	13,647,555

Reinvestment of distributions	207,785	5,709,456	9,934	239,907

Shares redeemed	(1,169,556)	(30,857,588)	(395,186)	(10,404,377)

	598,645	17,366,066	139,170	3,483,085
Class R6 Shares

Shares sold	411,538	11,846,153	1,112,938	27,854,969

Reinvestment of distributions	312,677	9,254,708	31,465	811,483

Shares redeemed	(431,292)	(12,936,700)	(1,610,795)	(46,406,801)

	292,923	8,164,161	(466,392)	(17,740,349)
Class R Shares

Shares sold	44,018	1,104,702	18,307	456,213

Reinvestment of distributions	19,194	508,366	—	—

Shares redeemed	(41,317)	(1,048,727)	(30,350)	(788,863)

	21,895	564,341	(12,043)	(332,650)
Class P Shares

Shares sold	1,730,671	43,336,798	1,400,326	38,169,911

Reinvestment of distributions	544,760	16,118,834	41,503	1,069,929

Shares redeemed	(1,259,700)	(37,753,507)	(1,438,544)	(37,731,319)

	1,015,731	21,702,125	3,285	1,508,521

NET INCREASE (DECREASE) IN SHARES	2,493,387	$65,204,166	(625,089)	$(20,849,166)

104

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	231,568	$3,992,445	162,292	$2,355,153

Reinvestment of distributions	19,147	332,971	—	—

Shares redeemed	(431,161)	(7,418,328)	(422,015)	(6,132,210)

	(180,446)	(3,092,912)	(259,723)	(3,777,057)
Class C Shares

Shares sold	10,725	307,160	12,298	284,714

Shares redeemed	(46,900)	(1,256,560)	(48,025)	(1,080,838)

	(36,175)	(949,400)	(35,727)	(796,124)
Institutional Shares

Shares sold	906,850	25,146,534	246,889	5,813,130

Reinvestment of distributions	7,939	227,460	—	—

Shares redeemed	(446,598)	(12,313,353)	(408,488)	(9,631,039)

	468,191	13,060,641	(161,599)	(3,817,909)
Investor Shares

Shares sold	336,971	6,429,111	206,561	3,540,573

Reinvestment of distributions	10,081	195,776	—	—

Shares redeemed	(263,406)	(4,846,551)	(508,550)	(7,970,227)

	83,646	1,778,336	(301,989)	(4,429,654)
Class R6 Shares

Shares sold	236,776	6,927,334	115,091	2,765,152

Reinvestment of distributions	2,440	70,041	—	—

Shares redeemed	(89,645)	(2,481,363)	(165,804)	(3,956,226)

	149,571	4,516,012	(50,713)	(1,191,074)
Class R Shares

Shares sold	381,012	5,196,409	62,929	780,847

Reinvestment of distributions	2,688	39,647	—	—

Shares redeemed	(135,473)	(1,920,934)	(104,553)	(1,268,812)

	248,227	3,315,122	(41,624)	(487,965)
Class P Shares

Shares sold	128,117	3,505,981	735,824	15,006,295

Reinvestment of distributions	7,560	216,902	—	—

Shares redeemed	(142,545)	(3,244,724)	(25,210)	(609,708)

	(6,868)	478,159	710,614	14,396,587

NET INCREASE (DECREASE) IN SHARES	726,146	$19,105,958	(140,761)	$(103,196)

105

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	279,269	$9,410,875	229,044	$8,804,203

Reinvestment of distributions	667,658	23,528,461	54,601	1,971,082

Shares redeemed	(668,869)	(22,578,133)	(736,839)	(27,687,847)

	278,058	10,361,203	(453,194)	(16,912,562)
Class C Shares

Shares sold	23,676	309,945	9,386	186,708

Reinvestment of distributions	82,974	1,181,331	4,577	86,185

Shares redeemed	(110,898)	(1,469,623)	(38,615)	(737,634)

	(4,248)	21,653	(24,652)	(464,741)
Institutional Shares

Shares sold	1,334,213	74,350,238	1,127,048	65,884,567

Reinvestment of distributions	781,623	46,115,007	74,878	4,165,461

Shares redeemed	(2,855,808)	(149,923,675)	(1,479,577)	(84,579,585)

	(739,972)	(29,458,430)	(277,651)	(14,529,557)
Investor Shares

Shares sold	1,335,419	43,983,573	1,152,573	45,345,052

Reinvestment of distributions	583,845	20,454,687	46,445	1,665,993

Shares redeemed	(1,732,802)	(58,268,285)	(3,928,979)	(142,613,518)

	186,462	6,169,975	(2,729,961)	(95,602,473)
Class R6 Shares

Shares sold	911,116	50,542,145	1,430,234	84,015,143

Reinvestment of distributions	762,821	44,987,854	72,925	4,055,349

Shares redeemed	(1,857,158)	(103,314,341)	(1,466,534)	(85,285,507)

	(183,221)	(7,784,342)	36,625	2,784,985
Class R Shares

Shares sold	132,752	4,319,705	131,807	4,797,543

Reinvestment of distributions	136,311	4,579,142	9,295	323,659

Shares redeemed	(208,045)	(6,524,114)	(170,172)	(6,227,629)

	61,018	2,374,733	(29,070)	(1,106,427)
Class P Shares

Shares sold	87,505	4,701,654	330,525	16,947,215

Reinvestment of distributions	131,155	7,733,635	14,467	804,361

Shares redeemed	(483,427)	(26,763,357)	(208,303)	(12,212,607)

	(264,767)	(14,328,068)	136,689	5,538,969

NET DECREASE IN SHARES	(666,670)	$(32,643,276)	(3,341,214)	$(120,291,806)

106

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	158,650	$10,118,261	147,062	$9,213,160

Reinvestment of distributions	726,334	46,805,971	128,431	7,180,590

Shares redeemed	(628,723)	(40,500,129)	(674,604)	(41,876,488)

	256,261	16,424,103	(399,111)	(25,482,738)
Class C Shares

Shares sold	10,526	569,139	15,629	794,230

Reinvestment of distributions	44,886	2,352,008	7,295	342,786

Shares redeemed	(79,321)	(4,236,220)	(65,012)	(3,427,212)

	(23,909)	(1,315,073)	(42,088)	(2,290,196)
Institutional Shares

Shares sold	718,772	47,942,144	594,086	38,404,668

Reinvestment of distributions	613,883	41,821,537	124,504	7,299,271

Shares redeemed	(1,139,516)	(77,241,683)	(1,122,258)	(74,659,924)

	193,139	12,521,998	(403,668)	(28,955,985)
Service Shares

Shares sold	3,263	203,542	7,292	430,377

Reinvestment of distributions	5,643	359,949	2,336	129,509

Shares redeemed	(12,269)	(707,543)	(67,779)	(4,393,082)

	(3,363)	(144,052)	(58,151)	(3,833,196)
Investor Shares

Shares sold	163,977	10,217,604	102,747	6,168,035

Reinvestment of distributions	119,292	7,533,105	24,792	1,360,524

Shares redeemed	(269,868)	(17,446,954)	(274,236)	(17,258,353)

	13,401	303,755	(146,697)	(9,729,794)
Class R6 Shares

Shares sold	234,379	16,348,703	125,270	8,043,887

Reinvestment of distributions	62,554	4,255,892	10,992	643,694

Shares redeemed	(172,642)	(11,792,068)	(112,034)	(7,248,809)

	124,291	8,812,527	24,228	1,438,772
Class R Shares

Shares sold	21,119	1,359,612	17,287	1,039,083

Reinvestment of distributions	17,959	1,126,218	3,074	167,845

Shares redeemed	(38,657)	(2,571,103)	(29,139)	(1,770,389)

	421	(85,273)	(8,778)	(563,461)
Class P Shares

Shares sold	532,677	35,636,828	324,618	20,432,829

Reinvestment of distributions	679,964	46,268,703	128,617	7,532,725

Shares redeemed	(862,009)	(57,615,613)	(550,234)	(35,337,680)

	350,632	24,289,918	(96,999)	(7,372,126)

NET INCREASE (DECREASE) IN SHARES	910,873	$60,807,903	(1,131,264)	$(76,788,724)

107

(This page intentionally left blank)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund and Goldman Sachs U.S. Equity Insights Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund and Goldman Sachs U.S. Equity Insights Fund (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

109

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund, and Goldman Sachs U.S. Equity Insights Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Small Cap Growth Insights Fund and the U.S. Equity Insights Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

110

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

111

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Small Cap Growth Insights Fund’s and the U.S. Equity Insights Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees noted that the Large Cap Growth Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three , five-, and ten-year periods ended March 31, 2025. They observed that the Large Cap Value Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods and in the third quartile for the three- and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and underperformed for the one-year period ended March 31, 2025. The Trustees noted that the Small Cap Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five, and ten-year periods ended March 31, 2025. They observed that the Small Cap Growth Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees noted that the Small Cap Value Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and ten-year periods and in the third quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They observed that the U.S. Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, five-, and ten-year periods and in the third quartile for the three-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

112

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

First $1 billion	0.52%	0.52%	0.80%	0.80%	0.80%	0.52%

Next $1 billion	0.47	0.47	0.80	0.80	0.80	0.47

Next $3 billion	0.44	0.44	0.72	0.72	0.72	0.44

Next $3 billion	0.44	0.44	0.68	0.68	0.68	0.44

Over $8 billion	0.43	0.43	0.67	0.67	0.67	0.43

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (in the case of the Large Cap Growth Insights Fund) and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

113

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

114

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Goldman Sachs Trust — Domestic Equity Insights Funds — Tax Information (Unaudited)

For the year ended October 31, 2025, 4.43%, 14.51%, 24.78%, 40.62%, 14.96%, and 8.12% of the dividends paid from net investment company taxable income by the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, and U.S. Equity Insights Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2025, 0.15%, 0.96, 7.51%, 7.74%, 3.85% and 0.21% of the dividend paid from net investment company taxable income by the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, and U.S. Equity Insights Funds, respectively, qualifies as section 199A dividends.

For the year ended October 31, 2025, 4.19%, 12.72%, 34.67%, 56.38%, 16.96% and 7.28% of the dividends paid from net investment company taxable income by the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, and U.S. Equity Insights Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Value Insights and U.S. Equity Insights Funds, designate $14,213,178, $10,702,819, $38,538,002, $66,564,181 and $23,048,889, respectively, or if different, the maximum amount allowable, as capital gains dividends paid during the fiscal year ended October 31, 2025.

During the fiscal year ended October 31, 2025, the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds, designate $143,566,314, $43,259,821, $7,517,062, $80, $76,061,853, and $126,269,007 respectively, as short-term capital gains dividends pursuant to Section 871(k) of the Internal Revenue Code.

115

TRUSTEESGregory G. Weaver, ChairCheryl K. BeebeDwight L. BushKathryn A. CassidyJohn G. ChouJoaquin DelgadoEileen H. DowlingLawrence HughesJohn F. KillianSteven D. KrichmarMichael LathamJames A. McNamaraLawrence W. StranghoenerOFFICERSJames A. McNamara, PresidentJoseph F. DiMaria, Principal Financial Officer,Principal Accounting Officer and TreasurerRobert Griffith, SecretaryGOLDMAN SACHS & CO. LLCDistributor and Transfer AgentGOLDMAN SACHS ASSET MANAGEMENT, L.P.Investment Adviser200 West Street, New York,New York 10282© 2025 Goldman Sachs. All-rights reserved. DOMINSAR-25

Goldman Sachs Funds Annual Financial Statements October 31, 2025 Goldman Sachs Fundamental Equity International Funds Goldman Sachs China Equity Fund Goldman Sachs Emerging Markets Equity Fund Goldman Sachs Emerging Markets Equity ex. China Fund Goldman Sachs ESG Emerging Markets Equity Fund Goldman Sachs International Equity ESG Fund Goldman Sachs International Equity Income Fund

Goldman Sachs Fundamental Equity International Funds

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 99.5%

China – 96.2%
180,276	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	$3,836,048
18,921	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	522,924
44,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	459,278
418,400	Bank of Jiangsu Co. Ltd., Class A (Banks)	633,156
101,600	Beijing Geekplus Technology Co. Ltd., Class H (Capital Goods)*	358,810
12,378	Beijing Roborock Technology Co. Ltd., Class A (Consumer Durables & Apparel)	283,824
11,200	BYD Co. Ltd., Class A (Automobiles & Components)	158,598
6,900	BYD Co. Ltd., Class H (Automobiles & Components)	89,148
2,298	Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment)*	443,509
1,736,000	China Construction Bank Corp., Class H (Banks)	1,718,713
121,200	China Merchants Bank Co. Ltd., Class A (Banks)	696,161
121,500	China Merchants Bank Co. Ltd., Class H (Banks)	761,627
48,000	China Resources Mixc Lifestyle Services Ltd. (Real Estate Management & Development)(a)	251,142
113,900	China Tower Corp. Ltd., Class H (Telecommunication Services)(a)	164,545
143,100	China Yangtze Power Co. Ltd., Class A (Utilities)	564,537
25,250	CIG Shanghai Co. Ltd., Class H (Technology Hardware & Equipment)*	266,455
125,289	CITIC Securities Co. Ltd., Class A (Financial Services)	517,117
126,500	CITIC Securities Co. Ltd., Class H (Financial Services)	481,597
25,134	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	1,372,236
68,300	East Money Information Co. Ltd., Class A (Financial Services)	244,666
34,680	Fuyao Glass Industry Group Co. Ltd., Class A (Automobiles & Components)	328,605
209,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	495,813

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
16,300	GigaDevice Semiconductor, Inc., Class A (Semiconductors & Semiconductor Equipment)	$503,487
38,400	H World Group Ltd. (Consumer Services)	148,901
4,950	H World Group Ltd. ADR (Consumer Services)	191,070
86,000	Hansoh Pharmaceutical Group Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	394,801
30,000	Hua Hong Semiconductor Ltd., Class H (Semiconductors & Semiconductor Equipment)*(a)	307,506
24,500	Huaqin Technology Co. Ltd., Class A (Technology Hardware & Equipment)	349,221
170,100	Huaxin Cement Co. Ltd., Class A (Materials)	515,295
85,099	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Food, Beverage & Tobacco)	327,609
35,500	Innovent Biologics, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	398,225
40,179	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Capital Goods)	541,890
72,938	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	656,141
3,600	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	34,890
66,400	Jinan Shengquan Group Share Holding Co. Ltd., Class A (Materials)	261,028
10,644	KE Holdings, Inc. ADR (Real Estate Management & Development)	181,480
167,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	315,070
64,000	Kuaishou Technology (Media & Entertainment)(a)	594,197
4,419	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	887,603
3,500	Laopu Gold Co. Ltd., Class H (Consumer Durables & Apparel)	308,091
24,800	Mao Geping Cosmetics Co. Ltd., Class H (Household & Personal Products)(b)	286,440
28,490	Meituan, Class B (Consumer Services)*(a)	375,007

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
11,600	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	$124,428
78,000	Minth Group Ltd. (Automobiles & Components)	346,111
39,403	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	754,159
11,540	NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	659,310
28,400	NetEase, Inc. (Media & Entertainment)	796,925
378,000	PetroChina Co. Ltd., Class H (Energy)	390,746
296,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	699,307
32,400	Ping An Insurance Group Co. of China Ltd., Class A (Insurance)	263,113
109,000	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	787,452
18,000	Pop Mart International Group Ltd. (Consumer Discretionary Distribution & Retail)(a)	512,012
968,000	Postal Savings Bank of China Co. Ltd., Class H (Banks)(a)	682,063
195,914	Sany Heavy Industry Co. Ltd., Class A (Capital Goods)	608,788
7,200	Sany Heavy Industry Co. Ltd., Class H (Capital Goods)*	21,663
12,100	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Food, Beverage & Tobacco)	323,735
43,078	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	465,422
7,500	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	226,424
32,400	Sieyuan Electric Co. Ltd., Class A (Capital Goods)	597,279
49,854	Sunresin New Materials Co. Ltd., Class A (Materials)	388,645
56,600	Tencent Holdings Ltd. (Media & Entertainment)	4,597,491
17,662	Tencent Music Entertainment Group ADR (Media & Entertainment)	394,216
6,650	Trip.com Group Ltd. (Consumer Services)	467,970
29,228	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	408,406
35,100	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Capital Goods)	288,125

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
101,400	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	$562,558
181,170	Yunnan Aluminium Co. Ltd., Class A (Materials)	584,360
286,000	Zijin Mining Group Co. Ltd., Class H (Materials)	1,183,186

		39,360,355

Hong Kong – 1.8%
4,101	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	223,516
47,200	Jiaxin International Resources Investment Ltd. (Materials)*	234,708
16,813	Zijin Gold International Co. Ltd. (Materials)*	284,308

		742,532

Taiwan – 1.5%
8,000	Accton Technology Corp. (Technology Hardware & Equipment)	278,214
5,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	342,831

		621,045

TOTAL COMMON STOCKS (Cost $26,654,885)		40,723,932

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
587	3.956%	587
(Cost $587)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $26,655,472)		40,724,519

Securities Lending Reinvestment Vehicle – 0.3%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
106,920	3.956%	106,920
(Cost $106,920)

TOTAL INVESTMENTS – 99.8% (Cost $26,762,392)		$40,831,439

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		95,369

NET ASSETS – 100.0%		$40,926,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:

ADR	—American Depositary Receipt

Sector Name	% of Market Value

Consumer Discretionary	19.9%
Financials	18.9
Communication Services	16.0
Information Technology	12.9
Industrials	10.5
Materials	8.4
Health Care	5.2
Consumer Staples	4.5
Utilities	1.4
Real Estate	1.1
Energy	0.9
Investment Company	0.0
Securities Lending Reinvestment Vehicle	0.3

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 99.9%

Brazil – 3.4%
11,099	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	$25,830,259
3,000,640	NU Holdings Ltd., Class A (Banks)*	48,340,310
4,189,100	Raia Drogasil SA (Consumer Staples Distribution & Retail)	15,573,007
141,292	Wheaton Precious Metals Corp. (Materials)	13,637,504

		103,381,080

China – 28.0%
6,684,324	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	142,234,054
467,698	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	12,925,869
1,455,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	15,193,744
570,904	Beijing Roborock Technology Co. Ltd., Class A (Consumer Durables & Apparel)	13,090,684
7,692,000	China Merchants Bank Co. Ltd., Class H (Banks)	48,217,581
702,071	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	38,330,820
1,308,400	Fuyao Glass Industry Group Co. Ltd., Class H (Automobiles & Components)(a)	11,651,732
5,746,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	13,631,292
317,803	H World Group Ltd. ADR (Consumer Services)	12,267,196
1,364,187	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Capital Goods)	18,398,665
1,524,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	14,777,998
581,789	KE Holdings, Inc. ADR (Real Estate Management & Development)	9,919,502
90,351	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	18,147,965
703,400	Mao Geping Cosmetics Co. Ltd., Class H (Household & Personal Products)(b)	8,124,265
776,268	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	14,857,493

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
293,455	NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	$16,765,854
1,247,500	NetEase, Inc. (Media & Entertainment)	35,005,768
11,314,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	26,729,601
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	5,602,469
5,512,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	39,824,127
511,400	Pop Mart International Group Ltd. (Consumer Discretionary Distribution & Retail)(a)	14,546,839
3,021,800	Sany Heavy Industry Co. Ltd., Class H (Capital Goods)*	9,091,980
389,729	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	11,765,862
2,668,900	Tencent Holdings Ltd. (Media & Entertainment)	216,788,776
834,588	Tencent Music Entertainment Group ADR (Media & Entertainment)	18,628,004
7,464,192	Yunnan Aluminium Co. Ltd., Class A (Materials)	24,075,596
7,990,000	Zijin Mining Group Co. Ltd., Class H (Materials)	33,054,749

		843,648,485

Greece – 1.6%
402,794	JUMBO SA (Consumer Discretionary Distribution & Retail)	12,786,293
1,036,975	National Bank of Greece SA (Banks)	15,242,008
2,482,816	Piraeus Financial Holdings SA (Banks)*	19,391,341

		47,419,642

Hong Kong – 0.6%
518,500	Techtronic Industries Co. Ltd. (Capital Goods)	6,047,791
639,395	Zijin Gold International Co. Ltd. (Materials)*	10,812,170

		16,859,961

Hungary – 0.7%
237,653	OTP Bank Nyrt (Banks)	22,685,269

India – 16.8%
653,928	360 ONE WAM Ltd. (Financial Services)	7,958,377
202,526	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	18,314,328

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
233,462	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	$20,204,210
683,637	Archean Chemical Industries Ltd. (Materials)	5,092,217
1,701,468	Axis Bank Ltd. (Banks)	23,612,131
2,587,745	Bajaj Finance Ltd. (Financial Services)	30,392,053
325,116	Cartrade Tech Ltd. (Consumer Discretionary Distribution & Retail)*	11,048,681
697,637	Coforge Ltd. (Software & Services)	13,963,130
373,724	Computer Age Management Services Ltd. (Commercial & Professional Services)	16,574,725
11,290,645	Eternal Ltd. (Consumer Services)*	40,295,398
701,421	Five-Star Business Finance Ltd. (Financial Services)	5,155,079
764,606	Godrej Properties Ltd. (Real Estate Management & Development)*	19,687,147
527,415	Grasim Industries Ltd. (Materials)	17,166,473
3,535,855	ICICI Bank Ltd. (Banks)	53,577,522
837,849	Info Edge India Ltd. (Media & Entertainment)	12,999,787
1,841,911	Infosys Ltd. (Software & Services)	30,690,093
164,086	MakeMyTrip Ltd. (Consumer Services)*	13,126,880
313,351	Navin Fluorine International Ltd. (Materials)	20,081,508
236,821	Netweb Technologies India Ltd. (Technology Hardware & Equipment)	10,764,333
863,579	SAI Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	8,927,447
1,086,977	SBI Life Insurance Co. Ltd. (Insurance)(a)	23,915,767
1,418,839	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	27,047,119
15,206,821	Suzlon Energy Ltd. (Capital Goods)*	10,154,723
2,789,520	Tata Capital Ltd. (Financial Services)*	10,284,973
1,834,601	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	24,067,355
404,258	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	16,212,098
407,096	TVS Motor Co. Ltd. (Automobiles & Components)	16,078,169

		507,391,723

Shares	Description	Value

Common Stocks – (continued)

Indonesia – 1.3%
42,854,300	Bank Central Asia Tbk PT (Banks)	$21,941,059
128,119,600	BFI Finance Indonesia Tbk PT (Financial Services)	6,201,821
1,152,124,800	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary Distribution & Retail)*	4,138,977
191,173,900	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	8,027,473
14,645,700	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	104,801
269,300	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	1,927

		40,416,058

Mexico – 1.9%
2,209,999	Arca Continental SAB de CV (Food, Beverage & Tobacco)	21,404,700
2,921,600	Banco del Bajio SA (Banks)(a)	7,480,718
5,579,350	Gentera SAB de CV (Financial Services)	13,273,799
3,536,171	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	14,121,082

		56,280,299

Peru – 0.8%
87,274	Credicorp Ltd. (Banks)	22,778,514

Philippines – 1.0%
4,432,886	BDO Unibank, Inc. (Banks)	10,055,909
2,530,750	Jollibee Foods Corp. (Consumer Services)	9,314,536
91,590,200	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	10,501,949

		29,872,394

Poland – 1.1%
360,637	Bank Pekao SA (Banks)	18,465,258
1,257,075	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	15,014,889

		33,480,147

Russia – 0.0%
2,495,750	Renaissance Insurance Group JSC (Insurance)*(c)	—
4,327,745	Sberbank of Russia PJSC (Banks)*(c)	—

		—

Saudi Arabia – 3.3%
1,067,166	Al Rajhi Bank (Banks)	30,162,514
984,177	Almarai Co. JSC (Food, Beverage & Tobacco)	13,048,424
191,628	Co. for Cooperative Insurance (The) (Insurance)	6,959,372
52,967	Elm Co. (Software & Services)	13,399,499

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
385,031	Rasan Information Technology Co. (Insurance)*	$11,309,243
2,288,059	Saudi National Bank (The) (Banks)	24,346,224

		99,225,276

Singapore – 0.3%
1,870,993	Nanofilm Technologies International Ltd. (Materials)	997,455
53,668	Sea Ltd. ADR (Consumer Discretionary Distribution & Retail)*	8,385,625

		9,383,080

Slovenia – 0.6%
483,077	Nova Ljubljanska Banka dd, GDR (Banks)	19,377,303

South Africa – 2.6%
95,049	Capitec Bank Holdings Ltd. (Banks)(b)	21,029,356
580,581	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	12,241,541
4,799,319	FirstRand Ltd. (Financial Services)	22,777,075
1,099,720	JSE Ltd. (Financial Services)	8,936,133
19,179,507	Old Mutual Ltd. (Insurance)	14,997,492

		79,981,597

South Korea – 14.5%
99,896	Hyundai Rotem Co. Ltd. (Capital Goods)	16,161,452
311,307	IsuPetasys Co. Ltd. (Technology Hardware & Equipment)	24,691,149
577,280	KB Financial Group, Inc. (Banks)	47,125,436
357,282	Kia Corp. (Automobiles & Components)	29,968,322
39,925	LG Chem Ltd. (Materials)	11,105,068
190,104	LG Electronics, Inc. (Consumer Durables & Apparel)	11,659,691
70,795	NCSoft Corp. (Media & Entertainment)	10,927,481
26,088	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	22,303,768
1,856,483	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	139,749,022
770,070	Samsung Heavy Industries Co. Ltd. (Capital Goods)*	15,971,622
276,931	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	107,752,053

		437,415,064

Taiwan – 19.3%
802,000	Accton Technology Corp. (Technology Hardware & Equipment)	27,890,921

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,642,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	$21,138,010
734,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	19,433,896
1,487,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	47,827,679
2,072,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	14,234,470
673,000	Elite Material Co. Ltd. (Technology Hardware & Equipment)	29,568,728
982,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	2,949,094
228,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	15,633,113
405,000	Lotes Co. Ltd. (Technology Hardware & Equipment)	18,057,221
957,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	40,585,846
1,240,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)	4,018,603
470,200	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	5,632,917
6,965,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	336,867,913

		583,838,411

Thailand – 0.7%
14,573,400	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	8,504,294
35,288,600	True Corp. PCL, NVDR (Telecommunication Services)*	12,323,599

		20,827,893

Turkey – 0.6%
3,471,017	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)	16,780,779

United Arab Emirates – 0.8%
2,181,321	Abu Dhabi Islamic Bank PJSC (Banks)	12,534,154
4,521,714	Aldar Properties PJSC (Real Estate Management & Development)	11,078,734

		23,612,888

TOTAL COMMON STOCKS (Cost $1,900,455,369)		3,014,655,863

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Rate	Value

Preferred Stocks – 1.0%

Brazil – 1.0%
3,087,490	Itau Unibanco Holding SA (Banks)	6.57%	$22,634,152
5,930,100	Marcopolo SA (Capital Goods)	8.58	8,696,826

			31,330,978

India – 0.0%
1,716,372	TVS Motor Co. Ltd., 9/1/2026 (Automobiles & Components)*(c)	6.00	193,348

TOTAL PREFERRED STOCKS (Cost $22,954,198)			31,524,326

Shares	Dividend Rate		Value

Investment Company – 0.0%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
61,845	3.956%		61,845
(Cost $61,845)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,923,471,412)			3,046,242,034

Securities Lending Reinvestment Vehicle – 0.7%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
20,911,972	3.956%		20,911,972
(Cost $20,911,972)

TOTAL INVESTMENTS – 101.6% (Cost $1,944,383,384)			$3,067,154,006

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%			(49,597,790)

NET ASSETS – 100.0%			$3,017,556,216

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	31.1%
Financials	23.6
Consumer Discretionary	14.4
Communication Services	10.1
Industrials	5.1
Consumer Staples	4.5
Materials	4.5
Health Care	4.2
Real Estate	1.8
Investment Company	0.0
Securities Lending Reinvestment Vehicle	0.7

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 99.1%

Brazil – 4.9%
24,000	Caixa Seguridade Participacoes SA (Insurance)	$66,782
74	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	172,217
15,438	NU Holdings Ltd., Class A (Banks)*	248,706
31,700	Raia Drogasil SA (Consumer Staples Distribution & Retail)	117,845
612	Wheaton Precious Metals Corp. (Materials)	59,070

		664,620

Greece – 2.6%
2,883	Hellenic Telecommunications Organization SA (Telecommunication Services)	54,139
1,984	JUMBO SA (Consumer Discretionary Distribution & Retail)	62,980
7,309	National Bank of Greece SA (Banks)	107,432
16,940	Piraeus Financial Holdings SA (Banks)*	132,305

		356,856

Hungary – 0.8%
1,191	OTP Bank Nyrt (Banks)	113,687

India – 23.1%
4,859	360 ONE WAM Ltd. (Financial Services)	59,135
997	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	90,158
1,266	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	109,562
3,589	Archean Chemical Industries Ltd. (Materials)	26,734
11,020	Axis Bank Ltd. (Banks)	152,930
12,611	Bajaj Finance Ltd. (Financial Services)	148,111
8,273	Bharti Airtel Ltd. (Telecommunication Services)	191,571
6,220	CMS Info Systems Ltd. (Commercial & Professional Services)	26,001
4,029	Coforge Ltd. (Software & Services)	80,640
1,531	Computer Age Management Services Ltd. (Commercial & Professional Services)	67,900
63,694	Eternal Ltd. (Consumer Services)*	227,319
3,982	Five-Star Business Finance Ltd. (Financial Services)	29,266

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
5,387	Godrej Consumer Products Ltd. (Household & Personal Products)	$67,846
4,271	Godrej Properties Ltd. (Real Estate Management & Development)*	109,970
4,563	Gokaldas Exports Ltd. (Consumer Durables & Apparel)*	43,078
2,145	Grasim Industries Ltd. (Materials)	69,816
11,875	Hindalco Industries Ltd. (Materials)	113,262
4,157	Home First Finance Co. India Ltd. (Financial Services)(a)	55,934
18,664	ICICI Bank Ltd. (Banks)	282,809
3,529	Info Edge India Ltd. (Media & Entertainment)	54,755
8,729	Infosys Ltd. (Software & Services)	145,443
2,156	Kfin Technologies Ltd. (Financial Services)	26,651
743	MakeMyTrip Ltd. (Consumer Services)*	59,440
1,766	Navin Fluorine International Ltd. (Materials)	113,176
1,108	Netweb Technologies India Ltd. (Technology Hardware & Equipment)	50,362
6,035	SAI Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	62,388
6,086	SBI Life Insurance Co. Ltd. (Insurance)(a)	133,905
6,746	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	128,598
70,009	Suzlon Energy Ltd. (Capital Goods)*	46,750
2,449	Tata Capital Ltd. (Financial Services)*	9,030
8,545	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	112,098
33,836	Tata Steel Ltd. (Materials)	69,635
1,889	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	75,755
2,970	TVS Motor Co. Ltd. (Automobiles & Components)	117,300

		3,157,328

Indonesia – 1.4%
224,800	Bank Central Asia Tbk PT (Banks)	115,096
551,500	BFI Finance Indonesia Tbk PT (Financial Services)	26,696

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
973,100	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	$40,861
1,200,800	Nusantara Sejahtera Raya Tbk PT (Media & Entertainment)(a)	8,592

		191,245

Mexico – 1.9%
6,927	Arca Continental SAB de CV (Food, Beverage & Tobacco)	67,091
7,400	Banco del Bajio SA (Banks)(a)	18,948
10,900	Grupo Financiero Banorte SAB de CV, Class O (Banks)	102,584
18,045	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	72,059

		260,682

Peru – 1.0%
519	Credicorp Ltd. (Banks)	135,459

Philippines – 1.0%
20,729	BDO Unibank, Inc. (Banks)	47,023
11,020	Jollibee Foods Corp. (Consumer Services)	40,560
440,100	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	50,463

		138,046

Poland – 1.2%
1,810	Bank Pekao SA (Banks)	92,675
6,350	Dino Polska SA (Consumer Staples Distribution & Retail)*(a)	75,847

		168,522

Saudi Arabia – 4.1%
6,682	Al Rajhi Bank (Banks)	188,861
5,822	Almarai Co. JSC (Food, Beverage & Tobacco)	77,189
1,669	Co. for Cooperative Insurance (The) (Insurance)	60,613
242	Elm Co. (Software & Services)	61,221
1,625	Rasan Information Technology Co. (Insurance)*	47,730
11,340	Saudi National Bank (The) (Banks)	120,664

		556,278

Singapore – 0.8%
31,900	Nanofilm Technologies International Ltd. (Materials)	17,006
595	Sea Ltd. ADR (Consumer Discretionary Distribution & Retail)*	92,969

		109,975

Slovenia – 0.7%
2,464	Nova Ljubljanska Banka dd, GDR (Banks)	98,836

Shares	Description	Value

Common Stocks – (continued)

South Africa – 4.4%
2,098	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	$51,900
479	Capitec Bank Holdings Ltd. (Banks)	105,977
3,507	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	73,945
21,532	FirstRand Ltd. (Financial Services)	102,189
6,174	JSE Ltd. (Financial Services)	50,169
111,859	Old Mutual Ltd. (Insurance)	87,469
26,619	Pepkor Holdings Ltd. (Consumer Discretionary Distribution & Retail)(a)	40,586
5,078	Shoprite Holdings Ltd. (Consumer Staples Distribution & Retail)	84,953

		597,188

South Korea – 18.7%
537	Hyundai Rotem Co. Ltd. (Capital Goods)	86,877
2,609	I-Scream Media Co. Ltd. (Consumer Services)*	32,376
1,675	IsuPetasys Co. Ltd. (Technology Hardware & Equipment)	132,852
3,423	KB Financial Group, Inc. (Banks)	279,432
2,330	Kia Corp. (Automobiles & Components)	195,437
286	LG Chem Ltd. (Materials)	79,550
1,483	LG Electronics, Inc. (Consumer Durables & Apparel)	90,957
359	NCSoft Corp. (Media & Entertainment)	55,413
184	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	157,310
11,638	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	876,065
3,726	Samsung Heavy Industries Co. Ltd. (Capital Goods)*	77,279
1,295	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	503,876

		2,567,424

Taiwan – 29.0%
6,000	Accton Technology Corp. (Technology Hardware & Equipment)	208,660
14,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	112,011
5,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	132,383
12,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	385,966

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description		Value

Common Stocks – (continued)

Taiwan – (continued)
13,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)		$89,309
3,000	Elite Material Co. Ltd. (Technology Hardware & Equipment)		131,807
2,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)		137,133
2,000	Lotes Co. Ltd. (Technology Hardware & Equipment)		89,171
6,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)		254,457
6,000	Merida Industry Co. Ltd. (Consumer Durables & Apparel)		19,445
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)		35,940
49,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		2,369,625

			3,965,907

Thailand – 0.7%
93,300	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)		54,445
104,700	True Corp. PCL, NVDR (Telecommunication Services)*		36,564

			91,009

Turkey – 0.6%
18,507	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)		89,473

United Arab Emirates – 2.2%
18,743	Abu Dhabi Islamic Bank PJSC (Banks)		107,700
78,263	ADNOC Drilling Co. PJSC (Energy)		118,898
25,134	Aldar Properties PJSC (Real Estate Management & Development)		61,581
32,822	Emirates Central Cooling Systems Corp. (Utilities)		14,119

			302,298

TOTAL COMMON STOCKS (Cost $8,922,505)			13,564,833

Shares	Description	Rate	Value

Preferred Stocks – 1.3%

Brazil – 1.3%
17,330	Itau Unibanco Holding SA (Banks)	7.44%	127,045

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
38,734	Marcopolo SA (Capital Goods)	6.96%	$56,806

			183,851

India – 0.0%
11,880	TVS Motor Co. Ltd., 9/1/2026 (Automobiles & Components)*(b)	6.00	1,338

TOTAL PREFERRED STOCKS (Cost $139,604)			185,189

Shares	Dividend Rate		Value

Investment Company – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
10	3.956%		10
(Cost $10)

TOTAL INVESTMENTS – 100.4% (Cost $9,062,119)			$13,750,032

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(58,903)

NET ASSETS – 100.0%			$13,691,129

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Sector Name	% of Market Value

Information Technology	41.9%
Financials	25.2
Consumer Discretionary	9.9
Consumer Staples	5.7
Health Care	4.3
Materials	4.0
Industrials	3.3
Communication Services	2.9
Real Estate	1.8
Energy	0.9
Utilities	0.1
Investment Company	0.0

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 99.5%

Brazil – 3.3%
133	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	$309,526
25,829	NU Holdings Ltd., Class A (Banks)*	416,105
34,000	Raia Drogasil SA (Consumer Staples Distribution & Retail)	126,395

		852,026

China – 28.6%
59,227	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	1,260,276
16,400	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	171,185
4,922	Beijing Roborock Technology Co. Ltd., Class A (Consumer Durables & Apparel)	112,860
81,500	China Merchants Bank Co. Ltd., Class H (Banks)	510,886
27,899	China Yangtze Power Co. Ltd., Class A (Utilities)	110,063
7,560	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	412,752
14,400	Fuyao Glass Industry Group Co. Ltd., Class H (Automobiles & Components)(a)	128,237
50,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	118,616
2,959	H World Group Ltd. ADR (Consumer Services)	114,217
11,800	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Capital Goods)	159,146
13,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	127,931
5,335	KE Holdings, Inc. ADR (Real Estate Management & Development)	90,962
6,716	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	128,542
11,700	NetEase, Inc. (Media & Entertainment)	328,311
96,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	226,802
55,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	400,950
4,400	Pop Mart International Group Ltd. (Consumer Discretionary Distribution & Retail)(a)	125,159
25,600	Sany Heavy Industry Co. Ltd., Class H (Capital Goods)*	77,025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	$108,683
26,300	Tencent Holdings Ltd. (Media & Entertainment)	2,136,290
8,823	Tencent Music Entertainment Group ADR (Media & Entertainment)	196,929
84,600	Yunnan Aluminium Co. Ltd., Class A (Materials)	272,876

		7,318,698

Greece – 2.2%
4,123	JUMBO SA (Consumer Discretionary Distribution & Retail)	130,880
13,067	National Bank of Greece SA (Banks)	192,066
30,956	Piraeus Financial Holdings SA (Banks)*	241,773

		564,719

Hong Kong – 0.8%
2,767	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	150,810
4,000	Techtronic Industries Co. Ltd. (Capital Goods)	46,656

		197,466

Hungary – 0.7%
1,951	OTP Bank Nyrt (Banks)	186,234

India – 16.5%
3,044	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	263,433
16,882	Axis Bank Ltd. (Banks)	234,280
24,721	Bajaj Finance Ltd. (Financial Services)	290,338
133,618	Eternal Ltd. (Consumer Services)*	476,872
6,920	Godrej Properties Ltd. (Real Estate Management & Development)*	178,177
3,624	Grasim Industries Ltd. (Materials)	117,955
39,567	ICICI Bank Ltd. (Banks)	599,544
10,772	Info Edge India Ltd. (Media & Entertainment)	167,135
16,117	Infosys Ltd. ADR (Software & Services)	267,059
1,422	MakeMyTrip Ltd. (Consumer Services)*	113,760
121,663	NTPC Green Energy Ltd. (Utilities)*	141,204
10,968	SBI Life Insurance Co. Ltd. (Insurance)(a)	241,319

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
11,765	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$224,274
127,941	Suzlon Energy Ltd. (Capital Goods)*	85,436
24,228	Tata Capital Ltd. (Financial Services)*	89,329
27,354	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	358,845
5,096	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	204,367
4,300	TVS Motor Co. Ltd. (Automobiles & Components)	169,828

		4,223,155

Indonesia – 0.8%
357,500	Bank Central Asia Tbk PT (Banks)	183,037
9,403,900	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary Distribution & Retail)*	33,783

		216,820

Mexico – 1.4%
21,499	Arca Continental SAB de CV (Food, Beverage & Tobacco)	208,226
24,200	Banco del Bajio SA (Banks)(a)	61,964
20,480	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	81,783

		351,973

Peru – 0.8%
742	Credicorp Ltd. (Banks)	193,662

Philippines – 1.1%
37,126	BDO Unibank, Inc. (Banks)	84,219
23,390	Jollibee Foods Corp. (Consumer Services)	86,088
913,400	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	104,733

		275,040

Poland – 0.6%
3,066	Bank Pekao SA (Banks)	156,985

Russia – –%
16,753	Renaissance Insurance Group JSC (Insurance)*(b)	—

Saudi Arabia – 3.5%
8,998	Al Rajhi Bank (Banks)	254,320
8,604	Almarai Co. JSC (Food, Beverage & Tobacco)	114,074
2,910	Co. for Cooperative Insurance (The) (Insurance)	105,683
452	Elm Co. (Software & Services)	114,346
3,397	Rasan Information Technology Co. (Insurance)*	99,778

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
19,182	Saudi National Bank (The) (Banks)	$204,107

		892,308

Singapore – 0.3%
448	Sea Ltd. ADR (Consumer Discretionary Distribution & Retail)*	70,000

South Africa – 3.2%
4,120	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	101,919
829	Capitec Bank Holdings Ltd. (Banks)	183,414
8,503	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	179,286
40,164	FirstRand Ltd. (Financial Services)	190,614
227,362	Old Mutual Ltd. (Insurance)	177,787

		833,020

South Korea – 14.6%
4,990	KB Financial Group, Inc. (Banks)	407,352
3,043	Kia Corp. (Automobiles & Components)	255,243
327	LG Chem Ltd. (Materials)	90,954
2,687	LG Electronics, Inc. (Consumer Durables & Apparel)	164,802
745	NCSoft Corp. (Media & Entertainment)	114,994
296	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	253,063
16,856	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,268,856
6,657	Samsung Heavy Industries Co. Ltd. (Capital Goods)*	138,069
2,728	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,061,447

		3,754,780

Taiwan – 19.5%
9,000	Accton Technology Corp. (Technology Hardware & Equipment)	312,990
22,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	176,017
6,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	158,860
17,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	546,786
18,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	123,659

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description		Value

Common Stocks – (continued)

Taiwan – (continued)
6,000	Elite Material Co. Ltd. (Technology Hardware & Equipment)		$263,614
7,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)		21,022
3,000	Lotes Co. Ltd. (Technology Hardware & Equipment)		133,757
11,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)		466,504
4,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)		47,919
57,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		2,756,502

			5,007,630

Thailand – 0.8%
156,400	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)		91,267
306,300	True Corp. PCL, NVDR (Telecommunication Services)*		106,967

			198,234

United Arab Emirates – 0.8%
19,001	Abu Dhabi Islamic Bank PJSC (Banks)		109,182
36,283	Aldar Properties PJSC (Real Estate Management & Development)		88,898

			198,080

TOTAL COMMON STOCKS (Cost $16,448,240)			25,490,830

Shares	Description	Rate	Value

Preferred Stocks – 1.0%

Brazil – 1.0%
35,890	Itau Unibanco Holding SA (Banks)	7.44%	263,107

India – 0.0%
17,988	TVS Motor Co. Ltd., 9/1/2026 (Automobiles & Components)*(b)	6.00	2,026

TOTAL PREFERRED STOCKS (Cost $164,585)			265,133

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
194	3.956%	$194
(Cost $194)

TOTAL INVESTMENTS – 100.5% (Cost $16,613,019)		$25,756,157

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(126,172)

NET ASSETS – 100.0%		$25,629,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	30.2%
Financials	25.1
Consumer Discretionary	15.1
Communication Services	12.0
Health Care	4.9
Consumer Staples	4.6
Industrials	3.6
Materials	1.9
Real Estate	1.7
Utilities	0.9
Investment Company	0.0

TOTAL INVESTMENTS	100.0%

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 98.0%

Denmark – 1.1%
224,006	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$11,028,199

France – 6.6%
98,345	Air Liquide SA (Materials)	19,033,596
103,647	Capgemini SE (Software & Services)	15,945,629
40,482	L’Oreal SA (Household & Personal Products)	16,893,611
113,214	Vinci SA (Capital Goods)	15,138,568

		67,011,404

Germany – 7.8%
684,005	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	27,150,158
84,335	SAP SE (Software & Services)	21,933,230
106,800	Siemens AG (Capital Goods)	30,266,854

		79,350,242

Hong Kong – 3.5%
3,647,200	AIA Group Ltd. (Insurance)	35,489,943

Italy – 1.7%
281,483	Moncler SpA (Consumer Durables & Apparel)	16,885,999

Japan – 21.2%
204,800	Hoya Corp. (Health Care Equipment & Services)	33,266,095
553,400	ITOCHU Corp. (Capital Goods)	32,054,757
41,700	Keyence Corp. (Technology Hardware & Equipment)	15,476,321
266,800	Nomura Research Institute Ltd. (Software & Services)	10,301,971
1,252,600	ORIX Corp. (Financial Services)	30,641,162
347,400	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	17,226,862
1,069,000	Sony Group Corp. (Consumer Durables & Apparel)	29,771,209
1,343,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	36,376,370
337,373	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,104,857

		214,219,604

Netherlands – 7.7%
23,262	ASML Holding NV (Semiconductors & Semiconductor Equipment)	24,595,154
1,000,552	ING Groep NV (Banks)	24,983,476
695,160	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	28,453,335

		78,031,965

Shares	Description	Value

Common Stocks – (continued)

Spain – 8.3%
1,309,420	Banco Bilbao Vizcaya Argentaria SA (Banks)	$26,379,706
773,246	Cellnex Telecom SA (Telecommunication Services)*(a)	24,072,512
1,633,967	Iberdrola SA (Utilities)	33,114,398

		83,566,616

Switzerland – 6.0%
35,822	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	24,736,234
52,281	Zurich Insurance Group AG (Insurance)	36,359,942

		61,096,176

Taiwan – 2.0%
68,126	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	20,467,094

United Kingdom – 23.9%
470,679	Ashtead Group PLC (Capital Goods)	31,438,961
204,195	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	33,681,726
870,442	Compass Group PLC (Consumer Services)	28,811,522
163,586	InterContinental Hotels Group PLC (Consumer Services)	19,732,955
185,554	London Stock Exchange Group PLC (Financial Services)	23,124,945
2,291,875	National Grid PLC (Utilities)	34,364,666
3,241,979	NatWest Group PLC (Banks)	24,958,457
575,368	RELX PLC (Commercial & Professional Services)	25,429,219
3,524,582	Rentokil Initial PLC (Commercial & Professional Services)	19,672,309

		241,214,760

United States – 8.2%
195,565	Experian PLC (Commercial & Professional Services)	9,122,178
69,063	Ferguson Enterprises, Inc. (Capital Goods)	17,162,156
112,986	Schneider Electric SE (Capital Goods)	32,193,114
37,279	Spotify Technology SA (Media & Entertainment)*	24,429,674

		82,907,122

TOTAL COMMON STOCKS (Cost $776,526,814)		991,269,124

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued) October 31, 2025

Shares	Dividend Rate	Value

Investment Company – 1.8%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
17,808,154	3.956%	$17,808,154
(Cost $17,808,154)

TOTAL INVESTMENTS – 99.8% (Cost $794,334,968)		$1,009,077,278

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,135,302

NET ASSETS – 100.0%		$1,011,212,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value

Financials	23.6%
Industrials	22.8
Information Technology	13.4
Health Care	11.1
Consumer Discretionary	9.4
Utilities	6.7
Communication Services	4.8
Consumer Staples	4.5
Materials	1.9
Investment Company	1.8

TOTAL INVESTMENTS	100.0%

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 97.2%

Australia – 3.6%
1,536,094	Rio Tinto PLC (Materials)	$110,737,177

France – 9.7%
898,165	Accor SA (Consumer Services)	45,692,271
353,228	Capgemini SE (Software & Services)	54,342,553
2,294,151	Orange SA (Telecommunication Services)	36,698,126
605,312	Societe Generale SA (Banks)	38,389,308
1,281,592	TotalEnergies SE (Energy)	80,016,294
336,316	Vinci SA (Capital Goods)	44,970,962

		300,109,514

Germany – 6.8%
3,041,643	Deutsche Telekom AG (Telecommunication Services)	94,215,515
410,974	Siemens AG (Capital Goods)	116,469,007

		210,684,522

Italy – 2.7%
8,380,789	Enel SpA (Utilities)	84,778,104

Japan – 15.7%
1,487,600	ITOCHU Corp. (Capital Goods)	86,166,707
2,435,400	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	52,509,464
3,654,800	ORIX Corp. (Financial Services)	89,403,895
2,294,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	62,131,684
1,420,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	38,324,962
292,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	64,575,762
4,559,800	Toyota Motor Corp. (Automobiles & Components)	92,961,266

		486,073,740

Netherlands – 5.9%
3,807,969	ING Groep NV (Banks)	95,083,816
2,092,468	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	85,646,027

		180,729,843

Singapore – 4.5%
2,092,950	DBS Group Holdings Ltd. (Banks)	86,653,440
4,210,300	Singapore Exchange Ltd. (Financial Services)	54,630,971

		141,284,411

Spain – 8.3%
4,503,663	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	90,731,243
4,858,064	Iberdrola SA (Utilities)	98,454,783

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
1,251,506	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)(a)	$69,108,711

		258,294,737

Switzerland – 4.6%
32,513	Partners Group Holding AG (Financial Services)	39,815,970
148,651	Zurich Insurance Group AG (Insurance)	103,382,525

		143,198,495

Taiwan – 1.5%
969,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	46,860,536

United Kingdom – 20.3%
695,948	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	114,795,807
1,041,509	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	92,517,244
2,993,467	Compass Group PLC (Consumer Services)	99,083,385
9,247,335	HSBC Holdings PLC (Banks)	129,457,758
6,363,411	National Grid PLC (Utilities)	95,413,798
12,953,399	NatWest Group PLC (Banks)	99,722,069

		630,990,061

United States – 13.6%
204,260	Ferguson Enterprises, Inc. (Capital Goods)	50,758,610
4,489	Ferguson Enterprises, Inc. (Capital Goods)	1,107,528
637,503	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	78,898,436
331,647	Schneider Electric SE (Capital Goods)	94,496,218
2,765,986	Shell PLC (Energy)	103,695,337
516,571	Swiss Re AG (Insurance)	94,326,883

		423,283,012

TOTAL COMMON STOCKS (Cost $2,391,888,929)		3,017,024,152

Shares	Dividend Rate	Value

Investment Company – 2.4%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
74,308,962	3.956%	74,308,962
(Cost $74,308,962)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,466,197,891)		3,091,333,114

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued) October 31, 2025

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.2%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
98,941,250	3.956%	$98,941,250
(Cost $98,941,250)

TOTAL INVESTMENTS – 102.8% (Cost $2,565,139,141)		$3,190,274,364

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%		(85,450,897)

NET ASSETS – 100.0%		$3,104,823,467

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

Sector Name	% of Market Value

Financials	30.8%
Industrials	12.3
Consumer Discretionary	9.6
Utilities	8.7
Health Care	7.3
Information Technology	6.9
Energy	5.8
Consumer Staples	5.5
Communication Services	4.0
Materials	3.5
Investment Company	2.4
Securities Lending Reinvestment Vehicle	3.2

TOTAL INVESTMENTS	100.0%

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities October 31, 2025

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Assets:

Investments in unaffiliated issuers, at value (cost $26,654,885, $1,923,409,567 and $9,062,109, respectively)(a)	$40,723,932	$3,046,180,189	$13,750,022
Investments in affiliated issuers, at value (cost $587, $61,845 and $10, respectively)	587	61,845	10
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	106,920	20,911,972	—
Cash	252,905	—	28,306
Foreign Currency, at value (cost $58,878, $– and $114,159, respectively)	58,561	—	113,717
Receivables:
Investments sold	788,087	31,701,833	4,718
Reimbursement from investment adviser	19,353	—	26,156
Fund shares sold	5,606	573,653	—
Securities lending income	917	36,789	—
Dividends	—	1,165,242	7,549
Foreign tax reclaims	—	678,238	1,707
Other assets	37,621	68,855	29,175

Total assets	41,994,489	3,101,378,616	13,961,360

Liabilities:

Payables:
Investments purchased	809,260	12,507,477	562
Payable upon return of securities loaned	106,920	20,911,972	—
Accrued Audit fees	43,836	43,836	43,836
Custody, accounting and administrative services	37,468	719,765	50,933
Management fees	18,162	1,186,920	5,312
Distribution and Service fees and Transfer Agency fees	2,922	38,357	309
Fund shares redeemed	2,843	2,936,796	—
Due to custodian	—	16,995,696	—
Foreign bank overdraft (cost $–, $1,152,516 and $–, respectively)	—	1,159,584	—
Foreign capital gains taxes	—	27,219,340	157,182
Accrued expenses	46,270	102,657	12,097

Total liabilities	1,067,681	83,822,400	270,231

Net Assets:

Paid-in capital	74,792,819	2,740,883,241	9,306,032
Total distributable earnings (loss)	(33,866,011)	276,672,975	4,385,097

NET ASSETS	$40,926,808	$3,017,556,216	$13,691,129
Net Assets:
Class A	$11,223,361	$90,151,498	$229,359
Class C	1,012,649	8,757,867	75,420
Institutional	6,522,725	2,271,751,787	8,973,411
Service	—	23,250,735	—
Investor	313,442	67,016,323	77,582
Class R6	447,953	98,843,612	77,878
Class R	—	—	76,513
Class P	21,406,678	457,784,394	4,180,966
Total Net Assets	$40,926,808	$3,017,556,216	$13,691,129
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	430,080	3,182,803	15,130
Class C	44,977	353,414	5,013
Institutional	229,901	74,434,485	589,792
Service	—	855,277	—
Investor	11,124	2,211,673	5,104
Class R6	15,851	3,223,992	5,118
Class R	—	—	5,055
Class P	757,090	14,928,040	275,015
Net asset value, offering and redemption price per share:(b)
Class A	$26.10	$28.32	$15.16
Class C	22.51	24.78	15.04
Institutional	28.37	30.52	15.21
Service	—	27.19	—
Investor	28.18	30.30	15.20
Class R6	28.26	30.66	15.22
Class R	—	—	15.14
Class P	28.27	30.67	15.20

(a)	Includes loaned securities having a market value of $101,640, $19,764,459 and $– for China Equity Fund, Emerging Markets Equity Fund and Emerging Markets Equity ex. China Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the China Equity Fund, Emerging Markets Equity Fund and Emerging Markets Equity ex. China Fund is $27.62, $29.97 and $16.04, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities (continued) October 31, 2025

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $16,612,825, $776,526,814 and $2,391,888,929, respectively)(a)	$25,755,963	$991,269,124	$3,017,024,152
Investments in affiliated issuers, at value (cost $194, $17,808,154 and $74,308,962, respectively)	194	17,808,154	74,308,962
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	98,941,250
Cash	—	479,008	46,369
Foreign Currency, at value (cost $212,420, $11,640 and $178,269, respectively)	212,357	9,788	178,106
Receivables:
Investments sold	183,361	—	—
Reimbursement from investment adviser	32,826	25,670	59,408
Dividends	10,205	1,985,136	7,730,428
Securities lending income	—	1,935	7,454
Foreign tax reclaims	—	3,441,652	5,672,167
Fund shares sold	—	599,601	3,360,906
Other assets	43,568	58,551	141,871

Total assets	26,238,474	1,015,678,619	3,207,471,073

Liabilities:

Payables:
Foreign capital gains taxes	221,498	—	—
Investments purchased	116,057	—	—
Due to custodian	111,431	—	—
Custody, accounting and administrative services	46,768	104,465	163,838
Accrued Audit fees	43,836	43,836	43,836
Fund shares redeemed	37,157	3,851,397	2,356,375
Management fees	10,247	368,128	987,812
Distribution and Service fees and Transfer Agency fees	869	30,121	96,387
Payable upon return of securities loaned	—	—	98,941,250
Accrued expenses	20,626	68,092	58,108

Total liabilities	608,489	4,466,039	102,647,606

Net Assets:

Paid-in capital	84,875,728	789,617,914	2,440,944,581
Total distributable earnings (loss)	(59,245,743)	221,594,666	663,878,886

NET ASSETS	$25,629,985	$1,011,212,580	$3,104,823,467
Net Assets:
Class A	$2,074,975	$77,347,941	$91,380,628
Class C	105,375	7,555,452	7,592,675
Institutional	17,930,964	605,776,940	1,857,152,907
Service	—	269,917	—
Investor	486,368	128,615,141	761,534,128
Class R6	60,793	92,338,542	273,975,895
Class R	189,290	—	2,078,920
Class P	4,782,220	99,308,647	111,108,314
Total Net Assets	$25,629,985	$1,011,212,580	$3,104,823,467
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	161,496	2,436,660	4,424,497
Class C	8,469	261,620	427,679
Institutional	1,391,468	18,538,751	84,408,841
Service	—	8,142	—
Investor	37,774	3,965,569	36,995,617
Class R6	4,710	2,843,241	12,472,900
Class R	14,914	—	100,150
Class P	370,972	3,056,758	5,060,436
Net asset value, offering and redemption price per share:(b)
Class A	$12.85	$31.74	$20.65
Class C	12.44	28.88	17.75
Institutional	12.89	32.68	22.00
Service	—	33.15	—
Investor	12.88	32.43	20.58
Class R6	12.91	32.48	21.97
Class R	12.69	—	20.76
Class P	12.89	32.49	21.96

(a)	Includes loaned securities having a market value of $–, $– and $95,103,166 for ESG Emerging Markets Equity Fund, International Equity ESG Fund and International Equity Income Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the ESG Emerging Markets Equity Fund, International Equity ESG Fund and International Equity Income Fund is $13.60, $33.59 and $21.85, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2025

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $65,936, $7,378,995 and $37,544, respectively)	$775,961	$54,847,094	$232,267

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	3,503	139,484	—

Dividends — affiliated issuers	2,106	180,993	387

Total Investment Income	781,570	55,167,571	232,654

Expenses:

Management fees	356,599	27,572,478	104,673

Professional fees	114,245	170,819	139,507

Custody, accounting and administrative services	82,072	1,799,793	62,625

Registration fees	78,227	131,332	107,015

Printing and mailing costs	35,514	206,129	24,409

Trustee fees	27,510	32,998	27,461

Distribution and/or Service (12b-1) fees(a)	27,343	416,770	1,166

Transfer Agency fees(a)	23,386	1,281,986	4,646

Service fees — Class C	1,290	20,980	158

Shareholder Administration fees — Service Shares	—	50,799	—

Other	113	110,747	9,173

Total expenses	746,299	31,794,831	480,833

Less — expense reductions	(318,505)	(2,417,199)	(358,974)

Net expenses	427,794	29,377,632	121,859

NET INVESTMENT INCOME	353,776	25,789,939	110,795

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $–, $(9,137,185) and $(45,390), respectively)	2,867,566	196,390,558	20,521

Futures contracts	4,185	—	—

Foreign currency transactions	(7,191)	(1,551,407)	(9,689)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $–, $(666,704) and $(8,808), respectively)	6,362,354	471,940,033	2,443,159

Foreign currency translations	89	132,625	2,355

Net realized and unrealized gain	9,227,003	666,911,809	2,456,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,580,779	$692,701,748	$2,567,141

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
China Equity Fund	$23,474	$3,869	$–	$–	$14,084	$774	$2,499	$–	$221	$155	$–	$5,653
Emerging Markets Equity Fund	303,031	62,940	50,799	–	181,818	12,588	814,994	8,128	108,494	32,196	–	123,768
Emerging Markets Equity ex. China Fund	372	474	–	320	223	95	2,991	–	97	20	96	1,124

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations (continued) For the Fiscal Year Ended October 31, 2025

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $61,020, $2,022,039 and $7,607,088, respectively)	$434,054	$24,381,396	$81,512,822

Dividends — affiliated issuers	5,814	500,025	2,445,331

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	—	22,116	42,971

Total Investment Income	439,868	24,903,537	84,001,124

Expenses:

Management fees	224,848	8,555,377	17,684,241

Professional fees	153,719	161,578	186,976

Custody, accounting and administrative services	116,892	242,816	425,167

Registration fees	91,735	115,674	225,839

Printing and mailing costs	35,245	99,335	154,656

Trustee fees	27,317	29,436	31,965

Transfer Agency fees(a)	11,584	619,043	1,680,278

Distribution and/or Service (12b-1) fees(a)	6,227	259,333	275,785

Service fees — Class C	222	17,960	15,775

Shareholder Administration fees — Service Shares	—	1,885	—

Other	17,788	43,485	67,613

Total expenses	685,577	10,145,922	20,748,295

Less — expense reductions	(438,917)	(1,064,503)	(1,060,086)

Net expenses	246,660	9,081,419	19,688,209

NET INVESTMENT INCOME	193,208	15,822,118	64,312,915

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $(54,577), $– and $–, respectively)	862,213	36,641,820	42,708,430

Foreign currency transactions	(942)	(96,846)	132,328

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $11,023, $– and $–, respectively)	4,265,060	95,608,485	419,327,256

Foreign currency translations	1,383	245,182	218,652

Net realized and unrealized gain	5,127,714	132,398,641	462,386,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,320,922	$148,220,759	$526,699,581

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
ESG Emerging Markets Equity Fund	$4,667	$667	$–	$893	$2,800	$133	$6,388	$–	$679	$15	$268	$1,301
International Equity ESG Fund	203,570	53,878	1,885	–	122,142	10,776	240,257	302	187,582	28,902	–	29,082
International Equity Income Fund	219,692	47,325	–	8,768	131,815	9,465	566,317	–	891,203	53,930	2,631	24,917

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets

	China Equity Fund		Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$353,776	$527,538	$25,789,939	$32,130,183

Net realized gain (loss)	2,864,560	(6,590,687)	194,839,151	(43,626,573)

Net change in unrealized gain	6,362,443	10,414,816	472,072,658	597,889,474

Net increase in net assets resulting from operations	9,580,779	4,351,667	692,701,748	586,393,084

Distributions to shareholders:

From distributable earnings:

Class A Shares	(118,541)	(78,216)	(1,016,465)	(1,171,626)

Class C Shares	(1,861)	(838)	–	(54,328)

Institutional Shares	(105,678)	(79,737)	(20,960,093)	(25,625,540)

Service Shares	–	–	(124,858)	(170,765)

Investor Shares	(2,898)	(1,342)	(802,265)	(1,299,258)

Class R6 Shares	(8,253)	(6,706)	(1,166,910)	(1,579,416)

Class P Shares	(283,207)	(366,992)	(4,436,977)	(6,102,843)

Total distributions to shareholders	(520,438)	(533,831)	(28,507,568)	(36,003,776)

From share transactions:

Proceeds from sales of shares	7,906,749	10,537,290	331,532,715	621,504,121

Reinvestment of distributions	516,667	524,821	26,482,816	33,534,121

Cost of shares redeemed	(12,451,542)	(28,742,050)	(863,555,206)	(947,977,680)

Net decrease in net assets resulting from share transactions	(4,028,126)	(17,679,939)	(505,539,675)	(292,939,438)

TOTAL INCREASE (DECREASE)	5,032,215	(13,862,103)	158,654,505	257,449,870

Net Assets:

Beginning of year	$35,894,593	$49,756,696	$2,858,901,711	$2,601,451,841

End of year	$40,926,808	$35,894,593	$3,017,556,216	$2,858,901,711

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Equity ex. China Fund		ESG Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$110,795	$116,720	$193,208	$253,740

Net realized gain (loss)	10,832	(113,302)	861,271	(561,439)

Net change in unrealized gain	2,445,514	2,172,384	4,266,443	5,572,560

Net increase in net assets resulting from operations	2,567,141	2,175,802	5,320,922	5,264,861

Distributions to shareholders:

From distributable earnings:

Class A Shares	(841)	(396)	(11,780)	(23,675)

Class C Shares	–	–	(43)	(389)

Institutional Shares	(76,982)	(56,292)	(136,755)	(236,421)

Investor Shares	(605)	(461)	(3,481)	(8,507)

Class R6 Shares	(674)	(532)	(404)	(349)

Class R Shares	(296)	(188)	(921)	(2,902)

Class P Shares	(45,633)	(33,781)	(38,616)	(101,718)

Total distributions to shareholders	(125,031)	(91,650)	(192,000)	(373,961)

From share transactions:

Proceeds from sales of shares	397,462	2,319,386	2,802,705	3,409,377

Reinvestment of distributions	125,032	91,651	191,875	373,737

Cost of shares redeemed	(1,369,630)	(614,963)	(5,376,419)	(11,102,107)

Net increase (decrease) in net assets resulting from share transactions	(847,136)	1,796,074	(2,381,839)	(7,318,993)

TOTAL INCREASE (DECREASE)	1,594,974	3,880,226	2,747,083	(2,428,093)

Net Assets:

Beginning of year	$12,096,155	$8,215,929	$22,882,902	$25,310,995

End of year	$13,691,129	$12,096,155	$25,629,985	$22,882,902

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	International Equity ESG Fund		International Equity Income Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$15,822,118	$19,249,204	$64,312,915	$44,683,819

Net realized gain	36,544,974	1,388,336	42,840,758	3,429,536

Net change in unrealized gain	95,853,667	170,924,328	419,545,908	208,879,974

Net increase in net assets resulting from operations	148,220,759	191,561,868	526,699,581	256,993,329

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,086,643)	(1,671,550)	(2,284,723)	(2,477,947)

Class C Shares	(107,234)	(67,969)	(125,319)	(157,719)

Institutional Shares	(15,211,477)	(9,517,753)	(38,139,075)	(29,355,570)

Service Shares	(24,820)	(10,514)	–	–

Investor Shares	(2,919,686)	(1,780,835)	(16,593,776)	(12,925,592)

Class R6 Shares	(2,439,527)	(1,652,881)	(4,809,251)	(2,576,510)

Class R Shares	–	–	(37,317)	(33,162)

Class P Shares	(2,312,822)	(1,569,940)	(2,249,542)	(1,910,659)

Total distributions to shareholders	(25,102,209)	(16,271,442)	(64,239,003)	(49,437,159)

From share transactions:

Proceeds from sales of shares	237,328,558	338,348,301	1,488,744,416	734,224,622

Reinvestment of distributions	18,629,391	12,269,837	63,562,665	49,006,081

Cost of shares redeemed	(438,995,344)	(393,895,485)	(625,263,362)	(349,973,827)

Net increase (decrease) in net assets resulting from share transactions	(183,037,395)	(43,277,347)	927,043,719	433,256,876

TOTAL INCREASE (DECREASE)	(59,918,845)	132,013,079	1,389,504,297	640,813,046

Net Assets:

Beginning of year	$1,071,131,425	$939,118,346	$1,715,319,170	$1,074,506,124

End of year	$1,011,212,580	$1,071,131,425	$3,104,823,467	$1,715,319,170

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$20.30	$18.09	$16.62	$35.80	$36.99

Net investment income (loss)(a)	0.17	0.21	0.02	(0.15)	(0.15)

Net realized and unrealized gain (loss)	5.90	2.16	1.45	(16.89)	0.93

Total from investment operations	6.07	2.37	1.47	(17.04)	0.78

Distributions to shareholders from net investment income	(0.27)	(0.16)	–	–	–

Distributions to shareholders from net realized gains	–	–	–	(2.14)	(1.97)

Total distributions	(0.27)	(0.16)	–	(2.14)	(1.97)

Net asset value, end of year	$26.10	$20.30	$18.09	$16.62	$35.80

Total Return(b)	30.31%	13.30%	8.91%	(50.53)%	1.96%

Net assets, end of year (in 000’s)	$11,223	$8,409	$9,149	$9,664	$22,002

Ratio of net expenses to average net assets	1.45%	1.46%	1.48%	1.47%	1.45%

Ratio of total expenses to average net assets	2.34%	2.30%	1.92%	1.81%	1.77%

Ratio of net investment income (loss) to average net assets	0.76%	1.15%	0.11%	(0.55)%	(0.38)%

Portfolio turnover rate(c)	63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.46	$15.55	$14.39	$31.53	$33.03

Net investment income (loss)(a)	(0.04)	0.06	(0.12)	(0.36)	(0.40)

Net realized and unrealized gain (loss)	5.15	1.87	1.28	(14.64)	0.87

Total from investment operations	5.11	1.93	1.16	(15.00)	0.47

Distributions to shareholders from net investment income	(0.06)	(0.02)	–	–	–

Distributions to shareholders from net realized gains	–	–	–	(2.14)	(1.97)

Total distributions	(0.06)	(0.02)	–	(2.14)	(1.97)

Net asset value, end of year	$22.51	$17.46	$15.55	$14.39	$31.53

Total Return(b)	29.35%	12.40%	8.06%	(50.89)%	1.22%

Net assets, end of year (in 000’s)	$1,013	$754	$831	$1,042	$1,737

Ratio of net expenses to average net assets	2.20%	2.21%	2.23%	2.22%	2.20%

Ratio of total expenses to average net assets	3.11%	3.06%	2.68%	2.56%	2.54%

Ratio of net investment income (loss) to average net assets	(0.21)%	0.40%	(0.67)%	(1.56)%	(1.17)%

Portfolio turnover rate(c)	63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$22.03	$19.63	$18.01	$38.50	$39.52

Net investment income(a)	0.25	0.29	0.10	0.01	0.03

Net realized and unrealized gain (loss)	6.43	2.34	1.57	(18.36)	0.92

Total from investment operations	6.68	2.63	1.67	(18.35)	0.95

Distributions to shareholders from net investment income	(0.34)	(0.23)	(0.05)	–	–

Distributions to shareholders from net realized gains	–	–	–	(2.14)	(1.97)

Total distributions	(0.34)	(0.23)	(0.05)	(2.14)	(1.97)

Net asset value, end of year	$28.37	$22.03	$19.63	$18.01	$38.50

Total Return(b)	30.76%	13.68%	9.24%	(50.35)%	2.28%

Net assets, end of year (in 000’s)	$6,523	$6,843	$6,778	$8,320	$23,762

Ratio of net expenses to average net assets	1.09%	1.11%	1.16%	1.15%	1.15%

Ratio of total expenses to average net assets	1.99%	1.95%	1.56%	1.44%	1.40%

Ratio of net investment income to average net assets	1.06%	1.50%	0.46%	0.03%	0.07%

Portfolio turnover rate(c)	63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.90	$19.47	$17.87	$38.24	$39.28

Net investment income (loss)(a)	0.15	0.18	0.08	(0.06)	(0.01)

Net realized and unrealized gain (loss)	6.45	2.43	1.56	(18.17)	0.94

Total from investment operations	6.60	2.61	1.64	(18.23)	0.93

Distributions to shareholders from net investment income	(0.32)	(0.18)	(0.04)	–	–

Distributions to shareholders from net realized gains	–	–	–	(2.14)	(1.97)

Total distributions	(0.32)	(0.18)	(0.04)	(2.14)	(1.97)

Net asset value, end of year	$28.18	$21.90	$19.47	$17.87	$38.24

Total Return(b)	30.66%	13.60%	9.19%	(50.40)%	2.22%

Net assets, end of year (in 000’s)	$313	$211	$262	$298	$636

Ratio of net expenses to average net assets	1.20%	1.21%	1.23%	1.22%	1.20%

Ratio of total expenses to average net assets	2.10%	2.03%	1.68%	1.56%	1.49%

Ratio of net investment income (loss) to average net assets	0.62%	0.94%	0.37%	(0.20)%	(0.02)%

Portfolio turnover rate(c)	63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.95	$19.56	$17.95	$38.37	$39.39

Net investment income (loss)(a)	0.27	0.29	0.11	(0.05)	0.03

Net realized and unrealized gain (loss)	6.38	2.33	1.56	(18.23)	0.92

Total from investment operations	6.65	2.62	1.67	(18.28)	0.95

Distributions to shareholders from net investment income	(0.34)	(0.23)	(0.06)	–	–

Distributions to shareholders from net realized gains	–	–	–	(2.14)	(1.97)

Total distributions	(0.34)	(0.23)	(0.06)	(2.14)	(1.97)

Net asset value, end of year	$28.26	$21.95	$19.56	$17.95	$38.37

Total Return(b)	30.81%	13.63%	9.32%	(50.37)%	2.29%

Net assets, end of year (in 000’s)	$448	$531	$659	$734	$1,389

Ratio of net expenses to average net assets	1.08%	1.10%	1.15%	1.14%	1.14%

Ratio of total expenses to average net assets	1.98%	1.93%	1.55%	1.43%	1.38%

Ratio of net investment income (loss) to average net assets	1.15%	1.48%	0.51%	(0.18)%	0.08%

Portfolio turnover rate(c)	63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	China Equity Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.96	$19.57	$17.95	$38.39	$39.40

Net investment income (loss)(a)	0.27	0.28	0.10	(0.02)	–(b)

Net realized and unrealized gain (loss)	6.38	2.34	1.58	(18.28)	0.96

Total from investment operations	6.65	2.62	1.68	(18.30)	0.96

Distributions to shareholders from net investment income	(0.34)	(0.23)	(0.06)	–	–

Distributions to shareholders from net realized gains	–	–	–	(2.14)	(1.97)

Total distributions	(0.34)	(0.23)	(0.06)	(2.14)	(1.97)

Net asset value, end of year	$28.27	$21.96	$19.57	$17.95	$38.39

Total Return(c)	30.79%	13.63%	9.31%	(50.35)%	2.26%

Net assets, end of year (in 000’s)	$21,407	$19,147	$32,077	$36,651	$90,250

Ratio of net expenses to average net assets	1.08%	1.11%	1.15%	1.14%	1.14%

Ratio of total expenses to average net assets	1.98%	1.92%	1.55%	1.43%	1.39%

Ratio of net investment income (loss) to average net assets	1.12%	1.45%	0.46%	(0.07)%	0.01%

Portfolio turnover rate(d)	63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$22.48	$18.37	$16.80	$28.53	$23.76

Net investment income (loss)(a)	0.17	0.19	0.13	0.08	(0.02)

Net realized and unrealized gain (loss)	5.86	4.13	1.44	(11.63)	4.81

Total from investment operations	6.03	4.32	1.57	(11.55)	4.79

Distributions to shareholders from net investment income	(0.19)	(0.21)	–	(0.18)	(0.02)

Net asset value, end of year	$28.32	$22.48	$18.37	$16.80	$28.53

Total Return(b)	27.13%	23.66%	9.35%	(40.71)%	20.11%

Net assets, end of year (in 000’s)	$90,151	$121,954	$104,938	$165,155	$265,040

Ratio of net expenses to average net assets	1.34%	1.33%	1.33%	1.31%	1.34%

Ratio of total expenses to average net assets	1.48%	1.50%	1.48%	1.47%	1.48%

Ratio of net investment income (loss) to average net assets	0.71%	0.92%	0.66%	0.37%	(0.08)%

Portfolio turnover rate(c)	43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$19.65	$16.06	$14.80	$25.23	$21.16

Net investment income (loss)(a)	(0.03)	0.02	(0.01)	(0.07)	(0.21)

Net realized and unrealized gain (loss)	5.16	3.64	1.27	(10.28)	4.28

Total from investment operations	5.13	3.66	1.26	(10.35)	4.07

Distributions to shareholders from net investment income	–	(0.07)	–	(0.08)	–

Net asset value, end of year	$24.78	$19.65	$16.06	$14.80	$25.23

Total Return(b)	26.17%	22.76%	8.51%	(41.14)%	19.23%

Net assets, end of year (in 000’s)	$8,758	$9,697	$14,191	$18,128	$36,367

Ratio of net expenses to average net assets	2.09%	2.08%	2.08%	2.06%	2.09%

Ratio of total expenses to average net assets	2.23%	2.24%	2.23%	2.22%	2.23%

Ratio of net investment income (loss) to average net assets	(0.13)%	0.11%	(0.07)%	(0.36)%	(0.81)%

Portfolio turnover rate(c)	43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.20	$19.77	$18.07	$30.67	$25.54

Net investment income(a)	0.24	0.27	0.21	0.17	0.07

Net realized and unrealized gain (loss)	6.33	4.45	1.53	(12.49)	5.15

Total from investment operations	6.57	4.72	1.74	(12.32)	5.22

Distributions to shareholders from net investment income	(0.25)	(0.29)	(0.04)	(0.28)	(0.09)

Net asset value, end of year	$30.52	$24.20	$19.77	$18.07	$30.67

Total Return(b)	27.44%	24.09%	9.65%	(40.52)%	20.51%

Net assets, end of year (in 000’s)	$2,271,752	$2,081,734	$1,804,776	$1,798,319	$2,699,332

Ratio of net expenses to average net assets	1.04%	1.03%	1.03%	1.00%	1.03%

Ratio of total expenses to average net assets	1.12%	1.14%	1.12%	1.10%	1.11%

Ratio of net investment income to average net assets	0.95%	1.19%	1.00%	0.70%	0.24%

Portfolio turnover rate(c)	43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Service Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$21.58	$17.64	$16.17	$27.54	$22.97

Net investment income (loss)(a)	0.10	0.14	0.09	0.04	(0.07)

Net realized and unrealized gain (loss)	5.65	3.98	1.38	(11.20)	4.64

Total from investment operations	5.75	4.12	1.47	(11.16)	4.57

Distributions to shareholders from net investment income	(0.14)	(0.18)	–	(0.21)	–

Net asset value, end of year	$27.19	$21.58	$17.64	$16.17	$27.54

Total Return(b)	26.87%	23.43%	9.09%	(40.80)%	19.90%

Net assets, end of year (in 000’s)	$23,251	$19,672	$17,321	$19,903	$32,940

Ratio of net expenses to average net assets	1.54%	1.53%	1.53%	1.50%	1.53%

Ratio of total expenses to average net assets	1.62%	1.64%	1.62%	1.60%	1.61%

Ratio of net investment income (loss) to average net assets	0.46%	0.72%	0.49%	0.19%	(0.26)%

Portfolio turnover rate(c)	43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.03	$19.62	$17.92	$30.43	$25.33

Net investment income(a)	0.22	0.24	0.19	0.17	0.06

Net realized and unrealized gain (loss)	6.29	4.44	1.53	(12.42)	5.11

Total from investment operations	6.51	4.68	1.72	(12.25)	5.17

Distributions to shareholders from net investment income	(0.24)	(0.27)	(0.02)	(0.26)	(0.07)

Net asset value, end of year	$30.30	$24.03	$19.62	$17.92	$30.43

Total Return(b)	27.44%	24.02%	9.60%	(40.56)%	20.43%

Net assets, end of year (in 000’s)	$67,016	$80,605	$107,702	$140,457	$295,910

Ratio of net expenses to average net assets	1.09%	1.08%	1.08%	1.06%	1.08%

Ratio of total expenses to average net assets	1.23%	1.24%	1.23%	1.22%	1.23%

Ratio of net investment income to average net assets	0.88%	1.09%	0.93%	0.69%	0.20%

Portfolio turnover rate(c)	43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.31	$19.86	$18.15	$30.81	$25.65

Net investment income(a)	0.24	0.28	0.21	0.14	0.07

Net realized and unrealized gain (loss)	6.36	4.46	1.55	(12.52)	5.19

Total from investment operations	6.60	4.74	1.76	(12.38)	5.26

Distributions to shareholders from net investment income	(0.25)	(0.29)	(0.05)	(0.28)	(0.10)

Net asset value, end of year	$30.66	$24.31	$19.86	$18.15	$30.81

Total Return(b)	27.50%	24.10%	9.64%	(40.51)%	20.51%

Net assets, end of year (in 000’s)	$98,844	$113,102	$112,783	$132,040	$141,786

Ratio of net expenses to average net assets	1.03%	1.02%	1.02%	0.99%	1.02%

Ratio of total expenses to average net assets	1.11%	1.13%	1.11%	1.09%	1.10%

Ratio of net investment income to average net assets	0.96%	1.23%	1.00%	0.59%	0.22%

Portfolio turnover rate(c)	43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$24.32	$19.86	$18.15	$30.81	$25.65

Net investment income(a)	0.24	0.27	0.21	0.18	0.08

Net realized and unrealized gain (loss)	6.36	4.48	1.55	(12.56)	5.18

Total from investment operations	6.60	4.75	1.76	(12.38)	5.26

Distributions to shareholders from net investment income	(0.25)	(0.29)	(0.05)	(0.28)	(0.10)

Net asset value, end of year	$30.67	$24.32	$19.86	$18.15	$30.81

Total Return(b)	27.49%	24.10%	9.67%	(40.51)%	20.50%

Net assets, end of year (in 000’s)	$457,784	$432,138	$439,740	$491,281	$963,360

Ratio of net expenses to average net assets	1.03%	1.02%	1.02%	0.99%	1.01%

Ratio of total expenses to average net assets	1.11%	1.13%	1.11%	1.09%	1.10%

Ratio of net investment income to average net assets	0.94%	1.20%	1.00%	0.72%	0.27%

Portfolio turnover rate(c)	43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class A Shares

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$12.38	$9.99	$10.00

Net investment income(b)	0.07	0.08	0.10

Net realized and unrealized gain (loss)	2.80	2.38	(0.08)

Total from investment operations	2.87	2.46	0.02

Distributions to shareholders from net investment income	(0.09)	(0.07)	(0.03)

Net asset value, end of period	$15.16	$12.38	$9.99

Total Return(c)	23.52%	24.59%	0.17%

Net assets, end of period (in 000’s)	$229	$117	$58

Ratio of net expenses to average net assets	1.38%	1.42%	1.41	%(d)

Ratio of total expenses to average net assets	4.57%	4.61%	10.78	%(d)

Ratio of net investment income to average net assets	0.58%	0.69%	1.03	%(d)

Portfolio turnover rate(e)	39%	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class C Shares

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$12.28	$9.93	$10.00

Net investment income (loss)(b)	(0.01)	(0.01)	0.02

Net realized and unrealized gain (loss)	2.77	2.36	(0.06)

Total from investment operations	2.76	2.35	(0.04)

Distributions to shareholders from net investment income	–	–	(0.03)

Net asset value, end of period	$15.04	$12.28	$9.93

Total Return(c)	22.58%	23.69%	(0.54)%

Net assets, end of period (in 000’s)	$75	$62	$50

Ratio of net expenses to average net assets	2.13%	2.16%	2.21	%(d)

Ratio of total expenses to average net assets	5.24%	5.44%	11.66	%(d)

Ratio of net investment income (loss) to average net assets	(0.12)%	(0.04)%	0.25	%(d)

Portfolio turnover rate(e)	39%	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Institutional Shares

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$12.42	$10.03	$10.00

Net investment income(b)	0.12	0.13	0.13

Net realized and unrealized gain (loss)	2.80	2.37	(0.07)

Total from investment operations	2.92	2.50	0.06

Distributions to shareholders from net investment income	(0.13)	(0.11)	(0.03)

Net asset value, end of period	$15.21	$12.42	$10.03

Total Return(c)	23.91%	25.04%	0.46%

Net assets, end of period (in 000’s)	$8,973	$7,240	$5,056

Ratio of net expenses to average net assets	1.04%	1.06%	1.05	%(d)

Ratio of total expenses to average net assets	4.13%	4.27%	10.46	%(d)

Ratio of net investment income to average net assets	0.98%	1.07%	1.41	%(d)

Portfolio turnover rate(e)	39%	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Investor Shares

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$12.40	$10.01	$10.00

Net investment income(b)	0.11	0.11	0.12

Net realized and unrealized gain (loss)	2.81	2.37	(0.09)

Total from investment operations	2.92	2.48	0.03

Distributions to shareholders from net investment income	(0.12)	(0.09)	(0.02)

Net asset value, end of period	$15.20	$12.40	$10.01

Total Return(c)	23.80%	24.91%	0.33%

Net assets, end of period (in 000’s)	$78	$63	$50

Ratio of net expenses to average net assets	1.13%	1.16%	1.17	%(d)

Ratio of total expenses to average net assets	4.24%	4.44%	10.62	%(d)

Ratio of net investment income to average net assets	0.88%	0.96%	1.29	%(d)

Portfolio turnover rate(e)	39%	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class R6 Shares

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$12.42	$10.03	$10.00

Net investment income(b)	0.13	0.13	0.13

Net realized and unrealized gain (loss)	2.80	2.37	(0.07)

Total from investment operations	2.93	2.50	0.06

Distributions to shareholders from net investment income	(0.13)	(0.11)	(0.03)

Net asset value, end of period	$15.22	$12.42	$10.03

Total Return(c)	23.92%	25.04%	0.48%

Net assets, end of period (in 000’s)	$78	$63	$50

Ratio of net expenses to average net assets	1.03%	1.05%	1.04	%(d)

Ratio of total expenses to average net assets	4.12%	4.32%	10.49	%(d)

Ratio of net investment income to average net assets	0.99%	1.07%	1.42	%(d)

Portfolio turnover rate(e)	39%	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class R Shares

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$12.35	$9.97	$10.00

Net investment income(b)	0.05	0.05	0.07

Net realized and unrealized gain (loss)	2.80	2.37	(0.07)

Total from investment operations	2.85	2.42	–	(c)

Distributions to shareholders from net investment income	(0.06)	(0.04)	(0.03)

Net asset value, end of period	$15.14	$12.35	$9.97

Total Return(d)	23.11%	24.29%	(0.03)%

Net assets, end of period (in 000’s)	$77	$62	$50

Ratio of net expenses to average net assets	1.63%	1.67%	1.67	%(e)

Ratio of total expenses to average net assets	4.74%	4.94%	11.12	%(e)

Ratio of net investment income to average net assets	0.38%	0.46%	0.79	%(e)

Portfolio turnover rate(f)	39%	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity ex. China Fund

	Class P Shares

	Year Ended October 31,		Period Ended October 31, 2023(a)
	2025	2024

Per Share Data

Net asset value, beginning of period	$12.41	$10.02	$10.00

Net investment income(b)	0.12	0.13	0.11

Net realized and unrealized gain (loss)	2.80	2.37	(0.06)

Total from investment operations	2.92	2.50	0.05

Distributions to shareholders from net investment income	(0.13)	(0.11)	(0.03)

Net asset value, end of period	$15.20	$12.41	$10.02

Total Return(c)	23.94%	24.95%	0.48%

Net assets, end of period (in 000’s)	$4,181	$4,489	$2,902

Ratio of net expenses to average net assets	1.03%	1.05%	1.04	%(d)

Ratio of total expenses to average net assets	4.09%	4.25%	9.69	%(d)

Ratio of net investment income to average net assets	0.95%	1.06%	1.20	%(d)

Portfolio turnover rate(e)	39%	27%	26%

(a)	Commenced operations on December 6, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.38	$8.45	$7.84	$14.02	$11.73

Net investment income (loss)(a)	0.06	0.08	0.06	0.04	(0.02)

Net realized and unrealized gain (loss)	2.47	1.97	0.55	(5.28)	2.31

Total from investment operations	2.53	2.05	0.61	(5.24)	2.29

Distributions to shareholders from net investment income	(0.06)	(0.12)	– (b)	(0.04)	–

Distributions to shareholders from net realized gains	–	–	–	(0.90)	–

Total distributions	(0.06)	(0.12)	– (b)	(0.94)	–

Net asset value, end of year	$12.85	$10.38	$8.45	$7.84	$14.02

Total Return(c)	24.51%	24.47%	7.79%	(39.89)%	19.52%

Net assets, end of year (in 000’s)	$2,075	$1,889	$1,841	$1,979	$4,072

Ratio of net expenses to average net assets	1.38%	1.38%	1.41%	1.44%	1.47%

Ratio of total expenses to average net assets	3.31%	3.10%	3.04%	2.89%	3.64%

Ratio of net investment income (loss) to average net assets	0.56%	0.83%	0.62%	0.39%	(0.17)%

Portfolio turnover rate(d)	43%	34%	54%	65%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.07	$8.19	$7.66	$13.77	$11.61

Net investment income (loss)(a)	(0.02)	0.01	(0.01)	(0.07)	(0.14)

Net realized and unrealized gain (loss)	2.40	1.91	0.54	(5.14)	2.30

Total from investment operations	2.38	1.92	0.53	(5.21)	2.16

Distributions to shareholders from net investment income	(0.01)	(0.04)	–	–	–

Distributions to shareholders from net realized gains	–	–	–	(0.90)	–

Total distributions	(0.01)	(0.04)	–	(0.90)	–

Net asset value, end of year	$12.44	$10.07	$8.19	$7.66	$13.77

Total Return(b)	23.72%	23.45%	6.92%	(40.29)%	18.60%

Net assets, end of year (in 000’s)	$105	$85	$74	$117	$137

Ratio of net expenses to average net assets	2.13%	2.13%	2.16%	2.19%	2.20%

Ratio of total expenses to average net assets	4.06%	3.85%	3.80%	3.65%	3.64%

Ratio of net investment income (loss) to average net assets	(0.18)%	0.09%	(0.07)%	(0.64)%	(0.96)%

Portfolio turnover rate(c)	43%	34%	54%	65%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.40	$8.48	$7.87	$14.06	$11.77

Net investment income(a)	0.10	0.11	0.08	0.09	0.01

Net realized and unrealized gain (loss)	2.48	1.96	0.57	(5.31)	2.32

Total from investment operations	2.58	2.07	0.65	(5.22)	2.33

Distributions to shareholders from net investment income	(0.09)	(0.15)	(0.04)	(0.07)	(0.04)

Distributions to shareholders from net realized gains	–	–	–	(0.90)	–

Total distributions	(0.09)	(0.15)	(0.04)	(0.97)	(0.04)

Net asset value, end of year	$12.89	$10.40	$8.48	$7.87	$14.06

Total Return(b)	24.99%	24.72%	8.20%	(39.66)%	19.81%

Net assets, end of year (in 000’s)	$17,931	$15,575	$16,404	$10,245	$5,008

Ratio of net expenses to average net assets	1.04%	1.07%	1.08%	1.10%	1.14%

Ratio of total expenses to average net assets	2.95%	2.75%	2.65%	2.27%	3.16%

Ratio of net investment income to average net assets	0.88%	1.12%	0.90%	0.86%	0.06%

Portfolio turnover rate(c)	43%	34%	54%	65%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.39	$8.47	$7.87	$14.06	$11.76

Net investment income(a)	0.09	0.12	0.08	0.06	0.01

Net realized and unrealized gain (loss)	2.48	1.94	0.55	(5.28)	2.32

Total from investment operations	2.57	2.06	0.63	(5.22)	2.33

Distributions to shareholders from net investment income	(0.08)	(0.14)	(0.03)	(0.07)	(0.03)

Distributions to shareholders from net realized gains	–	–	–	(0.90)	–

Total distributions	(0.08)	(0.14)	(0.03)	(0.97)	(0.03)

Net asset value, end of year	$12.88	$10.39	$8.47	$7.87	$14.06

Total Return(b)	24.89%	24.66%	8.00%	(39.70)%	19.82%

Net assets, end of year (in 000’s)	$486	$452	$503	$829	$1,088

Ratio of net expenses to average net assets	1.13%	1.13%	1.16%	1.19%	1.22%

Ratio of total expenses to average net assets	3.06%	2.84%	2.75%	2.64%	3.33%

Ratio of net investment income to average net assets	0.81%	1.24%	0.93%	0.61%	0.08%

Portfolio turnover rate(c)	43%	34%	54%	65%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.42	$8.49	$7.87	$14.07	$11.77

Net investment income(a)	0.10	0.10	0.09	0.11	0.02

Net realized and unrealized gain (loss)	2.48	1.98	0.56	(5.33)	2.32

Total from investment operations	2.58	2.08	0.65	(5.22)	2.34

Distributions to shareholders from net investment income	(0.09)	(0.15)	(0.03)	(0.08)	(0.04)

Distributions to shareholders from net realized gains	–	–	–	(0.90)	–

Total distributions	(0.09)	(0.15)	(0.03)	(0.98)	(0.04)

Net asset value, end of year	$12.91	$10.42	$8.49	$7.87	$14.07

Total Return(b)	25.08%	24.68%	8.19%	(39.69)%	19.90%

Net assets, end of year (in 000’s)	$61	$44	$19	$57	$17

Ratio of net expenses to average net assets	1.03%	1.06%	1.08%	1.09%	1.13%

Ratio of total expenses to average net assets	2.95%	2.77%	3.00%	2.05%	3.00%

Ratio of net investment income to average net assets	0.92%	1.05%	0.97%	1.09%	0.13%

Portfolio turnover rate(c)	43%	34%	54%	65%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.26	$8.37	$7.78	$13.92	$11.68

Net investment income (loss)(a)	0.03	0.05	0.04	0.02	(0.07)

Net realized and unrealized gain (loss)	2.45	1.94	0.55	(5.25)	2.31

Total from investment operations	2.48	1.99	0.59	(5.23)	2.24

Distributions to shareholders from net investment income	(0.05)	(0.10)	–	(0.01)	–

Distributions to shareholders from net realized gains	–	–	–	(0.90)	–

Total distributions	(0.05)	(0.10)	–	(0.91)	–

Net asset value, end of year	$12.69	$10.26	$8.37	$7.78	$13.92

Total Return(b)	24.29%	24.02%	7.58%	(40.03)%	19.18%

Net assets, end of year (in 000’s)	$189	$189	$214	$199	$267

Ratio of net expenses to average net assets	1.63%	1.63%	1.65%	1.69%	1.72%

Ratio of total expenses to average net assets	3.55%	3.35%	3.29%	3.10%	4.12%

Ratio of net investment income (loss) to average net assets	0.26%	0.53%	0.39%	0.15%	(0.47)%

Portfolio turnover rate(c)	43%	34%	54%	65%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	ESG Emerging Markets Equity Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.40	$8.48	$7.87	$14.07	$11.77

Net investment income(a)	0.09	0.11	0.09	0.08	0.02

Net realized and unrealized gain (loss)	2.49	1.96	0.56	(5.30)	2.32

Total from investment operations	2.58	2.07	0.65	(5.22)	2.34

Distributions to shareholders from net investment income	(0.09)	(0.15)	(0.04)	(0.08)	(0.04)

Distributions to shareholders from net realized gains	–	–	–	(0.90)	–

Total distributions	(0.09)	(0.15)	(0.04)	(0.98)	(0.04)

Net asset value, end of year	$12.89	$10.40	$8.48	$7.87	$14.07

Total Return(b)	25.09%	24.71%	8.20%	(39.69)%	19.92%

Net assets, end of year (in 000’s)	$4,782	$4,648	$6,256	$13,651	$20,156

Ratio of net expenses to average net assets	1.03%	1.06%	1.08%	1.10%	1.13%

Ratio of total expenses to average net assets	2.94%	2.72%	2.73%	2.46%	3.46%

Ratio of net investment income to average net assets	0.87%	1.10%	1.02%	0.73%	0.17%

Portfolio turnover rate(c)	43%	34%	54%	65%	116%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class A Shares

	Year Ended October 31,

	2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of year	$27.97		$23.61	$21.44		$30.27	$21.01

Net investment income(a)	0.35	(b)	0.40	0.42	(c)	0.29	0.23

Net realized and unrealized gain (loss)	4.02		4.33	1.94		(7.31)	9.03

Total from investment operations	4.37		4.73	2.36		(7.02)	9.26

Distributions to shareholders from net investment income	(0.60)		(0.37)	(0.19)		(0.33)	– (d)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–

Total distributions	(0.60)		(0.37)	(0.19)		(1.81)	–

Net asset value, end of year	$31.74		$27.97	$23.61		$21.44	$30.27

Total Return(e)	16.09%		20.14%	11.02%		(24.50)%	44.15%

Net assets, end of year (in 000’s)	$77,348		$103,205	$108,276		$87,228	$62,250

Ratio of net expenses to average net assets	1.17%		1.17%	1.18%		1.18%	1.18%

Ratio of total expenses to average net assets	1.32%		1.32%	1.35%		1.36%	1.47%

Ratio of net investment income to average net assets	1.21	%(b)	1.46%	1.66	%(c)	1.19%	0.82%

Portfolio turnover rate(f)	40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class C Shares

	Year Ended October 31,

	2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of year	$25.47		$21.54	$19.54		$27.80	$19.44

Net investment income(a)	0.15	(b)	0.19	0.20	(c)	0.12	– (d)

Net realized and unrealized gain (loss)	3.65		3.93	1.80		(6.72)	8.36

Total from investment operations	3.80		4.12	2.00		(6.60)	8.36

Distributions to shareholders from net investment income	(0.39)		(0.19)	–		(0.18)	–

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–

Total distributions	(0.39)		(0.19)	–		(1.66)	–

Net asset value, end of year	$28.88		$25.47	$21.54		$19.54	$27.80

Total Return(e)	15.23%		19.20%	10.24%		(25.08)%	43.08%

Net assets, end of year (in 000’s)	$7,555		$7,533	$7,639		$7,481	$8,953

Ratio of net expenses to average net assets	1.92%		1.92%	1.93%		1.93%	1.93%

Ratio of total expenses to average net assets	2.07%		2.07%	2.10%		2.11%	2.23%

Ratio of net investment income (loss) to average net assets	0.55	%(b)	0.75%	0.86	%(c)	0.52%	(0.01)%

Portfolio turnover rate(f)	40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Institutional Shares

	Year Ended October 31,

	2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of year	$28.80		$24.30	$22.03		$31.04	$21.53

Net investment income(a)	0.48	(b)	0.52	0.50	(c)	0.44	0.35

Net realized and unrealized gain (loss)	4.10		4.43	2.01		(7.57)	9.23

Total from investment operations	4.58		4.95	2.51		(7.13)	9.58

Distributions to shareholders from net investment income	(0.70)		(0.45)	(0.24)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–

Total distributions	(0.70)		(0.45)	(0.24)		(1.88)	(0.07)

Net asset value, end of year	$32.68		$28.80	$24.30		$22.03	$31.04

Total Return(d)	16.44%		20.50%	11.43%		(24.27)%	44.62%

Net assets, end of year (in 000’s)	$605,777		$643,319	$530,652		$256,615	$111,615

Ratio of net expenses to average net assets	0.86%		0.86%	0.86%		0.86%	0.86%

Ratio of total expenses to average net assets	0.96%		0.96%	0.98%		0.98%	1.09%

Ratio of net investment income to average net assets	1.61	%(b)	1.84%	1.91	%(c)	1.77%	1.20%

Portfolio turnover rate(e)	40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Service Shares

	Year Ended October 31,

	2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of year	$29.22		$24.65	$22.38		$31.63	$22.00

Net investment income(a)	0.32	(b)	0.37	0.40	(c)	0.32	0.17

Net realized and unrealized gain (loss)	4.19		4.51	2.02		(7.71)	9.46

Total from investment operations	4.51		4.88	2.42		(7.39)	9.63

Distributions to shareholders from net investment income	(0.58)		(0.31)	(0.15)		(0.38)	–

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–

Total distributions	(0.58)		(0.31)	(0.15)		(1.86)	–

Net asset value, end of year	$33.15		$29.22	$24.65		$22.38	$31.63

Total Return(d)	15.88%		19.91%	10.83%		(24.64)%	43.90%

Net assets, end of year (in 000’s)	$270		$1,254	$893		$575	$260

Ratio of net expenses to average net assets	1.36%		1.36%	1.36%		1.36%	1.36%

Ratio of total expenses to average net assets	1.46%		1.46%	1.48%		1.48%	1.58%

Ratio of net investment income to average net assets	1.09	%(b)	1.28%	1.52	%(c)	1.27%	0.57%

Portfolio turnover rate(e)	40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Investor Shares

	Year Ended October 31,

	2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of year	$28.59		$24.12	$21.88		$30.85	$21.41

Net investment income(a)	0.46	(b)	0.49	0.50	(c)	0.46	0.34

Net realized and unrealized gain (loss)	4.07		4.41	1.97		(7.55)	9.17

Total from investment operations	4.53		4.90	2.47		(7.09)	9.51

Distributions to shareholders from net investment income	(0.69)		(0.43)	(0.23)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–

Total distributions	(0.69)		(0.43)	(0.23)		(1.88)	(0.07)

Net asset value, end of year	$32.43		$28.59	$24.12		$21.88	$30.85

Total Return(d)	16.35%		20.44%	11.31%		(24.30)%	44.52%

Net assets, end of year (in 000’s)	$128,615		$120,244	$109,162		$78,730	$31,735

Ratio of net expenses to average net assets	0.92%		0.92%	0.93%		0.93%	0.93%

Ratio of total expenses to average net assets	1.07%		1.07%	1.10%		1.10%	1.20%

Ratio of net investment income to average net assets	1.54	%(b)	1.74%	1.93	%(c)	1.86%	1.15%

Portfolio turnover rate(e)	40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class R6 Shares

	Year Ended October 31,

	2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of year	$28.63		$24.15	$21.90		$30.87	$21.41

Net investment income(a)	0.49	(b)	0.50	0.51	(c)	0.44	0.36

Net realized and unrealized gain (loss)	4.06		4.43	1.99		(7.53)	9.17

Total from investment operations	4.55		4.93	2.50		(7.09)	9.53

Distributions to shareholders from net investment income	(0.70)		(0.45)	(0.25)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–

Total distributions	(0.70)		(0.45)	(0.25)		(1.88)	(0.07)

Net asset value, end of year	$32.48		$28.63	$24.15		$21.90	$30.87

Total Return(d)	16.45%		20.55%	11.42%		(24.27)%	44.65%

Net assets, end of year (in 000’s)	$92,339		$100,479	$86,937		$50,922	$15,095

Ratio of net expenses to average net assets	0.85%		0.85%	0.85%		0.85%	0.85%

Ratio of total expenses to average net assets	0.95%		0.95%	0.97%		0.97%	1.08%

Ratio of net investment income to average net assets	1.66	%(b)	1.80%	1.96	%(c)	1.81%	1.23%

Portfolio turnover rate(e)	40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity ESG Fund

	Class P Shares

	Year Ended October 31,

	2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of year	$28.64		$24.16	$21.91		$30.87	$21.42

Net investment income(a)	0.49	(b)	0.50	0.50	(c)	0.39	0.33

Net realized and unrealized gain (loss)	4.06		4.43	1.99		(7.47)	9.19

Total from investment operations	4.55		4.93	2.49		(7.08)	9.52

Distributions to shareholders from net investment income	(0.70)		(0.45)	(0.24)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	–		–	–		(1.48)	–

Total distributions	(0.70)		(0.45)	(0.24)		(1.88)	(0.07)

Net asset value, end of year	$32.49		$28.64	$24.16		$21.91	$30.87

Total Return(d)	16.44%		20.54%	11.39%		(24.25)%	44.64%

Net assets, end of year (in 000’s)	$99,309		$95,097	$95,559		$89,831	$132,657

Ratio of net expenses to average net assets	0.85%		0.85%	0.85%		0.85%	0.85%

Ratio of total expenses to average net assets	0.95%		0.95%	0.97%		0.98%	1.09%

Ratio of net investment income to average net assets	1.65	%(b)	1.80%	1.93	%(c)	1.52%	1.16%

Portfolio turnover rate(e)	40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.04	$14.42	$12.47	$15.13	$11.54

Net investment income(a)	0.47	0.45	0.43	0.39	0.39

Net realized and unrealized gain (loss)	3.59	2.73	1.87	(2.64)	3.53

Total from investment operations	4.06	3.18	2.30	(2.25)	3.92

Distributions to shareholders from net investment income	(0.45)	(0.56)	(0.34)	(0.41)	(0.33)

Distributions to shareholders from net realized gains	–	–	(0.01)	–	–

Total distributions	(0.45)	(0.56)	(0.35)	(0.41)	(0.33)

Net asset value, end of year	$20.65	$17.04	$14.42	$12.47	$15.13

Total Return(b)	23.99%	22.32%	18.38%	(15.16)%	34.07%

Net assets, end of year (in 000’s)	$91,381	$77,112	$68,183	$32,121	$20,086

Ratio of net expenses to average net assets	1.13%	1.16%	1.19%	1.19%	1.20%

Ratio of total expenses to average net assets	1.19%	1.25%	1.29%	1.42%	1.69%

Ratio of net investment income to average net assets	2.54%	2.75%	2.86%	2.80%	2.71%

Portfolio turnover rate(c)	49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.69	$12.51	$10.87	$13.24	$10.14

Net investment income(a)	0.27	0.30	0.26	0.24	0.25

Net realized and unrealized gain (loss)	3.11	2.35	1.66	(2.30)	3.09

Total from investment operations	3.38	2.65	1.92	(2.06)	3.34

Distributions to shareholders from net investment income	(0.32)	(0.47)	(0.27)	(0.31)	(0.24)

Distributions to shareholders from net realized gains	–	–	(0.01)	–	–

Total distributions	(0.32)	(0.47)	(0.28)	(0.31)	(0.24)

Net asset value, end of year	$17.75	$14.69	$12.51	$10.87	$13.24

Total Return(b)	23.12%	21.33%	17.52%	(15.76)%	33.02%

Net assets, end of year (in 000’s)	$7,593	$5,430	$3,899	$1,653	$2,149

Ratio of net expenses to average net assets	1.88%	1.91%	1.94%	1.94%	1.95%

Ratio of total expenses to average net assets	1.94%	2.00%	2.04%	2.19%	2.44%

Ratio of net investment income to average net assets	1.71%	2.08%	2.04%	1.92%	1.92%

Portfolio turnover rate(c)	49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.16	$15.32	$13.22	$16.01	$12.20

Net investment income(a)	0.55	0.57	0.50	0.41	0.47

Net realized and unrealized gain (loss)	3.82	2.88	1.99	(2.75)	3.71

Total from investment operations	4.37	3.45	2.49	(2.34)	4.18

Distributions to shareholders from net investment income	(0.53)	(0.61)	(0.38)	(0.45)	(0.37)

Distributions to shareholders from net realized gains	–	–	(0.01)	–	–

Total distributions	(0.53)	(0.61)	(0.39)	(0.45)	(0.37)

Net asset value, end of year	$22.00	$18.16	$15.32	$13.22	$16.01

Total Return(b)	24.41%	22.75%	18.80%	(14.87)%	34.45%

Net assets, end of year (in 000’s)	$1,857,153	$1,033,131	$615,042	$207,340	$24,118

Ratio of net expenses to average net assets	0.80%	0.82%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.83%	0.88%	0.92%	1.03%	1.30%

Ratio of net investment income to average net assets	2.74%	3.20%	3.17%	2.87%	3.05%

Portfolio turnover rate(c)	49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.01	$14.39	$12.44	$15.09	$11.52

Net investment income(a)	0.50	0.51	0.46	0.40	0.42

Net realized and unrealized gain (loss)	3.58	2.71	1.88	(2.61)	3.51

Total from investment operations	4.08	3.22	2.34	(2.21)	3.93

Distributions to shareholders from net investment income	(0.51)	(0.60)	(0.38)	(0.44)	(0.36)

Distributions to shareholders from net realized gains	–	–	(0.01)	–	–

Total distributions	(0.51)	(0.60)	(0.39)	(0.44)	(0.36)

Net asset value, end of year	$20.58	$17.01	$14.39	$12.44	$15.09

Total Return(b)	24.35%	22.60%	18.70%	(14.91)%	34.25%

Net assets, end of year (in 000’s)	$761,534	$440,373	$285,524	$60,051	$20,450

Ratio of net expenses to average net assets	0.88%	0.91%	0.94%	0.94%	0.95%

Ratio of total expenses to average net assets	0.94%	0.99%	1.04%	1.16%	1.43%

Ratio of net investment income to average net assets	2.67%	3.06%	3.07%	2.95%	2.92%

Portfolio turnover rate(c)	49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.13	$15.30	$13.20	$15.99	$12.18

Net investment income(a)	0.56	0.55	0.51	0.42	0.47

Net realized and unrealized gain (loss)	3.81	2.89	1.99	(2.76)	3.72

Total from investment operations	4.37	3.44	2.50	(2.34)	4.19

Distributions to shareholders from net investment income	(0.53)	(0.61)	(0.39)	(0.45)	(0.38)

Distributions to shareholders from net realized gains	–	–	(0.01)	–	–

Total distributions	(0.53)	(0.61)	(0.40)	(0.45)	(0.38)

Net asset value, end of year	$21.97	$18.13	$15.30	$13.20	$15.99

Total Return(b)	24.47%	22.72%	18.83%	(14.89)%	34.52%

Net assets, end of year (in 000’s)	$273,976	$98,678	$51,429	$22,020	$6,050

Ratio of net expenses to average net assets	0.79%	0.81%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.82%	0.87%	0.92%	1.03%	1.29%

Ratio of net investment income to average net assets	2.76%	3.12%	3.23%	2.90%	3.03%

Portfolio turnover rate(c)	49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$17.14	$14.50	$12.53	$15.19	$11.60

Net investment income(a)	0.41	0.42	0.36	0.34	0.41

Net realized and unrealized gain (loss)	3.62	2.74	1.92	(2.64)	3.48

Total from investment operations	4.03	3.16	2.28	(2.30)	3.89

Distributions to shareholders from net investment income	(0.41)	(0.52)	(0.30)	(0.36)	(0.30)

Distributions to shareholders from net realized gains	–	–	(0.01)	–	–

Total distributions	(0.41)	(0.52)	(0.31)	(0.36)	(0.30)

Net asset value, end of year	$20.76	$17.14	$14.50	$12.53	$15.19

Total Return(b)	23.72%	22.01%	18.14%	(15.36)%	33.62%

Net assets, end of year (in 000’s)	$2,079	$1,498	$832	$514	$620

Ratio of net expenses to average net assets	1.38%	1.40%	1.44%	1.44%	1.44%

Ratio of total expenses to average net assets	1.44%	1.49%	1.54%	1.69%	1.91%

Ratio of net investment income to average net assets	2.18%	2.52%	2.42%	2.39%	2.79%

Portfolio turnover rate(c)	49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Income Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$18.12	$15.29	$13.20	$15.98	$12.17

Net investment income(a)	0.56	0.56	0.50	0.44	0.47

Net realized and unrealized gain (loss)	3.81	2.88	1.98	(2.77)	3.72

Total from investment operations	4.37	3.44	2.48	(2.33)	4.19

Distributions to shareholders from net investment income	(0.53)	(0.61)	(0.38)	(0.45)	(0.38)

Distributions to shareholders from net realized gains	–	–	(0.01)	–	–

Total distributions	(0.53)	(0.61)	(0.39)	(0.45)	(0.38)

Net asset value, end of year	$21.96	$18.12	$15.29	$13.20	$15.98

Total Return(b)	24.47%	22.74%	18.84%	(14.90)%	34.55%

Net assets, end of year (in 000’s)	$111,108	$59,097	$49,599	$33,413	$28,616

Ratio of net expenses to average net assets	0.79%	0.82%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.82%	0.88%	0.92%	1.06%	1.32%

Ratio of net investment income to average net assets	2.82%	3.17%	3.21%	2.95%	3.05%

Portfolio turnover rate(c)	49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs China Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Emerging Markets Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Non-Diversified

Goldman Sachs Emerging Markets Equity ex. China Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs ESG Emerging Markets Equity Fund	A, C, Institutional, Investor, R6, R and P	Non-Diversified

Goldman Sachs International Equity ESG Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs International Equity Income Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly

69

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

China Equity Fund	Annually	Annually

Emerging Markets Equity Fund	Annually	Annually

Emerging Markets Equity ex. China Fund	Annually	Annually

ESG Emerging Markets Equity Fund	Annually	Annually

International Equity ESG Fund	Annually	Annually

International Equity Income Fund	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

70

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that

71

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at sec.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

China Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,722,351	$38,001,581	$—

Investment Company	587	—	—

Securities Lending Reinvestment Vehicle	106,920	—	—

Total	$2,829,858	$38,001,581	$—

72

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Emerging Markets Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$79,981,597	$—

Asia	157,287,770	2,471,984,242	193,348

Europe	12,786,293	110,176,068	—

North America	56,280,299	—	—

South America	126,159,594	31,330,978	—

Investment Company	61,845	—	—

Securities Lending Reinvestment Vehicle	20,911,972	—	—

Total	$373,487,773	$2,693,472,885	$193,348

Emerging Markets Equity ex. China Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$136,853	$460,335	$—

Asia	674,472	10,494,511	1,338

Europe	62,980	674,921	—

North America	260,682	—	—

South America	800,079	183,851	—

Investment Company	10	—	—

Total	$1,935,076	$11,813,618	$1,338

ESG Emerging Markets Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$101,919	$731,101	$—

Asia	1,433,340	20,918,871	2,026

Europe	130,880	777,058	—

North America	351,973	—	—

South America	1,045,688	263,107	—

Investment Company	194	—	—

Total	$3,063,994	$22,690,137	$2,026

International Equity ESG Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$20,467,094	$249,709,547	$—

Europe	28,453,335	609,732,026	—

North America	41,591,830	41,315,292	—

Investment Company	17,808,154	—	—

Total	$108,320,413	$900,756,865	$—

73

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

International Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$674,218,687	$—

Europe	178,163,271	1,630,622,005	—

North America	50,758,610	372,524,402	—

Oceania	—	110,737,177	—

Investment Company	74,308,962	—	—

Securities Lending Reinvestment Vehicle	98,941,250	—	—

Total	$402,172,093	$2,788,102,271	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

China Equity Fund
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$4,185	$—

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

74

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

China Equity Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	1.00%

Emerging Markets Equity Fund	1.02	1.02	0.92	0.87	0.85	0.99	0.90 (1)

Emerging Markets Equity ex. China Fund	0.90	0.90	0.81	0.77	0.75	0.90	0.90

ESG Emerging Markets Equity Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.91 (2)

International Equity ESG Fund	0.85	0.77	0.73	0.71	0.70	0.85	0.82 (3)

International Equity Income Fund	0.80	0.72	0.68	0.67	0.66	0.75	0.75

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(1)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

(2)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.91% as an annual percentage of average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

(3)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.82% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal year ended October 31, 2025, GSAM waived $79, $7,223, $15, $215, $19,067 and $92,464 of the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

75

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

China Equity Fund	$1,309	$—

Emerging Markets Equity Fund	1,507	—

International Equity ESG Fund	1,275	178

International Equity Income Fund	12,819	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the fiscal year ended October 31, 2025, the transfer agency fee waivers were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	–%	0.06%	0.02%(a)	0.01%(b)	0.05%	0.03%

*	These arrangements will remain in effect through at least February 28, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the board of trustees.
(a)	Prior to February 28, 2025, the waiver was 0.01%.
(b)	Prior to February 28, 2025, the waiver was 0.05%.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual

76

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

percentage rate of average daily net assets for the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds are 0.054%, 0.104%, 0.084%, 0.074%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to February 28, 2025, the Other Expense limitation was 0.124% for Emerging Markets Equity ex. China and 0.124% for ESG Emerging Markets Equity. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

China Equity Fund	$79	$—	$318,426	$318,505

Emerging Markets Equity Fund	2,296,039	121,160	—	2,417,199

Emerging Markets Equity ex. China Fund	15	60	358,899	358,974

ESG Emerging Markets Equity Fund	16,275	590	422,052	438,917

International Equity ESG Fund	305,679	106,834	651,990	1,064,503

International Equity Income Fund	92,464	207,023	760,599	1,060,086

G. Line of Credit Facility — As of October 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended October 31, 2025, Goldman Sachs did not earn brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs.

The following table provides information about the Fund’s investments in the Underlying Fund as of and for the fiscal year ended October 31, 2025:

China Equity Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$–	$4,432,731	$(4,432,144)	$587	587	$2,106

Emerging Markets Equity Fund
Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	349,038,142	(348,976,297)	61,845	61,845	180,993

77

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Emerging Markets Equity ex. China Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$99,638	$431,933	$(531,561)	$10	10	$387

ESG Emerging Markets Equity Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	90,986	4,580,461	(4,671,253)	194	194	5,814

International Equity ESG Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	25,157,546	240,387,874	(247,737,266)	17,808,154	17,808,154	500,025

International Equity Income Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	37,356,685	1,029,083,050	(992,130,773)	74,308,962	74,308,962	2,445,331

As of October 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class A	Class C	Class R	Class R6	Institutional	Investor

Emerging Markets Equity ex. China Fund	34%	100%	100%	100%	82%	100%

ESG Emerging Markets Equity Fund	–	10	5	17	–	–

78

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2025, were as follows:

Fund	Purchases	Sales

China Equity Fund	$22,480,168	$26,692,409

Emerging Markets Equity Fund	1,197,332,772	1,708,142,821

Emerging Markets Equity ex. China Fund	4,480,927	5,216,966

ESG Emerging Markets Equity Fund	9,768,018	12,045,080

International Equity ESG Fund	394,882,410	575,609,760

International Equity Income Fund	1,994,510,635	1,125,098,753

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts

79

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

7. SECURITIES LENDING (continued)

of recognized liabilities for securities lending transactions outstanding as of October 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the fiscal year ended October 31, 2025 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year ended October 31, 2025
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of October 31, 2025

China Equity Fund	$329	$—	$—

Emerging Markets Equity Fund	13,310	4,880	—

International Equity ESG Fund	2,383	—	—

International Equity Income Fund	4,751	1,604	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended October 31, 2025.

Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025

China Equity Fund	$106,400	$505,483	$(504,963)	$106,920

Emerging Markets Equity Fund	1,500,000	87,336,297	(67,924,325)	20,911,972

International Equity ESG Fund	—	117,544,750	(117,544,750)	—

International Equity Income Fund	—	292,710,000	(193,768,750)	98,941,250

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Distributions paid from:

Ordinary Income	$520,438	$28,507,568	$125,031

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Distributions paid from:

Ordinary Income	$192,000	$25,102,209	$64,239,003

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Distributions paid from:

Ordinary Income	$533,831	$36,003,776	$91,650

80

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

8. TAX INFORMATION (continued)

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Distributions paid from:

Ordinary Income	$373,961	$16,271,442	$49,437,159

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	China Equity Fund*	Emerging Markets Equity Fund*	Emerging Markets Equity ex. China Fund*	ESG Emerging Markets Equity Fund*	International Equity ESG Fund*	International Equity Income Fund*

Undistributed ordinary income — net	$594,255	$17,565,752	$78,510	$192,266	$20,970,063	$28,525,386

Undistributed long-term capital gains	—	—	—	—	2,433,153	36,048,231

Total undistributed earnings	$594,255	$17,565,752	$78,510	$192,266	$23,403,216	$64,573,617

Capital loss carryforwards:

Perpetual Short-Term	(18,158,895)	(479,701,749)	(134,684)	(35,304,499)	—	—

Perpetual Long-Term	(27,865,614)	(310,523,042)	—	(32,347,344)	—	—

Total capital loss carryforwards	(46,024,509)	(790,224,791)	(134,684)	(67,651,843)	—	—

Unrealized gains (losses) — net	11,564,243	1,049,332,014	4,441,271	8,213,834	198,191,450	599,305,269

Total accumulated earnings (losses) — net	$(33,866,011)	$276,672,975	$4,385,097	$(59,245,743)	$221,594,666	$663,878,886

*

The China Equity Fund, Emerging Markets Equity Fund, Emerging Markets Equity ex. China Fund, ESG Emerging Markets Equity Fund, International Equity ESG Fund, and International Equity Income Fund utilized $1,918,490, $192,710,307, $62,174, $777,389, $29,007,034, and $806,215 of capital losses in the current fiscal year, respectively.

As of October 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund

Tax Cost	$29,266,837	$1,990,443,547	$9,151,228

Gross unrealized gain	12,151,943	1,118,822,592	4,755,253

Gross unrealized loss	(587,700)	(69,490,578)	(313,982)

Net unrealized gain (loss)	$11,564,243	$1,049,332,014	$4,441,271

	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Tax Cost	$17,322,441	$811,051,376	$2,591,064,382

Gross unrealized gain	8,674,834	227,159,666	627,912,087

Gross unrealized loss	(461,000)	(28,968,216)	(28,606,818)

Net unrealized gain (loss)	$8,213,834	$198,191,450	$599,305,269

81

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

82

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

9. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

At a meeting held on December 9-10, 2025, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate the Goldman Sachs ESG Emerging Markets Equity Fund and the Goldman Sachs Emerging Markets Equity ex. China Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of each Fund and its shareholders to liquidate the Funds. The Funds will be liquidated on or about February 13, 2026 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

All other subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

83

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	China Equity Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	205,648	$4,585,593	354,499	$6,374,263

Reinvestment of distributions	5,957	116,350	4,480	76,127

Shares redeemed	(195,678)	(4,229,352)	(450,477)	(8,007,859)

	15,927	472,591	(91,498)	(1,557,469)

Class C Shares

Shares sold	26,479	583,013	34,543	525,035

Reinvestment of distributions	110	1,861	57	838

Shares redeemed	(24,770)	(445,767)	(44,891)	(696,594)

	1,819	139,107	(10,291)	(170,721)

Institutional Shares

Shares sold	91,449	2,150,604	163,812	3,127,664

Reinvestment of distributions	4,917	104,097	4,205	77,290

Shares redeemed	(177,045)	(4,178,699)	(202,702)	(4,084,508)

	(80,679)	(1,923,998)	(34,685)	(879,554)

Investor Shares

Shares sold	6,717	189,856	5,423	115,268

Reinvestment of distributions	138	2,899	73	1,342

Shares redeemed	(5,346)	(113,140)	(9,350)	(175,389)

	1,509	79,615	(3,854)	(58,779)

Class R6 Shares

Shares sold	12,564	297,103	12,476	279,299

Reinvestment of distributions	392	8,253	366	6,706

Shares redeemed	(21,301)	(516,831)	(22,349)	(447,245)

	(8,345)	(211,475)	(9,507)	(161,240)

Class P Shares

Shares sold	4,745	100,580	5,331	115,761

Reinvestment of distributions	13,422	283,207	19,788	362,518

Shares redeemed	(133,009)	(2,967,753)	(792,625)	(15,330,455)

	(114,842)	(2,583,966)	(767,506)	(14,852,176)

NET DECREASE IN SHARES	(184,611)	$(4,028,126)	(917,341)	$(17,679,939)

84

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,084,814	$25,072,596	1,620,328	$33,473,289

Reinvestment of distributions	44,128	953,623	56,617	1,093,268

Shares redeemed	(3,370,772)	(87,277,444)	(1,965,514)	(40,532,588)

	(2,241,830)	(61,251,225)	(288,569)	(5,966,031)

Class C Shares

Shares sold	16,084	330,526	52,829	919,284

Reinvestment of distributions	—	—	2,972	50,502

Shares redeemed	(156,223)	(3,154,276)	(445,878)	(8,009,447)

	(140,139)	(2,823,750)	(390,077)	(7,039,661)

Institutional Shares

Shares sold	9,876,015	246,646,657	21,219,030	477,092,890

Reinvestment of distributions	819,161	19,029,098	1,122,121	23,272,793

Shares redeemed	(22,268,890)	(565,760,192)	(27,615,919)	(611,547,042)

	(11,573,714)	(300,084,437)	(5,274,768)	(111,181,359)

Service Shares

Shares sold	126,245	2,725,573	116,633	2,328,879

Reinvestment of distributions	5,960	123,854	9,126	169,483

Shares redeemed	(188,450)	(4,321,585)	(196,107)	(4,018,539)

	(56,245)	(1,472,158)	(70,348)	(1,520,177)

Investor Shares

Shares sold	561,452	13,655,551	1,576,175	34,697,238

Reinvestment of distributions	34,229	789,664	62,500	1,287,501

Shares redeemed	(1,738,420)	(43,152,069)	(3,772,364)	(82,074,389)

	(1,142,739)	(28,706,854)	(2,133,689)	(46,089,650)

Class R6 Shares

Shares sold	801,424	20,072,491	1,084,640	24,428,749

Reinvestment of distributions	49,275	1,149,600	74,890	1,559,956

Shares redeemed	(2,278,833)	(60,511,314)	(2,187,229)	(49,655,280)

	(1,428,134)	(39,289,223)	(1,027,699)	(23,666,575)

Class P Shares

Shares sold	986,595	23,029,321	2,239,233	48,563,792

Reinvestment of distributions	190,102	4,436,977	292,736	6,100,618

Shares redeemed	(4,019,043)	(99,378,326)	(6,900,199)	(152,140,395)

	(2,842,346)	(71,912,028)	(4,368,230)	(97,475,985)

NET DECREASE IN SHARES	(19,425,147)	$(505,539,675)	(13,553,380)	$(292,939,438)

85

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity ex. China Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	10,909	$141,169	5,055	$62,209

Reinvestment of distributions	70	841	36	396

Shares redeemed	(5,331)	(72,128)	(1,384)	(16,723)

	5,648	69,882	3,707	45,882

Institutional Shares

Shares sold	1,817	22,300	79,626	906,654

Reinvestment of distributions	6,421	76,983	5,081	56,292

Shares redeemed	(1,603)	(19,841)	(5,864)	(70,561)

	6,635	79,442	78,843	892,385

Investor Shares

Shares sold	—	—	—	—

Reinvestment of distributions	51	605	41	462

Shares redeemed	—	—	—	—

	51	605	41	462

Class R6 Shares

Shares sold	—	—	—	—

Reinvestment of distributions	56	674	48	532

Shares redeemed	—	—	—	—

	56	674	48	532

Class R Shares

Shares sold	—	—	—	—

Reinvestment of distributions	24	296	18	188

Shares redeemed	—	—	—	—

	24	296	18	188

Class P Shares

Shares sold	17,536	233,993	113,698	1,350,523

Reinvestment of distributions	3,809	45,633	3,051	33,781

Shares redeemed	(108,180)	(1,277,661)	(44,602)	(527,679)

	(86,835)	(998,035)	72,147	856,625

NET INCREASE (DECREASE) IN SHARES	(74,421)	$(847,136)	154,804	$1,796,074

86

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	ESG Emerging Markets Equity Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	11,070	$115,716	3,563	$33,825

Reinvestment of distributions	1,173	11,662	2,670	23,462

Shares redeemed	(32,773)	(352,320)	(41,953)	(390,660)

	(20,530)	(224,942)	(35,720)	(333,373)

Class C Shares

Shares sold	—	—	—	—

Reinvestment of distributions	5	43	45	389

Shares redeemed	—	—	(559)	(5,284)

	5	43	(514)	(4,895)

Institutional Shares

Shares sold	211,481	2,303,681	251,983	2,404,119

Reinvestment of distributions	13,757	136,748	26,925	236,409

Shares redeemed	(331,037)	(3,682,001)	(716,836)	(6,596,573)

	(105,799)	(1,241,572)	(437,928)	(3,956,045)

Investor Shares

Shares sold	1,855	18,677	31,861	290,616

Reinvestment of distributions	350	3,481	969	8,507

Shares redeemed	(7,958)	(89,320)	(48,743)	(485,070)

	(5,753)	(67,162)	(15,913)	(185,947)

Class R6 Shares

Shares sold	424	4,535	3,209	31,767

Reinvestment of distributions	41	404	40	350

Shares redeemed	(2)	(21)	(1,297)	(11,760)

	463	4,918	1,952	20,357

Class R Shares

Shares sold	1,590	16,499	6,592	61,480

Reinvestment of distributions	94	921	333	2,902

Shares redeemed	(5,219)	(50,117)	(14,005)	(128,502)

	(3,535)	(32,697)	(7,080)	(64,120)

Class P Shares

Shares sold	34,233	343,597	66,067	587,570

Reinvestment of distributions	3,885	38,616	11,572	101,718

Shares redeemed	(113,880)	(1,202,640)	(368,741)	(3,484,258)

	(75,762)	(820,427)	(291,102)	(2,794,970)

NET DECREASE IN SHARES	(210,911)	$(2,381,839)	(786,305)	$(7,318,993)

87

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity ESG Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	475,786	$13,862,932	495,169	$13,385,188

Reinvestment of distributions	51,707	1,349,045	47,226	1,226,923

Shares redeemed	(1,780,136)	(49,576,606)	(1,438,379)	(39,015,402)

	(1,252,643)	(34,364,629)	(895,984)	(24,403,291)

Class C Shares

Shares sold	44,023	1,176,206	27,289	683,927

Reinvestment of distributions	3,982	95,132	2,614	62,231

Shares redeemed	(82,124)	(2,146,638)	(88,902)	(2,218,879)

	(34,119)	(875,300)	(58,999)	(1,472,721)

Institutional Shares

Shares sold	4,672,287	137,831,965	8,891,626	245,292,145

Reinvestment of distributions	364,023	9,748,538	229,772	6,128,037

Shares redeemed	(8,836,806)	(258,149,657)	(8,621,651)	(240,322,603)

	(3,800,496)	(110,569,154)	499,747	11,097,579

Service Shares

Shares sold	3,171	91,731	13,222	396,885

Reinvestment of distributions	909	24,819	374	10,169

Shares redeemed	(38,835)	(1,196,942)	(6,918)	(194,816)

	(34,755)	(1,080,392)	6,678	212,238

Investor Shares

Shares sold	1,838,125	54,812,240	1,474,940	40,842,238

Reinvestment of distributions	109,757	2,918,438	67,228	1,780,835

Shares redeemed	(2,188,731)	(64,962,973)	(1,861,759)	(51,429,116)

	(240,849)	(7,232,295)	(319,591)	(8,806,043)

Class R6 Shares

Shares sold	890,998	26,403,170	1,202,175	33,326,211

Reinvestment of distributions	81,947	2,180,597	56,269	1,491,701

Shares redeemed	(1,639,856)	(49,207,461)	(1,347,725)	(37,732,142)

	(666,911)	(20,623,694)	(89,281)	(2,914,230)

Class P Shares

Shares sold	110,454	3,150,314	161,333	4,421,707

Reinvestment of distributions	86,883	2,312,822	59,198	1,569,941

Shares redeemed	(461,489)	(13,755,067)	(854,929)	(22,982,527)

	(264,152)	(8,291,931)	(634,398)	(16,990,879)

NET DECREASE IN SHARES	(6,293,925)	$(183,037,395)	(1,491,828)	$(43,277,347)

88

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Income Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,977,465	$36,915,796	1,443,354	$23,663,097

Reinvestment of distributions	114,095	2,155,856	147,267	2,388,535

Shares redeemed	(2,191,113)	(41,740,365)	(1,795,173)	(28,998,956)

	(99,553)	(2,668,713)	(204,552)	(2,947,324)

Class C Shares

Shares sold	122,017	1,990,960	130,178	1,892,847

Reinvestment of distributions	7,495	125,319	10,645	150,086

Shares redeemed	(71,369)	(1,151,681)	(83,001)	(1,206,865)

	58,143	964,598	57,822	836,068

Institutional Shares

Shares sold	42,853,132	851,734,092	24,005,530	422,249,334

Reinvestment of distributions	1,892,201	37,591,489	1,676,829	29,021,536

Shares redeemed	(17,242,176)	(340,712,770)	(8,913,342)	(155,853,812)

	27,503,157	548,612,811	16,769,017	295,417,058

Investor Shares

Shares sold	19,624,040	363,497,680	13,844,214	226,719,775

Reinvestment of distributions	889,719	16,593,855	797,641	12,925,592

Shares redeemed	(9,403,391)	(174,973,857)	(8,593,633)	(137,620,093)

	11,110,368	205,117,678	6,048,222	102,025,274

Class R6 Shares

Shares sold	9,577,250	190,350,183	3,038,657	53,796,066

Reinvestment of distributions	240,392	4,809,283	149,061	2,576,510

Shares redeemed	(2,788,386)	(56,087,932)	(1,105,243)	(19,360,109)

	7,029,256	139,071,534	2,082,475	37,012,467

Class R Shares

Shares sold	36,793	692,726	34,591	587,573

Reinvestment of distributions	1,966	37,317	2,018	33,162

Shares redeemed	(26,027)	(488,354)	(6,541)	(102,651)

	12,732	241,689	30,068	518,084

Class P Shares

Shares sold	2,212,388	43,562,979	300,779	5,315,930

Reinvestment of distributions	113,278	2,249,546	111,070	1,910,660

Shares redeemed	(527,072)	(10,108,403)	(393,395)	(6,831,341)

	1,798,594	35,704,122	18,454	395,249

NET INCREASE IN SHARES	47,412,697	$927,043,719	24,801,506	$433,256,876

89

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund and Goldman Sachs International Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund and Goldman Sachs International Equity Income Fund (six of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

90

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Emerging Markets Equity ex. China Fund, Goldman Sachs ESG Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund and Goldman Sachs International Equity Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the China Equity Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

91

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and

92

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the China Equity Fund’s performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the China Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and ten-year periods and in the third quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2025. They considered that in November 2019, the Fund had been repositioned from the Goldman Sachs Asia Equity Fund, which involved changes to the Fund’s principal investment strategy and benchmark index. The Trustees observed that the Emerging Markets Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and ten-year periods and in the fourth quartile for the three- and five-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2025. The Trustees observed that the Emerging Markets Equity ex. China Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group and underperformed the Fund’s benchmark index for the one-year period ended March 31, 2025. They noted that the ESG Emerging Markets Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the fourth quartile for the three- and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2025. The Trustees considered that the International Equity ESG Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods, in the third quartile for the three-year period, and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the five- and ten-year periods and underperformed for the one- and three-year periods ended March 31, 2025. They also noted that in February 2018, the Fund had been repositioned from the Goldman Sachs Focused International Equity Fund, which involved changes to the Fund’s investment strategy. The Trustees observed that the International Equity Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also noted that in February 2018 the International Equity Income Fund had been repositioned from the Goldman Sachs Strategic International Equity Fund, which involved changes to the Fund’s investment objective and investment strategy.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Emerging Markets Equity ex. China Fund, ESG Emerging Markets Equity Fund and International Equity ESG Fund that would have the effect of decreasing total Fund expenses, with such changes taking effect in connection with the Funds’ next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

93

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	China Equity Fund	Emerging Markets Equity Fund	Emerging Markets Equity ex. China Fund	ESG Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

First $1 billion	1.00%	1.02%	0.90%	0.98%	0.85%	0.80%

Next $1 billion	0.90	1.02	0.90	0.98	0.77	0.72

Next $3 billion	0.86	0.92	0.81	0.88	0.73	0.68

Next $3 billion	0.84	0.87	0.77	0.84	0.71	0.67

Over $8 billion	0.82	0.85	0.75	0.82	0.70	0.66

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Emerging Markets Equity Fund, Emerging Markets Equity ex. China Fund, ESG Emerging Markets Equity Fund, International Equity ESG Fund and International Equity Income Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Funds’ Class A, Class C, Investor and Class R Shares, as applicable (with the exception of the China Equity Fund). Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Emerging Markets Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working

94

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

95

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Goldman Sachs Trust – Fundamental Equity International Funds - Tax Information (Unaudited)

From distributions paid during the year ended October 31, 2025, the total amount of income received by the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds from sources within foreign countries and possessions of the United States was $0.3680, $0.3434, $0.1700, $0.1539, $0.5015, and $0.4013 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds was 99.35%, 94.42%, 88.66%, 91.36%, 65.99% and 74.40%. The total amount of taxes paid by the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds to such countries was $0.0517, $0.1102, $0.0486, $0.0605, $0.0619 and $0.0402 per share.

For the year ended October 31, 2025, 80.81%, 100%, 100%, 100%, 80.79% and 82.44% of the dividends paid from net investment company taxable income by the China Equity, Emerging Markets Equity, Emerging Markets Equity ex. China, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds, respectively qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended October 31, 2025, 1.41% and 0.97% of the dividends paid from net investment company taxable income by the International Equity ESG and International Equity Income Funds qualify for the dividends received deduction available to corporations.

96

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

TRUSTEESOFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassid Robert Griffith, Secretar John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. EQINTEMEAR-25

Goldman Sachs Funds Annual Financial Statements October 31, 2025 Goldman Sachs International Equity Insights Funds Goldman Sachs Emerging Markets Equity Insights Fund Goldman Sachs International Equity Insights Fund Goldman Sachs International Small Cap Insights Fund

Goldman Sachs International Equity Insights Funds

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 97.4%

Belgium – 0.1%
55,462	Cenergy Holdings SA (Capital Goods)	$918,983
30,912	Viohalco SA (Materials)	302,151

		1,221,134

Brazil – 4.6%
2,941,800	Anima Holding SA (Consumer Services)	1,930,232
914,100	Banco Bradesco SA (Banks)	2,628,487
5,539,400	Banco Bradesco SA ADR (Banks)	18,723,172
97,100	Banco BTG Pactual SA (Financial Services)	881,128
6,602,200	Banco do Brasil SA (Banks)	26,875,376
519,994	Cia Energetica de Minas Gerais ADR (Utilities)	1,086,787
36,900	Cury Construtora e Incorporadora SA (Consumer Durables & Apparel)	239,647
537,525	Embraer SA ADR (Capital Goods)	34,659,612
119,000	Equatorial Energia SA (Utilities)	810,667
501,100	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	1,727,787
981,500	Grupo SBF SA (Consumer Discretionary Distribution & Retail)	2,355,257
660,800	Iochpe Maxion SA (Automobiles & Components)	1,344,949
188,600	JHSF Participacoes SA (Real Estate Management & Development)	231,020
627,900	Neoenergia SA (Utilities)	3,405,631
2,697,100	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	21,727,398
29,600	TIM SA (Telecommunication Services)	133,641
663,400	Transmissora Alianca de Energia Eletrica SA (Utilities)	4,698,099
42,700	YDUQS Participacoes SA (Consumer Services)	112,783

		123,571,673

Chile – 1.1%
128,529,550	Banco de Chile (Banks)	22,555,910
35,824	Banco de Credito e Inversiones SA (Banks)	1,841,465
32,179	Banco Itau Chile SA (Banks)	584,620
534,589	Empresas Copec SA (Consumer Discretionary Distribution & Retail)	3,822,179
9,118,085	Enel Americas SA (Utilities)	860,972
3,039,102	Enel Chile SA (Utilities)	232,153
267,136	Engie Energia Chile SA (Utilities)	384,457

		30,281,756

Shares	Description	Value

Common Stocks – (continued)

China – 27.8%
1,817,500	3SBio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	$7,231,201
1,557,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	8,003,593
3,674,600	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	78,190,891
168,800	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	1,761,957
837,139	Bank of Shanghai Co. Ltd., Class A (Banks)	1,115,229
4,600,000	China Construction Bank Corp., Class H (Banks)	4,554,192
567,900	China Galaxy Securities Co. Ltd., Class A (Financial Services)	1,401,678
8,291,000	China Galaxy Securities Co. Ltd., Class H (Financial Services)	11,927,458
438,000	China Gold International Resources Corp. Ltd. (Materials)	7,372,828
6,043,000	China Hongqiao Group Ltd. (Materials)	22,944,030
151,200	China International Capital Corp. Ltd., Class H (Financial Services)(a)	411,347
1,825,000	China Life Insurance Co. Ltd., Class H (Insurance)	5,755,125
3,265,000	China Nonferrous Mining Corp. Ltd. (Materials)	6,022,117
136,800	China Pacific Insurance Group Co. Ltd., Class A (Insurance)	681,755
505,100	CMOC Group Ltd., Class A (Materials)	1,209,468
7,086,000	CMOC Group Ltd., Class H (Materials)	15,340,902
4,620,000	Consun Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,936,623
265,100	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	14,473,608
1,569,000	CSC Financial Co. Ltd., Class H (Financial Services)(a)	2,661,453
2,898,000	Datang International Power Generation Co. Ltd., Class H (Utilities)	890,857
291,200	Fuyao Glass Industry Group Co. Ltd., Class H (Automobiles & Components)(a)	2,593,232
4,303,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	10,208,049
606,600	GF Securities Co. Ltd., Class H (Financial Services)	1,464,463

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,295,000	Goldwind Science & Technology Co. Ltd., Class H (Capital Goods)	$3,895,432
1,114,000	Hansoh Pharmaceutical Group Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	5,114,047
3,646,000	Harbin Electric Co. Ltd., Class H (Capital Goods)	5,995,075
380,722	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	1,320,858
492,000	Huadian Power International Corp. Ltd., Class H (Utilities)	290,033
9,902,000	Huaneng Power International, Inc., Class H (Utilities)	8,180,145
522,400	Huatai Securities Co. Ltd., Class A (Financial Services)	1,593,905
2,180,106	Huayu Automotive Systems Co. Ltd., Class A (Automobiles & Components)	6,251,878
1,678,000	Jiangxi Copper Co. Ltd., Class H (Materials)	7,001,354
1,836,900	Kuaishou Technology (Media & Entertainment)(a)	17,054,395
1,782,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	2,599,670
1,118,500	Li Ning Co. Ltd. (Consumer Durables & Apparel)	2,431,862
2,135,500	Livzon Pharmaceutical Group, Inc., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	8,590,863
19,000,000	Lonking Holdings Ltd. (Capital Goods)	7,573,583
774,100	NetEase, Inc. (Media & Entertainment)	21,721,816
732,000	Orient Securities Co. Ltd., Class H (Financial Services)(a)	682,065
42,800	PDD Holdings, Inc. ADR (Consumer Discretionary Distribution & Retail)*	5,772,436
4,848,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	11,453,518
613,000	Pop Mart International Group Ltd. (Consumer Discretionary Distribution & Retail)(a)	17,436,864
2,279,000	Q Technology Group Co. Ltd. (Technology Hardware & Equipment)	4,098,329
7,364,000	Sany Heavy Equipment International Holdings Co. Ltd. (Capital Goods)	6,951,917
5,449,540	Sany Heavy Industry Co. Ltd., Class A (Capital Goods)	16,934,047
483,305	Seres Group Co. Ltd., Class A (Automobiles & Components)	10,539,240
203,100	Shanghai Pudong Development Bank Co. Ltd., Class A (Banks)	327,900

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
685,900	Shanghai Putailai New Energy Technology Group Co. Ltd., Class A (Materials)	$2,814,178
4,143,200	Shenwan Hongyuan Group Co. Ltd., Class H (Financial Services)(a)	1,823,030
2,965,000	Simcere Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	4,722,472
23,017,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	20,966,920
743,043	Sinolink Securities Co. Ltd., Class A (Financial Services)	1,030,241
3,665,000	Sinopec Engineering Group Co. Ltd., Class H (Capital Goods)	3,452,497
10,323,600	SooChow Securities Co. Ltd., Class A (Financial Services)	13,905,185
95,480	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	2,543,809
307,200	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	2,968,690
3,556,817	TBEA Co. Ltd., Class A (Capital Goods)	9,777,408
3,098,000	TCL Electronics Holdings Ltd. (Consumer Durables & Apparel)*	3,678,307
1,959,100	Tencent Holdings Ltd. (Media & Entertainment)	159,133,310
246,400	Tongcheng Travel Holdings Ltd. (Consumer Services)	678,046
203,080	WuXi AppTec Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	2,832,433
7,732,800	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(a)	42,900,900
1,176,100	XPeng, Inc., Class A (Automobiles & Components)*	13,701,758
7,700,000	Yadea Group Holdings Ltd. (Automobiles & Components)(a)	12,038,346
1,452,400	Zhejiang Leapmotor Technology Co. Ltd., Class H (Automobiles & Components)*(a)	10,879,476
231,300	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Capital Goods)	1,175,495
4,974,850	Zijin Mining Group Co. Ltd., Class A (Materials)	21,255,392
6,590,000	Zijin Mining Group Co. Ltd., Class H (Materials)	27,262,928

		748,504,109

Colombia – 0.0%
9,844	Grupo Cibest SA ADR (Banks)	571,346

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Czech Republic – 0.2%
56,952	Komercni Banka AS (Banks)	$2,913,442
294,967	Moneta Money Bank AS (Banks)(a)	2,496,750

		5,410,192

Greece – 0.1%
558,959	Eurobank Ergasias Services and Holdings SA (Banks)	2,102,584
16,348	National Bank of Greece SA (Banks)	240,291

		2,342,875

Hong Kong – 0.2%
3,954,000	Skyworth Group Ltd. (Consumer Durables & Apparel)*	2,003,799
2,164,000	Wasion Holdings Ltd. (Technology Hardware & Equipment)	3,481,780

		5,485,579

Hungary – 0.1%
116,877	Magyar Telekom Telecommunications PLC (Telecommunication Services)	612,571
15,903	OTP Bank Nyrt (Banks)	1,518,028

		2,130,599

India – 14.9%
64,408	360 ONE WAM Ltd. (Financial Services)	783,853
70,316	Ajanta Pharma Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,952,738
10,750	Anand Rathi Wealth Ltd. (Financial Services)	373,874
181,233	Avanti Feeds Ltd. (Food, Beverage & Tobacco)	1,423,350
779,257	Bank of India (Banks)	1,227,366
1,479,114	Bharat Petroleum Corp. Ltd. (Energy)	5,933,767
1,779,366	Bharti Airtel Ltd. (Telecommunication Services)	41,203,332
10,241	Bosch Ltd. (Automobiles & Components)	4,291,353
1,261,987	Chambal Fertilisers and Chemicals Ltd. (Materials)	6,832,013
279,555	City Union Bank Ltd. (Banks)	720,167
177,620	Coal India Ltd. (Energy)	777,002
22,747	Cochin Shipyard Ltd. (Capital Goods)(a)	457,983
119,744	Coromandel International Ltd. (Materials)	2,863,392
285,731	Cummins India Ltd. (Capital Goods)	13,969,197
17,368	Dixon Technologies India Ltd. (Consumer Durables & Apparel)	3,028,963
157,911	Edelweiss Financial Services Ltd. (Financial Services)	201,855

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
113,768	Eicher Motors Ltd. (Automobiles & Components)	$8,972,024
5,096	Force Motors Ltd. (Capital Goods)	1,013,054
53,230	FSN E-Commerce Ventures Ltd. (Consumer Discretionary Distribution & Retail)*	148,544
101,522	GE Vernova T&D India Ltd. (Capital Goods)	3,473,680
13,017	GlaxoSmithKline Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	383,612
92,762	Graphite India Ltd. (Capital Goods)	650,880
645,688	Gujarat Pipavav Port Ltd. (Transportation)	1,209,790
57,807	HBL Engineering Ltd. (Capital Goods)	653,688
15,232	HDFC Asset Management Co. Ltd. (Financial Services)(a)	922,639
3,509,401	HDFC Bank Ltd. (Banks)	39,020,500
60,851	Hero MotoCorp Ltd. (Automobiles & Components)	3,798,338
3,110,381	Hindalco Industries Ltd. (Materials)	29,666,242
1,235,114	Hindustan Zinc Ltd. (Materials)	6,626,153
26,241	Hitachi Energy India Ltd. (Capital Goods)	5,250,733
1,253,147	ICICI Bank Ltd. ADR (Banks)	37,970,354
2,049,962	Indian Oil Corp. Ltd. (Energy)	3,825,479
1,313,624	Indus Towers Ltd. (Telecommunication Services)*	5,383,128
747,038	Infosys Ltd. ADR (Software & Services)(b)	12,378,420
256,489	IRB Infrastructure Developers Ltd. (Capital Goods)	129,249
844,423	ITC Ltd. (Food, Beverage & Tobacco)	3,997,104
333,082	Jamna Auto Industries Ltd. (Capital Goods)	354,512
62,057	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,175,190
2,009,250	JM Financial Ltd. (Financial Services)	3,710,205
36,608	Kaynes Technology India Ltd. (Technology Hardware & Equipment)*	2,761,764
749,927	Larsen & Toubro Ltd. (Capital Goods)	34,027,538
143,871	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,184,967
13,625	Maruti Suzuki India Ltd. (Automobiles & Components)	2,481,324

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
46,850	Motilal Oswal Financial Services Ltd. (Financial Services)	$516,126
407,686	Muthoot Finance Ltd. (Financial Services)	14,607,455
1,865,360	NTPC Ltd. (Utilities)	7,075,303
68,648	Paras Defence & Space Technologies Ltd. (Capital Goods)	547,326
1,452,406	Petronet LNG Ltd. (Energy)	4,598,981
59,413	Polycab India Ltd. (Capital Goods)	5,153,363
2,425,876	Power Finance Corp. Ltd. (Financial Services)	11,014,955
1,462,135	Power Grid Corp. of India Ltd. (Utilities)	4,743,875
798,023	Reliance Industries Ltd. (Energy)	13,353,197
2,300,982	Samvardhana Motherson International Ltd. (Automobiles & Components)	2,728,936
33,639	Solar Industries India Ltd. (Materials)	5,255,785
1,078,026	State Bank of India (Banks)	11,381,215
13,763	Sumitomo Chemical India Ltd. (Materials)	77,826
37,641	Syngene International Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	275,636
1,477,960	Tata Motors Ltd. (Capital Goods)*	4,341,249
1,477,960	Tata Motors Passenger Vehicles Ltd. (Automobiles & Components)	6,821,572
17,955	TVS Motor Co. Ltd. (Automobiles & Components)	709,129
411,416	UCO Bank (Banks)	153,641
514,296	Wipro Ltd. (Software & Services)	1,392,810
762,873	Zydus Lifesciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,380,673

		402,338,369

Indonesia – 0.7%
70,411,000	Aneka Tambang Tbk (Materials)	13,096,988
1,971,400	Bank Central Asia Tbk PT (Banks)	1,009,341
1,408,300	Bumitama Agri Ltd. (Food, Beverage & Tobacco)	1,547,226
2,507,600	Chandra Asri Pacific Tbk PT (Materials)	1,047,558
23,495,600	Elang Mahkota Teknologi Tbk PT (Media & Entertainment)	1,670,034
102,243,600	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary Distribution & Retail)*	367,307

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
14,120,600	Pertamina Geothermal Energy PT (Utilities)(a)	$1,107,411

		19,845,865

Kuwait – 0.4%
38,705	Gulf Cables & Electrical Industries Group Co. KSCP (Capital Goods)	283,900
1,131,592	Kuwait Finance House KSCP (Banks)	2,962,244
2,783,884	Kuwait International Bank KSCP (Banks)	2,427,175
204,357	Mobile Telecommunications Co. KSCP (Telecommunication Services)	353,172
1,000,604	National Bank of Kuwait SAKP (Banks)	3,426,818

		9,453,309

Mexico – 1.7%
135,337	Arca Continental SAB de CV (Food, Beverage & Tobacco)	1,310,792
135,825	Fibra Uno Administracion SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	197,101
309,400	Genomma Lab Internacional SAB de CV, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	302,764
1,684,913	Grupo Financiero Banorte SAB de CV, Class O (Banks)	15,857,418
1,943,440	Grupo Mexico SAB de CV, Series B (Materials)	16,801,966
188,800	Industrias Penoles SAB de CV (Materials)*	7,815,711
333,853	Promotora y Operadora de Infraestructura SAB de CV (Transportation)	4,323,727
48,864	Regional SAB de CV (Banks)	363,774

		46,973,253

Philippines – 0.3%
741,690	International Container Terminal Services, Inc. (Transportation)	6,689,589
1,817,130	Metropolitan Bank & Trust Co. (Banks)	2,130,535

		8,820,124

Poland – 1.7%
98,579	Alior Bank SA (Banks)	2,746,918
1,753	Asseco Poland SA (Software & Services)	101,966
1,031,702	ORLEN SA (Energy)	27,963,122
988,185	PGE Polska Grupa Energetyczna SA (Utilities)*	2,996,449
333,681	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	6,841,550
283,936	Powszechny Zaklad Ubezpieczen SA (Insurance)	4,539,902

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
204,643	Tauron Polska Energia SA (Utilities)*	$553,997

		45,743,904

Qatar – 0.3%
871,281	Ooredoo QPSC (Telecommunication Services)	3,242,477
234,766	Qatar Aluminum Manufacturing Co. (Materials)	100,062
688,659	Qatar National Bank QPSC (Banks)	3,497,200
549,657	Vodafone Qatar PQSC (Telecommunication Services)	363,066

		7,202,805

Russia – 0.0%
106,118	PhosAgro PJSC, GDR (Materials)*(c)	—
683	PhosAgro PJSC NPV (Materials)(c)	—
18,426	Polyus PJSC, GDR (Materials)*(c)	—
2,789,380	Sberbank of Russia PJSC (Banks)*(c)	—
54,816	VTB Bank PJSC (Banks)*(c)	—

		—

Saudi Arabia – 3.7%
273,920	Al Babtain Power & Telecommunication Co. (Capital Goods)	4,584,683
648,975	Al Rajhi Bank (Banks)	18,342,711
97,356	Aldrees Petroleum and Transport Services Co. (Consumer Discretionary Distribution & Retail)	3,984,774
1,899,535	Arab National Bank (Banks)	12,285,273
88,934	Arabian Pipes Co. (Materials)	135,199
766,227	Banque Saudi Fransi (Banks)	3,646,512
596,209	Etihad Etisalat Co. (Telecommunication Services)	10,756,492
2,919,129	Riyad Bank (Banks)	21,196,743
154,054	Riyadh Cables Group Co. (Capital Goods)	5,820,721
800,436	Saudi Awwal Bank (Banks)	6,906,545
1,006,708	Saudi National Bank (The) (Banks)	10,711,935

		98,371,588

Singapore – 0.0%
551,000	Yangzijiang Financial Holding Ltd. (Financial Services)	447,801

South Africa – 2.7%
265,034	Exxaro Resources Ltd. (Energy)	2,703,461
758,461	FirstRand Ltd. (Financial Services)(b)	3,599,578
389,062	Gold Fields Ltd. ADR (Materials)	14,943,871

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
61,027	Harmony Gold Mining Co. Ltd. ADR (Materials)	$1,007,556
103,118	Investec Ltd. (Financial Services)	775,638
143,648	Momentum Group Ltd. (Insurance)	276,564
667,471	Naspers Ltd., Class N (Consumer Discretionary Distribution & Retail)	46,880,533
131,128	Northam Platinum Holdings Ltd. (Materials)	2,189,927

		72,377,128

South Korea – 12.0%
82,762	D.I Corp. (Semiconductors & Semiconductor Equipment)	1,411,835
103,430	Daou Technology, Inc. (Financial Services)	2,825,772
105,686	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,341,656
280,021	Hana Financial Group, Inc. (Banks)	16,775,658
119,199	Hanwha Engine (Capital Goods)*	4,129,883
2,945	HD HYUNDAI MIPO (Capital Goods)	499,188
112,978	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Capital Goods)	37,551,693
12,044	Hyundai Department Store Co. Ltd. (Consumer Discretionary Distribution & Retail)	682,312
20,449	Hyundai Glovis Co. Ltd. (Transportation)	2,702,624
60,346	iM Financial Group Co. Ltd. (Banks)	559,901
11,278	Kakao Corp. (Media & Entertainment)	513,992
265,139	KB Financial Group, Inc. (Banks)	21,644,247
209,164	Korea Electric Power Corp. (Utilities)	6,261,126
66,012	Korea Investment Holdings Co. Ltd. (Financial Services)	8,416,261
101,082	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)	4,068,582
66,230	LG Electronics, Inc. (Consumer Durables & Apparel)	4,062,100
2,372	LIG Nex1 Co. Ltd. (Capital Goods)	864,059
25,551	LS Eco Energy Ltd. (Capital Goods)	823,054
45,819	Meritz Financial Group, Inc. (Financial Services)	3,550,699
512,876	Mirae Asset Securities Co. Ltd. (Financial Services)	9,429,826

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
32,304	NAVER Corp. (Media & Entertainment)	$6,054,292
42,237	Philoptics Co. Ltd. (Semiconductors & Semiconductor Equipment)*	1,242,981
12,724	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	10,878,302
1,245,163	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	93,731,163
487,984	Samsung Heavy Industries Co. Ltd. (Capital Goods)*	10,121,023
72,153	Samsung Securities Co. Ltd. (Financial Services)	3,905,046
125,349	Shinhan Financial Group Co. Ltd. (Banks)	6,438,242
130,970	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	50,959,576
28,908	SNT Energy Co. Ltd. (Capital Goods)	1,098,340
127,378	TES Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,939,090
79,692	WONIK IPS Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,574,302
87,763	Yuanta Securities Korea Co. Ltd. (Financial Services)	237,641
38,056	Zeus Co. Ltd. (Semiconductors & Semiconductor Equipment)	411,533

		323,705,999

Taiwan – 20.8%
71,000	Accton Technology Corp. (Technology Hardware & Equipment)	2,469,146
547,000	ACES Electronic Co. Ltd. (Technology Hardware & Equipment)	1,218,219
40,000	Acter Group Corp. Ltd. (Capital Goods)	998,446
282,000	ADATA Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,810,315
25,000	Advanced Energy Solution Holding Co. Ltd. (Capital Goods)	951,695
96,000	Advanced Power Electronics Corp. (Semiconductors & Semiconductor Equipment)	317,840
28,000	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	3,154,450
47,000	Alltop Technology Co. Ltd. (Technology Hardware & Equipment)	376,822

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
116,000	Anpec Electronics Corp. (Semiconductors & Semiconductor Equipment)	$899,984
72,000	Arcadyan Technology Corp. (Technology Hardware & Equipment)	470,531
826,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	2,503,020
61,000	Argosy Research, Inc. (Technology Hardware & Equipment)	362,720
157,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,256,119
758,000	Asia Optical Co., Inc. (Technology Hardware & Equipment)	3,844,590
1,534,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	34,655,367
280,000	Channel Well Technology Co. Ltd. (Technology Hardware & Equipment)	701,423
711,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	18,824,932
60,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	3,124,953
3,698,000	Compeq Manufacturing Co. Ltd. (Technology Hardware & Equipment)	10,451,453
38,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	1,222,227
843,000	Dynamic Holding Co. Ltd. (Technology Hardware & Equipment)	2,450,252
777,000	Dynapack International Technology Corp. (Technology Hardware & Equipment)	7,715,402
211,000	Eson Precision Ind Co. Ltd. (Technology Hardware & Equipment)	564,989
26,000	EZconn Corp. (Technology Hardware & Equipment)	786,476
1,142,000	Gamania Digital Entertainment Co. Ltd. (Media & Entertainment)	2,201,877
67,000	Genesys Logic, Inc. (Semiconductors & Semiconductor Equipment)	233,894
303,000	Global Brands Manufacture Ltd. (Technology Hardware & Equipment)	1,145,948

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
127,000	Global Mixed Mode Technology, Inc. (Semiconductors & Semiconductor Equipment)	$960,582
34,300	Himax Technologies, Inc. ADR (Semiconductors & Semiconductor Equipment)	323,106
366,000	Holy Stone Enterprise Co. Ltd. (Technology Hardware & Equipment)	1,354,103
679,000	Hong TAI Electric Industrial (Capital Goods)	868,006
2,548,000	ITEQ Corp. (Technology Hardware & Equipment)	9,647,147
186,000	Kaimei Electronic Corp. (Technology Hardware & Equipment)	565,078
1,475,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,341,850
1,207,000	Lelon Electronics Corp. (Technology Hardware & Equipment)	4,258,343
119,000	Marketech International Corp. (Semiconductors & Semiconductor Equipment)	946,432
989,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	41,942,949
29,000	MPI Corp. (Semiconductors & Semiconductor Equipment)	1,966,342
308,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	3,506,061
196,000	Sinbon Electronics Co. Ltd. (Technology Hardware & Equipment)	1,343,337
468,000	TA-I Technology Co. Ltd. (Technology Hardware & Equipment)	949,999
7,197,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	348,044,658
49,000	Thinking Electronic Industrial Co. Ltd. (Technology Hardware & Equipment)	299,922
1,295,000	Tripod Technology Corp. (Technology Hardware & Equipment)	14,321,647
151,000	United Integrated Services Co. Ltd. (Capital Goods)	4,203,050
88,000	Yankey Engineering Co. Ltd. (Capital Goods)	1,312,506
5,344,030	Yuanta Financial Holding Co. Ltd. (Financial Services)	5,983,418

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
676,000	Zhen Ding Technology Holding Ltd. (Technology Hardware & Equipment)	$3,569,630

		561,421,256

Thailand – 1.0%
21,035,200	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	13,714,682
3,390,200	SCB X PCL (Banks)	13,730,323

		27,445,005

Turkey – 1.3%
165,078	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	1,891,053
4,110,838	Enka Insaat ve Sanayi AS (Capital Goods)(b)	7,583,566
830,409	Ford Otomotiv Sanayi AS (Automobiles & Components)	1,957,938
3,355,759	Is Yatirim Menkul Degerler AS (Financial Services)	3,506,036
3,062,947	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	1,004,414
2,504,624	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	5,382,040
5,587	Otokar Otomotiv Ve Savunma Sanayi A.S. (Capital Goods)*	60,987
424,438	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Equity Real Estate Investment Trusts (REITs))	774,612
850,352	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)	2,013,336
0	Turkiye Is Bankasi AS, Class C (Banks)	—
2,167,164	Turkiye Petrol Rafinerileri AS (Energy)	10,172,765
2,812,361	Turkiye Sigorta AS (Insurance)	825,906

		35,172,653

United Arab Emirates – 0.9%
2,145,150	Abu Dhabi Commercial Bank PJSC (Banks)	8,416,068
161,064	Abu Dhabi Islamic Bank PJSC (Banks)	925,495
159,953	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary Distribution & Retail)	156,341
544,588	Aldar Properties PJSC (Real Estate Management & Development)	1,334,305
715,475	Dubai Electricity & Water Authority PJSC (Utilities)	541,305
1,175,336	Dubai Investments PJSC (Capital Goods)	1,062,828
1,539,156	Dubai Islamic Bank PJSC (Banks)	3,981,513

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – (continued)
978,667	Emirates NBD Bank PJSC (Banks)	$7,487,317
142,156	First Abu Dhabi Bank PJSC (Banks)	674,816
63,602	Orascom Construction PLC (Capital Goods)	632,789

		25,212,777

United Kingdom – 0.2%
72,825	Anglogold Ashanti PLC (Materials)	4,993,160

United States – 0.6%
616,500	BeOne Medicines Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	14,822,092
6,962	Titan SA (Materials)	311,725

		15,133,817

TOTAL COMMON STOCKS (Cost $1,936,595,556)		2,624,178,076

Shares	Description	Rate	Value

Preferred Stocks – 0.7%

South Korea – 0.7%
10,701	Korea Investment Holdings Co. Ltd. (Financial Services)	3.31%	966,137
420,682	Mirae Asset Securities Co. Ltd., N.A. (Financial Services)	2.42	3,197,358
227,074	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1.80	13,400,763

TOTAL PREFERRED STOCKS (Cost $11,278,984)			17,564,258

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,947,874,540)			2,641,742,334

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
16,279,113	3.956%	$16,279,113
(Cost $16,279,113)

TOTAL INVESTMENTS – 98.7% (Cost $1,964,153,653)		$2,658,021,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		36,337,589

NET ASSETS – 100.0%		$2,694,359,036

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	30.2%
Financials	19.4
Consumer Discretionary	10.6
Industrials	10.4
Communication Services	10.2
Materials	8.8
Health Care	4.6
Energy	2.6
Utilities	1.7
Consumer Staples	0.8
Real Estate	0.1
Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)

Long position contracts:
MSCI Emerging Markets Index	553	12/19/25	$38,920,140	$1,308,348

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 97.0%

Australia – 6.8%
563,644	Bank of Queensland Ltd. (Banks)	$2,529,019
131,618	Bendigo & Adelaide Bank Ltd. (Banks)	1,088,741
560,808	BHP Group Ltd. (Materials)	15,987,644
955,967	Brambles Ltd. (Commercial & Professional Services)	15,534,060
247,067	Capricorn Metals Ltd. (Materials)*	2,080,344
890,744	Challenger Ltd. (Financial Services)	5,421,917
261,630	Commonwealth Bank of Australia (Banks)	29,356,217
2,719,185	Evolution Mining Ltd. (Materials)	19,242,493
4,758,656	Glencore PLC (Materials)*	22,796,698
126,726	HUB24 Ltd. (Financial Services)	9,443,126
16,298	JB Hi-Fi Ltd. (Consumer Discretionary Distribution & Retail)	1,114,887
28,464	Macquarie Group Ltd. (Financial Services)	4,059,954
1,989,082	Mirvac Group REIT (Equity Real Estate Investment Trusts (REITs))	2,994,420
1,192,699	Northern Star Resources Ltd. (Materials)	19,232,088
1,008,357	Orica Ltd. (Materials)	14,661,863
1,428,521	Perseus Mining Ltd. (Materials)	4,534,085
74,526	Pro Medicus Ltd. (Health Care Equipment & Services)	12,796,484
949,575	QBE Insurance Group Ltd. (Insurance)	12,320,339
1,712,078	Ramelius Resources Ltd. (Materials)	3,703,896
1,074,826	Regis Resources Ltd. (Materials)	4,512,127
16,206	Rio Tinto Ltd. (Materials)	1,407,108
468,701	Rio Tinto PLC ADR (Materials)	33,624,610
755,399	Sandfire Resources Ltd. (Materials)*	8,000,822
473,685	Service Stream Ltd. (Capital Goods)	702,737
392,609	Stockland REIT (Equity Real Estate Investment Trusts (REITs))	1,623,197
1,931,565	Suncorp Group Ltd. (Insurance)	24,795,329
241,028	Technology One Ltd. (Software & Services)	5,804,929
637,303	Telstra Group Ltd. (Telecommunication Services)	2,036,081
295,014	Wesfarmers Ltd. (Consumer Discretionary Distribution & Retail)	16,192,143
782,486	Westpac Banking Corp. (Banks)	19,800,413

		317,397,771

Shares	Description	Value

Common Stocks – (continued)

Austria – 0.4%
92,772	BAWAG Group AG (Banks)*(a)	$11,989,053
134,949	Raiffeisen Bank International AG (Banks)	5,030,925

		17,019,978

Belgium – 0.4%
23,479	Aedifica SA REIT (Equity Real Estate Investment Trusts (REITs))	1,714,635
9,167	KBC Ancora (Banks)	721,309
69,928	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	17,981,437

		20,417,381

China – 0.9%
756,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	3,886,137
915,000	BOC Hong Kong Holdings Ltd. (Banks)	4,496,054
1,267,500	Fosun International Ltd. (Capital Goods)	804,023
4,748,000	MMG Ltd. (Materials)*	4,213,627
7,994,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	6,929,614
308,720	Prosus NV (Consumer Discretionary Distribution & Retail)*	21,338,261
903,400	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	2,439,865

		44,107,581

Denmark – 1.3%
429,430	Danske Bank A/S (Banks)	19,192,617
7,161	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	2,042,517
583,200	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	28,711,936
4,162	Pandora A/S (Consumer Durables & Apparel)	556,912
3,465	Ringkjoebing Landbobank A/S (Banks)	783,630
34,273	Sydbank AS (Banks)	2,925,931
313,002	Vestas Wind Systems A/S (Capital Goods)	6,401,551

		60,615,094

Finland – 2.1%
9,346	Konecranes OYJ (Capital Goods)	922,522
2,085,237	Nokia OYJ (Technology Hardware & Equipment)	14,224,038
3,248,481	Nordea Bank Abp (Banks)	55,571,195
811,276	Sampo OYJ, Class A (Insurance)	9,042,753
594,232	Wartsila OYJ Abp (Capital Goods)	19,441,566

		99,202,074

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

France – 10.2%
279,102	Air Liquide SA (Materials)	$54,017,132
368,967	AXA SA (Insurance)	16,008,902
69,681	BNP Paribas SA (Banks)	5,397,355
26,958	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	861,185
277,893	Danone SA (Food, Beverage & Tobacco)	24,542,592
41,103	Dassault Aviation SA (Capital Goods)	13,245,252
396,255	Dassault Systemes (Software & Services)	11,276,533
9,109	Eiffage SA (Capital Goods)	1,120,862
1,738,033	Engie SA (Utilities)	40,692,524
101,686	EssilorLuxottica SA (Health Care Equipment & Services)	37,239,348
28,060	Gaztransport Et Technigaz SA (Energy)	5,556,723
16,740	Hermes International SCA (Consumer Durables & Apparel)	41,422,504
161,811	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	6,183,864
106,052	Legrand SA (Capital Goods)	18,313,888
55,462	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	39,201,852
16,351	Nexans SA (Capital Goods)	2,302,258
134,585	Safran SA (Capital Goods)	47,820,572
68,132	SPIE SA (Commercial & Professional Services)	3,467,400
96,129	Technip Energies NV (Energy)	3,906,115
99,872	Thales SA (Capital Goods)	28,478,810
725,655	TotalEnergies SE (Energy)	45,306,325
175,763	Unibail-Rodamco-Westfield REIT (Equity Real Estate Investment Trusts (REITs))*	18,174,477
367,683	Valeo SE (Automobiles & Components)	5,083,312
88,856	Vallourec SACA (Energy)	1,656,685

		471,276,470

Georgia – 0.0%
8,810	Lion Finance Group PLC (Banks)	927,464

Germany – 11.7%
207,765	Allianz SE (Insurance)	83,488,726
119,974	Aumovio SE (Automobiles & Components)*	5,158,147
421,525	Continental AG (Automobiles & Components)	32,209,553
1,272,204	Deutsche Bank AG (Financial Services)	45,545,185
137,482	Deutz AG (Capital Goods)	1,362,706
9,144	DWS Group GmbH & Co. KGaA (Financial Services)(a)	585,395
1,658,391	E.ON SE (Utilities)	30,856,677

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
26,127	Fresenius Medical Care AG (Health Care Equipment & Services)	$1,402,688
24,807	GEA Group AG (Capital Goods)	1,774,388
51,862	Heidelberg Materials AG (Materials)	12,167,024
37,125	Henkel AG & Co. KGaA (Household & Personal Products)	2,772,257
21,438	Hensoldt AG (Capital Goods)	2,285,242
1,056,097	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	41,919,577
71,991	Knorr-Bremse AG (Capital Goods)	6,698,626
212,855	Mercedes-Benz Group AG (Automobiles & Components)	13,811,014
68,694	MTU Aero Engines AG (Capital Goods)	30,021,038
35,207	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	21,782,370
22,976	Nemetschek SE (Software & Services)	2,654,891
311,168	Nordex SE (Capital Goods)*	9,189,031
10,320	Rheinmetall AG (Capital Goods)	20,286,906
96,503	SAP SE (Software & Services)	25,097,795
115,353	Scout24 SE (Media & Entertainment)(a)	13,340,153
303,039	Siemens AG (Capital Goods)	85,880,497
230,231	Siemens Energy AG (Capital Goods)*	28,683,424
390,217	Siemens Healthineers AG (Health Care Equipment & Services)(a)	21,871,667

		540,844,977

Hong Kong – 1.6%
678,400	AIA Group Ltd. (Insurance)	6,601,332
405,900	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	22,122,726
1,581,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	9,665,920
1,024,500	Johnson Electric Holdings Ltd. (Automobiles & Components)	4,807,260
163,000	Luk Fook Holdings International Ltd. (Consumer Discretionary Distribution & Retail)	521,148
1,134,297	Prudential PLC (Insurance)	15,775,922
1,636,000	Swire Properties Ltd. (Real Estate Management & Development)	4,456,915

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
11,959,500	WH Group Ltd. (Food, Beverage & Tobacco)(a)	$11,504,049

		75,455,272

Indonesia – 0.0%
19,100	Jardine Matheson Holdings Ltd. (Capital Goods)	1,121,448

Ireland – 0.1%
291,711	AIB Group PLC (Banks)	2,688,506
102,349	Bank of Ireland Group PLC (Banks)	1,675,759

		4,364,265

Israel – 0.0%
37,715	Plus500 Ltd. (Financial Services)	1,569,303

Italy – 1.6%
105,819	Avio SpA (Capital Goods)(b)	4,585,746
33,112	Azimut Holding SpA (Financial Services)	1,295,899
65,760	Banca Generali SpA (Financial Services)	3,724,385
801,675	Banca Mediolanum SpA (Financial Services)	16,117,266
713,928	Banca Monte dei Paschi di Siena SpA (Banks)	6,261,502
710,524	FinecoBank Banca Fineco SpA (Banks)	16,256,903
102,745	Leonardo SpA (Capital Goods)	6,044,974
2,768,372	Saipem SpA (Energy)	7,217,002
15,226	UniCredit SpA (Banks)	1,127,436
514,736	Unipol Assicurazioni SpA (Insurance)	11,269,292

		73,900,405

Ivory Coast (Cote D’Ivoire) – 0.2%
179,315	Endeavour Mining PLC (Materials)	7,257,481

Japan – 25.3%
305,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	45,702,426
431,500	AGC, Inc. (Capital Goods)	13,481,366
527,900	Aisin Corp. (Automobiles & Components)	9,486,467
129,200	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	1,627,392
742,200	ANA Holdings, Inc. (Transportation)	13,910,461
542,400	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	5,677,641
650,500	Canon, Inc. (Technology Hardware & Equipment)	18,680,955
206,500	Credit Saison Co. Ltd. (Financial Services)	5,030,447

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
229,000	Daifuku Co. Ltd. (Capital Goods)	$7,299,788
1,315,300	Dai-ichi Life Holdings, Inc. (Insurance)	9,232,089
214,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,131,169
763,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	25,887,100
1,434,400	Daiwa Securities Group, Inc. (Financial Services)	11,039,077
1,055,400	Electric Power Development Co. Ltd. (Utilities)	20,058,655
4,980,700	ENEOS Holdings, Inc. (Energy)	31,421,836
169,500	FANUC Corp. (Capital Goods)	5,656,460
316,700	Fuji Electric Co. Ltd. (Capital Goods)	22,619,145
557,500	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	12,921,005
67,600	Fujikura Ltd. (Capital Goods)	9,205,370
691,000	Fujitsu Ltd. (Software & Services)	18,007,775
72,200	Fukuoka Financial Group, Inc. (Banks)	2,098,159
26,100	Furukawa Electric Co. Ltd. (Capital Goods)	1,847,507
23,500	Glory Ltd. (Capital Goods)	561,518
205,600	Gunma Bank Ltd. (The) (Banks)	2,137,135
41,900	Haseko Corp. (Consumer Durables & Apparel)	676,643
37,200	Heiwa Corp. (Consumer Services)	483,577
65,800	Hitachi Ltd. (Capital Goods)	2,247,661
424,900	Honda Motor Co. Ltd. (Automobiles & Components)	4,294,569
34,200	Horiba Ltd. (Technology Hardware & Equipment)	3,177,459
94,500	Hulic Co. Ltd. (Real Estate Management & Development)	976,314
98,200	Hyakugo Bank Ltd. (The) (Banks)	609,002
40,000	Ibiden Co. Ltd. (Technology Hardware & Equipment)	3,764,985
216,500	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	3,397,771
925,300	Isuzu Motors Ltd. (Automobiles & Components)	11,353,694
416,700	Iyogin Holdings, Inc. (Banks)	6,511,309
72,700	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	908,314
1,240,600	Japan Post Bank Co. Ltd. (Banks)	13,901,021
2,983,700	Japan Post Holdings Co. Ltd. (Insurance)	27,960,423

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,700,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	$59,240,320
601,900	JX Advanced Metals Corp. (Materials)	7,998,232
1,489,900	KDDI Corp. (Telecommunication Services)	23,749,547
333,200	Kinden Corp. (Capital Goods)	13,347,049
82,300	Konami Group Corp. (Media & Entertainment)	13,705,847
82,800	K’s Holdings Corp. (Consumer Discretionary Distribution & Retail)	820,820
56,800	Kumagai Gumi Co. Ltd. (Capital Goods)	515,721
1,173,500	Kyocera Corp. (Technology Hardware & Equipment)	15,571,648
132,800	Kyushu Electric Power Co., Inc. (Utilities)	1,303,335
326,000	Kyushu Railway Co. (Transportation)	8,267,631
335,300	LY Corp. (Media & Entertainment)	985,285
73,300	Mabuchi Motor Co. Ltd. (Capital Goods)	1,294,919
16,200	Meiko Electronics Co. Ltd. (Technology Hardware & Equipment)	1,065,449
352,000	Mitsubishi Chemical Group Corp. (Materials)	1,838,700
157,100	Mitsubishi Corp. (Capital Goods)	3,772,388
1,471,000	Mitsubishi Electric Corp. (Capital Goods)	41,765,525
361,600	Mitsubishi Heavy Industries Ltd. (Capital Goods)	10,916,590
1,503,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	22,710,790
260,800	Mitsui E&S Co. Ltd. (Capital Goods)	10,602,828
405,600	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	4,223,271
111,200	Mizuho Financial Group, Inc. (Banks)	3,724,697
166,900	Modec, Inc. (Energy)	10,826,659
243,700	Monex Group, Inc. (Financial Services)	1,119,471
322,800	Nabtesco Corp. (Capital Goods)	8,086,029
1,298,900	NGK Insulators Ltd. (Capital Goods)	21,914,471
66,600	NIDEC Corp. (Capital Goods)	810,308
141,800	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	4,773,958
20,200	Nishimatsu Construction Co. Ltd. (Capital Goods)	693,867
1,469,600	Nomura Holdings, Inc. (Financial Services)	10,487,218

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
457,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	$2,613,296
213,200	Nomura Research Institute Ltd. (Software & Services)	8,232,310
344,900	North Pacific Bank Ltd. (Banks)	1,615,285
1,001,900	NTN Corp. (Capital Goods)	2,236,797
17,623,100	NTT, Inc. (Telecommunication Services)	18,138,643
19,900	Ogaki Kyoritsu Bank Ltd. (The) (Banks)	476,369
332,800	ORIX Corp. (Financial Services)	8,140,970
98,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,333,553
1,246,700	Panasonic Holdings Corp. (Consumer Durables & Apparel)	14,485,699
1,224,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	15,124,523
138,400	Ricoh Co. Ltd. (Technology Hardware & Equipment)	1,187,304
91,800	SBI Holdings, Inc. (Financial Services)	4,102,272
180,100	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,073,068
38,500	Shinmaywa Industries Ltd. (Capital Goods)	500,692
677,100	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,356,731
18,000	Sinfonia Technology Co. Ltd. (Capital Goods)	1,238,887
103,400	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	1,017,454
14,752,700	SoftBank Corp. (Telecommunication Services)	20,963,571
121,600	SoftBank Group Corp. (Telecommunication Services)	21,336,991
1,294,400	Sony Group Corp. (Consumer Durables & Apparel)	36,048,506
85,200	Sugi Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	1,839,891
380,300	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	3,875,569
112,800	Sumitomo Corp. (Capital Goods)	3,281,459
1,316,800	Sumitomo Electric Industries Ltd. (Automobiles & Components)	48,007,128
1,378,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	37,326,660
24,300	SWCC Corp. (Capital Goods)	1,180,635

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
130,700	Taiheiyo Cement Corp. (Materials)	$3,546,087
2,008,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	54,209,811
970,700	TDK Corp. (Technology Hardware & Equipment)	16,960,283
164,400	Tohoku Electric Power Co., Inc. (Utilities)	1,124,861
107,200	Tokai Carbon Co. Ltd. (Materials)	718,113
132,800	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	492,073
16,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,615,714
103,300	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,106,374
1,743,700	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	14,051,943
271,300	TOPPAN Holdings, Inc. (Commercial & Professional Services)	6,635,413
606,200	Tosoh Corp. (Materials)	8,642,930
976,600	Toyota Motor Corp. (Automobiles & Components)	19,910,078
53,400	TRE Holdings Corp. (Commercial & Professional Services)	535,092
119,100	Trend Micro, Inc. (Software & Services)	6,077,965
53,600	Tsugami Corp. (Capital Goods)	950,016
839,100	Tsuruha Holdings, Inc. (Consumer Staples Distribution & Retail)(b)	14,575,762
99,400	UBE Corp. (Materials)	1,461,281
95,900	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	4,349,960
32,000	Ushio, Inc. (Capital Goods)	530,551
678,100	West Japan Railway Co. (Transportation)	13,936,405
381,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	2,749,338
71,800	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,127,137
235,200	Yokogawa Electric Corp. (Technology Hardware & Equipment)	7,035,881
880,400	Yokohama Financial Group, Inc. (Banks)	6,395,436

		1,169,589,025

Shares	Description	Value

Common Stocks – (continued)

Luxembourg – 0.2%
121,017	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	$8,535,274

Netherlands – 3.3%
1,490	Adyen NV (Financial Services)*(a)	2,553,093
7,996	ASM International NV (Semiconductors & Semiconductor Equipment)	5,188,166
110,635	ASML Holding NV (Semiconductors & Semiconductor Equipment)	116,975,534
34,359	ASR Nederland NV (Insurance)	2,293,075
43,464	EXOR NV (Financial Services)	3,766,592
137,074	Fugro NV (Capital Goods)	1,399,841
322,665	ING Groep NV (Banks)	8,056,846
90,737	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	3,713,922
82,146	Koninklijke BAM Groep NV (Capital Goods)	762,553
523,864	Koninklijke KPN NV (Telecommunication Services)	2,424,163
238,291	SBM Offshore NV (Energy)	6,161,980

		153,295,765

New Zealand – 0.1%
152,079	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	3,228,710

Nigeria – 0.1%
845,268	Airtel Africa PLC (Telecommunication Services)(a)	3,073,972

Norway – 0.4%
89,372	DNB Bank ASA (Banks)	2,281,259
472,328	Kongsberg Gruppen ASA (Capital Goods)	12,079,529
228,247	Orkla ASA (Food, Beverage & Tobacco)	2,318,148

		16,678,936

Portugal – 0.3%
11,258,458	Banco Comercial Portugues SA, Class R (Banks)	9,937,879
510,426	EDP SA (Utilities)	2,537,403

		12,475,282

Singapore – 1.2%
83,600	DBS Group Holdings Ltd. (Banks)	3,461,252
663,000	Keppel Ltd. (Capital Goods)	5,184,894
1,338,900	Oversea-Chinese Banking Corp. Ltd. (Banks)	17,514,688
334,800	Singapore Exchange Ltd. (Financial Services)	4,344,215

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
2,318,400	Singapore Technologies Engineering Ltd. (Capital Goods)	$15,104,519
1,047,600	Singapore Telecommunications Ltd. (Telecommunication Services)	3,419,420
252,500	United Overseas Bank Ltd. (Banks)	6,715,861
46,900	Venture Corp. Ltd. (Technology Hardware & Equipment)	536,714

		56,281,563

South Africa – 0.4%
441,146	Anglo American PLC (Materials)	16,689,745

Spain – 2.5%
145,640	Aena SME SA (Transportation)(a)	3,955,758
1,299,262	Banco Bilbao Vizcaya Argentaria SA (Banks)(b)	26,175,062
3,202,293	Banco Santander SA (Banks)(b)	32,631,995
1,747,361	CaixaBank SA (Banks)	18,469,176
656,842	Iberdrola SA (Utilities)	13,311,730
210,606	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)(b)	11,629,756
234,834	Mapfre SA (Insurance)	1,037,107
69,453	Solaria Energia y Medio Ambiente SA (Utilities)*	1,201,045
2,936,666	Unicaja Banco SA (Banks)(a)	7,928,450

		116,340,079

Sweden – 2.5%
281,548	Boliden AB (Materials)*	12,625,305
42,310	Epiroc AB, Class B (Capital Goods)	789,614
94,275	Evolution AB (Consumer Services)(a)	6,281,315
520,903	Investor AB, Class B (Financial Services)	17,151,695
83,375	Saab AB, Class B (Capital Goods)	4,587,833
439,300	Sandvik AB (Capital Goods)	13,284,202
403,499	SKF AB, Class B (Capital Goods)	10,342,500
167,457	SSAB AB, Class B (Materials)	1,036,876
1,323,250	Svenska Handelsbanken AB, Class A (Banks)	17,267,534
297,574	Swedbank AB, Class A (Banks)	9,034,586
2,487,492	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	25,237,765

		117,639,225

Switzerland – 4.1%
988,305	ABB Ltd. (Capital Goods)	73,478,052
98,427	Accelleron Industries AG (Capital Goods)	8,068,154

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
2,243	Allreal Holding AG (Real Estate Management & Development)	$536,096
1,034	Burckhardt Compression Holding AG (Capital Goods)	715,162
49,932	Cie Financiere Richemont SA (Consumer Durables & Apparel)	9,876,835
46,834	Schindler Holding AG Participation Certificates (Capital Goods)	16,682,285
152,042	SGS SA (Commercial & Professional Services)	17,145,757
74,173	Sonova Holding AG (Health Care Equipment & Services)	20,232,184
1,110,362	UBS Group AG (Financial Services)	42,488,371

		189,222,896

United Kingdom – 10.0%
100,386	Associated British Foods PLC (Food, Beverage & Tobacco)	3,029,307
718,268	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	59,185,283
632,173	Aviva PLC (Insurance)	5,556,362
583,336	Babcock International Group PLC (Capital Goods)	9,315,325
509,057	BAE Systems PLC (Capital Goods)	12,539,862
638,242	Beazley PLC (Insurance)	7,808,135
94,951	British American Tobacco PLC (Food, Beverage & Tobacco)	4,862,973
72,481	Burberry Group PLC (Consumer Durables & Apparel)*	1,179,823
83,629	Compass Group PLC (Consumer Services)	2,768,110
458,261	Convatec Group PLC (Health Care Equipment & Services)(a)	1,471,746
408,465	Currys PLC (Consumer Discretionary Distribution & Retail)	753,924
36,602	DCC PLC (Capital Goods)	2,411,308
1,412,915	easyJet PLC (Transportation)	8,995,756
45,901	Halma PLC (Technology Hardware & Equipment)	2,138,918
148,965	Hiscox Ltd. (Insurance)	2,693,034
3,520,787	HSBC Holdings PLC (Banks)	49,289,140
100,055	IG Group Holdings PLC (Financial Services)	1,464,565
1,263,150	Imperial Brands PLC (Food, Beverage & Tobacco)	50,190,477
115,710	InterContinental Hotels Group PLC (Consumer Services)	13,957,797
179,649	Intertek Group PLC (Commercial & Professional Services)	11,966,091
547,451	Investec PLC (Financial Services)	4,122,115

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
1,189,802	ITV PLC (Media & Entertainment)	$1,089,095
78,188	JET2 PLC (Transportation)	1,365,391
1,516,442	Kingfisher PLC (Consumer Discretionary Distribution & Retail)	6,150,064
100,557	Lancashire Holdings Ltd. (Insurance)	883,015
40,453,661	Lloyds Banking Group PLC (Banks)	47,431,525
964,361	Man Group PLC (Financial Services)	2,664,352
963,409	National Grid PLC (Utilities)	14,445,478
2,562,173	NatWest Group PLC (Banks)	19,724,954
111,571	Next PLC (Consumer Discretionary Distribution & Retail)	20,963,125
166,145	Playtech PLC (Consumer Services)	575,128
95,880	QinetiQ Group PLC (Capital Goods)	605,452
229,337	RELX PLC (Commercial & Professional Services)	10,135,880
2,112,735	Rolls-Royce Holdings PLC (Capital Goods)	32,512,510
96,831	RS GROUP PLC (Capital Goods)	708,696
407,851	Smiths Group PLC (Capital Goods)	13,505,619
3,027,806	Tesco PLC (Consumer Staples Distribution & Retail)	18,271,842
1,046,649	Vodafone Group PLC ADR (Telecommunication Services)	12,612,120

		459,344,297

United States – 9.3%
160,879	Alcon AG (Health Care Equipment & Services)	11,991,118
706,206	BP PLC ADR (Energy)	24,809,017
261,293	Carnival PLC ADR (Consumer Services)*	6,796,231
38,179	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,449,242
9,740	Experian PLC (Commercial & Professional Services)	454,325
556,424	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	26,074,029
351,374	Holcim AG (Materials)*	31,237,583
868,068	Nestle SA (Food, Beverage & Tobacco)	82,942,561
628,424	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	77,774,804
60,397	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)	2,842,893
250,496	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	81,140,772

Shares	Description		Value

Common Stocks – (continued)

United States – (continued)
639,877	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)		$64,731,819
46,240	Shell PLC (Energy)		1,736,112
20,283	Spotify Technology SA (Media & Entertainment)*		13,291,855
295,687	Tenaris SA (Energy)		5,876,747

			436,149,108

TOTAL COMMON STOCKS (Cost $3,937,037,118)			4,494,020,841

Shares	Description	Rate	Value

Preferred Stock – 0.1%

Germany – 0.1%
11,389	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)
(Cost $3,174,971)		0.32%	3,133,434

Shares	Dividend Rate		Value

Investment Company – 0.3%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
12,570,434	3.956%		12,570,434
(Cost $12,570,434)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,952,782,523)			4,509,724,709

Securities Lending Reinvestment Vehicle – 1.5%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
71,110,840	3.956%		71,110,840
(Cost $71,110,840)

TOTAL INVESTMENTS – 98.9% (Cost $4,023,893,363)			$4,580,835,549

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			49,332,576

NET ASSETS – 100.0%			$4,630,168,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Investment Abbreviations: ADR —American Depositary Receipt
PLC —Public Limited Company REIT —Real Estate Investment Trust

Sector Name	% of Market Value

Financials	22.9%
Industrials	19.1
Health Care	12.4
Information Technology	10.3
Consumer Discretionary	9.2
Materials	6.8
Consumer Staples	6.1
Communication Services	3.3
Energy	3.2
Utilities	2.7
Real Estate	2.1
Investment Company	0.3
Securities Lending Reinvestment Vehicle	1.6

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	673	12/19/25	$43,976,357	$988,975
FTSE 100 Index	124	12/19/25	15,876,134	507,773
Hang Seng Index	23	11/27/25	3,834,098	(53,661)
MSCI Singapore Index	38	11/27/25	1,302,382	3,545
SPI 200 Index	47	12/18/25	6,836,193	(28,579)
TOPIX Index	107	12/11/25	23,148,271	1,213,342

Total Futures Contracts				$2,631,395

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 97.1%

Australia – 11.3%
6,759,955	AMP Ltd. (Financial Services)	$7,886,846
1,628,253	Austal Ltd. (Capital Goods)*	7,219,924
1,994,172	Capricorn Metals Ltd. (Materials)*	16,791,248
104,165	Catalyst Metals Ltd. (Materials)*	460,747
2,243,708	Challenger Ltd. (Financial Services)	13,657,346
4,061,669	Charter Hall Group REIT (Equity Real Estate Investment Trusts (REITs))	59,652,606
8,045,404	Charter Hall Retail REIT (Equity Real Estate Investment Trusts (REITs))	21,682,019
576,760	Codan Ltd. (Technology Hardware & Equipment)	13,658,247
486,579	Deep Yellow Ltd. (Energy)*	570,257
891,356	Develop Global Ltd. (Materials)*	2,069,612
457,658	Dexus REIT (Equity Real Estate Investment Trusts (REITs))	2,182,010
397,668	Downer EDI Ltd. (Commercial & Professional Services)	2,008,632
262,412	Emerald Resources NL (Materials)*	814,926
151,274	Genesis Minerals Ltd. (Materials)*	575,537
1,085,626	Greatland Resources Ltd. (Materials)*	5,241,242
511,534	Harvey Norman Holdings Ltd. (Consumer Discretionary Distribution & Retail)	2,417,559
472,912	HUB24 Ltd. (Financial Services)	35,239,552
211,477	JB Hi-Fi Ltd. (Consumer Discretionary Distribution & Retail)	14,466,377
47,024	Lynas Rare Earths Ltd. (Materials)*	468,800
31,629,134	Mirvac Group REIT (Equity Real Estate Investment Trusts (REITs))	47,615,391
22,960	Neuren Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	325,917
1,347,973	New Hope Corp. Ltd. (Energy)	3,658,391
3,186,841	Orica Ltd. (Materials)	46,337,781
172,791	Pantoro Gold Ltd. (Materials)*	577,073
7,849,037	Perenti Ltd. (Materials)	13,901,827
19,685,639	Perseus Mining Ltd. (Materials)	62,481,658
286,844	Premier Investments Ltd. (Consumer Discretionary Distribution & Retail)	3,339,093
16,485,497	Ramelius Resources Ltd. (Materials)	35,664,590
384,188	Regis Healthcare Ltd. (Health Care Equipment & Services)	1,862,052

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
10,722,926	Regis Resources Ltd. (Materials)	$45,014,918
5,442,606	Sandfire Resources Ltd. (Materials)*	57,645,456
2,781,086	Service Stream Ltd. (Capital Goods)	4,125,892
173,503	Superloop Ltd. (Telecommunication Services)*	353,978
2,304,798	Technology One Ltd. (Software & Services)	55,508,857
635,599	Temple & Webster Group Ltd. (Consumer Discretionary Distribution & Retail)*	9,878,324
20,636,928	Vault Minerals Ltd. (Materials)*	9,811,081
5,023,026	Ventia Services Group Pty Ltd. (Capital Goods)	18,814,063
1,067,310	Waypoint REIT Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	1,851,028
4,885,744	West African Resources Ltd. (Materials)*(a)	9,718,099
2,892,927	Westgold Resources Ltd. (Materials)	10,026,327
80,848	Worley Ltd. (Capital Goods)	755,040

		646,330,323

Austria – 1.0%
385,799	ams-OSRAM AG (Semiconductors & Semiconductor Equipment)*	5,338,486
139,747	BAWAG Group AG (Banks)*(b)	18,059,697
52,959	Porr AG (Capital Goods)	1,680,785
98,951	Raiffeisen Bank International AG (Banks)	3,688,913
747,678	voestalpine AG (Materials)	26,621,846
112,760	Wienerberger AG (Materials)	3,347,243

		58,736,970

Belgium – 0.8%
440,751	Aedifica SA REIT (Equity Real Estate Investment Trusts (REITs))	32,187,365
169,220	Colruyt Group NV (Consumer Staples Distribution & Retail)	6,319,699
57,211	KBC Ancora (Banks)	4,501,669
57,079	Warehouses De Pauw CVA REIT (Equity Real Estate Investment Trusts (REITs))	1,449,505

		44,458,238

China – 0.1%
645,500	CARsgen Therapeutics Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	1,368,181
2,604,000	VSTECS Holdings Ltd. (Technology Hardware & Equipment)	3,224,141

		4,592,322

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Denmark – 1.5%
28,681	Chemometec A/S (Pharmaceuticals, Biotechnology & Life Sciences)	$3,505,122
8,788	Jyske Bank A/S (Banks)	1,032,918
53,948	Ringkjoebing Landbobank A/S (Banks)	12,200,655
562,269	Sydbank AS (Banks)	48,001,637
255,735	Zealand Pharma A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	20,247,707

		84,988,039

Finland – 1.7%
442,502	Hiab OYJ, Class B (Capital Goods)	24,505,905
267,656	Kalmar OYJ, Class B (Capital Goods)	11,088,949
606,302	Konecranes OYJ (Capital Goods)	59,846,682

		95,441,536

France – 5.0%
413,161	Coface SA (Insurance)	7,276,712
87,650	Exosens SAS (Capital Goods)	4,923,770
535,574	Forvia SE (Automobiles & Components)*	6,858,337
256,602	Gaztransport Et Technigaz SA (Energy)	50,814,905
33,618	IPSOS SA (Media & Entertainment)	1,288,627
253,489	Mercialys SA REIT (Equity Real Estate Investment Trusts (REITs))	3,092,978
403,640	Nexans SA (Capital Goods)	56,833,430
50,775	Rubis SCA (Utilities)	1,843,742
3,942	Sopra Steria Group (Software & Services)	613,558
1,129,046	SPIE SA (Commercial & Professional Services)	57,459,843
672,218	Technip Energies NV (Energy)	27,314,969
3,352,490	Valeo SE (Automobiles & Components)	46,349,036
994,977	Vallourec SACA (Energy)	18,550,947
1,351,848	Vivendi SE (Media & Entertainment)*	4,869,321

		288,090,175

Georgia – 0.6%
228,006	Lion Finance Group PLC (Banks)	24,003,097
147,062	TBC Bank Group PLC (Banks)	8,425,505

		32,428,602

Germany – 4.2%
2,386,333	Aroundtown SA (Real Estate Management & Development)*	8,527,497
226,190	Aumovio SE (Automobiles & Components)*	9,724,784
250,542	Aurubis AG (Materials)(c)	32,667,407

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
281,863	Bilfinger SE (Commercial & Professional Services)	$30,410,950
2,697,704	Deutz AG (Capital Goods)	26,739,337
32,966	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	3,117,566
21,045	Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*	171,388
563,310	Jenoptik AG (Technology Hardware & Equipment)	12,722,913
16,556	Krones AG (Capital Goods)	2,404,736
82,092	Montana Aerospace AG (Capital Goods)*(b)	3,254,697
1,973,353	Nordex SE (Capital Goods)*	58,274,633
439,197	RENK Group AG (Capital Goods)	33,438,837
46,875	SMA Solar Technology AG (Capital Goods)*	1,405,849
1,182,503	thyssenkrupp AG (Materials)	12,391,866
46,482	Tkms AG& Co. KGaA (Aerospace/Defense)*	4,379,961

		239,632,421

Hong Kong – 1.8%
168,000	DFI Retail Group Holdings Ltd. (Consumer Staples Distribution & Retail)	589,434
565,000	Hang Lung Group Ltd. (Real Estate Management & Development)	1,075,134
2,842,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	5,887,933
11,615,000	Johnson Electric Holdings Ltd. (Automobiles & Components)	54,501,045
7,054,500	Kerry Properties Ltd. (Real Estate Management & Development)	17,780,639
6,413,000	Luk Fook Holdings International Ltd. (Consumer Discretionary Distribution & Retail)	20,503,821
3,178,000	PAX Global Technology Ltd. (Technology Hardware & Equipment)	2,179,864

		102,517,870

Indonesia – 0.2%
9,760,000	First Pacific Co. Ltd. (Food, Beverage & Tobacco)	7,880,324
1,871,000	First Resources Ltd. (Food, Beverage & Tobacco)	2,818,618

		10,698,942

Israel – 4.1%
183,808	Airport City Ltd. (Real Estate Management & Development)*	3,633,189

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
495,905	Alony Hetz Properties & Investments Ltd. (Real Estate Management & Development)	$6,080,024
604,625	Amot Investments Ltd. (Real Estate Management & Development)	4,773,482
3,361	Bet Shemesh Engines Holdings 1997 Ltd. (Capital Goods)*	693,032
13,593,303	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	27,843,179
26,189	Big Shopping Centers Ltd. (Real Estate Management & Development)	5,858,708
2,113	Camtek Ltd. (Semiconductors & Semiconductor Equipment)*	264,060
4,276	Delek Group Ltd. (Energy)	1,124,233
175,957	El Al Israel Airlines (Transportation)*	731,173
6,883	Elco Ltd. (Capital Goods)	370,543
266,894	Enlight Renewable Energy Ltd. (Utilities)*	9,277,145
17,665	Fattal Holdings 1998 Ltd. (Consumer Services)*	3,206,304
285,705	First International Bank Of Israel Ltd. (The) (Banks)	20,548,492
16,593	Fox Wizel Ltd. (Consumer Discretionary Distribution & Retail)	1,911,723
209,250	G City Ltd. (Real Estate Management & Development)	712,650
839,894	Harel Insurance Investments & Financial Services Ltd. (Insurance)	29,273,016
10,621	Israel Corp. Ltd. (Materials)	3,760,400
38,878	Melisron Ltd. (Real Estate Management & Development)	5,060,558
149,127	Migdal Insurance & Financial Holdings Ltd. (Insurance)	535,142
2,388,273	Mivne Real Estate KD Ltd. (Real Estate Management & Development)	10,544,838
66,712	Next Vision Stabilized Systems Ltd. (Technology Hardware & Equipment)	2,928,913
59,750	Partner Communications Co. Ltd. (Telecommunication Services)	593,255
1,057,733	Plus500 Ltd. (Financial Services)	44,011,753
1,457,417	Shufersal Ltd. (Consumer Staples Distribution & Retail)	18,112,731
46,813	Strauss Group Ltd. (Food, Beverage & Tobacco)	1,318,239
43,428	Tel Aviv Stock Exchange Ltd. (Financial Services)	1,010,961

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
319,017	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)*	$26,368,162
7,176	YH Dimri Construction & Development Ltd. (Real Estate Management & Development)	865,879

		231,411,784

Italy – 3.7%
437,711	Azimut Holding SpA (Financial Services)	17,130,617
689,565	Banca Generali SpA (Financial Services)	39,054,224
682,019	De’ Longhi SpA (Consumer Durables & Apparel)	24,893,723
368,878	DiaSorin SpA (Health Care Equipment & Services)	32,672,682
202,117	Enav SpA (Transportation)(b)	1,056,087
275,861	Fincantieri SpA (Capital Goods)*	7,097,448
1,580,196	Pirelli & C SpA (Automobiles & Components)(b)	11,093,058
235,854	Reply SpA (Software & Services)	33,100,927
16,321,377	Saipem SpA (Energy)(c)	42,548,978
171,083	Technogym SpA (Consumer Durables & Apparel)(b)	3,098,838

		211,746,582

Ivory Coast (Cote D’Ivoire) – 0.6%
896,410	Endeavour Mining PLC (Materials)	36,280,729

Japan – 35.6%
3,844,400	Acom Co. Ltd. (Financial Services)	10,959,518
383,800	ADEKA Corp. (Materials)	8,696,060
883	AEON REIT Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	747,571
80,300	Aichi Steel Corp. (Materials)	1,382,512
772,600	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	9,731,600
614,400	Azbil Corp. (Technology Hardware & Equipment)	6,056,381
937,300	Bic Camera, Inc. (Consumer Discretionary Distribution & Retail)	9,448,391
115,100	BIPROGY, Inc. (Software & Services)	4,649,052
321,800	Brother Industries Ltd. (Technology Hardware & Equipment)	5,477,270
885,600	Chugin Financial Group, Inc. (Banks)	12,349,603
1,036,100	Credit Saison Co. Ltd. (Financial Services)	25,239,932

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
15,200	Cybozu, Inc. (Software & Services)	$302,459
14,500	Dai-Dan Co. Ltd. (Capital Goods)	642,527
88,800	Daido Steel Co. Ltd. (Materials)	840,216
124,100	Daihen Corp. (Capital Goods)	8,120,626
104,500	Dowa Holdings Co. Ltd. (Materials)	3,789,090
190,300	DTS Corp. (Software & Services)	1,585,349
673,200	EDION Corp. (Consumer Discretionary Distribution & Retail)	8,855,577
863,000	Electric Power Development Co. Ltd. (Utilities)	16,401,951
577,600	EXEO Group, Inc. (Capital Goods)	8,330,591
122,700	Ferrotec Corp. (Semiconductors & Semiconductor Equipment)	4,022,202
48,000	Food & Life Cos. Ltd. (Consumer Services)	2,341,122
445,900	Fuji Corp. (Capital Goods)	8,653,493
234,500	Fujita Kanko, Inc. (Consumer Services)	16,976,687
292,500	Furukawa Electric Co. Ltd. (Capital Goods)	20,704,822
649	Global One Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	596,716
629,300	Glory Ltd. (Capital Goods)	15,036,743
7,881	GLP J REIT (Equity Real Estate Investment Trusts (REITs))	7,144,090
242,300	GMO internet group, Inc. (Software & Services)	5,426,856
86,400	GS Yuasa Corp. (Automobiles & Components)	2,412,683
583,500	Gunma Bank Ltd. (The) (Banks)	6,065,265
95,300	Gunze Ltd. (Consumer Durables & Apparel)	2,347,497
632,000	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	8,550,467
285,100	Hakuhodo DY Holdings, Inc. (Media & Entertainment)	2,063,656
10,100	Happinet Corp. (Consumer Discretionary Distribution & Retail)	411,411
549,500	Haseko Corp. (Consumer Durables & Apparel)	8,873,872
475,600	Heiwa Corp. (Consumer Services)	6,182,500
48,800	Heiwa Real Estate Co. Ltd. (Real Estate Management & Development)	714,218
171,000	Hirogin Holdings, Inc. (Banks)	1,597,625
579,500	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	15,063,348

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
162,800	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	$5,298,648
63,900	Hokuriku Electric Power Co. (Utilities)	355,378
190,800	Horiba Ltd. (Technology Hardware & Equipment)	17,726,879
234,300	Hosiden Corp. (Technology Hardware & Equipment)	3,734,998
498,300	Ibiden Co. Ltd. (Technology Hardware & Equipment)	46,902,299
917,700	Iino Kaiun Kaisha Ltd. (Transportation)	7,484,847
8,835	Industrial & Infrastructure Fund Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	8,208,633
1,775,400	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	27,863,293
459,100	Iyogin Holdings, Inc. (Banks)	7,173,847
485,600	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	7,252,366
965,100	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,057,962
2,841	Japan Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	2,343,181
4,260,600	JX Advanced Metals Corp. (Materials)	56,616,161
94,700	Kanematsu Corp. (Capital Goods)	1,917,283
41,791	KDX Realty Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	46,269,136
22,200	Keihan Holdings Co. Ltd. (Capital Goods)	449,758
1,090,800	Kinden Corp. (Capital Goods)	43,694,359
73,100	Kitz Corp. (Capital Goods)	819,494
186,900	Koito Manufacturing Co. Ltd. (Automobiles & Components)	2,782,982
3,101,000	Konica Minolta, Inc. (Technology Hardware & Equipment)	10,648,666
2,353,700	K’s Holdings Corp. (Consumer Discretionary Distribution & Retail)	23,332,897
1,091,200	Kumagai Gumi Co. Ltd. (Capital Goods)	9,907,653
443,500	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	7,421,807
1,405,100	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	27,345,884
2,139,900	Kyushu Electric Power Co., Inc. (Utilities)	21,001,555
1,504,800	Kyushu Railway Co. (Transportation)	38,162,979

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,611	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	$10,274,519
195,400	Lion Corp. (Household & Personal Products)	1,925,476
1,058,500	Mabuchi Motor Co. Ltd. (Capital Goods)	18,699,472
145,100	Maruichi Steel Tube Ltd. (Materials)	1,226,864
660,500	Medipal Holdings Corp. (Health Care Equipment & Services)	10,746,611
126,900	Meiko Electronics Co. Ltd. (Technology Hardware & Equipment)	8,346,017
2,529	Mitsubishi Estate Logistics Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	2,026,162
5,200	Mitsubishi Research Institute, Inc. (Software & Services)	164,404
106,200	Mitsui Chemicals, Inc. (Materials)	2,507,271
1,625,900	Mitsui E&S Co. Ltd. (Capital Goods)	66,100,991
13,590	Mitsui Fudosan Logistics Park, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	9,850,944
33,900	Mitsui Kinzoku Co. Ltd. (Materials)	3,452,970
444,200	MIXI, Inc. (Media & Entertainment)	8,963,838
868,100	Modec, Inc. (Energy)	56,312,900
1,510,900	Monex Group, Inc. (Financial Services)	6,940,536
1,632,700	Nabtesco Corp. (Capital Goods)	40,898,574
3,580,000	NGK Insulators Ltd. (Capital Goods)	60,400,189
15,200	NH Foods Ltd. (Food, Beverage & Tobacco)	561,378
183,700	NHK Spring Co. Ltd. (Automobiles & Components)	3,443,985
35,100	Nihon Kohden Corp. (Health Care Equipment & Services)	405,651
519,100	Nippn Corp. (Food, Beverage & Tobacco)	7,380,064
1,466,600	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	49,375,793
97,900	NIPPON EXPRESS HOLDINGS, Inc. (Transportation)	2,082,852
597,300	Nippon Light Metal Holdings Co. Ltd. (Materials)	8,698,056
477,500	Nippon Television Holdings, Inc. (Media & Entertainment)	11,585,333
174,900	Nipro Corp. (Health Care Equipment & Services)	1,707,260

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
396,800	Nishimatsu Construction Co. Ltd. (Capital Goods)	$13,630,027
230,800	Nishi-Nippon Financial Holdings, Inc. (Banks)	3,943,975
12,500	Nitto Kogyo Corp. (Capital Goods)	299,342
1,485,400	Nojima Corp. (Consumer Discretionary Distribution & Retail)	10,967,943
1,068,400	NOK Corp. (Automobiles & Components)	18,971,079
4,503,300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	25,717,782
37,910	Nomura Real Estate Master Fund, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	40,449,746
32,200	NS Solutions Corp. (Software & Services)	811,338
651,900	NS United Kaiun Kaisha Ltd. (Transportation)(c)	23,306,229
9,041,100	NTN Corp. (Capital Goods)	20,184,753
598,800	Okamura Corp. (Commercial & Professional Services)	8,759,859
1,842,300	Okasan Securities Group, Inc. (Financial Services)	8,256,252
2,266,800	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	27,082,275
329,600	Orient Corp. (Financial Services)	2,059,933
343,000	Pigeon Corp. (Household & Personal Products)	3,879,873
501,600	Resorttrust, Inc. (Consumer Services)	5,910,956
890,900	Ricoh Co. Ltd. (Technology Hardware & Equipment)	7,642,840
869,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	13,917,497
396,600	Rorze Corp. (Semiconductors & Semiconductor Equipment)	5,522,814
37,000	Sakata Seed Corp. (Food, Beverage & Tobacco)	948,057
52,000	San-In Godo Bank Ltd. (The) (Banks)	457,219
53,100	Sanki Engineering Co. Ltd. (Capital Goods)	1,824,836
2,784,500	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	33,253,231
50,100	Seiko Epson Corp. (Technology Hardware & Equipment)	634,798
166,400	Seiko Group Corp. (Consumer Durables & Apparel)	7,641,729
271,800	Seino Holdings Co. Ltd. (Transportation)	3,841,066

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,365	Sekisui House Reit, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	$4,819,875
962,800	Sharp Corp. (Consumer Durables & Apparel)*	5,344,660
758,000	Shikoku Electric Power Co., Inc. (Utilities)	6,767,709
10,800	Shimamura Co. Ltd. (Consumer Discretionary Distribution & Retail)	696,273
561,900	Shinmaywa Industries Ltd. (Capital Goods)	7,307,495
7,300	Shochiku Co. Ltd. (Media & Entertainment)	587,188
13,400	Simplex Holdings, Inc. (Software & Services)	373,641
65,100	Sinfonia Technology Co. Ltd. (Capital Goods)	4,480,643
3,843,500	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	37,819,956
255,000	Socionext, Inc. (Semiconductors & Semiconductor Equipment)	5,738,661
1,383,200	Sugi Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	29,870,155
3,614,100	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	36,830,642
203,800	Sumitomo Heavy Industries Ltd. (Capital Goods)	5,448,912
701,100	Sumitomo Osaka Cement Co. Ltd. (Materials)	17,513,620
336,600	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,669,602
18,500	Sumitomo Riko Co. Ltd. (Automobiles & Components)	313,069
597,300	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	6,995,230
853,800	Sundrug Co. Ltd. (Consumer Staples Distribution & Retail)	23,047,226
122,900	SWCC Corp. (Capital Goods)	5,971,196
1,134,900	Taiheiyo Cement Corp. (Materials)	30,791,536
153,900	Taikisha Ltd. (Capital Goods)	3,046,895
20,500	Takuma Co. Ltd. (Capital Goods)	314,414
76,400	THK Co. Ltd. (Capital Goods)	2,034,342
835,500	Toa Corp. (Capital Goods)	12,797,406
473,300	Toda Corp. (Capital Goods)	3,188,509
504,600	Tohoku Electric Power Co., Inc. (Utilities)	3,452,584
548,200	Tokai Carbon Co. Ltd. (Materials)	3,672,290
2,633,500	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	9,758,087

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
269,500	Tokyo Century Corp. (Financial Services)	$3,180,599
797,100	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	54,835,339
6,420,900	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	51,744,061
3,676,000	Tosoh Corp. (Materials)	52,410,771
112,900	TOTO Ltd. (Capital Goods)	2,863,665
196,400	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,615,624
391,300	Toyoda Gosei Co. Ltd. (Automobiles & Components)	9,056,558
1,126,400	Toyota Boshoku Corp. (Automobiles & Components)	17,127,014
776,500	TRE Holdings Corp. (Commercial & Professional Services)	7,780,875
347,800	Tsugami Corp. (Capital Goods)	6,164,472
489,100	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	11,345,456
2,906,500	Tsuruha Holdings, Inc. (Consumer Staples Distribution & Retail)(c)	50,487,966
848,500	TV Asahi Holdings Corp. (Media & Entertainment)	17,266,439
1,463,500	UBE Corp. (Materials)	21,514,941
718,100	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	32,572,538
229,600	Ushio, Inc. (Capital Goods)	3,806,705
762,700	USS Co. Ltd. (Consumer Discretionary Distribution & Retail)	8,418,594
160,100	Zenkoku Hosho Co. Ltd. (Financial Services)	3,290,530

		2,029,692,016

Netherlands – 2.6%
471,084	AMG Critical Materials NV (Materials)	15,641,094
2,101,315	Fugro NV (Capital Goods)	21,459,264
4,143,047	Koninklijke BAM Groep NV (Capital Goods)	38,459,487
419,162	Koninklijke Heijmans N.V (Capital Goods)	29,695,142
183,770	Koninklijke Vopak NV (Energy)	8,327,908
894,350	SBM Offshore NV (Energy)	23,127,044
184,022	Van Lanschot Kempen NV (Financial Services)	10,759,301
22,798	Wereldhave NV REIT (Equity Real Estate Investment Trusts (REITs))	484,234

		147,953,474

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Nigeria – 0.4%
6,522,362	Airtel Africa PLC (Telecommunication Services)(b)	$23,719,761

Norway – 1.0%
5,274,091	Aker Solutions ASA (Energy)	14,490,989
898,127	DOF Group ASA (Energy)	8,051,471
556,746	Europris ASA (Consumer Discretionary Distribution & Retail)(b)	4,800,226
119,239	Frontline PLC (Energy)	2,928,811
92,315	Kitron ASA (Technology Hardware & Equipment)	686,321
39,244	NORBIT ASA (Technology Hardware & Equipment)	790,042
656,909	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment)*	9,500,950
394,024	Storebrand ASA (Insurance)	6,106,196
1,043,185	Wallenius Wilhelmsen ASA (Transportation)	8,158,636

		55,513,642

Portugal – 0.2%
609,233	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	2,293,296
7,192,824	Sonae SGPS SA (Consumer Staples Distribution & Retail)	11,723,211

		14,016,507

Singapore – 1.2%
460,500	Frasers Centrepoint Trust REIT (Equity Real Estate Investment Trusts (REITs))	827,834
16,123	Kenon Holdings Ltd. (Utilities)	839,797
13,749,800	Seatrium Ltd. (Capital Goods)	22,937,943
5,373,900	Suntec Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	5,532,343
687,000	UMS Integration Ltd. (Semiconductors & Semiconductor Equipment)	780,191
2,427,200	UOL Group Ltd. (Real Estate Management & Development)	14,828,288
1,856,300	Venture Corp. Ltd. (Technology Hardware & Equipment)	21,243,114
4,875,400	Yangzijiang Financial Holding Ltd. (Financial Services)	3,962,263

		70,951,773

South Africa – 0.0%
726,362	Pan African Resources PLC (Materials)	798,116

Spain – 1.5%
445,503	ATALAYA MINING COPPER SA (Materials)	4,003,164
2,576,688	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	40,140,363

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
338,587	Solaria Energia y Medio Ambiente SA (Utilities)*	$5,855,157
106,715	Tecnicas Reunidas SA (Energy)*	3,819,538
10,164,197	Unicaja Banco SA (Banks)(b)	27,441,436
8,489	Vidrala SA (Materials)	808,629
16,937	Viscofan SA (Food, Beverage & Tobacco)	1,052,602

		83,120,889

Sweden – 3.1%
38,360	Ambea AB (Health Care Equipment & Services)(b)	517,210
223,191	Avanza Bank Holding AB (Financial Services)	8,578,249
1,371,132	Betsson AB, Class B (Consumer Services)	21,368,566
43,190	BioArctic AB (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	1,332,945
119,705	BoneSupport Holding AB (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	2,781,782
860,892	Dometic Group AB (Automobiles & Components)(b)	4,208,052
2,686,716	Elekta AB, Class B (Health Care Equipment & Services)	13,656,077
656,066	Getinge AB, Class B (Health Care Equipment & Services)	15,368,822
353,326	Hemnet Group AB (Media & Entertainment)	7,711,587
1,432,737	Hexpol AB (Materials)	13,026,763
99,390	JM AB (Consumer Durables & Apparel)	1,415,018
243,021	Loomis AB (Commercial & Professional Services)	9,790,206
40,588	Munters Group AB (Capital Goods)(b)	686,935
890,381	Mycronic AB (Technology Hardware & Equipment)	20,887,252
327,578	NCC AB, Class B (Capital Goods)(c)	7,467,434
226,960	Nordnet AB publ (Financial Services)	6,553,535
294,264	Sectra AB, Class B (Health Care Equipment & Services)	9,334,694
2,716,565	SSAB AB, Class A (Materials)	17,183,790
2,093,534	SSAB AB, Class B (Materials)	12,962,942
1,727,483	Truecaller AB, Class B (Software & Services)	5,149,269

		179,981,128

Switzerland – 5.0%
678,836	Accelleron Industries AG (Capital Goods)	55,644,829
129,324	Allreal Holding AG (Real Estate Management & Development)	30,909,563

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
23,241	Burckhardt Compression Holding AG (Capital Goods)	$16,074,557
7,209	Burkhalter Holding AG (Capital Goods)	1,280,206
129,868	Cembra Money Bank AG (Financial Services)	14,850,808
18,563	Comet Holding AG (Technology Hardware & Equipment)	4,536,720
152,411	DKSH Holding AG (Capital Goods)	10,628,480
24,202	Flughafen Zurich AG (Transportation)	7,148,928
104,814	Galenica AG (Health Care Equipment & Services)(b)	11,295,983
31,903	Georg Fischer AG (Capital Goods)	2,252,653
39,407	Huber + Suhner AG (Capital Goods)	7,217,262
90,363	Inficon Holding AG (Technology Hardware & Equipment)	10,840,710
439,411	International Workplace Group PLC (Real Estate Management & Development)	1,307,737
16,966	Kardex Holding AG (Capital Goods)	6,381,608
202,229	PSP Swiss Property AG (Real Estate Management & Development)	34,978,277
508,427	R&S Group Holding AG (Capital Goods)*	16,733,094
29,685	Siegfried Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)*	2,863,406
6,115	Sulzer AG (Capital Goods)	1,021,970
165,881	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	30,292,127
185,967	Temenos AG (Software & Services)	17,558,654

		283,817,572

United Kingdom – 9.5%
3,581,724	Babcock International Group PLC (Capital Goods)	57,196,750
1,224,730	Balfour Beatty PLC (Capital Goods)	10,824,269
3,839,232	Beazley PLC (Insurance)	46,968,455
143,011	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts (REITs))	2,091,810
1,159,954	British Land Co. PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))	5,793,352
1,221,007	Burberry Group PLC (Consumer Durables & Apparel)*	19,875,174

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
7,667,565	Convatec Group PLC (Health Care Equipment & Services)(b)	$24,625,065
6,439,608	Currys PLC (Consumer Discretionary Distribution & Retail)	11,885,909
232,954	Diploma PLC (Capital Goods)	17,185,747
1,390,227	Dowlais Group PLC (Automobiles & Components)	1,510,313
1,376,130	Drax Group PLC (Utilities)	13,042,542
6,823,150	easyJet PLC (Transportation)	43,441,675
1,585,147	Firstgroup PLC (Transportation)	4,373,061
18,234	Gamma Communications PLC (Telecommunication Services)	237,863
505,020	Hiscox Ltd. (Insurance)(c)	9,129,905
1,824,238	IG Group Holdings PLC (Financial Services)	26,702,468
2,170,414	Inchcape PLC (Consumer Discretionary Distribution & Retail)	21,779,821
1,482,240	Investec PLC (Financial Services)	11,160,749
8,778,291	ITV PLC (Media & Entertainment)	8,035,281
690,168	JET2 PLC (Transportation)	12,052,348
108,360	Johnson Matthey PLC (Materials)	3,034,767
307,859	Keller Group PLC (Capital Goods)	6,421,919
121,613	Kier Group PLC (Capital Goods)	346,044
824,465	Lancashire Holdings Ltd. (Insurance)	7,239,822
9,339,364	Man Group PLC (Financial Services)	25,802,949
305,168	OSB Group PLC (Financial Services)	2,163,023
1,620,350	Paragon Banking Group PLC (Financial Services)	17,646,558
76,008	Pets at Home Group PLC (Consumer Discretionary Distribution & Retail)	214,109
521,603	Playtech PLC (Consumer Services)	1,805,583
7,769,766	QinetiQ Group PLC (Capital Goods)	49,063,658
889,544	Quilter PLC (Financial Services)(b)	2,124,506
13,006	Rightmove PLC (Media & Entertainment)	114,199
3,375,268	Rotork PLC (Capital Goods)	15,194,989
647,305	RS GROUP PLC (Capital Goods)	4,737,559
2,164,503	Shaftesbury Capital PLC REIT (Equity Real Estate Investment Trusts (REITs))	3,998,422
377,848	Softcat PLC (Software & Services)	7,961,837
865,206	Subsea 7 SA (Energy)	15,801,554

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
139,547	Target Healthcare PLC REIT (Equity Real Estate Investment Trusts (REITs))	$172,969
5,185,965	Taylor Wimpey PLC (Consumer Durables & Apparel)	7,173,452
3,920,518	TP ICAP Group PLC (Financial Services)	13,521,756
2,460,584	Trainline PLC (Consumer Services)*(b)	8,122,460

		540,574,692

United States – 0.4%
950,510	Carnival PLC ADR (Consumer Services)*	24,722,765

TOTAL COMMON STOCKS (Cost $4,561,628,618)		5,542,216,868

Shares	Description	Rate	Value

Preferred Stock – 0.2%

Germany – 0.2%
278,543	Jungheinrich AG (Capital Goods)
(Cost $9,643,777)		2.65%	9,954,625

Units	Description	Expiration Month	Value

Right – 0.0%

Spain – 0.0%
8,489	Vidrala SA*
(Cost $0)		11/25	40,118

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $4,571,272,395)			5,552,211,611

Shares	Dividend Rate

Securities Lending Reinvestment Vehicle – 1.7%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
97,994,778	3.956%		97,994,778
(Cost $97,994,778)

TOTAL INVESTMENTS – 99.0% (Cost $4,669,267,173)			$ 5,650,206,389

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			55,104,417

NET ASSETS – 100.0%			$ 5,705,310,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

Investment Abbreviations:

ADR	—American Depositary Receipt
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Industrials	25.1%

Materials	12.6

Financials	12.0

Information Technology	11.3

Real Estate	10.5

Consumer Discretionary	10.2

Energy	4.9

Health Care	4.5

Consumer Staples	3.1

Communication Services	2.7

Utilities	1.4

Securities Lending Reinvestment Vehicle	1.7

TOTAL INVESTMENTS	100.0%

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	802	12/19/25	$52,405,703	$1,967,505
FTSE 100 Index	185	12/19/25	23,686,167	983,458
Hang Seng Index	15	11/27/25	2,500,499	(29,956)
MSCI Singapore Index	71	11/27/25	2,433,398	11,780
SPI 200 Index	83	12/18/25	12,072,427	15,462
TOPIX Index	190	12/11/25	41,104,406	2,809,412

Total Futures Contracts				$5,757,661

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities October 31, 2025

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,947,874,540, $3,940,212,089 and $4,571,272,395, respectively)(a)	$2,641,742,334	$4,497,154,275	$5,552,211,611
Investments in affiliated issuers, at value (cost $–, $12,570,434 and $–, respectively)	—	12,570,434	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	16,279,113	71,110,840	97,994,778
Cash	8,759,661	69,272,825	77,415,008
Foreign Currency, at value (cost $41,458,657, $30,384,761 and $38,677,717, respectively)	41,445,053	30,478,538	38,333,103
Receivables:
Investments sold	80,063,586	—	92,604,065
Dividends	1,687,779	11,704,072	22,887,326
Fund shares sold	1,405,861	12,085,656	4,217,703
Collateral on certain derivative contracts	1,152,941	12,072,688	8,431,010
Foreign tax reclaims	309,352	9,347,476	11,375,955
Securities lending income	164,431	30,406	55,478
Reimbursement from investment adviser	100,903	61,265	92,239
Other assets	58,229	359,530	103,401

Total assets	2,793,169,243	4,726,248,005	5,905,721,677

Liabilities:

Variation margin on futures contracts	82,262	268,847	191,077
Payables:
Investments purchased	77,120,388	14,670,589	96,696,413
Payable upon return of securities loaned	16,279,113	71,110,840	97,994,778
Fund shares redeemed	2,451,066	8,157,102	2,710,869
Management fees	1,074,843	1,451,959	1,972,855
Foreign capital gains taxes	1,009,122	—	—
Distribution and Service fees and Transfer Agency fees	66,542	111,391	119,275
Accrued expenses	726,871	309,152	725,604

Total liabilities	98,810,207	96,079,880	200,410,871

Net Assets:

Paid-in capital	2,179,022,228	3,738,185,487	4,366,399,891
Total distributable earnings	515,336,808	891,982,638	1,338,910,915

NET ASSETS	$2,694,359,036	$4,630,168,125	$5,705,310,806

Net Assets:
Class A	$38,333,457	$102,336,300	$83,094,122
Class C	2,662,423	6,401,458	4,845,854
Institutional	1,627,135,683	2,927,916,246	4,942,967,056
Service	—	2,067,741	—
Investor	184,229,021	288,779,105	141,761,734
Class R6	748,975,890	616,120,086	492,785,310
Class R	28,892,620	7,523,114	—
Class P	64,129,942	679,024,075	39,856,730
Total Net Assets	$2,694,359,036	$4,630,168,125	$5,705,310,806
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,356,885	5,673,149	4,968,006
Class C	236,662	361,938	298,833
Institutional	143,014,894	156,447,291	296,288,940
Service	—	112,899	—
Investor	16,229,614	16,309,271	8,535,303
Class R6	65,902,784	32,955,267	29,451,321
Class R	2,591,046	432,206	—
Class P	5,643,045	36,350,959	2,382,591
Net asset value, offering and redemption price per share:(b)
Class A	$11.42	$18.04	$16.73
Class C	11.25	17.69	16.22
Institutional	11.38	18.72	16.68
Service	—	18.32	—
Investor	11.35	17.71	16.61
Class R6	11.36	18.70	16.73
Class R	11.15	17.41	—
Class P	11.36	18.68	16.73

(a)

Includes loaned securities having a market value of $15,766,680, $69,085,324 and $92,666,765 for Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund, respectively.

(b)

Maximum public offering price per share for Class A Shares of the Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund is $12.08, $19.09 and $17.70, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2025

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $8,460,425, $7,952,270 and $19,008,016, respectively)	$59,426,674	$79,320,399	$150,475,999

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	339,634	250,464	558,940

Dividends — affiliated issuers	42,573	443,973	229,117

Interest	—	48,480	—

Total Investment Income	59,808,881	80,063,316	151,264,056

Expenses:

Management fees	22,862,470	20,666,140	37,409,985

Custody, accounting and administrative services	1,575,793	500,960	1,214,989

Transfer Agency fees(a)	1,064,698	1,308,418	2,033,369

Professional fees	222,835	211,225	215,693

Distribution and/or Service (12b-1) fees(a)	220,454	296,667	223,739

Registration fees	134,541	131,854	169,510

Printing and mailing costs	112,790	92,334	526,996

Trustee fees	32,151	32,184	36,338

Service fees — Class C	6,721	12,685	12,493

Shareholder Administration fees — Service Shares	—	5,404	—

Other	109,823	87,397	144,499

Total expenses	26,342,276	23,345,268	41,987,611

Less — expense reductions	(2,903,779)	(961,888)	(1,665,257)

Net expenses	23,438,497	22,383,380	40,322,354

NET INVESTMENT INCOME	36,370,384	57,679,936	110,941,702

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of foreign capital gain tax of $1,345,773, $– and $–, respectively)	139,306,471	270,049,414	550,115,855

Futures contracts	6,043,160	15,489,078	17,488,042

Foreign currency transactions	(1,806,584)	4,401,574	693,459

Forward foreign currency exchange contracts	163,693	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $1,717,238, $– and $–, respectively)	425,525,956	414,415,347	656,774,669

Futures contracts	881,623	2,411,126	6,630,786

Foreign currency translations	51,876	549,903	(14,612)

Net realized and unrealized gain	570,166,195	707,316,442	1,231,688,199

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$606,536,579	$764,996,378	$1,342,629,901

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Equity Insights Fund	$81,784	$20,164	$–	$118,506	$49,071	$4,033	$562,528	$–	$197,146	$199,494	$35,552	$16,874

International Equity Insights Fund	219,057	38,054	5,404	34,152	131,434	7,611	603,155	865	260,606	148,844	10,245	145,658

International Small Cap Insights Fund	186,259	37,480	–	–	111,755	7,496	1,601,855	–	174,871	126,757	–	10,635

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Emerging Markets Equity Insights Fund		International Equity Insights Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$36,370,384	$37,684,396	$57,679,936	$32,755,756

Net realized gain	143,706,740	117,099,275	289,940,066	189,201,022

Net change in unrealized gain	426,459,455	228,862,959	417,376,376	116,958,288

Net increase in net assets resulting from operations	606,536,579	383,646,630	764,996,378	338,915,066

Distributions to shareholders:

From distributable earnings:

Class A Shares	(291,615)	(987,303)	(4,094,370)	(1,901,154)

Class C Shares	(6,272)	(92,251)	(233,062)	(113,202)

Institutional Shares	(18,082,515)	(44,413,799)	(48,365,276)	(20,182,549)

Service Shares	–	–	(101,351)	(56,767)

Investor Shares	(1,385,679)	(1,997,983)	(6,549,437)	(1,916,004)

Class R6 Shares	(8,650,106)	(17,515,640)	(22,553,843)	(7,577,922)

Class R Shares	(166,795)	(738,041)	(345,512)	(141,376)

Class P Shares	(756,232)	(2,787,817)	(22,023,969)	(10,730,751)

Total distributions to shareholders	(29,339,214)	(68,532,834)	(104,266,820)	(42,619,725)

From share transactions:

Proceeds from sales of shares	549,798,370	562,785,498	2,574,716,175	362,948,714

Reinvestment of distributions	24,848,326	59,020,622	96,429,190	29,400,825

Cost of shares redeemed	(609,677,386)	(498,098,725)	(512,601,302)	(360,458,380)

Net increase (decrease) in net assets resulting from share transactions	(35,030,690)	123,707,395	2,158,544,063	31,891,159

TOTAL INCREASE	542,166,675	438,821,191	2,819,273,621	328,186,500

Net Assets:

Beginning of year	$2,152,192,361	$1,713,371,170	$1,810,894,504	$1,482,708,004

End of year	$2,694,359,036	$2,152,192,361	$4,630,168,125	$1,810,894,504

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	International Small Cap Insights Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$110,941,702	$105,264,425

Net realized gain	568,297,356	313,156,569

Net change in unrealized gain	663,390,843	351,800,827

Net increase in net assets resulting from operations	1,342,629,901	770,221,821

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,800,932)	(1,857,791)

Class C Shares	(185,801)	(192,065)

Institutional Shares	(150,930,334)	(82,101,317)

Investor Shares	(4,458,794)	(2,363,189)

Class R6 Shares	(15,649,313)	(14,626,286)

Class P Shares	(1,590,984)	(1,174,223)

Total distributions to shareholders	(175,616,158)	(102,314,871)

From share transactions:

Proceeds from sales of shares	1,474,186,246	1,045,699,623

Reinvestment of distributions	171,272,123	98,971,715

Cost of shares redeemed	(1,078,291,610)	(838,884,619)

Net increase in net assets resulting from share transactions	567,166,759	305,786,719

TOTAL INCREASE	1,734,180,502	973,693,669

Net Assets:

Beginning of year	$3,971,130,304	$2,997,436,635

End of year	$5,705,310,806	$3,971,130,304

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$9.01	$7.59	$6.86	$11.87	$10.25

Net investment income(a)	0.12	0.14	0.17	0.21	0.18

Net realized and unrealized gain (loss)	2.38	1.57	0.72	(3.18)	1.53

Total from investment operations	2.50	1.71	0.89	(2.97)	1.71

Distributions to shareholders from net investment income	(0.09)	(0.29)	(0.16)	(0.17)	(0.09)

Distributions to shareholders from net realized gains	–	–	–	(1.87)	–

Total distributions	(0.09)	(0.29)	(0.16)	(2.04)	(0.09)

Net asset value, end of year	$11.42	$9.01	$7.59	$6.86	$11.87

Total Return(b)	28.03%	23.06%	12.89%	(29.83)%	16.60%

Net assets, end of year (in 000’s)	$38,333	$31,584	$26,139	$27,678	$50,146

Ratio of net expenses to average net assets	1.35%	1.39%	1.42%	1.46%	1.46%

Ratio of total expenses to average net assets	1.48%	1.50%	1.52%	1.51%	1.51%

Ratio of net investment income to average net assets	1.23%	1.64%	2.19%	2.30%	1.45%

Portfolio turnover rate(c)	158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.87	$7.47	$6.75	$11.69	$10.10

Net investment income(a)	0.04	0.07	0.11	0.14	0.09

Net realized and unrealized gain (loss)	2.36	1.55	0.71	(3.13)	1.50

Total from investment operations	2.40	1.62	0.82	(2.99)	1.59

Distributions to shareholders from net investment income	(0.02)	(0.22)	(0.10)	(0.08)	–

Distributions to shareholders from net realized gains	–	–	–	(1.87)	–

Total distributions	(0.02)	(0.22)	(0.10)	(1.95)	–

Net asset value, end of year	$11.25	$8.87	$7.47	$6.75	$11.69

Total Return(b)	27.09%	22.12%	12.03%	(30.36)%	15.74%

Net assets, end of year (in 000’s)	$2,662	$3,198	$3,279	$3,163	$5,817

Ratio of net expenses to average net assets	2.10%	2.14%	2.17%	2.21%	2.21%

Ratio of total expenses to average net assets	2.23%	2.26%	2.26%	2.26%	2.26%

Ratio of net investment income to average net assets	0.39%	0.87%	1.44%	1.56%	0.74%

Portfolio turnover rate(c)	158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.98	$7.56	$6.85	$11.86	$10.24

Net investment income(a)	0.15	0.17	0.19	0.24	0.23

Net realized and unrealized gain (loss)	2.37	1.57	0.72	(3.17)	1.52

Total from investment operations	2.52	1.74	0.91	(2.93)	1.75

Distributions to shareholders from net investment income	(0.12)	(0.32)	(0.20)	(0.21)	(0.13)

Distributions to shareholders from net realized gains	–	–	–	(1.87)	–

Total distributions	(0.12)	(0.32)	(0.20)	(2.08)	(0.13)

Net asset value, end of year	$11.38	$8.98	$7.56	$6.85	$11.86

Total Return(b)	28.47%	23.59%	13.28%	(29.64)%	17.07%

Net assets, end of year (in 000’s)	$1,627,136	$1,328,131	$1,074,796	$925,443	$1,029,785

Ratio of net expenses to average net assets	1.00%	1.06%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.12%	1.14%	1.15%	1.13%	1.14%

Ratio of net investment income to average net assets	1.58%	1.96%	2.49%	2.76%	1.88%

Portfolio turnover rate(c)	158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.96	$7.55	$6.84	$11.83	$10.22

Net investment income(a)	0.15	0.15	0.19	0.22	0.22

Net realized and unrealized gain (loss)	2.35	1.57	0.71	(3.14)	1.51

Total from investment operations	2.50	1.72	0.90	(2.92)	1.73

Distributions to shareholders from net investment income	(0.11)	(0.31)	(0.19)	(0.20)	(0.12)

Distributions to shareholders from net realized gains	–	–	–	(1.87)	–

Total distributions	(0.11)	(0.31)	(0.19)	(2.07)	(0.12)

Net asset value, end of year	$11.35	$8.96	$7.55	$6.84	$11.83

Total Return(b)	28.35%	23.37%	13.16%	(29.69)%	16.96%

Net assets, end of year (in 000’s)	$184,229	$106,734	$48,549	$64,188	$103,200

Ratio of net expenses to average net assets	1.10%	1.14%	1.17%	1.21%	1.21%

Ratio of total expenses to average net assets	1.23%	1.25%	1.27%	1.26%	1.26%

Ratio of net investment income to average net assets	1.54%	1.74%	2.44%	2.51%	1.78%

Portfolio turnover rate(c)	158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.97	$7.56	$6.84	$11.85	$10.23

Net investment income(a)	0.15	0.17	0.20	0.24	0.23

Net realized and unrealized gain (loss)	2.36	1.56	0.72	(3.17)	1.52

Total from investment operations	2.51	1.73	0.92	(2.93)	1.75

Distributions to shareholders from net investment income	(0.12)	(0.32)	(0.20)	(0.21)	(0.13)

Distributions to shareholders from net realized gains	–	–	–	(1.87)	–

Total distributions	(0.12)	(0.32)	(0.20)	(2.08)	(0.13)

Net asset value, end of year	$11.36	$8.97	$7.56	$6.84	$11.85

Total Return(b)	28.41%	23.46%	13.29%	(29.55)%	17.10%

Net assets, end of year (in 000’s)	$748,976	$602,473	$487,451	$417,309	$572,973

Ratio of net expenses to average net assets	0.99%	1.05%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.11%	1.13%	1.14%	1.13%	1.13%

Ratio of net investment income to average net assets	1.59%	1.92%	2.52%	2.72%	1.90%

Portfolio turnover rate(c)	158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.80	$7.42	$6.72	$11.66	$10.08

Net investment income(a)	0.09	0.12	0.15	0.18	0.13

Net realized and unrealized gain (loss)	2.33	1.53	0.70	(3.10)	1.52

Total from investment operations	2.42	1.65	0.85	(2.92)	1.65

Distributions to shareholders from net investment income	(0.07)	(0.27)	(0.15)	(0.15)	(0.07)

Distributions to shareholders from net realized gains	–	–	–	(1.87)	–

Total distributions	(0.07)	(0.27)	(0.15)	(2.02)	(0.07)

Net asset value, end of year	$11.15	$8.80	$7.42	$6.72	$11.66

Total Return(b)	27.68%	22.80%	12.61%	(30.08)%	16.43%

Net assets, end of year (in 000’s)	$28,893	$23,786	$19,937	$17,352	$24,710

Ratio of net expenses to average net assets	1.60%	1.64%	1.67%	1.71%	1.71%

Ratio of total expenses to average net assets	1.73%	1.76%	1.76%	1.76%	1.76%

Ratio of net investment income to average net assets	0.97%	1.37%	1.92%	2.08%	1.11%

Portfolio turnover rate(c)	158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Emerging Markets Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$8.97	$7.56	$6.84	$11.85	$10.23

Net investment income(a)	0.15	0.16	0.20	0.25	0.24

Net realized and unrealized gain (loss)	2.36	1.57	0.72	(3.18)	1.51

Total from investment operations	2.51	1.73	0.92	(2.93)	1.75

Distributions to shareholders from net investment income	(0.12)	(0.32)	(0.20)	(0.21)	(0.13)

Distributions to shareholders from net realized gains	–	–	–	(1.87)	–

Total distributions	(0.12)	(0.32)	(0.20)	(2.08)	(0.13)

Net asset value, end of year	$11.36	$8.97	$7.56	$6.84	$11.85

Total Return(b)	28.40%	23.47%	13.27%	(29.55)%	17.10%

Net assets, end of year (in 000’s)	$64,130	$56,286	$53,221	$78,229	$139,870

Ratio of net expenses to average net assets	0.99%	1.05%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.11%	1.13%	1.14%	1.13%	1.13%

Ratio of net investment income to average net assets	1.57%	1.91%	2.55%	2.73%	1.92%

Portfolio turnover rate(c)	158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class A Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$14.66	$12.14		$10.75		$14.76	$11.40

Net investment income(a)	0.30	0.23	(b)	0.27	(c)	0.31	0.22

Net realized and unrealized gain (loss)	3.84	2.63		1.54		(3.46)	3.35

Total from investment operations	4.14	2.86		1.81		(3.15)	3.57

Distributions to shareholders from net investment income	(0.29)	(0.34)		(0.42)		(0.41)	(0.21)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.76)	(0.34)		(0.42)		(0.86)	(0.21)

Net asset value, end of year	$18.04	$14.66		$12.14		$10.75	$14.76

Total Return(d)	29.91%	23.79%		17.17%		(22.56)%	31.50%

Net assets, end of year (in 000’s)	$102,336	$77,367		$68,093		$69,254	$103,852

Ratio of net expenses to average net assets	1.16%	1.18%		1.19%		1.18%	1.17%

Ratio of total expenses to average net assets	1.19%	1.23%		1.24%		1.22%	1.21%

Ratio of net investment income to average net assets	1.95%	1.58	%(b)	2.26	%(c)	2.44%	1.55%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class C Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$14.36	$11.88		$10.49		$14.42	$11.13

Net investment income(a)	0.17	0.11	(b)	0.18	(c)	0.21	0.15

Net realized and unrealized gain (loss)	3.79	2.59		1.51		(3.39)	3.24

Total from investment operations	3.96	2.70		1.69		(3.18)	3.39

Distributions to shareholders from net investment income	(0.16)	(0.22)		(0.30)		(0.30)	(0.10)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.63)	(0.22)		(0.30)		(0.75)	(0.10)

Net asset value, end of year	$17.69	$14.36		$11.88		$10.49	$14.42

Total Return(d)	29.02%	22.85%		16.26%		(23.16)%	30.53%

Net assets, end of year (in 000’s)	$6,401	$5,443		$6,529		$8,393	$14,406

Ratio of net expenses to average net assets	1.91%	1.93%		1.94%		1.93%	1.92%

Ratio of total expenses to average net assets	1.94%	1.98%		1.99%		1.97%	1.96%

Ratio of net investment income to average net assets	1.10%	0.82	%(b)	1.48	%(c)	1.69%	1.05%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$15.18	$12.56		$11.11		$15.23	$11.76

Net investment income(a)	0.33	0.29	(b)	0.33	(c)	0.36	0.33

Net realized and unrealized gain (loss)	4.02	2.72		1.59		(3.57)	3.40

Total from investment operations	4.35	3.01		1.92		(3.21)	3.73

Distributions to shareholders from net investment income	(0.34)	(0.39)		(0.47)		(0.46)	(0.26)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.81)	(0.39)		(0.47)		(0.91)	(0.26)

Net asset value, end of year	$18.72	$15.18		$12.56		$11.11	$15.23

Total Return(d)	30.42%	24.24%		17.61%		(22.27)%	31.93%

Net assets, end of year (in 000’s)	$2,927,916	$877,283		$667,420		$675,506	$1,227,429

Ratio of net expenses to average net assets	0.79%	0.82%		0.82%		0.81%	0.80%

Ratio of total expenses to average net assets	0.82%	0.87%		0.87%		0.85%	0.84%

Ratio of net investment income to average net assets	1.98%	1.96	%(b)	2.60	%(c)	2.74%	2.25%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Service Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$14.86	$12.31		$10.88		$14.91	$11.52

Net investment income(a)	0.27	0.22	(b)	0.26	(c)	0.30	0.25

Net realized and unrealized gain (loss)	3.92	2.66		1.57		(3.52)	3.33

Total from investment operations	4.19	2.88		1.83		(3.22)	3.58

Distributions to shareholders from net investment income	(0.26)	(0.33)		(0.40)		(0.36)	(0.19)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.73)	(0.33)		(0.40)		(0.81)	(0.19)

Net asset value, end of year	$18.32	$14.86		$12.31		$10.88	$14.91

Total Return(d)	29.75%	23.66%		17.03%		(22.69)%	31.25%

Net assets, end of year (in 000’s)	$2,068	$2,022		$2,153		$1,887	$2,927

Ratio of net expenses to average net assets	1.30%	1.32%		1.32%		1.31%	1.30%

Ratio of total expenses to average net assets	1.33%	1.37%		1.37%		1.35%	1.34%

Ratio of net investment income to average net assets	1.72%	1.54	%(b)	2.13	%(c)	2.33%	1.71%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Investor Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$14.41	$11.94		$10.58		$14.55	$11.19

Net investment income(a)	0.34	0.27	(b)	0.30	(c)	0.34	0.25

Net realized and unrealized gain (loss)	3.76	2.57		1.51		(3.42)	3.30

Total from investment operations	4.10	2.84		1.81		(3.08)	3.55

Distributions to shareholders from net investment income	(0.33)	(0.37)		(0.45)		(0.44)	(0.19)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.80)	(0.37)		(0.45)		(0.89)	(0.19)

Net asset value, end of year	$17.71	$14.41		$11.94		$10.58	$14.55

Total Return(d)	30.25%	24.10%		17.48%		(22.39)%	31.90%

Net assets, end of year (in 000’s)	$288,779	$112,897		$61,176		$69,844	$96,352

Ratio of net expenses to average net assets	0.90%	0.93%		0.94%		0.93%	0.92%

Ratio of total expenses to average net assets	0.94%	0.98%		0.99%		0.97%	0.96%

Ratio of net investment income to average net assets	2.16%	1.91	%(b)	2.47	%(c)	2.73%	1.86%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$15.17	$12.55		$11.10		$15.22	$11.75

Net investment income(a)	0.38	0.29	(b)	0.33	(c)	0.37	0.33

Net realized and unrealized gain (loss)	3.97	2.72		1.59		(3.58)	3.40

Total from investment operations	4.35	3.01		1.92		(3.21)	3.73

Distributions to shareholders from net investment income	(0.35)	(0.39)		(0.47)		(0.46)	(0.26)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.82)	(0.39)		(0.47)		(0.91)	(0.26)

Net asset value, end of year	$18.70	$15.17		$12.55		$11.10	$15.22

Total Return(d)	30.39%	24.35%		17.55%		(22.28)%	31.97%

Net assets, end of year (in 000’s)	$616,120	$325,565		$327,287		$407,364	$627,430

Ratio of net expenses to average net assets	0.78%	0.81%		0.81%		0.80%	0.79%

Ratio of total expenses to average net assets	0.82%	0.86%		0.86%		0.84%	0.83%

Ratio of net investment income to average net assets	2.32%	1.96	%(b)	2.59	%(c)	2.85%	2.24%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class R Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$14.18	$11.76		$10.41		$14.32	$11.08

Net investment income(a)	0.26	0.19	(b)	0.24	(c)	0.27	0.21

Net realized and unrealized gain (loss)	3.70	2.54		1.50		(3.37)	3.21

Total from investment operations	3.96	2.73		1.74		(3.10)	3.42

Distributions to shareholders from net investment income	(0.26)	(0.31)		(0.39)		(0.36)	(0.18)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.73)	(0.31)		(0.39)		(0.81)	(0.18)

Net asset value, end of year	$17.41	$14.18		$11.76		$10.41	$14.32

Total Return(d)	29.65%	23.46%		16.93%		(22.79)%	31.19%

Net assets, end of year (in 000’s)	$7,523	$6,541		$5,254		$5,383	$7,896

Ratio of net expenses to average net assets	1.41%	1.43%		1.44%		1.43%	1.42%

Ratio of total expenses to average net assets	1.44%	1.48%		1.49%		1.47%	1.46%

Ratio of net investment income to average net assets	1.72%	1.35	%(b)	1.99	%(c)	2.20%	1.56%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Class P Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$15.15	$12.54		$11.09		$15.21	$11.74

Net investment income(a)	0.36	0.29	(b)	0.33	(c)	0.38	0.33

Net realized and unrealized gain (loss)	3.99	2.71		1.59		(3.59)	3.40

Total from investment operations	4.35	3.00		1.92		(3.21)	3.73

Distributions to shareholders from net investment income	(0.35)	(0.39)		(0.47)		(0.46)	(0.26)

Distributions to shareholders from net realized gains	(0.47)	–		–		(0.45)	–

Total distributions	(0.82)	(0.39)		(0.47)		(0.91)	(0.26)

Net asset value, end of year	$18.68	$15.15		$12.54		$11.09	$15.21

Total Return(d)	30.42%	24.30%		17.56%		(22.29)%	32.00%

Net assets, end of year (in 000’s)	$679,024	$403,777		$344,796		$341,982	$470,881

Ratio of net expenses to average net assets	0.78%	0.81%		0.81%		0.80%	0.79%

Ratio of total expenses to average net assets	0.82%	0.86%		0.86%		0.84%	0.83%

Ratio of net investment income to average net assets	2.19%	1.96	%(b)	2.61	%(c)	2.95%	2.24%

Portfolio turnover rate(e)	156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class A Shares

	Year Ended October 31,

	2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.25		$10.92		$10.14	$14.32	$10.96

Net investment income(a)	0.29	(b)	0.31	(c)	0.26	0.32	0.27

Net realized and unrealized gain (loss)	3.72		2.34		0.81	(4.10)	3.28

Total from investment operations	4.01		2.65		1.07	(3.78)	3.55

Distributions to shareholders from net investment income	(0.53)		(0.32)		(0.29)	(0.40)	(0.19)

Net asset value, end of year	$16.73		$13.25		$10.92	$10.14	$14.32

Total Return(d)	31.80%		24.63%		10.55%	(27.07)%	32.65%

Net assets, end of year (in 000’s)	$83,094		$70,997		$71,921	$69,230	$150,934

Ratio of net expenses to average net assets	1.22%		1.23%		1.24%	1.24%	1.24%

Ratio of total expenses to average net assets	1.25%		1.28%		1.29%	1.28%	1.30%

Ratio of net investment income to average net assets	2.03	%(b)	2.42	%(c)	2.25%	2.63%	1.96%

Portfolio turnover rate(e)	165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class C Shares

	Year Ended October 31,

	2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$12.81		$10.55		$9.77	$13.81	$10.56

Net investment income(a)	0.16	(b)	0.19	(c)	0.16	0.23	0.16

Net realized and unrealized gain (loss)	3.64		2.29		0.79	(3.98)	3.17

Total from investment operations	3.80		2.48		0.95	(3.75)	3.33

Distributions to shareholders from net investment income	(0.39)		(0.22)		(0.17)	(0.29)	(0.08)

Net asset value, end of year	$16.22		$12.81		$10.55	$9.77	$13.81

Total Return(d)	30.81%		23.69%		9.77%	(27.65)%	31.67%

Net assets, end of year (in 000’s)	$4,846		$6,376		$10,025	$13,111	$28,406

Ratio of net expenses to average net assets	1.97%		1.98%		1.99%	1.99%	1.99%

Ratio of total expenses to average net assets	2.01%		2.03%		2.04%	2.03%	2.05%

Ratio of net investment income to average net assets	1.19	%(b)	1.53	%(c)	1.48%	1.92%	1.20%

Portfolio turnover rate(e)	165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Institutional Shares

	Year Ended October 31,

	2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.23		$10.90		$10.13	$14.33	$10.97

Net investment income(a)	0.34	(b)	0.36	(c)	0.30	0.38	0.33

Net realized and unrealized gain (loss)	3.70		2.34		0.81	(4.11)	3.27

Total from investment operations	4.04		2.70		1.11	(3.73)	3.60

Distributions to shareholders from net investment income	(0.59)		(0.37)		(0.34)	(0.47)	(0.24)

Net asset value, end of year	$16.68		$13.23		$10.90	$10.13	$14.33

Total Return(d)	32.15%		25.17%		10.96%	(26.80)%	33.11%

Net assets, end of year (in 000’s)	$4,942,967		$3,347,608		$2,353,230	$2,097,460	$2,579,024

Ratio of net expenses to average net assets	0.86%		0.87%		0.88%	0.87%	0.87%

Ratio of total expenses to average net assets	0.89%		0.92%		0.93%	0.91%	0.92%

Ratio of net investment income to average net assets	2.39	%(b)	2.82	%(c)	2.64%	3.14%	2.39%

Portfolio turnover rate(e)	165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Investor Shares

	Year Ended October 31,

	2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.17		$10.85		$10.08	$14.26	$10.92

Net investment income(a)	0.32	(b)	0.34	(c)	0.28	0.36	0.30

Net realized and unrealized gain (loss)	3.69		2.33		0.81	(4.09)	3.26

Total from investment operations	4.01		2.67		1.09	(3.73)	3.56

Distributions to shareholders from net investment income	(0.57)		(0.35)		(0.32)	(0.45)	(0.22)

Net asset value, end of year	$16.61		$13.17		$10.85	$10.08	$14.26

Total Return(d)	32.08%		25.03%		10.83%	(26.90)%	32.88%

Net assets, end of year (in 000’s)	$141,762		$104,275		$74,012	$89,627	$141,731

Ratio of net expenses to average net assets	0.97%		0.98%		1.00%	0.99%	0.99%

Ratio of total expenses to average net assets	1.00%		1.03%		1.04%	1.03%	1.05%

Ratio of net investment income to average net assets	2.25	%(b)	2.69	%(c)	2.48%	2.98%	2.21%

Portfolio turnover rate(e)	165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class R6 Shares

	Year Ended October 31,

	2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.26		$10.93		$10.15	$14.36	$10.99

Net investment income(a)	0.35	(b)	0.36	(c)	0.30	0.38	0.31

Net realized and unrealized gain (loss)	3.70		2.34		0.82	(4.12)	3.29

Total from investment operations	4.05		2.70		1.12	(3.74)	3.60

Distributions to shareholders from net investment income	(0.58)		(0.37)		(0.34)	(0.47)	(0.23)

Net asset value, end of year	$16.73		$13.26		$10.93	$10.15	$14.36

Total Return(d)	32.22%		25.10%		11.04%	(26.81)%	33.12%

Net assets, end of year (in 000’s)	$492,785		$405,863		$452,434	$479,843	$878,443

Ratio of net expenses to average net assets	0.85%		0.86%		0.87%	0.86%	0.86%

Ratio of total expenses to average net assets	0.88%		0.90%		0.92%	0.90%	0.91%

Ratio of net investment income to average net assets	2.42	%(b)	2.85	%(c)	2.64%	3.06%	2.26%

Portfolio turnover rate(e)	165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Small Cap Insights Fund

	Class P Shares

	Year Ended October 31,

	2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$13.26		$10.93		$10.15	$14.36	$10.99

Net investment income(a)	0.33	(b)	0.35	(c)	0.30	0.38	0.33

Net realized and unrealized gain (loss)	3.73		2.35		0.82	(4.12)	3.28

Total from investment operations	4.06		2.70		1.12	(3.74)	3.61

Distributions to shareholders from net investment income	(0.59)		(0.37)		(0.34)	(0.47)	(0.24)

Net asset value, end of year	$16.73		$13.26		$10.93	$10.15	$14.36

Total Return(d)	32.24%		25.10%		11.04%	(26.81)%	33.15%

Net assets, end of year (in 000’s)	$39,857		$36,012		$35,815	$35,538	$59,410

Ratio of net expenses to average net assets	0.85%		0.86%		0.87%	0.86%	0.86%

Ratio of total expenses to average net assets	0.88%		0.90%		0.92%	0.90%	0.92%

Ratio of net investment income to average net assets	2.33	%(b)	2.78	%(c)	2.65%	3.15%	2.41%

Portfolio turnover rate(e)	165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Emerging Markets Equity Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs International Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs International Small Cap Insights Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne

55

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

56

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing

57

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

Emerging Markets Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$19,430,526	$52,946,602	$—
Asia	115,401,630	2,175,589,867	—
Europe	—	61,841,864	—
North America	46,973,253	15,133,817	—
South America	154,424,775	—	—
Securities Lending Reinvestment Vehicle	16,279,113	—	—

Total	$352,509,297	$2,305,512,150	$—

Derivative Type

Assets

Futures Contracts(b)	$1,308,348	$—	$—

58

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

International Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$27,021,198	$—
Asia	16,415,653	1,332,636,003	—
Europe	94,078,053	2,270,227,779	—
North America	70,971,132	365,177,976	—
Oceania	36,853,320	283,773,161	—
Investment Company	12,570,434	—	—
Securities Lending Reinvestment Vehicle	71,110,840	—	—

Total	$301,999,432	$4,278,836,117	$—

Derivative Type

Assets

Futures Contracts(b)	$2,713,635	$—	$—

Liabilities

Futures Contracts(b)	$(82,240)	$—	$—

International Small Cap Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$60,798,606	$—
Asia	112,729,301	2,369,564,008	—
Europe	70,833,411	2,267,233,197	—
North America	24,722,765	—	—
Oceania	5,241,242	631,370,982	9,718,099
Securities Lending Reinvestment Vehicle	97,994,778	—	—

Total	$311,521,497	$5,328,966,793	$9,718,099

Derivative Type

Assets

Futures Contracts(b)	$5,787,617	$—	$—

Liabilities

Futures Contracts(b)	$(29,956)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

59

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

Emerging Markets Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$1,308,348	Variation margin on futures contracts	$—

International Equity Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$2,713,635	Variation margin on futures contracts	$(82,240)

International Small Cap Insights Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$5,787,617	Variation margin on futures contracts	$(29,956)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of October 31, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

60

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Emerging Markets Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$163,693	$–

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	6,043,160	881,623

Total		$6,206,853	$881,623

International Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	15,489,078	2,411,126

International Small Cap Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	17,488,042	6,630,786

For the fiscal year ended October 31, 2025, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts

Emerging Markets Equity Insights Fund	586	2,296,264

International Equity Insights Fund	685	–

International Small Cap Insights Fund	1,071	–

(a)

Amounts disclosed represent average number of contracts for futures and notional amounts for forward contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

61

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Emerging Markets Equity Insights Fund	1.00%	1.00%	0.90%	0.86%	0.84%	0.99%	0.94%(1)

International Equity Insights Fund	0.81	0.73	0.69	0.68	0.67	0.75	0.75

International Small Cap Insights Fund	0.85	0.85	0.77	0.73	0.72	0.80	0.80

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(1)

Effective February 28, 2025, GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.92% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal year ended October 31, 2025, GSAM waived $2,020, $16,534 and $9,449 of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2025, Goldman Sachs retained the following amounts:

62

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Emerging Markets Equity Insights Fund	$ 3,077	$ —

International Equity Insights Fund	4,062	—

International Small Cap Insights Fund	3,820	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to February 28, 2025, Goldman Sachs waived its transfer agent fee equal to 0.02% as an annual rate of the average net assets attributable to Class A, Class C, Investor, and Class R6 Shares of the Emerging Markets Equity Insights Fund.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds are 0.014%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Equity Insights Fund	$1,029,814	$10,562	$1,863,403	$2,903,779

International Equity Insights Fund	16,534	–	945,354	961,888

International Small Cap Insights Fund	9,449	–	1,655,808	1,665,257

63

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of October 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended October 31, 2025:

Emerging Markets Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$–	$145,310,966	$(145,310,966)	$–	$–	$–	–	$42,573	$–

International Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares
	6,782,167	631,395,021	(625,606,754)	–	–	12,570,434	12,570,434	443,973	–

International Small Cap Insights Fund

Underlying Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares
	22,810,226	484,709,056	(507,519,282)	–	–	–	–	229,117	–

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2025, were as follows:

Fund	Purchases	Sales

Emerging Markets Equity Insights Fund	$3,578,297,856	$3,603,891,843

International Equity Insights Fund	6,327,205,530	4,266,869,852

International Small Cap Insights Fund	8,007,919,458	7,494,398,620

64

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of October 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended October 31, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year ended October 31, 2025
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of October 31, 2025

Emerging Markets Equity Insights Fund	$32,480	$42,138	$—

International Equity Insights Fund	26,333	2,622	—

International Small Cap Insights Fund	57,202	28,182	—

65

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended October 31, 2025.

Fund	Beginning value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of October 31, 2025

Emerging Markets Equity Insights Fund	$—	$189,724,235	$(173,445,122)	$16,279,113

International Equity Insights Fund	19,792,150	514,992,566	(463,673,876)	71,110,840

International Small Cap Insights Fund	23,329,427	1,315,910,960	(1,241,245,609)	97,994,778

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 were as follows:

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Distributions paid from:

Ordinary Income	$29,339,214	$45,230,893	$175,616,158

Long-term capital gains	—	59,035,927	—

Total taxable distributions	$29,339,214	$104,266,820	$175,616,158

The tax character of distributions paid during the fiscal year ended October 31, 2024 were as follows:

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Distributions paid from:

Ordinary Income	$68,532,834	$42,619,725	$102,314,871

As of the Fund’s most recent fiscal year end, October 31, 2025, the Funds’ capital loss carryforwards were as follows:

	Emerging Markets Equity Insights Fund*	International Equity Insights Fund	International Small Cap Insights Fund*

Undistributed ordinary income — net	$53,169,724	$264,427,219	$230,346,587

Undistributed long-term capital gains	—	99,810,884	219,602,892

Total undistributed earnings	$53,169,724	$364,238,103	$449,949,479

Capital loss carryforwards:

Perpetual Short-Term	(186,633,150)	—	—

Unrealized gains (losses) — net	648,800,234	527,744,535	888,961,436

Total accumulated earnings (losses) — net	$515,336,808	$891,982,638	$1,338,910,915

* The Emerging Markets Equity Insights Fund and International Small Cap Insights Fund utilized $137,735,984 and $240,529,449 of capital losses in the current fiscal year, respectively.

66

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

8. TAX INFORMATION (continued)

As of October 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Tax Cost	$2,010,695,174	$4,055,982,157	$4,765,936,910

Gross unrealized gain	702,142,615	595,044,858	984,554,585

Gross unrealized loss	(53,342,381)	(67,300,323)	(95,593,149)

Net unrealized gain (loss)	$648,800,234	$527,744,535	$888,961,436

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so,

67

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

9. OTHER RISKS (continued)

which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

68

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Equity Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	893,821	$8,538,548	1,052,104	$9,193,791

Reinvestment of distributions	33,378	290,388	124,725	984,081

Shares redeemed	(1,075,985)	(10,483,621)	(1,115,617)	(9,652,744)

	(148,786)	(1,654,685)	61,212	525,128

Class C Shares

Shares sold	25,745	237,756	19,803	171,586

Reinvestment of distributions	700	6,038	11,797	92,252

Shares redeemed	(150,287)	(1,350,544)	(110,081)	(932,283)

	(123,842)	(1,106,750)	(78,481)	(668,445)

Institutional Shares

Shares sold	29,201,862	270,828,586	32,534,663	279,879,535

Reinvestment of distributions	1,778,869	15,369,429	4,813,416	37,737,184

Shares redeemed	(35,910,810)	(335,942,467)	(31,489,873)	(266,482,737)

	(4,930,079)	(49,744,452)	5,858,206	51,133,982

Investor Shares

Shares sold	9,449,185	91,713,365	7,506,615	66,541,436

Reinvestment of distributions	160,566	1,385,679	255,164	1,997,938

Shares redeemed	(5,291,132)	(52,546,361)	(2,281,307)	(19,677,061)

	4,318,619	40,552,683	5,480,472	48,862,313

Class R6 Shares

Shares sold	18,740,444	169,535,597	20,067,709	176,275,110

Reinvestment of distributions	796,496	6,873,764	1,875,263	14,683,309

Shares redeemed	(20,816,866)	(192,903,881)	(19,272,647)	(161,119,440)

	(1,279,926)	(16,494,520)	2,670,325	29,838,979

Class R Shares

Shares sold	494,622	4,648,216	461,023	3,901,916

Reinvestment of distributions	19,577	166,795	95,601	738,041

Shares redeemed	(626,325)	(5,599,963)	(539,905)	(4,525,066)

	(112,126)	(784,952)	16,719	114,891

Class P Shares

Shares sold	468,774	4,296,302	3,270,888	26,822,124

Reinvestment of distributions	87,628	756,233	356,043	2,787,817

Shares redeemed	(1,190,321)	(10,850,549)	(4,393,115)	(35,709,394)

	(633,919)	(5,798,014)	(766,184)	(6,099,453)

NET INCREASE (DECREASE) IN SHARES	(2,910,059)	$(35,030,690)	13,242,269	$123,707,395

69

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) October 31, 2025

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,392,542	$21,560,289	710,806	$10,081,919

Reinvestment of distributions	251,979	3,505,606	125,043	1,640,559

Shares redeemed	(1,248,736)	(19,458,472)	(1,165,571)	(16,436,796)

	395,785	5,607,423	(329,722)	(4,714,318)

Class C Shares

Shares sold	134,245	2,223,361	14,864	210,948

Reinvestment of distributions	15,685	215,429	7,592	98,164

Shares redeemed	(167,106)	(2,507,379)	(193,043)	(2,675,070)

	(17,176)	(68,589)	(170,587)	(2,365,958)

Institutional Shares

Shares sold	110,724,245	1,879,459,274	13,645,477	202,460,556

Reinvestment of distributions	3,180,202	45,720,154	658,887	8,921,323

Shares redeemed	(15,252,301)	(247,274,956)	(9,635,738)	(140,256,154)

	98,652,146	1,677,904,472	4,668,626	71,125,725

Service Shares

Shares sold	48,642	756,272	32,286	449,571

Reinvestment of distributions	6,780	95,935	4,081	54,354

Shares redeemed	(78,587)	(1,285,481)	(75,221)	(1,093,126)

	(23,165)	(433,274)	(38,854)	(589,201)

Investor Shares

Shares sold	9,958,808	156,990,020	3,738,050	52,824,814

Reinvestment of distributions	480,809	6,550,859	148,874	1,916,004

Shares redeemed	(1,965,345)	(30,608,319)	(1,174,001)	(16,353,329)

	8,474,272	132,932,560	2,712,923	38,387,489

Class R6 Shares

Shares sold	18,477,292	287,454,828	5,060,197	74,819,341

Reinvestment of distributions	1,253,453	17,973,611	436,112	5,900,598

Shares redeemed	(8,240,603)	(130,982,154)	(10,106,894)	(137,416,924)

	11,490,142	174,446,285	(4,610,585)	(56,696,985)

Class R Shares

Shares sold	83,837	1,271,486	99,240	1,368,340

Reinvestment of distributions	25,247	339,928	10,942	139,072

Shares redeemed	(138,323)	(2,081,988)	(95,647)	(1,315,988)

	(29,239)	(470,574)	14,535	191,424

Class P Shares

Shares sold	13,106,473	225,000,645	1,468,063	20,733,225

Reinvestment of distributions	1,534,813	22,027,668	793,695	10,730,751

Shares redeemed	(4,938,311)	(78,402,553)	(3,106,938)	(44,910,993)

	9,702,975	168,625,760	(845,180)	(13,447,017)

NET INCREASE IN SHARES	128,645,740	$2,158,544,063	1,401,156	$31,891,159

70

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Small Cap Insights Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,106,517	$16,393,530	851,238	$10,854,176

Reinvestment of distributions	214,444	2,618,366	145,370	1,729,909

Shares redeemed	(1,710,931)	(24,994,070)	(2,225,798)	(27,218,180)

	(389,970)	(5,982,174)	(1,229,190)	(14,634,095)

Class C Shares

Shares sold	64,777	992,293	10,731	130,306

Reinvestment of distributions	15,580	185,711	16,580	191,994

Shares redeemed	(279,188)	(3,767,097)	(480,136)	(5,917,702)

	(198,831)	(2,589,093)	(452,825)	(5,595,402)

Institutional Shares

Shares sold	91,092,921	1,286,593,556	72,157,475	915,754,478

Reinvestment of distributions	12,141,701	147,400,252	6,697,408	79,297,310

Shares redeemed	(60,072,469)	(842,841,627)	(41,597,942)	(532,394,344)

	43,162,153	591,152,181	37,256,941	462,657,444

Investor Shares

Shares sold	2,922,215	42,165,953	2,849,849	36,785,973

Reinvestment of distributions	368,519	4,459,082	200,270	2,363,189

Shares redeemed	(2,673,714)	(37,955,398)	(1,950,311)	(24,549,725)

	617,020	8,669,637	1,099,808	14,599,437

Class R6 Shares

Shares sold	9,456,222	127,088,485	6,293,267	81,852,739

Reinvestment of distributions	1,235,812	15,052,193	1,199,400	14,236,876

Shares redeemed	(11,846,722)	(161,911,147)	(18,285,363)	(240,497,090)

	(1,154,688)	(19,770,469)	(10,792,696)	(144,407,475)

Class P Shares

Shares sold	63,938	952,429	23,987	321,951

Reinvestment of distributions	127,898	1,556,519	97,088	1,152,437

Shares redeemed	(525,409)	(6,822,271)	(682,370)	(8,307,578)

	(333,573)	(4,313,323)	(561,295)	(6,833,190)

NET INCREASE IN SHARES	41,702,111	$567,166,759	25,320,743	$305,786,719

71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund and Goldman Sachs International Small Cap Insights Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund and Goldman Sachs International Small Cap Insights Fund (three of the funds constituting Goldman Sachs Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

72

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund, and Goldman Sachs International Small Cap Insights Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of each of the Emerging Markets Equity Insights Fund and International Small Cap Insights Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

73

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The

74

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Trustees also received information (in the case of each of the Emerging Markets Equity Insights Fund and International Small Cap Insights Fund) comparing the Fund performance to that of a composite of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Emerging Markets Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the five- and ten-year periods and had placed in the third quartile and underperformed the Fund’s benchmark index for the one- and three-year periods ended March 31, 2025. They considered that the International Equity Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. The Trustees noted that the Emerging Markets Equity Insights Fund and International Equity Insights Fund had each experienced certain portfolio management changes in 2022. They observed that the International Small Cap Insights Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

75

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

First $1 billion	1.00%	0.81%	0.85%

Next $1 billion	1.00	0.73	0.85

Next $3 billion	0.90	0.69	0.77

Next $3 billion	0.86	0.68	0.73

Over $8 billion	0.84	0.67	0.72

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee (in the case of the Emerging Markets Equity Insights Fund and International Small Cap Insights Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Emerging Markets Equity Insights Fund’s Class A, Class C, Investor, and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the International Equity Insights Fund and International Small Cap Insights Fund, each of which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

76

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

77

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Goldman Sachs Trust – International Equity Insights Funds - Tax Information (Unaudited)

From distributions paid during the year ended October 31, 2025, the total amount of income received by the Emerging Markets Equity Insights, International Equity Insights, and International Small Cap Insights Funds from sources within foreign countries and possessions of the United States was $0.1945, $0.2764, and $0.4422 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Emerging Markets Equity Insights, International Equity Insights, and International Small Cap Insights Funds were 76.59%, 74.34%, and 68.86%, respectively. The total amount of taxes paid by the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds to such countries was $0.1101, $0.0327, and $0.0497 per share, respectively.

For the year ended October 31, 2025, 61.22%, 37.32% and 65.82% of the dividends paid from net investment company taxable income by the Emerging Markets Equity Insights, International Equity Insights, and International Small Cap Insights Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended October 31, 2025, 0.22% of the dividends paid from net investment company taxable income by the International Equity Insights Fund qualifies for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, the International Equity Insights Fund designate $59,035,927, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended October 31, 2025.

78

(This page intentionally left blank)

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. INTINSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	January 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	January 5, 2026